                                                        File Numbers: 333-183590
                                                                       811-22093
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ----------------
                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___                                            [ ]

Post-Effective Amendment No. 14                                            [X]

                                     And/or


                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82                                                           [X]

                               ----------------
           Minnesota Life Individual Variable Universal Life Account
                           (Exact Name of Registrant)
                               ----------------
                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)


                               ----------------
            400 Robert Street North, St. Paul, Minnesota 55101-2098

              (Address of Depositor's Principal Executive Offices)


                                 1-651-665-3500
              (Depositor's Telephone Number, including Area Code)


                               ----------------
                           Gary R. Christensen, Esq.

              Senior Vice President, Secretary and General Counsel


                               ----------------
                        Minnesota Life Insurance Company

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)


                               ----------------
It is proposed that this filing will become effective (check appropriate box):


[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2019 pursuant to paragraph (b) of Rule 485


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[ ]60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:


[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Universal Life Insurance
Policies

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


Prospectus

Premier Variable Universal Life (formerly ML Premier Variable Universal Life) Minnesota Life Insurance Company
Minnesota Life Individual Variable Universal Life Account
Variable Universal Life Insurance Policy with Fixed Indexed Account Options

   This prospectus describes a Variable Universal Life Insurance Policy with Fixed Indexed Account Options (the "Policy") issued by Minnesota Life Insurance Company ("Minnesota Life," "we," "us," or "our"). The Policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your insurance agent or financial adviser.


   You can allocate your Policy's Accumulation Value to one or more Sub-Accounts of the Minnesota Life Individual Variable Universal Life Account (the "Variable Account"), each of which invests exclusively in one of the Portfolios listed below. The value of your investment in the Variable Account will vary with the investment experience of the Sub-Accounts you select. You can also allocate your Policy's Accumulation Value to the Guaranteed Interest Account, which credits a specific rate of interest and is part of Minnesota Life's General Account, or to one or all of five Fixed Indexed Accounts, Indexed Account A, Indexed Account B, Indexed Account G, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account, each of which, other than Indexed Account G, credits interest based in part upon changes in the Standard & Poor's 500(R) Composite Stock Price Index excluding dividends ("Index" or "S&P 500(R)"). Indexed Account G credits interest based in part on the Standard & Poor's 500(R) Low Volatility Index excluding dividends ("S&P Low Vol. Index" or "S&P Low Vol."). Indexed Account A, Indexed Account B, Indexed Account G, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account are also part of Minnesota Life's General Account. Neither the Policy nor Indexed Account A and Indexed Account B, Indexed Account G, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account represent an investment in the stock market or any securities index. Please note, certain fixed indexed accounts may not be available in all states. Please consult your advisor for availability in your state.



The following Portfolios are available under the Policy:







Securian Funds Trust
o SFT Core Bond Fund -- Class 1 Shares
o SFT Dynamic Managed Volatility Fund
o SFT Government Money Market Fund
o SFT Index 400 Mid-Cap Fund -- Class 1 Shares
o SFT Index 500 Fund -- Class 1 Shares
o SFT International Bond Fund -- Class 1 Shares
o SFT IvySM Growth Fund*
o SFT IvySM Small Cap Growth Fund*
o SFT Managed Volatility Equity Fund
o SFT Real Estate Securities Fund -- Class 1 Shares
o SFT T. Rowe Price Value Fund
o SFT Wellington Core Equity Fund -- Class 1 Shares


  * `Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund's subadvisor.




AB Variable Products Series Fund, Inc.
o Dynamic Asset Allocation Portfolio -- Class B Shares
o International Value Portfolio -- Class A Shares



American Century Variable Portfolios, Inc.
o VP Income & Growth Fund -- Class I Shares

American Century Variable Portfolios II, Inc.
o VP Inflation Protection Fund -- Class I Shares




American Funds Insurance Series(R)
o Global Bond Fund -- Class 1 Shares
o Global Small Capitalization Fund -- Class 1 Shares
o Growth Fund -- Class 1 Shares
o Growth-Income Fund -- Class 1 Shares
o International Fund -- Class 1 Shares
o New World Fund(R) -- Class 1 Shares
o U.S. Government/AAA-Rated Securities Fund -- Class 1 Shares



Legg Mason Partners Variable Equity Trust
o ClearBridge Variable Small Cap Growth Portfolio -- Class I Shares




Fidelity(R) Variable Insurance Products Funds
o Equity-Income Portfolio -- Initial Class Shares
o Mid Cap Portfolio -- Initial Class Shares




Franklin Templeton Variable Insurance Products Trust
o Franklin Small Cap Value VIP Fund -- Class 1 Shares




AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
o Invesco V.I. American Value Fund -- Series I Shares
o Invesco V.I. Comstock Fund -- Series I Shares




Ivy Variable Insurance Portfolios
o Ivy VIP Asset Strategy -- Class II Shares
o Ivy VIP Core Equity -- Class II Shares
o Ivy VIP Global Growth -- Class II Shares
o Ivy VIP International Core Equity -- Class II Shares
o Ivy VIP Mid Cap Growth -- Class II Shares
o Ivy VIP Pathfinder Moderate -- Managed Volatility -- Class II Shares
o Ivy VIP Science and Technology -- Class II Shares
o Ivy VIP Small Cap Core -- Class II Shares




Janus Aspen Series
o Janus Henderson Balanced Portfolio -- Institutional Shares
o Janus Henderson Flexible Bond Portfolio -- Institutional Shares
o Janus Henderson Forty Portfolio -- Institutional Shares
o Janus Henderson Mid Cap Value Portfolio -- Institutional Shares
o Janus Henderson Overseas Portfolio -- Institutional Shares




MFS(R) Variable Insurance Trust
o MFS(R) Mid Cap Growth Series -- Initial Class

MFS(R) Variable Insurance Trust II
o MFS(R) International Value Portfolio -- Initial Class



Morgan Stanley Variable Insurance Fund, Inc.
o Emerging Markets Equity Portfolio -- Class II Shares




ALPS Variable Investment Trust
o Morningstar Aggressive Growth ETF Asset Allocation Portfolio -- Class I
  Shares*
o Morningstar Balanced ETF Asset Allocation Portfolio -- Class I Shares*
o Morningstar Conservative ETF Asset Allocation Portfolio -- Class I Shares*
o Morningstar Growth ETF Asset Allocation Portfolio -- Class I Shares*
o Morningstar Income and Growth ETF Asset Allocation Portfolio -- Class I
  Shares*


  * These Portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled "General Descriptions -- The Funds" for additional information.




Neuberger Berman Advisers Management Trust
o Neuberger Berman AMT Sustainable Equity Portfolio -- I Class Shares




Oppenheimer Variable Account Funds

o Oppenheimer International Growth Fund/VA -- Non-Service Shares*


o Oppenheimer Main Street Small Cap Fund(R)/VA -- Non-Service Shares*


  * Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).





PIMCO Variable Insurance Trust
o PIMCO VIT Global Diversified Allocation Portfolio -- Advisor Class Shares
o PIMCO VIT Low Duration Portfolio -- Institutional Class Shares
o PIMCO VIT Total Return Portfolio -- Institutional Class Shares




Putnam Variable Trust
o Putnam VT Equity Income Fund -- Class IA Shares
o Putnam VT Growth Opportunities Fund -- Class IA Shares
o Putnam VT International Equity Fund -- Class IA Shares



Northern Lights Variable Trust
o TOPS(R) Managed Risk Flex ETF Portfolio



Vanguard(R) Variable Insurance Fund

Vanguard and the ship logo are trademarks of The Vanguard Group, Inc.
o Balanced Portfolio
o Capital Growth Portfolio
o Diversified Value Portfolio
o Equity Income Portfolio
o High Yield Bond Portfolio
o International Portfolio
o Short-Term Investment-Grade Portfolio
o Small Company Growth Portfolio
o Total Bond Market Index Portfolio
o Total Stock Market Index Portfolio


Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.


If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 800-643-5728.


You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line at 800-643-5728. Your election to receive reports in paper will apply to all portfolio companies under your policy.


Please note that the Policy and the Portfolios:

      o are not guaranteed to achieve their goals;
      o are not federally insured;
      o are not endorsed by any bank or government agency; and
      o are subject to risks, including loss of the amount invested.


A prospectus for each of the Portfolios available through the Variable Account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.


The Securities and Exchange Commission has not approved the Policy, the Guaranteed Interest Account, Indexed Account A, Indexed Account B, Indexed Account G, Optimizer 1 Indexed Account or Optimizer 2 Indexed Account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


The Policy is not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Minnesota Life
400 Robert Street North o St. Paul, Minnesota 55101-2098
Ph 651/665-3500 o http:/www.securian.com

Dated: May 1, 2019

Table of Contents





Summary of Benefits and Risks                                                                1
Fee Tables                                                                                   7
General Descriptions                                                                        17
    Minnesota Life Insurance Company                                                        17
    Individual Variable Universal Life Account                                              17
    The Funds                                                                               18
    Additions, Deletions or Substitutions                                                   23
    The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account  24
    Payments Made by Underlying Mutual Funds                                                37
    Policy Charges                                                                          38
Information about the Policy                                                                43
    Variable Universal Life Insurance                                                       43
    Policy Changes                                                                          43
    Applications and Policy Issue                                                           45
    Policy Premiums                                                                         46
    Free Look                                                                               49
    Accumulation Value                                                                      49
    Transfers                                                                               54
Death Benefit                                                                               59
    Death Benefit Proceeds                                                                  59
    Death Benefit Options                                                                   60
    Effect of Partial Surrenders on the Death Benefit                                       63
    Effect of Chronic Illness Benefit Payment on the Death Benefit                          63
    Choosing Death Benefit Options                                                          63
    Changing the Death Benefit Option                                                       63
    Increasing/Decreasing the Face Amount                                                   63
    Settlement Options                                                                      65
    Abandoned Property Requirements                                                         65
    Policy Loans                                                                            65
    Surrender                                                                               69
    Partial Surrender                                                                       70
    Other Policy Provisions                                                                 71
    Supplemental Agreements                                                                 72
Other Matters                                                                               90
    Federal Tax Status                                                                      90
    Tax Treatment of Policy Benefits                                                        92
    Voting Rights                                                                           97
    Compensation Paid for the Sale of Policies                                              98
    Cybersecurity                                                                          101
    Legal Proceedings                                                                      101
    Financial Statements                                                                   101
    Registration Statement                                                                 101
Statement of Additional Information                                                        103
Appendix -- Glossary                                                                       A-1



                      (This page intentionally left blank)



Summary of Benefits and Risks

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features of the Policy. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a flexible premium variable universal life insurance policy called Premier VUL. This prospectus describes two versions of the Premier VUL Insurance Policy, "Premier 2001 CSO" and "Premier 2017 CSO." In states where the policy forms were approved, Premier 2001 CSO was issued prior to May 1, 2019 and Premier 2017 CSO after that date. Premier 2001 CSO may be available from May 1, 2019 through December 31, 2019 in states in where Premier 2017 CSO is not approved. Please consult with your Advisor for availability in your state. As the Policy Owner, you can exercise all the rights under the Policy, including the right to change the Owner, the Beneficiary and to make other policy changes. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged. You can lose some or all of your money. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within 30 days after you receive it.


What are some of the benefits of the Policy?

The Policy allows for the growth of Accumulation Value, while life insurance coverage remains in force, and permits the flexible payment of premiums. The Accumulation Value of the Policy will fluctuate with the investment performance of the Sub-Accounts of the Variable Account. You may transfer Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account, or the Fixed Indexed Accounts, surrender all or part of your Accumulation Value under the Policy and take policy loans, subject to the limitations described in this prospectus. Each Policy has a Face Amount, however, the Death Benefit payable upon the death of the insured may be greater than the Face Amount, as described later in this prospectus.



We offer fourteen Agreements that provide supplemental insurance benefits under the Policy. Please consult your advisor for availability of all Agreements in your state.




                     Agreement                                            Availability
  Accelerated Death Benefit for Chronic Illness      Available on Premier 2001 CSO policies and Premier
  Agreement                                          2017 CSO policies
  Accelerated Death Benefit for Terminal Illness     Available on Premier 2001 CSO policies and Premier
  Agreement*                                         2017 CSO policies
  Business Continuation Agreement                    No longer available for policies issued after August
                                                     17, 2018
  Children's Term Agreement                          Available on Premier 2001 CSO policies
  Early Values Agreement                             Available on Premier 2001 CSO policies and Premier
                                                     2017 CSO policies
  Guaranteed Income Agreement                        Available on Premier 2001 CSO policies and Premier
                                                     2017 CSO policies
  Guaranteed Insurability Option Agreement           Available on Premier 2001 CSO policies and Premier
                                                     2017 CSO policies
  Guaranteed Insurability Option for Business        No longer available for policies issued after August
  Agreement                                          17, 2018
  Income Protection Agreement                        Available on Premier 2001 CSO policies and Premier
                                                     2017 CSO policies

               Agreement                                      Availability
  Inflation Agreement                    Available on Premier 2001 CSO policies and Premier
                                         2017 CSO policies
  Long Term Care Agreement               Applications no longer available in most states as of
                                         October 17, 2016
  Overloan Protection Agreement          Available on Premier 2001 CSO policies and Premier
                                         2017 CSO policies
  Premium Deposit Account Agreement*     Available on Premier 2001 CSO policies and Premier
                                         2017 CSO policies
  Term Insurance Agreement               Available on Premier 2001 CSO policies and Premier
                                         2017 CSO policies
  Waiver of Charges Agreement            Available on Premier 2001 CSO policies
  Waiver of Premium Agreement            Available on Premier 2001 CSO policies and Premier
                                         2017 CSO policies



* There is no charge for the Accelerated Death Benefit for Terminal Illness Agreement or the Premium Deposit Account Agreement.


We also offer several ways of receiving Death Benefit proceeds under the Policy, other than in a lump sum. Information concerning the settlement options available under the Policy is set forth later in this prospectus, and in the Statement of Additional Information that we will provide you upon request. See "Statement of Additional Information" section to this prospectus.


In general, under the Internal Revenue Code (the "Code"), the Death Benefit payable under a qualifying life insurance policy is excludable from the gross income of the Beneficiary, and the Owner would not be deemed to be in constructive receipt of the Accumulation Value of the Policy until there is a distribution. This means that under a qualifying life insurance policy, Accumulation Value builds up on a tax deferred basis and transfers of Accumulation Value among the available investment options under the Policy may be made tax free. This Policy is designed to afford the tax treatment normally accorded life insurance contracts under the Code.


How can the Policy be changed?

The Policy allows you the flexibility to tailor your Policy to your needs at issue and to change your Policy thereafter as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the Face Amount and Death Benefit option under the Policy.


What makes the Policy Variable?

The Policy is called "variable" because unlike traditional whole life and universal life contracts which provide for accumulation of contract values at fixed rates determined by the insurance company, the Accumulation Value of the Policy may be invested in the Sub-Accounts of the Variable Account. In turn, each Sub-Account invests exclusively in a corresponding Portfolio of a Fund. Thus, your Accumulation Value, to the extent invested in a Sub-Account, will vary with the positive or negative investment experience of the corresponding Portfolio.


If you seek a fixed return on your Accumulation Value, you can allocate Net Premiums and Accumulation Value to the Guaranteed Interest Account, which credits a fixed rate of interest and is part of Minnesota Life's General Account. See "The Guaranteed Interest Account, the Fixed Indexed Accounts, the Interim Account and the Fixed Loan Account."

You may also allocate Net Premiums and Accumulation Value to one or more of the Fixed Indexed Accounts, Indexed Account A, Indexed Account B, Indexed Account G, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account, each of which credits interest based in part upon changes in an underlying Index. The Fixed Indexed Accounts are part of Minnesota Life's General Account. See "The Guaranteed Interest Account, the Fixed Indexed Accounts, the Interim Account and the Fixed Loan Account."


With the Guaranteed Interest Account and each Fixed Indexed Account, you do not bear the risk that adverse investment performance will lower your Accumulation Value invested in that Account. See "The Guaranteed Interest Account and the Fixed Loan Account" and "Fixed Indexed Account Options."


What Death Benefit options are offered under the Policy?

The Policy provides two Death Benefit options: the Level Option and the Increasing Option.


Under the Level Option, the Death Benefit is the Face Amount of the Policy. If the Level Option is in effect, the Death Benefit payable will generally not be affected by either the negative or positive investment performance of the investment options.


Under the Increasing Option, the Death Benefit equals the Face Amount of the Policy plus the Accumulation Value at the time of death of the insured. If the Increasing Option is in effect, the Death Benefit payable will reflect the investment performance of the investment options in which Accumulation Value has been invested.


In order for your Policy to be considered life insurance under Code Section 7702, it must satisfy either the cash value accumulation test or the guideline premium test. Unless you specify otherwise, the Death Benefit qualification test for this Policy is the guideline premium test. The Death Benefit qualification test is shown on the policy data pages and cannot be changed. In order to ensure the Policy continues to satisfy the definition of life insurance under Code Section 7702, we may need to adjust the amount of Death Benefit payable under the Death Benefit option you have chosen.


Do you have access to your Accumulation Value?

Yes. You may transfer Accumulation Value among the available investment options, the Guaranteed Interest Account and the Fixed Indexed Accounts, subject to certain transfer restrictions. See "Transfers." You may also surrender the Policy at any time, or make a partial surrender of the Accumulation Value of the Policy after the first Policy Year. A surrender or partial surrender may have federal tax consequences. See "Federal Tax Status." A Surrender Charge may apply if you surrender the Policy, unless you have elected the Early Values Agreement. If you request a partial surrender, we will assess a Partial Surrender Transaction Charge of 2 percent of the amount withdrawn not to exceed $25.


The maximum partial surrender that you may make at any time is equal to the Accumulation Value less any outstanding policy loan and accrued interest, any applicable Surrender Charge and three months of monthly charges. The minimum partial surrender that you may make is $500. We will not process a partial surrender that would cause your Policy to be disqualified as life insurance under the Code. We reserve the right to defer the payment of any amount from the Guaranteed Interest Account and any of the Fixed Indexed Accounts upon surrender or partial surrender for up to six months.


You may also borrow an amount up to your Accumulation Value less any applicable Surrender Charge and three months of monthly charges as a policy loan. A policy loan may have tax consequences. See "Federal Tax Status."

What are some of the risks of the Policy?

Sub-Account Investment Risk. Your Accumulation Value under the Policy, to the extent invested in the Sub-Accounts of the Variable Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the Sub-Accounts may reduce your Accumulation Value under the Policy. You are also subject to the risk that the investment performance of the Sub-Accounts you select may be less favorable than that of other Sub-Accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. The Policy also offers you the opportunity to have your Accumulation Value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The Death Benefit may also increase and decrease with investment experience.


Fixed Indexed Accounts. The interest credited under the Fixed Indexed Accounts will vary in part depending upon the performance of an underlying Index. For Indexed Account A, Indexed Account B, Indexed Account G and the Optimizer 2 Indexed Account, if the underlying Index declines or does not change in a given year, you bear the risk that no Index Credits will be added to your Accumulation Value in an Indexed Account Segment at the end of the Index Credit Term. You also bear the risk that sustained declines in the underlying Index may result in Index Credits not being credited to your Accumulation Value for a prolonged period of time and you may need to increase your premium payments in order to keep the Policy in force. Conversely, if the investment performance of the underlying Index exceeds the Growth Cap for the Segment, the Index Credits credited to your Accumulation Value would be limited to the Growth Cap for that Segment multiplied by the Participation Rate which may be less than the increase in the underlying Index over the Segment Term. In addition, the amount of any partial surrender or deduction of monthly policy charges from a Segment prior to the end of the Index Credit Term will not receive an Index Credit.


We manage our obligation to credit Index Credits in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap and/or Participation Rate on Segment Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Index Credit Term for any Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received would be reduced. Although the Growth Cap may not be less than the guaranteed minimum Growth Cap, it is within our sole discretion to set the Growth Cap for any indexed Segment.


We may, at our sole discretion, change the Participation Rate for future Index Credit Terms on amounts allocated to Indexed Account G and the Optimizer 2 Indexed Account. If we do so, the amount of the Index Credit which you may have otherwise have received could be reduced. It is within our sole discretion to change the current Participation Rate for Indexed Account G and the Optimizer 2 Indexed Account; however, for Indexed Account G it will never be less than 30% or greater than 200%, and for Optimizer 2 Indexed Account it will never be less than 50% or greater than 150%.


There is no guarantee that the underlying Indices will be available during the entire time you own your Policy. If an Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index may differ from the currently available underlying Indices. This, in turn, may affect the Index Credits you earn.


There is no guarantee that we will continue to offer the Fixed Indexed Accounts during the entire time you own your Policy. We may discontinue offering any or all of the Fixed Indexed Accounts at any time. If we discontinue offering any or all of the Fixed Indexed Accounts, you may transfer Accumulation

Value from the Fixed Indexed Accounts to any other investment options available under the Policy. If you do not do so, your Accumulation Value in the Fixed Indexed Account will be reallocated to the Guaranteed Interest Account.


Allocating Net Premiums or Accumulation Value to one or all of the Fixed Indexed Accounts is not equivalent to investing in the underlying stocks comprising the underlying Indices. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.


If you surrender your Policy before the end of an Index Credit Term, no Index Credit will be credited to your Accumulation Value in that Index Credit Term.


See also the Fixed Indexed Accounts section of the General Descriptions portion of this prospectus for information on Growth Caps and Participation Rates that apply to the Fixed Indexed Accounts.


Policy Termination. There is the risk that the Policy may terminate. If your Policy terminates, all of the Agreements added to the Policy will also terminate. As described in the "Termination" and "Reinstatement" sections of this prospectus, Termination will only occur when the Accumulation Value under the Policy, less the sum of any outstanding policy loans and unpaid Policy Loan Interest, is insufficient to cover the monthly charges, and the subsequent Grace Period expires without sufficient payment being made to keep the Policy in force. You may reinstate a terminated Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be significant adverse tax consequences to the Owner. Policy loans may also have a negative effect on a Policy's Accumulation Value, and may reduce the Death Benefit. See "Policy Premiums."


Guaranteed Income Agreement. You may elect the Guaranteed Income Agreement to provide for a guaranteed payment of Accumulation Value while the insured is alive. While we believe the Guaranteed Income Agreement will not cause the Policy to fail as life insurance under the Code and will take measures to ensure that it does not fail, regulatory agencies or the courts may treat the Policy's tax status differently. In addition, the tax laws may change, which could also impact the tax status of the Policy or could serve to tax the Guaranteed Income Agreement payments. Anyone contemplating exercise of the Guaranteed Income Agreement should consult a tax adviser.


Income Protection Agreement. You may add the Income Protection Agreement ("IPA") to your Policy, which provides for an irrevocable election to have a portion of the Policy Death Benefit payable in installments up to a 30 year period, not to extend beyond the date the insured would have reached Age 95. In return, we may reduce the amount of the Policy's cost of insurance charges while the insured is alive; however, we are not required to do so. The IPA installment payments will earn interest at 1% over the payment term, which may be below the market rate of interest.


Long Term Care Agreement. You may add the Long Term Care ("LTC") Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement's eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor.


Accelerated Death Benefit for Chronic Illness Agreement. You may add the Accelerated Death Benefit for Chronic Illness Agreement to your Policy to provide for an acceleration of the Death Benefit in the event the insured meets the Agreement's eligibility requirements. The tax treatment of chronic illness benefit payments from life insurance policies is uncertain. All or a portion of such payments could be taxable to the Policy Owner. Anyone contemplating purchasing a Policy with the Accelerated Death Benefit for Chronic Illness Agreement should consult a tax advisor.


Overloan Protection Agreement. You may elect the Overloan Protection Agreement to prevent policy Termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain, and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy's Overloan Protection Agreement should consult a tax adviser.


Risks Associated with Certain Funds. Certain Funds use managed volatility strategies to help limit the Fund's overall volatility and reduce the effects of significant market downturns during periods of high equity market volatility. The managed volatility strategy could also limit a Fund's ability to participate in rising equity markets compared to otherwise similar Funds that do not use a managed volatility strategy. Because the use of a managed volatility strategy may, in some markets, suppress the investment performance of a Fund compared to other similar Funds that do not employ such a strategy, investment in a Fund could limit the growth of Accumulation Value under the Policy.


Risks Associated with the General Account. The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.


Surrender and Partial Surrenders. Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, unless you have elected the Early Values Agreement. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the Accumulation Value and will reduce the Death Benefit and increase the risk of Termination. See "Federal Tax Status."


Qualification as Life Insurance. We believe that a Policy issued on the basis of a standard Underwriting Class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account. Failure to qualify would mean that the death proceeds would be included in the Beneficiary's gross income for federal income tax purposes, and that the Accumulation Value is constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy Owner's estate, there is also a risk that the Death Benefit payable under this Policy may be subject to estate taxation. See the "Policy Premiums" and "Federal Tax Status".


Modified Endowment Contract Status. It is possible that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"), depending on how rapidly the Policy is funded. A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly Accumulation Value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution taken before age 59 1/2 that is included in income. See "Federal Tax Status."


Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in-force. The deduction of monthly Policy charges will reduce your Accumulation Value.


The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Sub-Account values could decline depending upon changes in the Underlying Funds. Depending upon the timing of withdrawals, Owners could lose all or part of their premium payments.


Portfolio Risks. A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.


Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.


Transaction Fees

This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.



         Charge             When Charge is Deducted                      Amount Deducted
                                                           Guaranteed Charge*           Current Charge
  Premium Charge(1)        Upon premium                7 percent (includes         4 percent (includes
                           payment, expressed as       premium taxes which         premium taxes which
                           a percentage of             may range from 0            may range from 0
                           premium payment             percent to 2.5 percent)     percent to 2.5 percent)
  Policy Change            Upon change in Face         $100                        $60
  Transaction Charge       Amount, Death
                           Benefit option, or Risk
                           Class
  Partial Surrender        Upon partial                2 percent, not to           2 percent, not to
  Transaction Charge       surrender, expressed        exceed $25                  exceed $25
                           as a percentage of
                           amount surrendered
  Transfer Transaction     Upon transfer               $50 for each transfer       Currently, no transfer
  Charge                                                                           transaction charge is
                                                                                   assessed

         Charge             When Charge is Deducted               Amount Deducted
                                                        Guaranteed Charge*     Current Charge
  Optimizer 1 and 2        On the Interim              1.25 percent           1.25 percent
  Index Segment Charge     Account Transfer
                           Date, expressed as a
                           percentage of
                           Accumulation Value
                           allocated to an
                           Optimizer 1 or 2
                           Indexed Account

(1) The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.

Note about Surrender Charges: The Policy Issue Charge is used to calculate a Surrender Charge and is described further in the table of Periodic Charges Other Than Investment Option Operating Expenses. For additional information regarding the Policy Issue Charge see "Policy Charges -- Accumulation Value Charges."


        Periodic Charges Other Than Investment Option Operating Expenses

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.


                                     When Charge is
           Charge                       Deducted                         Amount Deducted
                                                              Guaranteed Charge*       Current Charge
  Monthly Policy Charge       Monthly, expressed as an      $12 plus $0.0125 per     $8
                              amount of Face Amount         $1,000 of Face Amount
  Policy Issue Charge(1)
  (2001 CSO)
   Maximum Charge(2)          Monthly, within the first     $0.78 per $1,000         $0.78 per $1,000
                              ten Policy Years, and
                              within the first ten years
                              of an increase in Face
                              Amount, expressed as an
                              amount of Initial Face
                              Amount or Face
                              Amount increase
   Minimum Charge(3)          Monthly, within the first     $0.11 per $1,000         $0.11 per $1,000
                              ten Policy Years, and
                              within the first ten years
                              of an increase in Face
                              Amount, expressed as an
                              amount of Initial Face
                              Amount or Face
                              Amount increase
   Charge for Insured Age     Monthly, within the first     $0.21 per $1,000         $0.21 per $1,000
   35 in Male, Preferred      ten Policy Years, and
   Select Non-Tobacco         within the first ten years
   Risk Class, with           of an increase in Face
   Increasing Option          Amount, expressed as an
   Death Benefit              amount of Initial Face
                              Amount or Face
                              Amount increase

                                     When Charge is
           Charge                       Deducted                          Amount Deducted
                                                              Guaranteed Charge*       Current Charge
  Policy Issue Charge(1)
  (2017 CSO)
   Maximum Charge(2)          Monthly, within the first     $0.78 per $1,000         $0.78 per $1,000
                              fifteen Policy Years, and
                              within the first fifteen
                              years of an increase in
                              Face Amount, expressed
                              as an amount of Initial
                              Face Amount or Face
                              Amount increase
   Minimum Charge(4)          Monthly, within the first     $0.14 per $1,000         $0.14 per $1,000
                              fifteen Policy Years, and
                              within the first fifteen
                              years of an increase in
                              Face Amount, expressed
                              as an amount of Initial
                              Face Amount or Face
                              Amount increase
   Charge for Insured Age     Monthly, within the first     $0.24 per $1,000         $0.24 per $1,000
   35 in Male, Preferred      fifteen Policy Years, and
   Select Non-Tobacco         within the first fifteen
   Risk Class, with           years of an increase in
   Increasing Option          Face Amount, expressed
   Death Benefit              as an amount of Initial
                              Face Amount or Face
                              Amount increase
  Cost of Insurance
  Charge(5)
  (2001 CSO)
   Maximum Charge(6)          Monthly, expressed as an      $83.33 per $1,000        $83.33 per $1,000
                              amount of Net Amount
                              at Risk
   Minimum Charge(7)          Monthly, expressed as an      $0.015 per $1,000(8)     $0.005 per $1,000
                              amount of Net Amount
                              at Risk
   Charge for Insured Age     Monthly, expressed as an      $0.10 per $1,000         $0.03 per $1,000
   35 in Male, Preferred      amount of Net Amount
   Select Non-Tobacco         at Risk
   Risk Class
  Cost of Insurance
  Charge (5)
  (2017 CSO)
   Maximum Charge(6)          Monthly, expressed as an      $83.33 per $1,000        $44.81 per $1,000
                              amount of Net Amount
                              at Risk
   Minimum Charge (9)         Monthly, expressed as an      $0.016 per $1,000(8)     $0.004 per $1,000
                              amount of Net Amount
                              at Risk
   Charge for Insured Age     Monthly, expressed as an      $0.101 per $1,000        $0.034 per $1,000
   35 in Male, Preferred      amount of Net Amount
   Select Non-Tobacco         at Risk
   Risk Class

                                    When Charge is
           Charge                      Deducted                                  Amount Deducted
                                                                Guaranteed Charge*                Current Charge
  Mortality and Expense       Monthly, expressed as a      0.075 percent                  0.00 percent
  Risk Charge                 percentage of the Policy
                              Accumulation Value
  Indexed Accounts A, B       Monthly, expressed as a      0.05 percent                   0.00 percent
  and G Indexed Account       percentage of
  Charge(10)                  Accumulation Value in
                              Indexed Accounts A, B
                              and G and in Interim
                              Account scheduled for
                              transfer to Indexed
                              Accounts A, B and G
  Optimizer 1 and 2           Monthly, expressed as a      0.20 percent                   0.06 percent
  Indexed Account Charge      percentage of
                              Accumulation Value in
                              Optimizer 1 and
                              Optimizer 2 Indexed
                              Accounts and in Interim
                              Account scheduled for
                              transfer to Optimizer 1
                              and Optimizer 2 Indexed
                              Accounts
  Cash Extra Charge(11)
   Maximum Charge             Monthly, expressed as an     $100 per $1,000                $100 per $1,000
                              amount of Face Amount
   Minimum Charge             Monthly                      $  0                           $ 0
   Charge for Insured Age     Monthly, expressed as an     $0.01 per $1,000               $0.01 per $1,000
   35 in Male, Preferred      amount of Initial Face
   Select Non-Tobacco         Amount
   Risk Class, Impaired
   Driving History
  Net Fixed Interest Rate     Annually, on each Policy     The net fixed interest         The net fixed interest
  Policy Loan Interest        Anniversary, and upon a      rate Policy Loan Interest      rate Policy Loan Interest
  Charge(12)                  policy loan transaction,     charge is 1 percent.           charge depends upon
                              full surrender, policy                                      how long the policy has
                              Termination or death of                                     been in force. For
                              the Insured                                                 policies in force less than
                                                                                          or equal to ten years, the
                                                                                          net fixed interest rate
                                                                                          Policy Loan Interest
                                                                                          charge is 1.0 percent. For
                                                                                          policies in force more
                                                                                          than ten years, the net
                                                                                          fixed interest rate Policy
                                                                                          Loan Interest charge is
                                                                                          0.10 percent.

                                 When Charge is
         Charge                     Deducted                           Amount Deducted
                                                             Guaranteed Charge*        Current Charge
  Variable Rate Policy     Annually, on each Policy     The greater of:               4 percent
  Loan Interest Charge     Anniversary, and upon a
                           policy loan transaction,     (1) the published
                           full surrender, policy       monthly average
                           Termination or death of      (Moody's Corporate
                           the Insured                  Bond Yield
                                                        Average-Monthly
                                                        Average Corporates) as
                                                        published by Moody's
                                                        Investors Service, Inc. or
                                                        its successor for the
                                                        calendar month ending
                                                        two months prior to the
                                                        date the rate of interest
                                                        for the policy loan is
                                                        determined, and

                                                        (2) the guaranteed
                                                        interest rate for the
                                                        Guaranteed Interest
                                                        Account plus one (1)
                                                        percent per annum.

(1) The Policy Issue Charge varies based on the insured's gender, Risk Class, Age, the Death Benefit Option, and Face Amount option chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the Initial Face Amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, the surrender charge for the Initial Face Amount or any Face Amount increase will equal the sum of any remaining Policy Issue Charges for the Initial Face Amount or the Face Amount increase, as applicable, measured from policy Termination or full surrender to the end of the ten year surrender charge period.
(2) The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, Age 80, Level Option Death Benefit.
(3) The minimum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Tobacco Risk Class, Age 0, Level Option Death Benefit.
(4) The minimum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Tobacco Risk Class, Age 18, Level Option Death Benefit.
(5) The Cost of Insurance Charge will vary based on the insured's gender, Risk Class, and Age.
(6) The maximum Cost of Insurance Charge assumes the insured has the following characteristics: Male, Standard Tobacco Risk Class, Age 120.
(7) The minimum Cost of Insurance Charge assumes the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 6.
(8) The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the policy data pages of your Policy, minus Policy Accumulation Value.
(9) The minimum Cost of Insurance Charge assumes the insured has the following characteristics: Female, Preferred Non-Tobacco Risk Class, Age 4.

(10) The Indexed Account Charge is assessed to help cover administrative and other expenses, including but not limited to, the cost of hedging, associated with making available the Fixed Indexed Accounts.

(11) The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured's gender, Risk Class and Age. See the Cash Extra Charge discussion in the Section entitled "Policy Charges -- Cash Extra Charge."
(12) We charge interest on Policy loans, but we also credit interest on the Fixed Loan Account value we hold as collateral on Policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross loan interest rate charge of three percent (3.0 percent) and the interest credited on the Fixed Loan Account Accumulation Value, which is an annual rate of two percent (2.0 percent) for Policies held less than ten years and an annual rate of two and nine-tenths percent (2.9 percent) for Policies held more than ten years.


         Charge for                 When Charge is
        Agreement(1)                   Deducted                         Amount Deducted
                                                            Guaranteed Charge*      Current Charge
  Waiver of Premium
  Agreement
   Maximum Charge(2)          Monthly, expressed as an     $0.51 per $1,000       $0.51 per $1,000
                              amount of Face Amount
   Minimum Charge(3)          Monthly, expressed as an     $0.01 per $1,000       $0.01 per $1,000
                              amount of Face Amount
   Charge for Insured Age     Monthly, expressed as an     $0.035 per $1,000      $0.035 per $1,000
   30 in Male, Standard       amount of Face Amount
   Non-Tobacco Risk
   Class, with Increasing
   Option Death Benefit
  Waiver of Charges
  Agreement
   Maximum Charge(4)          Monthly, expressed as an     $0.38 per $1,000       $0.38 per $1,000
                              amount of Face Amount
   Minimum Charge(5)          Monthly, expressed as an     $0.01 per $1,000       $0.01 per $1,000
                              amount of Face Amount
   Charge for Insured Age     Monthly, expressed as an     $0.025 per $1,000      $0.025 per $1,000
   30 in Male, Standard       amount of Face Amount
   Non-Tobacco Risk
   Class, with Increasing
   Option Death Benefit
  Term Insurance
  Agreement (issued prior
  to May 1, 2019)
   Maximum Charge(6)          Monthly, expressed as an     $83.33 per $1,000      $27.69 per $1,000
                              amount of Net Amount
                              at Risk
   Minimum Charge(7)          Monthly, expressed as an     $0.015 per $1,000      $0.006 per $1,000
                              amount of Net Amount
                              at Risk
   Charge for Insured Age     Monthly, expressed as an     $0.22 per $1,000       $0.07 per $1,000
   45 in Male, Preferred      amount of Net Amount
   Select Non-Tobacco         at Risk
   Risk Class, with
   Increasing Option
   Death Benefit

                                                                          Amount Deducted
         Charge for                 When Charge is           Guaranteed Charge*        Current Charge
        Agreement(1)                   Deducted
  Children's Term             Monthly, expressed as an     $0.40 per $1,000         $0.40 per $1,000
  Agreement                   amount of coverage
  Overloan Protection
  Agreement
   Maximum Charge(8)          Upon exercise of             7 percent                5 percent
                              Agreement, expressed as
                              a percentage of Policy
                              Accumulation Value
                              upon exercise of
                              Agreement
   Minimum Charge(9)          Upon exercise of             7 percent                5 percent
                              Agreement, expressed as
                              a percentage of Policy
                              Accumulation Value
                              upon exercise of
                              Agreement
   Charge for Insured Age     Upon exercise of             7 percent                5 percent
   75 in Male, Standard       Agreement, expressed as
   Non-Tobacco Risk           a percentage of Policy
   Class                      Accumulation Value
                              upon exercise of
                              Agreement
  Early Values                Monthly, expressed as a      0.05 percent             0.01 percent
  Agreement(10)               percentage of
                              Accumulation Value less
                              Policy loan
  Guaranteed Insurability
  Option(11)
   Maximum Charge(12)         Monthly, expressed as an     $0.192 per $1,000        $0.192 per $1,000
                              amount of additional
                              insurance coverage
   Minimum Charge(13)         Monthly, expressed as an     $0.032 per $1,000        $0.032 per $1,000
                              amount of additional
                              insurance coverage
   Charge for Insured Age     Monthly, expressed as an     $0.044 per $1,000        $0.044 per $1,000
   7 in Male, Preferred       amount of additional
   Non-Tobacco Risk           insurance coverage
   Class
  Long Term Care
  Agreement(14)
   Maximum Charge(15)         Monthly, expressed as an     $3.619 per $1,000        $2.353 per $1,000
                              amount of long term care
                              Net Amount at Risk
   Minimum Charge(16)         Monthly, expressed as an     $0.014 per $1,000        $0.00483 per $1,000
                              amount of long term care
                              Net Amount at Risk
   Charge for Insured Age     Monthly, expressed as an     $0.287167 per $1,000     $0.11 per $1,000
   55 in Male, Standard       amount of long term care
   Non-Tobacco Risk           Net Amount at Risk
   Class, 2 Percent
   Monthly Benefit
   Percentage

                                                                         Amount Deducted
         Charge for                 When Charge is          Guaranteed Charge*       Current Charge
        Agreement(1)                   Deducted
  Inflation Agreement(17)
   Maximum Charge             Monthly                      $5.00                  $5.00
   Minimum Charge             Monthly                      $0.50                  $0.50
   Current Charge for all     Monthly                      $0.83                  $0.83
   Insureds
  Guaranteed Income           Upon exercise of             10 percent             5 percent
  Agreement(18)               Agreement, expressed as
                              a percentage of Policy
                              Accumulation Value
                              upon exercise of
                              Agreement
  Business Continuation
  Agreement(19)**
   Maximum Charge(20)         Monthly, expressed as an     $0.328 per $1,000      $0.328 per $1,000
                              amount of additional
                              insurance coverage
   Minimum Charge(21)         Monthly, expressed as an     $0.0083 per $1,000     $0.0083 per $1,000
                              amount of additional
                              insurance coverage
   Charge for Insured         Monthly, expressed as an     $0.013 per $1,000      $0.013 per $1,000
   Male, Standard             amount of additional
   Non-Tobacco, Age 40,       insurance coverage
   Designated Insured
   Male Non-Tobacco, Age
   40
  Guaranteed Insurability
  Option for
  Business(22)**
   Maximum Charge(23)         Monthly, expressed as an     $0.602 per $1,000      $0.602 per $1,000
                              amount of additional
                              insurance coverage
   Minimum Charge(24)         Monthly, expressed as an     $0.065 per $1,000      $0.065 per $1,000
                              amount of additional
                              insurance coverage
   Charge for Insured         Monthly, expressed as an     $0.273 per $1,000      $0.273 per $1,000
   Male Standard              amount of additional
   Non-Tobacco, Age 45        insurance coverage
  Accelerated Death
  Benefit for Chronic
  Illness Agreement(25)
   Maximum Charge(26)         Monthly, expressed as an     $3.619 per $1,000      $2.353 per $1,000
                              amount of chronic
                              illness Net Amount at
                              Risk
   Minimum Charge(27)         Monthly, expressed as an     $0.014 per $1,000      $0.00483 per $1,000
                              amount of chronic
                              illness Net Amount at
                              Risk

                                                                         Amount Deducted
         Charge for                 When Charge is           Guaranteed Charge*       Current Charge
        Agreement(1)                   Deducted
   Charge for Insured Age     Monthly, expressed as an     $0.287167 per $1,000     $0.11 per $1,000
   55 in Male, Standard       amount of chronic
   Non-Tobacco Risk           illness Net Amount at
   Class, 2 Percent           Risk
   Monthly Benefit
   Percentage
  Term Insurance
  Agreement (issued prior
  to May 1, 2019)
   Maximum Charge(6)          Monthly, expressed as an     $35.47 per $1,000        $33.59 per $1,000
                              amount of Net Amount
                              at Risk
   Minimum Charge(28)         Monthly, expressed as an     $0.016 per $1,000        $0.005 per $1,000
                              amount of Net Amount
                              at Risk
   Charge for Insured Age     Monthly, expressed as an     $0.221 per $1,000        $0.062 per $1,000
   45 in Male, Preferred      amount of Net Amount
   Select Non-Tobacco         at Risk
   Risk Class, with
   Increasing Option
   Death Benefit

(1) The charges for the Waiver of Premiums Agreement, Waiver of Charges Agreement, Term Insurance Agreement, Business Continuation Agreement, Guaranteed Insurability Option, Guaranteed Insurability Option for Business, Long Term Care Agreement, and Accelerated Death Benefit for Chronic Illness Agreement vary based on the insured's gender, Risk Class, Age, and Death Benefit option. The charge for the Overloan Protection Agreement varies based on the insured's gender, Risk Class, Age, and Accumulation Value under the Policy upon exercise of that Agreement.
(2) The maximum Waiver of Premium Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Level Option Death Benefit.
(3) The minimum Waiver of Premium Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
(4) The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 59, Increasing Option Death Benefit.
(5) The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 0, Level Option Death Benefit.
(6) The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 99, Level Option Death Benefit.
(7) The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 6, Level Option Death Benefit.
(8) The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 70.
(9) The minimum Overloan Protection Charge assumes that the insured has the following characteristics: Female, Preferred Select, Age 99.
(10) The minimum and maximum charge for the Early Values Agreement is not affected by the Age, Risk Class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled "Supplemental Agreements."

(11) The Guaranteed Insurability Option (GIO) Charge varies based upon the insured's gender, Risk Class, Age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the section entitled "Supplemental Agreements."
(12) The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 37.
(13) The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, Age 0.
(14) See the Long Term Care Agreement discussion in the section entitled "Supplemental Agreements."
(15) The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, Issue Age 80, 4% monthly benefit.
(16) The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.
(17) The Inflation Agreement Charge is the same for all genders, Risk Classes, and Ages. See the Inflation Agreement discussion in the section entitled "Supplemental Agreements."
(18) The Guaranteed Income Agreement Charge is the same for all genders, Risk Classes and Ages.
(19) The Business Continuation Agreement Charge varies based upon the insured's Age and tobacco status. See the Business Continuation Agreement discussion in the section entitled "Supplemental Agreements."
(20) The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age 70.
(21) The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.
(22) The Guaranteed Insurability Option for Business Charge varies based upon the insured's Age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the section entitled "Supplemental Agreements."
(23) The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54.
(24) The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.
(25) See the Accelerated Death Benefit for Chronic Illness Agreement discussion in the section entitled "Supplemental Agreements."
(26) The maximum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics:
      Female, Standard Tobacco, Issue Age 80, 4% monthly benefit.
(27) The minimum Accelerated Death Benefit for Chronic Illness Agreement Charge assumes that the insured has the following characteristics:
      Female, Preferred Non-Tobacco, Issue Age 20, 2% monthly benefit.
(28) The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, Age 4, Level Option Death Benefit.
* Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.
** The Business Continuation Agreement and Guaranteed Insurability Option for Business Agreement are no longer available on Policies issued after August 17, 2018.

             Total Annual Operating Expenses of the Funds(1)(2)(3)

The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2018. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



                                    Charge                                        Minimum     Maximum
  Total Annual Portfolio Operating Expenses (expenses that are deducted from     0.13%       1.76%
  Portfolio assets include management fees, distribution or service (12b-1)
  fees, and other expenses)


(1) The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, the PIMCO VIT Global Diversified Allocation Portfolio, and the Managed Volatility Funds, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other Funds, each of which are referred to as an "Acquired Fund". A "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In the case of the Morningstar ETF Asset Allocation Portfolios, the Acquired Funds are exchange traded funds of ETF's. In determining the range of the Portfolio expenses, we have taken into account the information received from Morningstar, PIMCO, and the Managed Volatility Fund advisors on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by any of the Morningstar ETF Asset Allocation Portfolios, the PIMCO VIT Global Diversified Allocation Portfolio, or the Managed Volatility Funds as a result of its investment in shares of one or more Acquired Funds. For more information regarding the allocation of indirect expenses please see the underlying fund prospectus. See the prospectuses for the Morningstar ETF Asset Allocation Portfolios, the PIMCO VIT Global Diversified Alloication Portfolio, or Managed Volatility Funds for a presentation of the applicable Acquired Fund fees and expenses.
(2) If the Policy Owner is deemed to have engaged in "market-timing" the Funds may assess redemption fees. See "Market-Timing and Disruptive Trading."
(3) The minimum and maximum Total Annual Portfolio Company Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.


General Descriptions


Minnesota Life Insurance Company

We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


Individual Variable Universal Life Account

On June 11, 2007, our Board of Directors established the Minnesota Life Individual Variable Universal Life Account, as a separate account in accordance with Minnesota insurance law. The Variable Account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"), but registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Account. The Variable Account meets the definition of a "separate account" under the federal securities laws.

We are the legal Owner of the assets in the Variable Account. Minnesota Life is obligated to pay all amounts promised to Policy Owners and Beneficiaries under the Policies. The Minnesota law under which the Variable Account was established provides that the assets of the Variable Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable universal life insurance policies for which the Variable Account was established. The investment performance of the Variable Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Account currently has multiple Sub-Accounts to which you may allocate Net Premiums. Each Sub-Account invests in shares of a corresponding Portfolio of the Funds.


The Funds

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.


Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.



                                                             Investment                                Investment
                Fund/Portfolio                        Adviser and Sub-Adviser                          Objective
---------------------------------------------- ------------------------------------- ---------------------------------------------
AB Variable Products Series Fund, Inc.
Dynamic Asset Allocation Portfolio -           AllianceBernstein L.P.                Seeks to maximize total return
Class B Shares*                                                                      consistent with the Adviser's
                                                                                     determination of reasonable risk.
International Value Portfolio - Class A        AllianceBernstein L.P.                Seeks long-term growth of capital.
Shares
AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund -             Invesco Advisers, Inc.                Above-average total return over a market
Series I Shares                                                                      cycle of three to five years by investing in
                                                                                     common stocks and other equity
                                                                                     securities. Effective on June 30, 2019,
                                                                                     the Fund's investment objective is
                                                                                     long-term capital appreciation.
Invesco V.I. Comstock Fund - Series I          Invesco Advisers, Inc.                Seeks capital growth and income
Shares                                                                               through investments in equity securities,
                                                                                     including common stocks, preferred
                                                                                     stocks and securities convertible into
                                                                                     common and preferred stocks.
ALPS Variable Investment Trust (Morningstar)
Morningstar Aggressive Growth ETF              ALPS Advisors, Inc.                   Seeks to provide investors with capital
Asset Allocation Portfolio - Class I           Sub-Adviser: Morningstar Investment   appreciation.
Shares                                         Management LLC
Morningstar Balanced ETF Asset                 ALPS Advisors, Inc.                   Seeks to provide investors with capital
Allocation Portfolio - Class I Shares          Sub-Adviser: Morningstar Investment   appreciation and some current income.
                                               Management LLC

                                                               Investment                               Investment
                 Fund/Portfolio                         Adviser and Sub-Adviser                          Objective
----------------------------------------------- --------------------------------------- ------------------------------------------
Morningstar Conservative ETF Asset              ALPS Advisors, Inc.                     Seeks to provide investors with current
Allocation Portfolio - Class I Shares           Sub-Adviser: Morningstar Investment     income and preservation of capital.
                                                Management LLC
Morningstar Growth ETF Asset                    ALPS Advisors, Inc.                     Seeks to provide investors with capital
Allocation Portfolio - Class I Shares           Sub-Adviser: Morningstar Investment     appreciation.
                                                Management LLC
Morningstar Income and Growth ETF               ALPS Advisors, Inc.                     Seeks to provide investors with current
Asset Allocation Portfolio - Class I            Sub-Adviser: Morningstar Investment     income and capital appreciation.
Shares                                          Management LLC
American Century Variable Portfolios, Inc.
VP Income & Growth Fund - Class I               American Century Investment             The fund seeks capital growth by
Shares                                          Management, Inc.                        investing in common stocks. Income is a
                                                                                        secondary objective.
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund - Class I          American Century Investment             The fund pursues long-term total return
Shares                                          Management, Inc.                        using a strategy that seeks to protect
                                                                                        against U.S. inflation.
American Funds Insurance Series(R)
Global Bond Fund - Class 1 Shares               Capital Research and Management         The fund's investment objective is to
                                                Company                                 provide, over the long term, a high level
                                                                                        of total return consistent with prudent
                                                                                        investment management.
Global Small Capitalization Fund - Class        Capital Research and Management         The fund's investment objective is to
1 Shares                                        Company                                 provide long-term growth of capital.
Growth Fund - Class 1 Shares                    Capital Research and Management         The fund's investment objective is to
                                                Company                                 provide growth of capital.
Growth-Income Fund - Class 1 Shares             Capital Research and Management         The fund's investment objectives are to
                                                Company                                 achieve long-term growth of capital and
                                                                                        income.
International Fund - Class 1 Shares             Capital Research and Management         The fund's investment objective is to
                                                Company                                 provide long-term growth of capital.
New World Fund(R) - Class 1 Shares              Capital Research and Management         The fund's investment objective is
                                                Company                                 long-term capital appreciation.
U.S. Government/AAA-Rated Securities            Capital Research and Management         The fund's investment objective is to
Fund - Class 1 Shares                           Company                                 provide a high level of current income
                                                                                        consistent with preservation of capital.
Fidelity(R) Variable Insurance Products Funds
Equity-Income Portfolio - Initial Class         Fidelity Management & Research          Seeks reasonable income and the
Shares                                          Company (FMR) is the fund's manager.    potential for capital appreciation. The
                                                Sub-Adviser: FMR Co., Inc. (FMRC) and   fund's goal is to achieve a yield which
                                                other investment advisers serve as      exceeds the composite yield on the
                                                sub-advisers for the fund.              securities comprising the Standard &
                                                                                        Poor's 500SM Index (S&P 500(R)).
Mid Cap Portfolio - Initial Class Shares        Fidelity Management & Research          Seeks long-term growth of capital.
                                                Company (FMR) is the fund's manager.
                                                Sub-Adviser: FMR Co., Inc. (FMRC) and
                                                other investment advisers serve as
                                                sub-advisers for the fund.

                                                                      Investment
                    Fund/Portfolio                             Adviser and Sub-Adviser
------------------------------------------------------ ---------------------------------------
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund -                    Franklin Advisory Services, LLC
Class 1 Shares
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy - Class II Shares               Ivy Investment Management Company
Ivy VIP Core Equity - Class II Shares                  Ivy Investment Management Company
Ivy VIP Global Growth - Class II Shares                Ivy Investment Management Company
Ivy VIP International Core Equity -                    Ivy Investment Management Company
Class II Shares
Ivy VIP Mid Cap Growth - Class II                      Ivy Investment Management Company
Shares
Ivy VIP Pathfinder Moderate - Managed                  Ivy Investment Management Company
Volatility - Class II Shares*                          Sub-Adviser: Securian Asset
                                                       Management, Inc.
Ivy VIP Science and Technology - Class                 Ivy Investment Management Company
II Shares
Ivy VIP Small Cap Core - Class II Shares               Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Balanced Portfolio -                   Janus Capital Management LLC
Institutional Shares
Janus Henderson Flexible Bond Portfolio                Janus Capital Management LLC
- Institutional Shares
Janus Henderson Forty Portfolio -                      Janus Capital Management LLC
Institutional Shares
Janus Henderson Mid Cap Value                          Janus Capital Management LLC
Portfolio - Institutional Shares                       Sub-Adviser: Perkins Investment
                                                       Management LLC
Janus Henderson Overseas Portfolio -                   Janus Capital Management LLC
Institutional Shares
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Small Cap Growth                  Legg Mason Partners Fund Advisor, LLC
Portfolio - Class I Shares                             Sub-Adviser: ClearBridge Investments,
                                                       LLC
MFS(R) Variable Insurance Trust
MFS(R) Mid Cap Growth Series - Initial                 Massachusetts Financial Services
Class                                                  Company
MFS(R) Variable Insurance Trust II
MFS(R) International Value Portfolio -                 Massachusetts Financial Services
Initial Class                                          Company



                                                                        Investment
                    Fund/Portfolio                                      Objective
------------------------------------------------------ -------------------------------------------
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund -                    Seeks long-term total return. Under
Class 1 Shares                                         normal market conditions, the fund
                                                       invests at least 80% of its net assets in
                                                       investments of small capitalization
                                                       companies.
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy - Class II Shares               To seek to provide total return.
Ivy VIP Core Equity - Class II Shares                  To seek to provide capital growth and
                                                       appreciation.
Ivy VIP Global Growth - Class II Shares                To seek to provide growth of capital.
Ivy VIP International Core Equity -                    To seek to provide capital growth and
Class II Shares                                        appreciation.
Ivy VIP Mid Cap Growth - Class II                      To seek to provide growth of capital.
Shares
Ivy VIP Pathfinder Moderate - Managed                  To seek to provide total return consistent
Volatility - Class II Shares*                          with a moderate level of risk as
                                                       compared to the other Ivy VIP
                                                       Pathfinder Managed Volatility Portfolios,
                                                       while seeking to manage volatility of
                                                       investment return.
Ivy VIP Science and Technology - Class                 To seek to provide growth of capital.
II Shares
Ivy VIP Small Cap Core - Class II Shares               To seek to provide capital appreciation.
Janus Aspen Series
Janus Henderson Balanced Portfolio -                   Seeks long-term capital growth,
Institutional Shares                                   consistent with preservation of capital
                                                       and balanced by current income.
Janus Henderson Flexible Bond Portfolio                Seeks to obtain maximum total return,
- Institutional Shares                                 consistent with preservation of capital.
Janus Henderson Forty Portfolio -                      Seeks long-term growth of capital.
Institutional Shares
Janus Henderson Mid Cap Value                          Seeks capital appreciation.
Portfolio - Institutional Shares
Janus Henderson Overseas Portfolio -                   Seeks long-term growth of capital.
Institutional Shares
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Small Cap Growth                  Seeks long-term growth of capital.
Portfolio - Class I Shares
MFS(R) Variable Insurance Trust
MFS(R) Mid Cap Growth Series - Initial                 The fund's investment objective is to
Class                                                  seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
MFS(R) Variable Insurance Trust II
MFS(R) International Value Portfolio -                 To seek capital appreciation.
Initial Class

                                                             Investment                                Investment
                Fund/Portfolio                         Adviser and Sub-Adviser                         Objective
---------------------------------------------- -------------------------------------- -------------------------------------------
Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio -            Morgan Stanley Investment              Seeks long-term capital appreciation by
Class II Shares                                Management Inc.                        investing primarily in growth-oriented
                                                                                      equity securities of issuers in emerging
                                                                                      market countries.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable               Neuberger Berman Investment Advisers   The fund seeks long-term growth of
Equity Portfolio - I Class Shares              LLC                                    capital by investing primarily in
                                                                                      securities of companies that meet the
                                                                                      Fund's financial criteria and social
                                                                                      policy.
Northern Lights Variable Trust (TOPS)
TOPS(R) Managed Risk Flex ETF                  ValMark Advisers, Inc.                 Seeks to provide income and capital
Portfolio*                                     Sub-Adviser: Milliman, Inc.            appreciation with less volatility than the
                                                                                      fixed income and equity markets as a
                                                                                      whole.
Oppenheimer Variable Account Funds
Oppenheimer International Growth               OFI Global Asset Management, Inc.      The fund seeks capital appreciation.
Fund/VA - Non-Service Shares**                 Sub-Adviser: OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap              OFI Global Asset Management, Inc.      The fund seeks capital appreciation.
Fund(R)/VA - Non-Service Shares**              Sub-Adviser: OppenheimerFunds, Inc.
PIMCO Variable Insurance Trust
PIMCO VIT Global Diversified                   Pacific Investment Management          Seeks to maximize risk-adjusted total
Allocation Portfolio - Advisor Class           Company LLC ("PIMCO")                  return relative to a blend of 60% MSCI
Shares*                                                                               World Index 40% Bloomberg Barclays
                                                                                      U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio -             Pacific Investment Management          Seeks maximum total return, consistent
Institutional Class Shares                     Company LLC ("PIMCO")                  with preservation of capital and prudent
                                                                                      investment management.
PIMCO VIT Total Return Portfolio -             Pacific Investment Management          Seeks maximum total return, consistent
Institutional Class Shares                     Company LLC ("PIMCO")                  with preservation of capital and prudent
                                                                                      investment management.
Putnam Variable Trust
Putnam VT Equity Income Fund - Class           Putnam Investment Management, LLC      Seeks capital growth and current income.
IA Shares
Putnam VT Growth Opportunities Fund            Putnam Investment Management, LLC      Seeks capital appreciation.
- Class IA Shares
Putnam VT International Equity Fund -          Putnam Investment Management, LLC      Seeks capital appreciation.
Class IA Shares                                Sub-Adviser: Putnam Investments
                                               Limited; The Putnam Advisory
                                               Company, LLC
Securian Funds Trust
SFT Core Bond Fund - Class 1 Shares            Securian Asset Management, Inc.        Seeks as high a level of long-term total
                                                                                      rate of return as is consistent with
                                                                                      prudent investment risk; preservation of
                                                                                      capital is a secondary objective.

                                                         Investment                                Investment
              Fund/Portfolio                       Adviser and Sub-Adviser                         Objective
----------------------------------------- ---------------------------------------- -----------------------------------------
SFT Dynamic Managed Volatility Fund*      Securian Asset Management, Inc.          Seeks to maximize risk-adjusted total
                                                                                   return relative to its blended benchmark
                                                                                   index comprised of 60% S&P 500 Index
                                                                                   and 40% Bloomberg Barclays U.S.
                                                                                   Aggregate Bond Index (the Benchmark
                                                                                   Index).
SFT Government Money Market Fund          Securian Asset Management, Inc.          Seeks maximum current income to the
                                                                                   extent consistent with liquidity and the
                                                                                   preservation of capital. (1)
SFT Index 400 Mid-Cap Fund - Class 1      Securian Asset Management, Inc.          Seeks investment results generally
Shares                                                                             corresponding to the aggregate price and
                                                                                   dividend performance of publicly traded
                                                                                   stocks that comprise the Standard &
                                                                                   Poor's 400 MidCap Index (the S&P 400).
SFT Index 500 Fund - Class 1 Shares       Securian Asset Management, Inc.          Seeks investment results that correspond
                                                                                   generally to the price and yield
                                                                                   performance of common stocks included
                                                                                   in the Standard & Poor's 500 Composite
                                                                                   Stock Price Index (the S&P 500).
SFT International Bond Fund - Class 1     Securian Asset Management, Inc.          Seeks to maximize current income,
Shares                                    Sub-Adviser: Franklin Advisers, Inc.     consistent with the protection of
                                                                                   principal.
SFT IvySM Growth Fund                     Securian Asset Management, Inc.          Seeks to provide growth of capital.
                                          Sub-Adviser: Ivy Investment
                                          Management Company
SFT IvySM Small Cap Growth Fund           Securian Asset Management, Inc.          Seeks to provide growth of capital.
                                          Sub-Adviser: Ivy Investment
                                          Management Company
SFT Managed Volatility Equity Fund*       Securian Asset Management, Inc.          Seeks to maximize risk-adjusted total
                                                                                   return relative to its blended benchmark
                                                                                   index, comprised of 60% S&P 500 Low
                                                                                   Volatility Index, 20% S&P BMI
                                                                                   International Developed Low Volatility
                                                                                   Index and 20% Bloomberg Barclays U.S.
                                                                                   3 Month Treasury Bellwether Index (the
                                                                                   Benchmark Index).
SFT Real Estate Securities Fund - Class   Securian Asset Management, Inc.          Seeks above average income and
1 Shares                                                                           long-term growth of capital.
SFT T. Rowe Price Value Fund              Securian Asset Management, Inc.          Seeks to provide long-term capital
                                          Sub-Adviser: T. Rowe Price Associates,   appreciation by investing in common
                                          Inc.                                     stocks believed to be undervalued.
                                                                                   Income is a secondary objective.
SFT Wellington Core Equity Fund -         Securian Asset Management, Inc.          Seeks growth of capital.
Class 1 Shares                            Sub-Adviser: Wellington Management
                                          Company LLP
Vanguard(R) Variable Insurance Fund
Balanced Portfolio                        Wellington Management Company LLP        Seeks long-term capital appreciation and
                                                                                   reasonable current income.
Capital Growth Portfolio                  PRIMECAP Management Company              Seeks long-term capital appreciation.
Diversified Value Portfolio               Barrow, Hanley, Mewhinney & Strauss,     Seeks long-term capital appreciation and
                                          Inc.                                     income.

                                                       Investment                               Investment
             Fund/Portfolio                      Adviser and Sub-Adviser                         Objective
--------------------------------------- ---------------------------------------- ----------------------------------------
Equity Income Portfolio                 Wellington Management Company LLP        Seeks above-average level of current
                                                                                 income and reasonable long-term capital
                                                                                 appreciation.
High Yield Bond Portfolio               Wellington Management Company LLP        Seeks high level of current income.
International Portfolio                 Schroder Investment Management           Seeks long-term capital appreciation.
                                        North America, Inc. and Baillie Gifford
                                        Overseas Ltd
Short-Term Investment-Grade Portfolio   The Vanguard Group, Inc.                 Seeks current income while maintaining
                                                                                 limited price volatility.
Small Company Growth Portfolio          ArrowMark Colorado Holdings, LLC and     Seeks long-term capital appreciation.
                                        The Vanguard Group, Inc.
Total Bond Market Index Portfolio       The Vanguard Group, Inc.                 Seeks to track the performance of a
                                                                                 broad, market-weighted bond index.
Total Stock Market Index Portfolio      The Vanguard Group, Inc.                 Seeks to track the performance of a
                                                                                 benchmark index that measures the
                                                                                 investment return of the overall stock
                                                                                 market.

*     This Fund employs a managed volatility strategy.

** Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).

(1) Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.


Additions, Deletions or Substitutions

We reserve the right to add, combine or remove any Sub-Accounts of the Variable Account and to transfer the assets of one or more Sub-Accounts to any other Sub-Account as permitted by law. Each additional Sub-Account will purchase shares in a new Portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the Sub-Accounts of the Variable Account. New investment options will be made available to existing Policy Owners as we determine in our sole discretion.


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or Portfolio for a Sub-Account. Substitution may be made with respect to existing Accumulation Values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

In the event of a Fund merger, any future premium payments will be allocated to the successor or acquiring Fund. In the event of the liquidation of a Fund, you will be required to provide a new allocation to one of the available accounts for future premium payments at the time of the request.



We reserve the right to transfer assets of the Variable Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and the SEC.


We also reserve the right, when permitted by law, to de-register the Variable Account under the 1940 Act, to restrict or eliminate any voting rights of the Policy Owners, to combine the Variable Account with one or more of our other separate accounts, operate the Variable Account or a Sub-Account as either a unit investment trust or management company under the 1940 Act, or in any other form allowed by law, terminate and/or liquidate the Variable Account, and make any changes to the Variable Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any applicable federal or state laws.


The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts issued by Minnesota Life and by other affiliated and unaffiliated life insurance companies, and as investment medium to fund plan benefits for participating qualified plans. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such Policy Owners and contract Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's board of directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of Policy Owners or contract Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account

The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish.


Because of exemptive and exclusionary provisions, interests in our General Account have not been registered as securities under the Securities Act of 1933, and the General Account has not been registered as an investment company under the 1940 Act. However, disclosures regarding the Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Interests in the Fixed Indexed Accounts have not been registered with the SEC. Minnesota Life believes that there are sufficient insurance elements and guarantees with respect to interests in the Fixed Indexed Accounts to qualify for an exemption from registration under the federal securities laws under
Section 3(a)(8) of the Securities Act of 1933. With respect to the Fixed Indexed Accounts, the Policy is in substantial compliance with the conditions set forth in Section 989J(a)(1) - (3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act.


The Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account are those portions of our general assets which are attributable to the Policy and other policies of its class. The description is for accounting purposes only and does not represent a division of our General Account for the specific benefit of policies of this class. Allocations to the Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account become part of our general assets and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the Guaranteed Interest Account, the Fixed Indexed Accounts and the Fixed Loan Account. Policy Owners do not share in the actual investment experience of the assets in our General Account.


Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.


You may allocate a portion or all of the Net Premiums or transfer Accumulation Value from the Sub-Accounts of the Variable Account to accumulate at a fixed rate of interest in the Guaranteed Interest Account. We guarantee such amounts as to principal and a minimum rate of interest. You may also allocate all of the Net Premiums or transfer Accumulation Value to the Fixed Indexed Accounts. Transfers among and between the Guaranteed Interest Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account are subject to certain limitations with respect to timing and amount. These limitations are described under the "Transfers" section of this prospectus.


Guaranteed Interest Account. We bear the full investment risk for amounts allocated to the Guaranteed Interest Account and guarantee that interest credited to each Owner's Accumulation Value in the Guaranteed Interest Account will not be less than an annual rate of interest of 2 percent without regard to the actual investment experience of the Guaranteed Interest Account. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to credit interest in excess of 2 percent per year, and may not do so. Any interest credited on the Policy's Accumulation Value in the Guaranteed Interest Account in excess of the guaranteed minimum interest rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum interest rate.


Fixed Indexed Accounts. Each Fixed Indexed Account is comprised of Segments. A Segment is established when you allocate Net Premium to a Fixed Indexed Account on an Interim Account Transfer Date, transfer Accumulation Value from the Interim Account to a Fixed Indexed Account on an Interim Account Transfer Date or rollover Accumulation Value from a prior Segment to a new Segment. Each Segment has a duration of one year, known as an Index Credit Term.


We do not allow additional allocations of Net Premium or Accumulation Value to a Segment during the Index Credit Term and you may not transfer Accumulation Value from a Segment to any other Investment Option under the Policy until the end of an Index Credit Term. At the end of an Index Credit

Term, we will automatically transfer your Accumulation Value in the Segment to a new Segment in the same Fixed Indexed Account unless you have instructed us to transfer the Accumulation Value to one or more other Investment Options available under the Policy prior to the end of the Index Credit Term.


We credit interest to your Accumulation Value in each Segment, known as an Index Credit. At the end of an Index Credit Term, we credit an Index Credit based in part on any positive change in the underlying Index, over the Index Credit Term. We do not credit negative interest to Accumulation Value in a Segment, which means that if there is a negative change in the value of underlying Index over the Index Credit Term, we will not reduce your Accumulation Value in that Segment to reflect the negative change in the underlying Index. However, in that case, we will also not credit any Index Credit to your Accumulation Value in the Segment. The Optimizer 1 Indexed Account has a Growth Floor of 1%, meaning that for changes in the Index that are less than 1%, we will multiply the Growth Floor of 1% by the Participation Rate to determine the Index Credit rate. We will then multiply the Index Credit rate by your Accumulation Value in the Segment at the end of the Index Credit Term to determine the amount of the Index Credit. All other Fixed Indexed Account options have a Growth Floor of zero.


Each Segment is subject to a Participation Rate. The Participation Rate is a percentage of a positive change in the underlying Index or the Growth Cap that we use to calculate Index Credits that we credit your Accumulation Value in a Segment.


The Growth Cap is the highest positive percentage change in the value of the underlying Index over an Index Credit Term that we will use in determining the amount of an Index Credit. If the actual positive percentage change in value of the underlying Index over the Index Credit Term is higher than the Growth Cap, we will use the Growth Cap to determine the Index Credit. In that case, we will multiply the Growth Cap by the Participation Rate to determine the Index Credit rate. We will then multiply the Index Credit rate by your Accumulation Value in the Segment at the end of the Index Credit Term to determine the amount of the Index Credit. If the positive percentage change in value of the underlying Index is less than the Growth Cap and more than the Growth Floor, we would use the percentage change in value of the underlying Index to determine the Index Credit rate and Index Credit.


The Growth Cap for new Segments in each Fixed Indexed Account is subject to change at the Company's discretion, however, once we set the Growth Cap for a Segment, that Growth Cap will not change for the duration of the Index Credit Term. We guarantee that the Growth Cap for Fixed Indexed Account A will not be lower than a 2% annual interest rate, the Growth Cap for Fixed Indexed Account B will not be lower than a 1.43% annual interest rate, the Growth Cap for Fixed Indexed Account G will not be lower than 2.0%, the Growth Cap for the Optimizer 1 Indexed Account will not be lower than a 4% annual interest rate and the Growth Cap for the Optimizer 2 Indexed Account will not be lower than a 6% annual interest rate.


We will notify you in your Annual Report or by other written notice of the Growth Cap and Participation Rate for new Segments beginning after the date of the Annual Report. The Growth Cap and Participation Rate for the Segments of your initial premium are the Growth Caps and Participation Rates in effect as of the Interim Account Transfer Date on or following the effective date of your initial premium.


The way we calculate Index Credits is different from the way Accumulation Value allocated to the Variable Account, such as the SFT Index 500 Fund Sub-Account, is calculated. The SFT Index 500 Fund Sub-Account invests in the SFT Index 500 Fund, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500(R) Index. Accumulation Value allocated to the SFT Index 500 Fund Sub-Account is valued daily based on the net asset value of the underlying SFT Index 500 Fund. The SFT Index 500 Fund Sub-Account reflects changes in the net asset value of the underlying SFT Index 500 Fund.


Conversely, the Fixed Indexed Accounts are part of the Company's General Account. Investment of General Account assets is at Minnesota Life's sole discretion, subject to applicable law and regulation. Index Credits credited to Segments in any of the Fixed Indexed Account are linked to the performance of the underlying Index. We use a one-year point-to-point interest crediting strategy that credits interest based on the percentage change in value of the underlying Index between two points in time over a one year period, the Index Credit Term, or the Growth Cap, subject to a Participation Rate, as described above.


Except for the Optimizer 1 Indexed Account, there is no guarantee that any Index Credit will be credited to your Accumulation Value in a Segment at the end of an Index Credit Term.


The Growth Caps and Participation Rates that apply to Accumulation Value in the Fixed Indexed Accounts are shown in the following chart:


             Indexed Segment
             created or
             resulting from a
             transfer from
             a prior Segment        Indexed      Indexed      Indexed   Optimizer   Optimizer
             in:                   Account A    Account B    Account G  Account 1   Account 2
             -------------------- ------------- ----------- ----------- ----------- ----------
             May 2013 through
                                  12.00%          7.50%         N/A       18.00%     No Limit
             April 2015
Growth Caps
             May 2015 through
                                  11.00%          6.50%         N/A       18.00%     No Limit
             May 2016
             June 2016 through
                                  10.50%          6.50%         N/A       18.00%     No Limit
             April 2018
             May 2018 through
                                   9.75%          6.25%         N/A       17.00%     No Limit
             January 2019
             February 2019
                                   9.25%          6.25%         N/A       14.00%     No Limit
             through April 2019
             May 2019 and later    9.25%          6.25%       No Limit    14.00%     No Limit


               Participation rate
               for indexed
               Segments created
               or resulting
               from a transfer
               from a prior
               Segment in:
               --------------------
               May 2014 to April
                                    100%   140%   N/A   100%   90%
               2015
 Participation
               May 2015 to April
      Rates
                                    100%   140%   N/A   100%   90%
               2018
               May 2018 to
                                    100%   140%   N/A   100%   85%
               January 2019
               January 2019 to
                                    100%   140%   N/A   100%   75%
               April 2019
               May 2019 and later   100%   140%   75%   100%   75%
               Guaranteed
                                    100%   140%   30%   100%   50%
               participation rate


Examples. Set forth below is a set of examples for each Indexed Account option that shows how we calculate Index Credits.


Indexed Account A

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term, but the percentage increase in the Index does not exceed the applicable Growth Cap. The second example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the percentage increase in the Index is greater than the applicable Growth Cap. The third example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.


Example 1:  Applicable Growth Cap Rate Exceeds Percentage Increase for Index

Assumptions:

     o The value of the S&P 500(R) on the Segment Date is 1,000;

   o The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

   o The Growth Cap for the Segment is 12.00%, or 0.12;

   o The Participation Rate for the Segment is 100%; and

   o The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.


First we determine the rate for calculating the Index Credit. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,050 - 1,000)   =   5.00%
------------------
       1,000

Second, we multiply the lesser of the result (5.00%) and the Growth Cap (12.00%) by the Participation Rate (100%). In this case, the result is lower than the Growth Cap, so we multiply the result (5.00%) by the Participation Rate (100%) to determine the Index Credit rate (5.00%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (5.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  5.00% x $10,000   =   $500

The Segment earned a $500.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,500 ($10,000 + $500).


Example 2: Percentage Increase of Index Exceeds Applicable Growth Cap

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 1,200.


First, we determine the rate for calculating the Index Credit. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,200). We divide the result (200) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,200 - 1,000)   =   20.00%
------------------
       1,000

Second, we multiply the lesser of the result (20.00%) and the Growth Cap (12.00%) by the Participation Rate (100%). In this case, the result is higher than the Growth Cap, so we multiply the Growth Cap (12.00%) by the Participation Rate (100%) to determine the Index Credit rate (12.00%).


Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (12.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  12.00%x $10,000   =   $1,200

The Segment earned a $1,200 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $11,200 ($10,000 + $1,200).


Example 3:  Index Declines

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 700.


First we determine the rate for calculating the Index Credit.. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).


  (700 - 1,000)   =   -30.00%
----------------
      1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.


The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).

Indexed Account B

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term, but the percentage increase in the Index does not exceed the applicable Growth Cap. The second example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the percentage increase in the Index is greater than the applicable Growth Cap. The third example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.


Example 1:  Applicable Growth Cap Rate Exceeds Percentage Increase for Index

Assumptions:

     o The value of the S&P 500(R) on the Segment Date is 1,000;

   o The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

   o The Growth Cap for the Segment is 7.50%, or 0.075;

   o The Participation Rate for the Segment is 140%; and

   o The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.


First, we determine the rate for calculating the Index Credit. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,050 - 1,000)   =   5.00%
------------------
       1,000

Second, we multiply the lesser of the result (5.00%) and the Growth Cap (7.50%) by the Participation Rate (140%). In this case, the result is lower than the Growth Cap, so we multiply the result (5.00%) by the Participation Rate (140%) to determine the Index Credit rate (7.00%).


Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (7.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  7.00% x $10,000   =   $700

The Segment earned a $700.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,700 ($10,000 + $700).


Example 2:  Percentage Increase of Index Exceeds Applicable Growth Cap

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 1,200.


First, we determine the rate for calculating the Index Credit.. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,200). We divide the result (200) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,200 - 1,000)   =   20.00%
------------------
       1,000

Second, we multiply the lesser of the result (20.00%) and the Growth Cap (7.50%) by the Participation Rate (140%). In this case, the result is higher than the Growth Cap, so we multiply the Growth Cap (7.50%) by the Participation Rate (140%) to determine the Index Credit rate (10.50%).

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (10.50%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  10.50% x $10,000   =   $1,050

The Segment earned an $1,050 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $11,050 ($10,000 + $1,050).


Example 3:  Index Declines

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 700.


First we determine the rate for calculating the Index Credit. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).


  (700 - 1,000)   =   -30.00%
----------------
      1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.


The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).


Indexed Account G

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the Segment is not subject to a Growth Cap. The second example shows how we calculate an Index Credit when the Index decreases over the Index Credit Term.


Example 1:  Index Increases Over the Index Credit Term

Assumptions:

     o The value of the S&P 500 Low Vol. on the Segment Date is 1,000;

   o The value of the S&P 500 Low Vol. at the end of the Index Credit Term is 1,050;

   o The Growth Cap for the Segment is unlimited;

   o The Participation Rate for the Segment is 85%; and

   o The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.


First we determine the rate for calculating the Index Credit. We subtract the value of the S&P 500 Low. Vol on the Segment Date (1,000) from the value of the S&P 500 Low Vol. at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500 Low Vol. on the Segment Date (1,000).


  (1,050 - 1,000)   =   5.00%
------------------
       1,000

Second, we multiply the result (5.00%) by the Participation Rate (85%) to determine the Index Credit rate (4.25%). As the Growth Cap is unlimited in this case, it does not impact the Index Credit Rate.

Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (4.25%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  4.25% x $10,000   =   $425

The Segment earned a $425.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,425 ($10,000 + $425).


Example 2:  Index Decreases Over the Index Credit Term

Assumptions are the same as Example 1, except:

     o The value of the S&P 500 Low Vol. at the end of the Index Credit Term is 700.


First we determine the rate for calculating the Index Credit. We subtract the value of the S&P 500 Low Vol. on the Segment Date (1,000) from the value of the S&P 500 Low Vol. at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500 Low Vol. on the Segment Date (1,000).


  (700 - 1,000)   =   -30.00%
----------------
      1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.


The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).


Optimizer 1 Indexed Account

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term, but the percentage increase in the Index does not exceed the applicable Growth Cap. The second example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the percentage increase in the Index is greater than the applicable Growth Cap. The third example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.


Example 1:  Applicable Growth Cap Rate Exceeds Percentage Increase for Index

Assumptions:

     o The value of the S&P 500(R) on the Segment Date is 1,000;

   o The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

   o The Growth Cap for the Segment is 18%, or 0.18;

   o The Growth Floor for the Segment is 1%, or 0.01;

   o The Participation Rate for the Segment is 100%; and

   o The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000.


First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,050 - 1,000)   =   5.00%
------------------
       1,000

Second, we multiply the lesser of the result (5.00%) and the Growth Cap (18.00%) by the Participation Rate (100%). In this case, the result is lower than the Growth Cap, so we multiply the result (5.00%) by the Participation Rate (100%) to determine the Index Credit rate (5.00%).


Third, we determine the amount of the Index Credit. We multiply the Index Credit Rate (5.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  5.00% x $10,000   =   $500

The Segment earned a $500.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,500 ($10,000 + $500).


Example 2:  Percentage Increase of Index Exceeds Applicable Growth Cap

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 1,200.


First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,200). We divide the result (200) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,200 - 1,000)   =   20.00%
------------------
       1,000

Second, we multiply the lesser of the result (20.00%) and the Growth Cap (18.00%) by the Participation Rate (100%). In this case, the result is higher than the Growth Cap, so we multiply the Growth Cap (18.00%) by the Participation Rate (100%) to determine the Index Credit rate (18.00%).


Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (18.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  18.000% x $10,000   =   $1,800

The Segment earned a $1,800 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $11,800 ($10,000 + $1,800).


Example 3:  Index Declines

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 700.


First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).


  (700 - 1,000)   =   -30.00%
----------------
      1,000

Second, we multiply the greater of the result (-30.00%) and the Growth Floor (1.00%) by the Participation Rate (100%). In this case, the result is less than the Growth Floor, so we multiply the Growth Floor (1.00%) by the Participation Rate (100%) to determine the Index Credit rate (1.00%).


Third, we determine the amount of the Index Credit. We multiply the Index Credit rate (1.00%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).

  1.00% x $10,000   =   $100

The Segment earned a $100 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,100 ($10,000 + $100).


Optimizer 2 Indexed Account

The first example shows how we calculate an Index Credit when the Index increases over the Index Credit Term and the Segment is not subject to a Growth Cap. The second example shows how we calculate Index Credits when there is a decline in the Index over the Index Credit Term.


Example 1:  Index Increases

Assumptions:

     o The value of the S&P 500(R) on the Segment Date is 1,000;

   o The value of the S&P 500(R) at the end of the Index Credit Term is 1,050;

   o The Participation Rate for the Segment is 90%;

   o The Accumulation Value under the Segment at the end of the Index Credit Term is $10,000; and

   o The Segment is not subject to a Growth Cap.


First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (1,050). We divide the result (50) by the value of the S&P 500(R) on the Segment Date (1,000).


  (1,050 - 1,000)   =   5.00%
------------------
       1,000

Second, we multiply the result (5.00%) by the Participation Rate (90%) to determine the Index Credit rate (4.50%).


Third, we determine the amount of the Index Credit. We multiply the Index Credit Rate (4.50%) by the Accumulation Value under the Segment at the end of the Index Credit Term ($10,000).


  4.50% x $10,000   =   $450

The Segment earned a $450.00 Index Credit. Thus, the Accumulation Value after we credit the Index Credit equals $10,450 ($10,000 + $450).


Example 2:  Index Declines

Assumptions are the same as Example 1, except:

     o The value of the S&P 500(R) at the end of the Index Credit Term is 700.


First, we determine the rate at which the Index Credit will be applied. We subtract the value of the S&P 500(R) on the Segment Date (1,000) from the value of the S&P 500(R) at the end of the Index Credit Term (700). We divide the result (-300) by the value of the S&P 500(R) on the Segment Date (1,000).


  (700 - 1,000)   =   -30.00%
----------------
      1,000

Since the Index Credit cannot be less than zero, a 0% Index Credit rate is used.

The Segment earned a $0 Index Credit. Thus, the Accumulation Value after we calculate the amount of the Index Credit equals $10,000 ($10,000 + $0).


Guaranteed Minimum Accumulation Value. The Policy has a guaranteed minimum Accumulation Value that is available upon Termination or surrender of the Policy, the death of the insured, or maturity. We calculate the guaranteed minimum Accumulation Value for the Policy by crediting interest on the Accumulation Value in the Guaranteed Interest Account, the Interim Account, and Fixed Indexed Accounts, on a daily basis at a minimum annual rate of interest of 2%. Deductions for current monthly Policy charges, excluding the Indexed Account Charge and the Index Segment Charge, will reduce the guaranteed minimum Accumulation Value. In addition, partial surrenders from and transfers of Accumulation Value out of the Guaranteed Interest Account, Interim Account and Fixed Indexed Account options will reduce the guaranteed minimum Accumulation Value. A partial surrender of Accumulation Value from the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options will reduce the guaranteed minimum Accumulation Value by the amount withdrawn. Likewise, a transfer of Accumulation Value out of the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options will reduce the guaranteed minimum Accumulation Value by the amount transferred.


We will assess the Partial Surrender Transaction Charge and the Transfer Transaction Charge against the Policy's Accumulation Value in the same order as we assess other charges against Accumulation Value. This means that the guaranteed minimum Accumulation Value will only be affected by the Partial Surrender Transaction Charge and the Transfer Transaction Charge if the transfer occurs from the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options. See "Deduction of Accumulation Value Charges."


We use the guaranteed minimum Accumulation Value to calculate the Death Benefit payable on the death of the Insured, any amount payable upon Surrender of the Policy, and upon Termination or maturity where the guaranteed minimum Accumulation Value exceeds the Accumulation Value under the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options. For purposes of calculating the Death Benefit or Surrender Value or amount payable upon Termination or maturity, we compare the guaranteed minimum Accumulation Value for the Guaranteed Interest Account, Interim Account and Fixed Indexed Account options against the Accumulation Value in each of those Accounts. Where the guaranteed minimum Accumulation Value exceeds the Accumulation Value in the investment option at the date of death of the insured, surrender, Termination or maturity of the Policy, we use the guaranteed minimum Accumulation Value to calculate the Death Benefit payable, Surrender Value of the Policy or amount payable upon Termination or maturity. Conversely, where the guaranteed minimum Accumulation Value is less than the Accumulation Value in the Guaranteed Interest Account, Interim Account or Fixed Indexed Account options, we will use the Accumulation Value to calculate the Death Benefit payable, Surrender Value of the Policy or amount payable upon Termination or maturity. We will not use the guaranteed minimum Accumulation Value to calculate any other values under the Policy, including amounts available for policy loan or partial surrender.


The guaranteed minimum Accumulation Value will not extend the time Your Policy remains in force in the event of Policy Termination. In that event, we will send you the remaining guaranteed minimum Accumulation Value, less any outstanding Policy loan, Policy Loan Interest due, and any surrender charge that may apply, in the form of cash. If the guaranteed minimum Accumulation Value for the Guaranteed Interest Account, Interim Account or Fixed Indexed Account is less than the Accumulation Value for that option, we will not pay you any amount for that General Account option upon

Termination of the Policy. The amount of cash you will receive upon Policy Termination will be the sum of the excess of the guaranteed minimum Accumulation Value over the Accumulation Value for each of the Guaranteed Interest Account, Interim Account and Fixed Indexed Account options.


Example: The example below compares the calculation of the guaranteed minimum Accumulation Value and the Accumulation Value under Fixed Indexed Account A over a five year period.


                                Fixed Indexed Account Information
         Participation Rate:          100%
              Growth Cap              12%          (assumed constant over 5 year period)
      -------------------------- ------------- ---------------------------------------------
                                                                                                              Greater of
                                                                                               Guaranteed    Fixed Indexed
                                                                                                 Minimum      Account and
          Annual                                                                              Accumulation    Guaranteed
       Increase in                                                             Accumulation   Value (using      Minimum
         External                   Segment      Accumulation Value    Index    Value After    2% Interest   Accumulation
 Year     Index      Growth Cap   Growth Rate   Before Index Credit   Credit   Index Credit      Credit)         Value
----- ------------- ------------ ------------- --------------------- -------- -------------- -------------- --------------
   1        -10%        12%          -10.00%             880              -          880            899            899
   2        -15%        12%          -15.00%           1,760              -        1,760          1,815          1,815
   3         10%        12%           10.00%           2,640            264        2,904          2,750          2,904
   4         16%        12%           12.00%           3,784            454        4,238          3,704          4,238
   5         20%        12%           12.00%           5,118            614        5,732          4,677          5,732

Under the above example, if the insured were to die or the Owner were to surrender the Policy in the first two years, we would use the guaranteed minimum Accumulation Value to calculate the Death Benefit payable or Surrender Value of the Policy since in each of those years the guaranteed minimum Accumulation Value would exceed the Accumulation Value in Fixed Indexed Account
A. We would also use the guaranteed minimum Accumulation Value to calculate the Death Benefit payable or Surrender Value of the Policy in the third year prior to the end of the Index Credit Term since the guaranteed minimum Accumulation Value would also exceed the Accumulation Value in Fixed Indexed Account A up to that point. Remember, we credit Index Credits only at the end of the Index Credit Term. After the end of the Index Credit Term in year three and for years four and five, the Accumulation Value in Fixed Indexed Account A would exceed the guaranteed minimum Accumulation Value. For those years, we would use the Accumulation Value in Fixed Indexed Account A to calculate the Death Benefit payable or Surrender Value of the Policy.


The example below shows the impact on both the guaranteed minimum Accumulation Value and the Accumulation Value under the Fixed Indexed Accounts when a partial surrender is requested.


Example. In this example, a partial surrender is taken at the end of the second year where all of the Fixed Indexed Account Accumulation Value is withdrawn in the partial surrender of the Policy. This may occur only if there is sufficient Accumulation Value in the other Accounts to prevent the Policy from terminating. Since our policy is to take the partial surrender transaction charge from the remaining Accounts in the order specified for Accumulation Value Charges, the charge is ignored for purposes of this example. Using the values in the prior example shown above, if all of the Fixed Indexed Account Accumulation Value of $1,760 is surrendered, the Fixed Indexed Account Accumulation Value will equal $0 and the guaranteed minimum Accumulation Value related to the Fixed Indexed Accounts will equal $55 ($1,815 of guaranteed minimum Accumulation Value less $1,760 of Accumulation Value withdrawn). Assuming at least one other Account has sufficient Accumulation Value to prevent the Policy from terminating, we will continue to credit interest at the guaranteed minimum rate on the remaining guaranteed minimum Accumulation Value related to the Fixed Indexed Accounts of $55 while the Policy remains in force. We will use the Fixed Indexed Account guaranteed minimum Accumulation Value of $55 plus accrued interest at the guaranteed minimum rate, as well as any additional guaranteed minimum Accumulation Value related to the Guaranteed Interest or the Interim Accounts, to compute surrender proceeds if the Policy is surrendered, to pay You in cash if the Policy terminates or to calculate the Death Benefit if the insured dies.


Example. In the following example we illustrate the impact of the guaranteed minimum Accumulation Value when the Policy terminates. This example assumes the Policy Owner has allocated amounts to both the Guaranteed Interest Account and one or more of the Fixed Indexed Accounts while the Policy was in force, there are no outstanding Policy loans and no Surrender charges apply. The Policy terminates with the following Accumulation Value and guaranteed minimum Accumulation Value for the Guaranteed Interest Account and the Fixed Indexed
Accounts:


                                                          Guaranteed Minimum
Account                              Accumulation Value   Accumulation Value
----------------------------------- -------------------- -------------------
Guaranteed Interest Account........          $0                  $ 0
Fixed Indexed Accounts.............          $0                  $55
                                             --                  ---
 Total.............................          $0                  $55
                                             ==                  ===

Since the Policy Accumulation Value of $0 is insufficient to pay the next monthly Policy charges, the Policy will terminate. When this occurs, we will send the Policy Owner a check for the total amount of the guaranteed minimum Accumulation Value, or $55. Since there are no outstanding Policy loans, no Policy Loan Interest is due, and no surrender charges apply, the Policy Owner would receive the entire $55 in the form of cash.


Fixed Loan Account Value. We bear the full investment risk for amounts allocated to the Fixed Loan Account. The Fixed Loan Account Accumulation Value is the sum of all fixed interest rate policy loans, less all fixed interest rate policy loan repayments. This amount will be increased by any Fixed Loan Account interest and reduced by any Fixed Loan Account interest allocated to the Guaranteed Interest Account, the Fixed Indexed Accounts or the Variable Account. The Fixed Loan Account Accumulation Value will be credited daily with an annual rate of interest of not less than 2 percent. Any interest credited on the Policy's Accumulation Value in the Fixed Loan Account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.


Payments Made by Underlying Mutual Funds


We pay the costs of selling Policies, some of which are described in more detail in the "Compensation Paid for the Sale of Policies" section of this prospectus. Sale of the Policies benefits the Funds by providing increased distribution of the shares of the Funds. The Funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. The 12b-1 payments from underlying Funds range in amount from 0 percent to 0.45 percent of Fund assets held in the Variable Account.



In addition, payments may be made pursuant to service/administration Agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the Fund. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Variable Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Account aggregates such transactions through the Variable Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.20 percent of Fund assets held in the Variable Account.



Policy Charges

We assess certain charges against premiums and Accumulation Value under the Policy. The maximum and minimum charges and the charges for certain specified insureds are described in the "Fee Tables" section of this prospectus. The charges compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.


Services and Benefits We Provide:

     o the Death Benefit, cash, and loan benefits under the Policy;

   o investment options, including premium payment allocations;

   o administration of elective options; and

   o the distribution of reports to Owners.


Costs and Expenses We Incur:



   o costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Agreements);



   o overhead and other expenses for providing services and benefits, and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and



   o other costs of doing business, such as collecting premium payments, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees.


Risks We Assume:



   o that the cost of insurance charges we may assess are insufficient to meet our actual claims because insureds die sooner than we estimate; and



   o that the costs of providing the services and benefits under the Policies exceed the charges we assess.


Premium Charge. Prior to allocation of a premium payment, we assess a charge from each premium payment to compensate us for distribution and administrative expenses and certain taxes associated with our issuance and maintenance of the Policy. We credit the remaining amount (the Net Premium) to your Policy's Accumulation Value according to your allocation instructions. The current Premium Charge is 4.0 percent of each premium and is guaranteed not to exceed
7.0 percent of each premium.


The premium charge includes premium taxes that we are required to pay to the state in which this Policy is issued, which may range from 0 percent to 2.5 percent.


Accumulation Value Charges. We assess the following charges against your Accumulation Value: (1) a Monthly Policy Charge; (2) a Policy Issue Charge; (3) a Cost of Insurance Charge; (4) a Mortality and Expense Risk Charge; (5) Indexed Account Charge; (6) a Cash Extra Charge; (7) certain transaction charges; (8) the Optimizer 1 and Optimizer 2 Index Segment Charge; (9) a Surrender Charge; and (10) charges for any Agreements you elect.

Some of the Accumulation Value charges depend on the "Risk Class" of the insured. The Risk Class of an insured is based upon the insured's "Underwriting Class" and "Tobacco Class."


The Underwriting Class of the insured represents the level of mortality risk that we assume. The Tobacco Class refers to the tobacco use habits of the insured.

   1. Monthly Policy Charge. The Monthly Policy Charge is currently $8 per month and is guaranteed not to exceed a monthly charge equal to $12.00, plus $0.0125 per $1,000 of Face Amount under the Policy. The Monthly Policy Charge compensates us for certain administrative expenses we bear, including those attributable to the records we create and maintain for your Policy.

   2. Policy Issue Charge. We assess a monthly Policy Issue Charge for the first ten years following issuance of the Policy and for the first ten years following any increase in Face Amount. The charge varies based upon the Age, gender and Risk Class of the insured. The Policy Issue Charge compensates us for our expenses of issuing, underwriting and distributing the Policy. The minimum guaranteed charge is $0.04 per $1,000 of Initial Face Amount or Face Amount increase and the maximum guaranteed charge is $0.53 per $1,000 of Initial Face Amount or Face Amount increase. The Policy Issue Charge for your Policy is shown on the Policy data pages of the Policy.

   3. Cost of Insurance Charge. We assess a monthly Cost of Insurance Charge to compensate us for underwriting the Death Benefit. The minimum guaranteed monthly charge is $0.015 per $1,000 of Net Amount at Risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of Net Amount at Risk. The charge depends on a number of variables (insured's Age, gender, Risk Class, and Face Amount) that would cause it to vary from Policy to Policy and from monthly Policy Anniversary to monthly Policy Anniversary. We calculate the Cost of Insurance Charge separately for the Initial Face Amount and for any increase in Face Amount, each a coverage layer. If we approve an increase in your Policy's Face Amount, a different Risk Class (and a different cost of insurance rate) may apply to the increase, based on the insured's circumstances at the time of the increase in Face Amount.


      The cost of insurance charge for a coverage layer is the Net Amount at Risk for the coverage layer multiplied by the applicable cost of insurance rate. The Net Amount at Risk varies with investment performance, the payment of premiums and the assessment of Policy charges. The Net Amount at Risk is equal to the Death Benefit payable divided by the Net Amount at Risk divisor, as shown on the data pages of your Policy, minus the Accumulation Value of the Policy.


      The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the maximum guaranteed cost of insurance rates for the Initial Face Amount shown on the Policy data pages of your Policy. The maximum guaranteed cost of insurance rates for any increase in Face Amount will be shown on the Policy data pages we send to you at the time of the increase in Face Amount. These guaranteed rates for both Premier 2001 CSO and Premier 2017 CSO are based on the 2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables (2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Table B Mortality Tables, if we issue the Policy on a unisex basis) and the insured's Age. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, Accumulation Value allocation, lapse rates, Policy duration, taxes, investment earnings and profit considerations. Any change in the cost of insurance rates will apply to all persons of the same Age, Risk Class, and number of full years insurance has been in force.

      In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured grows older. Also our cost of insurance rates will generally be lower if the insured is a female than if a male, unless we issue the Policy on a unisex basis. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other hand, insureds who present particular health, occupational or non-work related risks may require higher cost of insurance rates under their Policies.

   4. Mortality and Expense Risk Charge. We assess a monthly Mortality and Expense Risk charge to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.


      This charge currently is equal to a monthly rate of 0.00 percent of the Accumulation Value less the Fixed Loan Account value. We reserve the right to increase this charge to a maximum rate of .075 percent of the Accumulation Value of the Policy.


      If this charge does not cover our actual costs, we may absorb any such loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

   5. Indexed Account Charge. We assess a monthly Indexed Account Charge to compensate us for certain administrative and other expenses we assume in making available the Fixed Indexed Account options. We currently do not assess this charge for amounts allocated to Indexed Accounts A, B and G. We reserve the right to assess this charge up to a maximum monthly rate of 0.05 percent of the Accumulation Value held in Indexed Accounts A, B and G and for amounts held in the Interim Account that are scheduled to be transferred to Indexed Accounts A, B and G on an Interim Account Transfer Date.


      The current Indexed Account Charge for the Optimizer 1 and Optimizer 2 Indexed Accounts is equal to a monthly rate of .06 percent of the Accumulation Value held in the Optimizer 1 Indexed Account, Optimizer 2 Indexed Account and for the amounts in the Interim Account that are scheduled to be transferred to the Optimizer 1 and Optimizer 2 Indexed Accounts. We reserve the right to increase this charge to a maximum monthly rate of 0.20 percent of the Accumulation Value in the Optimizer 1 and Optimizer 2 Indexed Accounts and for amounts in the Interim Account that are scheduled to be transferred to the Optimizer 1 and Optimizer 2 Indexed Accounts on an Interim Account Transfer Date.

   6. Cash Extra Charge. We may assess a monthly charge to compensate us for providing the Death Benefit under the Policy where the insured presents a heightened or increased level of mortality risk. The minimum guaranteed monthly charge is $0.00 and the maximum guaranteed monthly charge is $100.00 per $1,000 of Face Amount. An insured may present increased mortality risk because of an outstanding medical condition (e.g., cancer that is in remission), or occupation or activity engaged in by the insured (e.g., sky-diving). We will assess the Cash Extra Charge only for the period of time necessary to compensate us for the heightened mortality risk we would bear as a result of an insured's outstanding medical condition, occupation or activity. The Cash Extra Charge, which is generally not applicable to most Policies, is uniquely determined for each insured and may vary based upon factors such as gender, Risk Class and Age. The charge is defined as a level cost per thousand dollars of Face Amount. If a Cash Extra Charge applies to your Policy, the amount of the charge will be shown on the Policy data pages of the Policy.

   7. Transaction Charges. We may assess certain transaction charges if you elect to make a Policy change, take a partial surrender, or transfer Accumulation Value among the Sub-Accounts, the Guaranteed Interest Account and the Fixed Indexed Accounts. We assess transaction charges from the Accumulation Value of your Policy.


      a. Policy Change Transaction Charge. We assess a Policy Change Transaction Charge to compensate us for expenses associated with processing a Policy change such as an increase or decrease in Face Amount, a change in Death Benefit option or a change in your Risk Classification. Currently, the charge is $60 for each policy change. We guarantee the charge will not exceed $100.


      b. Partial Surrender Transaction Charge. For each partial surrender, we assess a processing fee of 2 percent of the amount surrendered, up to $25, from the remaining Accumulation Value. The fee compensates us for the administrative costs in generating the withdrawal payment and in making all calculations which may be required because of the partial surrender.


      c. Transfer Transaction Charge. The Transfer Transaction Charge is guaranteed not to exceed $50. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer, regardless of the number of Sub-Accounts (or Guaranteed Interest Account) affected by the transfer(s). We currently do not assess a Transfer Transaction Charge.

   8. Optimizer 1 and Optimizer 2 Index Segment Charge. We assess the Index Segment Charge to cover the administrative costs and expenses associated with establishing the Optimizer 1 and Optimizer 2 Indexed Accounts. The current and maximum Index Segment Charge are both equal to 1.25 percent of the Accumulation Value in the Optimizer 1 or Optimizer 2 Indexed Accounts on the Interim Account Transfer Date. We deduct the Index Segment Charge from the Accumulation Value in the Optimizer 1 and 2 Indexed Accounts on the Interim Account Transfer Date.

   9. Surrender Charge. If your Policy terminates or you fully surrender your Policy during the first 10 Policy Years or within 10 years after any increase in Face Amount, we assess a surrender charge from your Accumulation Value and pay the remaining amount (less any unpaid Policy charges, outstanding Policy loan and accrued interest) to you. The payment you receive is called the Surrender Value.


      For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the Initial Face Amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 2.0, as applicable. For policies issued prior to May 16, 2015, we will assess a surrender charge that equals the sum of any remaining Policy Issue Charges for the Initial Face Amount or the Face Amount increase, as applicable, measured from policy Termination or full surrender to the end of the ten year surrender charge period. The Surrender Charge may be significant. You should carefully calculate these charges before you request a surrender or increase in Face Amount. Under some circumstances, the level of Surrender Charges might result in no Surrender Value being available.

      We assess the Surrender Charge to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. We do not expect Surrender Charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.


      If you have elected the Early Values Agreement, the Surrender Charge will be waived on your Policy. See "Early Values Agreement" under the "Other Policy Provisions" of this prospectus.

   10. Charges for Agreements. We assess monthly charges for supplemental insurance benefits you add to your Policy by Agreement. Charges for the Agreements are described in the "Periodic Charges Other Than Investment Option Operating Expenses" table in the "Fee Tables" section of this prospectus.


Deduction of Accumulation Value Charges. With the exception of the Optimizer 1 and Optimizer 2 Index Segment Charge, we will assess monthly Policy charges or Policy Transaction Charges against your Accumulation Value in the Guaranteed Interest Account, the Variable Account, the Interim Account and the Fixed Indexed Accounts in the order described below.

   1. First, we will deduct monthly Policy charges or Policy Transaction Charges from your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging.

   2. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from the Variable Account on a pro-rata basis from your Accumulation Value in each Sub-Account. Pro-rata basis means charges will be deducted proportionally from the Accumulation Value of each Sub-Account in the Variable Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account.

   3. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging and the Variable Account, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from your Accumulation Value in the Interim Account.

   4. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging, the Variable Account, and the Interim Account, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from your Accumulation Value in the Guaranteed Interest Account that has been specified for dollar cost averaging on a pro-rata basis from the Accumulation Value specified for each Fixed Indexed Account. Pro-rata basis means charges will be deducted proportionally from the Accumulation Value specified for each Fixed Indexed Account in relation to the total Accumulation Value of all Accumulation Value in the Guaranteed Interest Account that has been specified for all Fixed Indexed Accounts.

   5. If the monthly Policy charges exceed your Accumulation Value in the Guaranteed Interest Account that has not been specified for dollar cost averaging, the Variable Account, the Interim Account and the Accumulation Value in the Guaranteed Interest Account that has been specified for dollar cost averaging, the remaining monthly Policy charges or Policy Transaction Charges will be deducted from your Accumulation Value in the Fixed Indexed Accounts on a pro-rata basis from the Accumulation Value in each Segment. Pro-rata basis means charges will be deducted proportionally from the Accumulation Value of each Segment in relation to the total Accumulation Value of all Segments in the Fixed Indexed Accounts.


However, if you instruct us in writing, we will assess the monthly Policy charges or Policy Transaction Charges against the Guaranteed Interest Account, the Fixed Indexed Accounts or any of the Sub-Accounts that you specify.


Portfolio Expenses. The value of the net assets of each Sub-Account reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Sub-Account invests. For further information, consult the Portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the "Fee Tables" section of this prospectus.



Information about the Policy


Variable Universal Life Insurance

This Policy is a universal life insurance policy which permits you to determine the amount of life insurance protection and the amount of premiums you plan to pay. Universal life allows you the flexibility to customize a Policy to meet your needs and to change your Policy after issue to meet your changing needs and objectives. You may change the Face Amount and Planned Premium subject to the limitations described herein, so long as the Policy remains in force.


Flexibility at Issue. Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or Death Benefit that you wish. Under the Policy, the highest premium permitted at the time of issue, for a specific Death Benefit, is one which is allowed under the Code for the Policy to qualify as life insurance. The smallest premium that we will accept at the time of issue is the Initial Minimum Premium (shown on your policy data pages). The amount of the Initial Minimum Premium will depend on the Policy's Initial Face Amount, the Death Benefit option selected; the insured's Age at issue, gender, Risk Classification and any additional benefit Agreements chosen. The minimum Initial Face Amount is $100,000.


Policy Changes

The Policy allows you to change the Face Amount or the Death Benefit option of the Policy after it has been issued, subject to the limitations described more fully below. Changes in Face Amount or the Death Benefit option are referred to as policy changes. A partial surrender of a Policy's Accumulation Value or a change in Risk Classification is also considered a policy change. You may make one policy change or a combination of policy changes at one time. Policy changes may only be made after the first Policy Year.


A request to change your Policy's Face Amount must be made within the insured's lifetime. The minimum change in Face Amount must be at least $5,000 except for Face Amount changes which are the result of a partial surrender.


You must submit an Application in Good Order to us at our Home Office to increase the Face Amount. The Application must include evidence of insurability satisfactory to us. The effective date of the increase in Face Amount will be the first monthly Policy Anniversary on or following the date we approve the increase in Face Amount. Policy face increases made pursuant to the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement or the Inflation Agreement will not require evidence of insurability and must be made under the terms of those Agreements.

To decrease your Face Amount, you must send to us at our Home Office a Written Request in Good Order. The Initial Face Amount or any subsequent increase in Face Amount may be decreased if it has been in force for at least one year. The effective date of the decrease will be the first monthly Policy Anniversary on or following the date we approve your Written Request.


If there have been prior increases in Face Amount, any decrease in Face Amount will be made in the following order:

     1. first, from the most recent increase in Face Amount;

     2. second, from the next most recent increase in Face Amount; and

     3. finally, the Initial Face Amount.


If a Face Amount decrease would cause your Policy to be disqualified as life insurance under the Code, we will not approve your request. Unless you have specified otherwise in writing, we will not approve a Face Amount decrease that would cause your Policy to be classified as a modified endowment contract under the Code or to have other tax consequences. Other policy changes may also have tax consequences. You should consult a tax advisor before requesting a policy change. See "Federal Tax Status."


If you have chosen the Level Death Benefit and request a partial surrender, we will reduce the Face Amount of the Policy by the amount of the partial surrender. A partial surrender will not result in a reduction in the Face Amount of the Policy if the Increasing Option Death Benefit is in effect.


If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of the Segment Terms for each Segment. As long as we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.


If you added the Guaranteed Income Agreement, on the exercise effective date, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Index Credit Term. Your Policy's Accumulation Value will remain in the Guaranteed Interest Account or if Policy loans are used to make the benefit payment, the Fixed Loan Account, for as long as the Policy remains in force.


If you have added the Income Protection Agreement to your Policy, Policy changes affecting the death benefit will have a corresponding impact on the IPA Amount. See "Supplemental Agreements -- Income Protection Agreement."


Whenever a policy change is made, we will provide you with new policy data pages. The policy data pages will identify any new Face Amount, Death Benefit option, Risk Class, Planned Premium or Age of the insured.


You may request a policy change by completing an Application for change and submitting the Application in Good Order to us at our Home Office. Policy changes will only be made on a monthly anniversary. You may make one or a combination of policy changes on a given monthly Policy Anniversary. Policy changes will be effective on the first monthly Policy Anniversary on or after the date we approve the policy change.

Charge for Policy Change. Currently, we will assess a $60 charge to cover the administrative costs associated with processing a policy change and in no event will we increase the charge to more than $100. If, however, the only policy change is a partial surrender, we will only assess a transaction charge equal to 2 percent of the amount surrendered, not to exceed $25. Because of the underwriting and selling expenses associated with any policy change resulting in an increase in Face Amount, we will assess a Policy Issue Charge for such a change. See "Policy Charges."


Transaction Requests. We process requests for financial transactions and certain non-financial transactions under the Policy on the Valuation Date we receive your request at our Home Office in Good Order. This means that if we receive your request for a financial transaction prior to 3:00 p.m. Central time on a Valuation Date, or prior to the end of the Valuation Date, we will process the request at the Unit Values determined as of the end of that Valuation Date. If we receive your request for a financial transaction at or after 3:00 p.m. Central time, or after the end of the Valuation Date, or on a non-Valuation Date, we will process the request at the Unit Values determined as of the end of the next Valuation Date. We apply the same cutoff times for processing requests for certain non-financial transactions as well.


For transactions involving transfers out of any of the Fixed Indexed Accounts, we will process transfers at the end of the current Segment Term(s).


Financial transactions include premium payments, surrenders, partial surrenders, transfers, policy changes and policy loans. Non-financial transactions subject to the same cutoff times as financial transactions include, among other things, changes in allocation of Net Premium payments among Investment Options. Requests for surrender, partial surrender and policy changes must be received by us at our Home Office in writing in Good Order. Requests for transfers, policy loans and changes in the allocation of Net Premium payments may be made in writing or via telephone by you, or if authorized by you, your agent may make a request for transfer or policy loan by telephone and must be received by us in Good Order . Written Requests may be submitted to us by mail or by facsimile (FAX) transmission at 651-665-6955. Telephone requests may be made by calling us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Requests for one-time transfer, one-time rebalance, and allocation of Net Premium changes may also be submitted through our internet eService Center at www.securianservice.com. We treat requests made via telephone, facsimile (FAX), and via our eService Center as received after the call or transmission ends and we receive the request in Good Order. We treat requests submitted via mail as received when received in Good Order in the mailroom of our Home Office.


Proof of Insurability. We require proof of insurability for all policy changes resulting in an increase in Death Benefit, except for increases made pursuant to an additional Agreement. In addition, we require proof of insurability for partial surrenders where, at the request of the Owner, no reduction is made in the Policy's Death Benefit. Decreases in Face Amount do not require evidence of insurability.


We may also require evidence of insurability to change the Risk Classification of the insured or to add additional Agreements to the Policy.


Applications and Policy Issue

You must send a completed Application in Good Order and an initial premium payment to us at our Home Office to purchase the Policy. Before issuing a Policy, we will require evidence of insurability of the insured satisfactory to us, which in some cases will require a medical examination. The Policy is only available for insureds between Issue Ages 0-90. Our approval of an Application is subject to our underwriting rules and we reserve the right to reject an Application for any reason.

If the Application is accompanied by a check for at least the Initial Minimum Premium and we approve the Application, the Policy Date will be the issue date, which is the date we approve the Application and issue the Policy. We use the Policy Date to determine subsequent monthly policy anniversaries.


If we approve an Application that is not accompanied by a check for the Initial Minimum Premium, we may issue the Policy with a Policy Date which is 28 days after the issue date. If the Minimum Initial Premium is received prior to the Policy Date, life insurance coverage will not begin until the Initial Minimum Premium is paid. In order to comply with Federal Tax Law, we may hold that amount in a non-interest bearing account until the Policy Date. If we hold the premiums, on the Policy Date we will allocate the Initial Minimum Premium to the Guaranteed Interest Account, the Sub-Account of the Variable Account, the Interim Account, or the Fixed Indexed Accounts if the Policy Date is on the Interim Account Transfer Date according to your instructions. We currently do not enforce this right. If the Initial Minimum Premium is paid after the Policy Date (and the Policy Date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. In that circumstance you may request that the Policy Date be the date on which our Home Office receives the Initial Minimum Premium. We will forward to you updated policy data pages to reflect the change in Policy Date. You must make such request at or prior to the time you pay the Initial Minimum Premium.


In certain cases it may be to your advantage to have the Policy Date be the same as the issue date in order to preserve an Issue Age of the insured to provide more favorable cost of insurance rates. In that case, the Initial Minimum Premium must be paid when the Policy is delivered to you. When the Policy is issued, the Face Amount, Planned Premium, Death Benefit option, and any additional Agreements chosen will be listed on the policy data pages.


Policy Premiums

The amount of the Initial Minimum Premium will depend on the Policy's Initial Face Amount, the Death Benefit option, the insured's Age at issue, gender, Risk Classification and any additional benefit Agreements chosen. The Initial Minimum Premium is due as of the Policy Date and must be paid on or before the date your Policy is delivered. Between the date we receive the Initial Minimum Premium for the Policy and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance Agreement. You may request temporary insurance coverage at the time of Application in an amount up to $250,000. In order to receive such coverage, you must meet certain insurability requirements at the date of Application, complete the Application and pay the Initial Minimum Premium. You may call or write us at our Home Office to obtain additional information regarding coverage under a temporary insurance Agreement or the Application of your Initial Minimum Premium.


All premiums after the Initial Minimum Premium should be mailed to us at our Home Office. You may also elect to have premiums paid monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a group billing plan through your employer. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.


Any premium payment after the Initial Minimum Premium must be at least $50; for premiums paid under an automatic payment plan, the minimum premium payment must be at least $25. You may pay premiums at any time. We reserve the right to require evidence of insurability satisfactory to us for any premium payment that would result in an immediate increase in the Net Amount at Risk under the Policy.

When you apply for a Policy, you may elect to pay a Planned Premium which is shown on the policy data pages. We will send you a notice for the Planned Premium at the frequency shown on the policy data pages. You may request that we send you notices once a year, twice a year or four times a year. The amount of the Planned Premium and frequency you have chosen will be identified on the notice. You may change the amount and frequency of your Planned Premium payment at any time by Written Request. Payment of a Planned Premium does not guarantee that the Policy will remain in force.


You may also pay your Planned Premium using the Premium Deposit Account Agreement. Under the Premium Deposit Account Agreement, you can make up to three payments that will be held in a Premium Deposit Account, a part of our General Account, and use those payments and interest credited on those payments to pay your Planned Premiums for up to ten years from the date of the payment. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50% (the "PDA Minimum Rate") on each payment to the Premium Deposit Account. The PDA Minimum Rate will be in effect for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on a payment to the Premium Deposit Account. We will send you a confirmation for each deposit you make to the Premium Deposit Account. The confirmation will indicate the annual rate of interest that is in effect for that deposit. For more information about the Premium Deposit Account Agreement see "Supplemental Agreements -- Premium Deposit Account Agreement."


We intend that this Policy will qualify as a life insurance policy as defined by Code Section 7702. In order to maintain such qualification, we reserve the right to increase the amount of insurance on the insured, to return any excess Accumulation Value or premium, to hold premium until the Policy Date or Policy Anniversary, or to limit the amount of premium we will accept. There may be tax consequences to you if we must return part of the Accumulation Value in order to maintain the Policy's status as life insurance. See "Federal Tax Status." In the event the Death Benefit is increased to maintain qualification as a life insurance policy, we may make appropriate adjustments to any monthly charges or supplemental benefits that are consistent with the increase in the Death Benefit.


Unless you have specified otherwise in writing, we will not accept a premium payment to the extent that it would cause your Policy to fail the life insurance qualification test or become a modified endowment contract. See "Federal Tax Status." In rare situations, if we receive and allocate the Net Premium prior to the Policy's anniversary date, your Policy could fail to qualify as life insurance or become a modified endowment contract (MEC). In that event, unless you have specified otherwise in writing, to prevent your Policy from failing to qualify as life insurance or becoming a MEC, we will hold your premium in a non-interest bearing account until its anniversary date. On the day following the anniversary date, we will allocate the Net Premium to the Guaranteed Interest Account, the Sub-Accounts of the Variable Account, the Interim Account or the Fixed Indexed Accounts if the allocation takes place on an Interim Account Transfer Date according to your instructions.


We assess a Premium Charge against each premium payment. The premium less the Premium Charge results in the Net Premium. Net Premiums are allocated to the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, or Sub-Accounts of the Variable Account which Sub-Accounts, in turn, invest in shares of the Portfolios.


You must designate the allocation of Net Premiums on your Application for the Policy. You may change your allocation instructions for future premium payments by forwarding to us a signed Written Request in Good Order, or by calling us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, via facsimile (FAX) at 651-665-6955, and via our eService Center. We treat requests to change your allocation instructions made via telephone, facsimile (FAX), and via our eService Center as received after the call or transmission ends and we receive the request in Good Order. The allocation of Net Premiums to the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, or to any Sub-Account of the Variable Account must be in multiples of 1 percent of the Net Premium.


We reserve the right to delay the allocation of Net Premiums to the Sub-Accounts you designated for a period of up to 30 days after issuance of the Policy or after a policy change. In no event will any such delay extend beyond the Free Look Period that applies in the state in which the Policy is issued. If we exercise this right, we will allocate Net Premiums to the Guaranteed Interest Account until the end of the Free Look Period. This right, which as of the date of the prospectus has not been implemented, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce our market risk during the Free Look Period.


If you choose to allocate premium to the Guaranteed Interest Account, we will allocate an amount of the Net Premium, based on the percentage you have chosen, to that Account on the date the premium is received.


If you choose to allocate Net Premium to the Fixed Indexed Accounts, we will allocate the amount of the Net Premium, based on the percentages you have chosen, to the Interim Account on the date the premium is received if the date we receive the premium is not an Interim Account Transfer Date. On the next Interim Account Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Accounts according to your current allocation instructions. If we receive your premium payment on an Interim Account Transfer Date, we will allocate the amount of the Net Premium, based on the percentages you have chosen, directly to the Fixed Indexed Accounts.


We also reserve the right to restrict the allocation of Net Premiums to the Guaranteed Interest Account. If we do so, no more than 25 percent of the Net Premium may be allocated to the Guaranteed Interest Account. In addition, we reserve the right to further restrict the allocation of Net Premiums to the Guaranteed Interest Account if the current interest rate we credit to the Guaranteed Interest Account equals the minimum guaranteed interest rate. Currently, we do not exercise these restrictions.


If mandated under applicable law, we may reject a premium. We reserve the right to refuse a premium payment if appropriate under our policies related to anti-money laundering or stranger owned life insurance policies. This means that if we exercise these rights, you will be required to comply with our anti-money laundering or stranger owned life insurance policies before we will accept additional premium payments from you. We will continue to take all Policy charges applicable to the Policy and optional Agreements from the Policy Accumulation Value, which may result in your Policy terminating. You should consider these premium payment limitations, and all other limitations in this Policy, and how they may impact your long-term financial plans, especially since this Policy provides a Death Benefit that will only be payable if the Policy is still in force at the insured's death.


If we exercise these rights, there will be no impact to premium payments received prior to the effective date of the limitation. In addition, Policy Accumulation Value and optional Agreements will not be affected by the restriction, but Policy charges will continue to apply. We will apply these limitations in a non-discriminatory manner. See "Policy Loans-Termination" and "Policy Charges." We may also provide information about an Owner and an Owner's account to government regulators.

Free Look

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may request to cancel the Policy and return the Policy to us or your agent within 30 days after you receive it. We will send to you within seven days of the date we receive your notice of cancellation and the Policy, the greater of (1) a full refund of the premiums you have paid, or (2) the Surrender Value of the Policy.


If the Policy is changed, as described under the "Policy Changes" section of this prospectus, and if the change results in an increase in Face Amount and/or the addition of any Agreements, you will have a right to examine the changed Policy and you may return the changed Policy within 30 days after you receive it. If you return the changed Policy, the Face Amount increase and/or additional Agreements will be cancelled, and the Policy will continue in force.


Accumulation Value

Your Policy's Accumulation Value equals your investment in the Guaranteed Interest Account, the Interim Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account, plus any collateral held in the Fixed Loan Account for any loans you have taken. The Accumulation Value of the Policy varies with the interest crediting experience of the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, and Fixed Loan Account and the investment experience of the Sub-Accounts of the Variable Account.


Unlike a traditional fixed benefit life insurance policy, your Policy's Accumulation Value cannot be determined in advance, even if you pay premiums as planned, because the Accumulation Value of the Variable Account varies daily with the investment performance of the Sub-Accounts and the Accumulation Value of the Fixed Indexed Accounts depends at least in part on positive changes in value of the S&P 500(R) Index over Segment Terms. Even if you continue to pay premiums as planned, your Accumulation Value in the Variable Account could decline to zero because of unfavorable investment experience and the assessment of charges.


Upon request, we will tell you the Accumulation Value of your Policy. We will also send to you a report each year on the Policy Anniversary advising you of your Policy's Accumulation Value, the Face Amount and the Death Benefit as of the date of the report. It will also summarize your Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's Accumulation Value through our eService Center at www.securianservice.com.


Guaranteed Interest Account Accumulation Value. The Guaranteed Interest Account Accumulation Value of your Policy equals the sum of the following:

     o the Net Premiums you allocate to the Guaranteed Interest Account;

   o plus, any interest credited thereto, any fixed loan repayments, any transfers of Accumulation Value from the Sub-Accounts of the Variable Account and from Segments of the Fixed Indexed Accounts and any allocation of Fixed Loan Account interest; and

   o less, any fixed interest rate policy loans, partial surrenders, transfers of Accumulation Value to the Sub-Accounts of the Variable Account and Segments of the Fixed Indexed Accounts and policy charges.


We credit interest to the Guaranteed Interest Account Accumulation Value daily at an annual rate of interest of not less than 2 percent. We may at our sole discretion, credit interest at a higher rate.

Fixed Indexed Account Accumulation Value. The Fixed Indexed Account Accumulation Value of your Policy equals the sum of the Accumulation Value of all Segments in the Fixed Indexed Accounts. The value of a Segment on any day after the Segment Date is equal to:

     o the value of the Segment as of the prior day; plus

   o any Index Credits earned on the Segment since the prior day; minus

   o the amount of any transaction or monthly charges; or transfers or partial surrenders from the Segment since the prior day.


Variable Account Accumulation Value. The Accumulation Value of your Policy in the Variable Account is not guaranteed. We determine your Policy's Variable Account Accumulation Value by multiplying the current number of Sub-Account Units for each Sub-Account in which you are invested by the current Sub-Account Unit Value for that Sub-Account and adding those values together. A Sub-Account Unit is a measure of your Policy's interest in a Sub-Account. The number of Units credited with respect to each Net Premium payment is determined by dividing the portion of the Net Premium payment allocated to each Sub-Account by the then current Unit Value for that Sub-Account. The number of Units credited is determined as of the end of the Valuation Date on which we receive your premium payment at our Home Office in Good Order.


Once determined, the number of Units credited to your Policy will not be affected by changes in Sub-Account Unit Values. However, the number of Units in a Sub-Account will be increased by the allocation of subsequent Net Premiums, fixed interest rate loan repayments, transfers and Fixed Loan Account interest to the Sub-Account. The number of Units will be decreased by policy charges, fixed interest rate policy loans, transfers and partial surrenders from the Sub-Account. The number of Units in a Sub-Account will decrease to zero if the Policy is surrendered or terminated.


The Unit Value of a Sub-Account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of the Sub-Account. The value of a Unit for each Sub-Account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that Sub-Account for the valuation period ending on the subsequent Valuation Date.


The net investment factor is a measure of the net investment experience of a Sub-Account. The net investment factor for a valuation period is: the gross investment rate for such valuation period, plus any Unit Value Credit under the Policy. We determine periodically whether Unit Value Credits apply. Unit Value Credits are not guaranteed. For any period we apply a Unit Value Credit, we will apply the credit each day when we calculate the Unit Value for the Sub-Account.


The gross investment rate is equal to:

   1. the net asset value per share of a Fund share held in the Sub-Account of the Variable Account determined at the end of the current valuation period; plus

   2. the per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

   3. the net asset value per share of that Fund share held in the Sub-Account determined at the end of the preceding valuation period.

The table below identifies the annual Unit Value Credit that we may, in our sole discretion, apply to each Sub-Account of the Variable Account. The annual Unit Value Credit is expressed as a percentage of average annual Portfolio assets held by the Sub-Account. The amount of the Unit Value Credit we may apply varies among Sub-Accounts and some Sub-Accounts may receive larger Unit Value Credits than other Sub-Accounts. Some Sub-Accounts are not eligible for a Unit Value Credit. Our payment of Unit Value Credits may be discontinued at any time.



                                                                                  Annual Unit
Sub-Account                                                                       Value Credit
-------------------------------------------------------------------------------- -------------
AB Dynamic Asset Allocation Portfolio - Class B Shares..........................      0.30
AB International Value Portfolio - Class A Shares...............................      0.00
American Century VP Income & Growth Fund - Class 1 Shares.......................      0.00
American Century VP Inflation Protection Fund - Class 1 Shares..................      0.00
American Funds Global Bond Fund - Class 1 Shares................................      0.00
American Funds Global Small Capitalization Fund - Class 1 Shares................      0.00
American Funds Growth Fund - Class 1 Shares.....................................      0.00
American Funds Growth-Income Fund - Class 1 Shares..............................      0.00
American Funds International Fund - Class 1 Shares..............................      0.00
American Funds New World(R) Fund - Class 1 Shares...............................      0.00
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1 Shares.......      0.00
ClearBridge Variable Small Cap Growth Portfolio - Class I Shares................      0.25
Fidelity(R) Equity-Income Portfolio - Initial Class Shares......................      0.10
Fidelity(R) Mid Cap Portfolio - Initial Class Shares............................      0.10
Franklin Small Cap Value VIP Fund - Class 1 Shares..............................      0.15
Invesco V.I. American Value Fund - Series I Shares..............................      0.15
Invesco V.I. Comstock Fund - Series I Shares....................................      0.15
Ivy VIP Asset Strategy - Class II Shares........................................      0.45
Ivy VIP Core Equity - Class II Shares...........................................      0.45
Ivy VIP Global Growth - Class II Shares.........................................      0.45
Ivy VIP International Core Equity - Class II Shares.............................      0.45
Ivy VIP Mid Cap Growth - Class II Shares........................................      0.45
Ivy VIP Pathfinder Moderate - Managed Volatility - Class II Shares..............      0.25
Ivy VIP Science and Technology - Class II Shares................................      0.45
Ivy VIP Small Cap Core - Class II Shares........................................      0.45
Janus Henderson Balanced Portfolio - Institutional Shares.......................      0.00
Janus Henderson Flexible Bond Portfolio - Institutional Shares..................      0.00
Janus Henderson Forty Portfolio - Institutional Shares..........................      0.00
Janus Henderson Mid Cap Value Portfolio - Institutional Shares..................      0.00
Janus Henderson Overseas Portfolio - Institutional Shares.......................      0.00
MFS(R) International Value Portfolio - Initial Class............................      0.20
MFS(R) Mid Cap Growth Series - Initial Class....................................      0.20
Morgan Stanley Emerging Markets Equity Portfolio - Class II Shares..............      0.50

                                                                                      Annual Unit
Sub-Account                                                                           Value Credit
------------------------------------------------------------------------------------ -------------
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares.......      0.13
Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares................      0.13
Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares............      0.13
Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares..................      0.13
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I Shares.......      0.13
Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares..................      0.00
Oppenheimer International Growth Fund/VA - Non-Service Shares*......................      0.10
Oppenheimer Main Street Small Cap Fund(R)/VA - Non-Service Shares*..................      0.10
PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class Shares............      0.20
PIMCO VIT Low Duration Portfolio - Institutional Class Shares.......................      0.00
PIMCO VIT Total Return Portfolio - Institutional Class Shares.......................      0.00
Putnam VT Equity Income Fund - Class IA Shares......................................      0.00
Putnam VT Growth Opportunities Fund - Class IA Shares...............................      0.00
Putnam VT International Equity Fund - Class IA Shares...............................      0.00
SFT Core Bond Fund - Class 1 Shares.................................................      0.05
SFT Dynamic Managed Volatility Fund.................................................      0.25
SFT Government Money Market Fund....................................................      0.25
SFT Index 400 Mid-Cap Fund - Class 1 Shares.........................................      0.05
SFT Index 500 Fund - Class 1 Shares.................................................      0.10
SFT International Bond Fund - Class 1 Shares........................................      0.00
SFT IvySM Growth Fund...............................................................      0.45
SFT IvySM Small Cap Growth Fund.....................................................      0.45
SFT Managed Volatility Equity Fund..................................................      0.25
SFT Real Estate Securities Fund - Class 1 Shares....................................      0.10
SFT T. Rowe Price Value Fund........................................................      0.45
SFT Wellington Core Equity Fund - Class 1 Shares....................................      0.22
TOPS(R) Managed Risk Flex ETF Portfolio.............................................      0.25
Vanguard(R) Balanced Portfolio......................................................      0.00
Vanguard(R) Capital Growth Portfolio................................................      0.00
Vanguard(R) Diversified Value Portfolio.............................................      0.00
Vanguard(R) Equity Income Portfolio.................................................      0.00
Vanguard(R) High Yield Bond Portfolio...............................................      0.00
Vanguard(R) International Portfolio.................................................      0.00
Vanguard(R) Short-Term Investment-Grade Portfolio...................................      0.00
Vanguard(R) Small Company Growth Portfolio..........................................      0.00
Vanguard(R) Total Bond Market Index Portfolio.......................................      0.00
Vanguard(R) Total Stock Market Index Portfolio......................................      0.00

* Subject to shareholder approval, on or about May 24, 2019, the Oppenheimer International Growth Fund/VA will merge into the Invesco Oppenheimer V.I. International Growth Fund and the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into the Invesco Oppenheimer V.I. Main Street Small Cap Fund(R).


We determine the value of the Units in each Sub-Account on each day on which the corresponding Portfolio values its shares. In general, the net asset value of each Portfolio's shares is computed once daily as of the close of trading on the New York Stock Exchange (typically 3:00 p.m. Central time).


Some investment advisers to the Funds or their affiliates have an agreement with us or our affiliates to pay us or our affiliates for administrative, recordkeeping and shareholder services we provide to the Funds' Portfolios. We or our affiliates may also receive payments from the Funds, their investment advisers or principal underwriters to reimburse us for the costs of certain distribution or operational services that we perform and that benefit the Funds' Portfolios. See "Payments Made by Underlying Mutual Funds." The Unit Value Credit represents a portion of or all of these amounts that we or our affiliates may receive that we may, in our sole discretion, apply to the Sub-Accounts that invest in the Funds' Portfolios. We will only provide Unit Value Credits to a Sub-Account where the corresponding Portfolio, the investment adviser of that Portfolio or their affiliates compensate us or our affiliates for providing such services. Our decision to provide Unit Value Credits to certain Sub-Accounts depends upon a number of factors, including, but not limited to, the level of assets held in the Guaranteed Interest Account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operation. From time to time some of these arrangements may be renegotiated so that we receive a different payment than previously paid. These fee arrangements do not result in any additional charges to Owners.


All Unit Value Credits and any gains or losses attributable to such amounts are treated as earnings under the Policy for tax purposes.


Fixed Loan Account Accumulation Value. The Fixed Loan Account Accumulation Value of your Policy equals the sum of the following:

     o all fixed interest rate policy loans less all fixed interest rate policy loan repayments;

   o plus, any Fixed Loan Account interest; and

   o less, any Fixed Loan Account interest allocated to the Guaranteed Interest Account, Fixed Indexed Accounts or Variable Account.


We credit interest on the Fixed Loan Account Accumulation Value daily at an annual rate of interest of not less than 2 percent. We may, at our sole discretion, credit interest at a higher rate.


Interim Account Accumulation Value. The Interim Account Accumulation Value of your Policy on any day equals the sum of the following:

     o the Interim Account Accumulation Value as of the prior day; plus

   o interest earned on Accumulation Value held in the Interim Account since the prior day; plus

   o the amount of any Net Premiums allocated to the Interim Account since the prior day; plus

   o any fixed interest rate policy loan repayment since the prior day; minus

   o the amount of any charges assessed against the Interim Account since the prior day; minus

   o the amount of any transfer from the Interim Account since the prior day; minus

   o any applicable partial surrenders since the prior day.

We credit interest on Interim Account Accumulation Value at an annual rate of interest of not less than 2 percent. We may, at our sole discretion, credit interest at a higher rate.


Transfers

You may transfer Accumulation Value between the Guaranteed Interest Account, Interim Account, Fixed Indexed Accounts, and the Sub-Accounts of the Variable Account and among the Sub-Accounts and Fixed Indexed Accounts.


Variable Account Transfers. You may request a transfer or rebalance of Accumulation Value at any time while the Policy remains in force, and you may arrange in advance for systematic rebalance or systematic transfers. A rebalance reallocates your Accumulation Value in the Sub-Accounts on a one-time or systematic basis. A systematic transfer is a transfer of Accumulation Value from one or more Sub-Account(s) to one or more other Sub-Account(s), one or more Fixed Indexed Accounts, and/or the Guaranteed Interest Account, on a systematic basis. Following your instructions as to the percentage of your Accumulation Value you wish to have in each of your Sub-Accounts, we will transfer amounts to and from those accounts to achieve the percentages you desire. We determine the amount you have available for transfer at the end of the Valuation Date on which we receive your request at our Home Office in Good Order. Your request for transfer may be made in writing or you, or your agent if authorized by you, may make a request for transfer by telephone. To do so, you may call us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. You may also submit your request for transfer to us by facsimile (FAX) transmission at 651-665-6955. You may also request a one-time transfer or rebalance through our eService Center. We process transfers based on the Unit Values determined at the end of the Valuation Date on which we receive your request for transfer in Good Order at our Home Office. This means that we must receive your request for transfer prior to 3:00 p.m. Central time on a Valuation Date or prior to the end of a Valuation Date, in order to process the request at the Unit Values determined as of that Valuation Date. If we receive your request for transfer at or after 3:00 p.m. Central time, or after the end of a Valuation Date, or on a non-Valuation Date, we will process the request at the Unit Values determined as of the following Valuation Date. We treat transfer requests made via telephone and facsimile (FAX) as received once the call or transmission ends.


You may transfer Accumulation Value among the Sub-Accounts an unlimited number of times in a Policy Year, subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares.


Fixed Indexed Account Transfers. Fixed Indexed Account Segments are funded by Net Premium payments, Accumulation Value transferred from the Variable Account or the Guaranteed Interest Account or from Accumulation Value rolled over from a prior Segment following completion of the Index Credit Term. A new Segment is created when you allocate Net Premium to a Fixed Indexed Account on an Interim Account Transfer Date or you request to transfer Accumulation Value from the Variable Account or the Guaranteed Interest Account to a Fixed Indexed Account or among the Fixed Indexed Accounts. For transfers to a Fixed Indexed Account, we will allocate your Accumulation Value to the Interim Account until the next Interim Account Transfer Date and then transfer the Accumulation Value from the Interim Account to the Fixed Indexed Accounts as you instructed. Accumulation Value held in the Interim Account will earn interest at the current Interim Account interest rate. A new Segment is also created when Accumulation Value from a prior Segment is rolled over to a new Segment following completion of the Index Credit Term of the prior Segment.

Once a Fixed Indexed Account Segment is created on a Segment Date, you may not transfer Accumulation Value from the Segment to any other investment option under the Policy before the end of the Index Credit Term. Each Segment has its own Participation Rate and Growth Cap, except for Segments under the Optimizer 2 Indexed Account which currently has no Growth Cap. The Participation Rates for Fixed Indexed Account A, Fixed Indexed Account B, Fixed Indexed Account G and the Optimizer 1 Account are set at Policy Issue or when a new Fixed Indexed Account is made available and will not change for any Index Credit Term. The Participation Rate for Fixed Indexed Account G and the Optimizer 2 Account may change prior to the beginning of any Index Segment and will remain in effect for the Index Credit Term. The Growth Cap for a Fixed Indexed Account is that which is in effect on a Segment Date and will remain in effect throughout the Index Credit Term. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Data Pages. The Growth Cap and Participation Rate for the Segments of your initial premium are the Growth Caps and Participation Rates in effect as of the Interim Account Transfer Date on or following the effective date of your initial premium. We will notify you in your Annual Report or by other written notice of the Growth Cap for new Segments beginning after the date of the Annual Report.


Interim Account Transfer Dates are the dates when transfers into the Fixed Indexed Account may occur, and are shown in your Policy Data Pages. We reserve the right to change the Interim Account Transfer Dates and to limit transfers into the Fixed Indexed Account. Since the Interim Account Transfer Date coincides with the day of the month that the S&P 500(R) Index and S&P Low Vol. Index options close, changes in the Interim Account Transfer Date will coincide with any change in the day of the month for closing the S&P 500(R) Index and S&P Low Vol. Index options. Transfers to either of the Fixed Indexed Accounts will be limited in those circumstances where we determine that a Policy Owner is engaging in market timing or disruptive trading activities. See "Market Timing and Disruptive Trading." We will notify you in the Annual Report or other written notice if we change the Interim Account Transfer Dates.


We will allocate Net Premium payments and transfer Accumulation Value in the Interim Account attributable to Net Premium payments to the Fixed Indexed Accounts based on your current allocation instructions on file with us. When you allocate Net Premium to the Fixed Indexed Accounts on a date other than an Interim Account Transfer Date, we will transfer the Net Premium to the Interim Account. Your Net Premium will be allocated to the Interim Account on the day it is received and will remain there until the next Interim Account Transfer Date. We credit interest to and assess policy charges against your Accumulation Value in the Interim Account. On the Interim Account Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Accounts based upon your allocation instructions. Below is an example of how we transfer Accumulation Value attributable to a premium payment to a Fixed Indexed Account Segment.


Example. We receive and apply a premium payment of $10,000 on January 2nd, which corresponds to a Net Premium of $9,600. Based upon the Owner's instruction to allocate 100% of the Net Premium to a Fixed Index Account, all of the Net Premium is transferred to the Interim Account on that date and the Interim Account balance is $9,600. Accumulation Value in the Interim Account earns interest and Policy charges are deducted from Interim Account Accumulation Value. On January 18th (the Interim Account Transfer Date), the Accumulation Value in the Interim Account is equal to $9,500 and is transferred to the Fixed Indexed Account. After the transfer, the Interim Account balance will be zero.


You may also request that we transfer Accumulation Value from either the Guaranteed Interest Account or the Variable Account to the Fixed Indexed Accounts or among the Fixed Indexed Accounts. If you provide us with instructions to transfer Accumulation Value from the Guaranteed Interest Account or the Variable Account, we will transfer the amount to the Interim Account on the date we receive your request in Good Order. On the Interim Account Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Accounts as you instructed.


If you provide us instructions to transfer Accumulation Value from one Fixed Indexed Account to another Fixed Indexed Account and we receive your request in Good Order, we will transfer the amount to the Interim Account on the date the Index Credit Term ends for the Segment from which the transfer is being made. On the next Interim Transfer Date, your Accumulation Value in the Interim Account will be transferred to the Fixed Indexed Account as you instructed. Below is an example of how we transfer Accumulation Value from the Variable Account to a Fixed Indexed Account Segment.


Example. We receive your Written Request in Good Order on January 2nd to transfer on a pro rata basis $10,000 of Accumulation Value from the Sub-Accounts of the Variable Account to a Fixed Indexed Account. Pro-rata basis means Accumulation Value will be transferred proportionally from each Sub-Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account. Based upon your instructions, on January 2nd, $10,000 is transferred to the Interim Account and the Accumulation Value in the Interim Account is $10,000. Accumulation Value in the Interim Account earns interest and Policy charges are deducted from Interim Account Accumulation Value. On January 18th (the Interim Account Transfer Date), the Accumulation Value in the Interim Account is equal to $9,900 and is transferred to the Fixed Indexed Account. After the transfer, the Interim Account balance will be zero.


Absent any instruction from you, Accumulation Value in a Fixed Indexed Account Segment will automatically be rolled over from the Segment at the end of the Index Credit Term to a new Segment. Alternatively, you may provide us with instructions to allocate Accumulation Value in a Segment to another Investment Option available under the Policy prior to the end of a Segment Term. We will accept instructions up to and including the date on which the Index Credit Term ends. Transfers from Fixed Indexed Account Segments are subject to the Policy's transfer restrictions.


Dollar Cost Averaging. You may elect to participate in dollar cost averaging in the Application or by completing an election form that we receive. Dollar cost averaging is a strategy designed to reduce the risks associated with market fluctuations. The strategy spreads the allocation of your Net Premium into the Sub-Accounts of the Variable Account or any of the Fixed Indexed Accounts over a period of time, up to one year, by systematically and automatically transferring, on a monthly basis, specified dollar amounts from the Guaranteed Interest Account into the Variable Account or any of the Fixed Indexed Accounts. This allows you to potentially reduce the risk of allocating most of your Net Premium into the Sub-Accounts and Fixed Indexed Accounts when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.


Dollar cost averaging transfers will only take place on the Interim Transfer Date. A transfer under this program is not considered a transfer for purposes of assessing any Transfer Transaction Charge. We may modify, suspend, or discontinue the dollar cost averaging at any time.


Other Transfer Restrictions. We reserve the right to limit transfers to and from the Guaranteed Interest Account to one transfer per Policy Year. We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.

The transfer transaction charge is guaranteed not to exceed $50. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer, regardless of the number of Sub-Accounts, Guaranteed Interest Account, or Fixed Indexed Account Segments affected by the transfer(s). We currently do not assess a transfer transaction charge.


We impose other restrictions on transfers. We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250. If the Accumulation Value in a Sub-Account, the Fixed Indexed Account, or the Guaranteed Interest Account from which a transfer is to be made is less than $250, the entire Accumulation Value attributable to the Sub-Account, the Fixed Indexed Account or the Guaranteed Interest Account must be transferred. If a transfer would reduce the Accumulation Value in the Sub-Account from which the transfer is to be made to less than $250, we reserve the right to include that remaining Sub-Account Accumulation Value in the amount transferred.


If you have added the LTC Agreement or the Accelerated Death Benefit for Chronic Illness Agreement, when you make a claim and we make a benefit payment, we will automatically transfer all of your Policy's Accumulation Value that is in the Variable Account to the Guaranteed Interest Account. Your Accumulation Value in the Fixed Indexed Account Segments will also be transferred to the Guaranteed Interest Account at the end of the Segment Terms for each Segment. As long as we are paying benefits, you will only be able to allocate premium payments and loan repayments to the Guaranteed Interest Account.


If you added the Guaranteed Income Agreement, on the exercise effective date, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Index Credit Term. Your Policy's Accumulation Value will remain in the Guaranteed Interest Account, or if Policy loans are used to make the benefit payment, the Fixed Loan Account, for as long as the Policy remains in force.


Telephone Transfers. A request for transfer submitted to us via telephone is subject to the same conditions and procedures as would apply to a written transfer request. However, during periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls. In those circumstances, you should consider submitting a written transfer request while continuing to attempt to contact us via telephone. We reserve the right to restrict the frequency of, or otherwise modify, condition, or terminate telephone transfer privileges. For more information on telephone transactions, contact us at our Home Office or at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time.


With all telephone transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from Owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide Owners with a written confirmation of each telephone transfer.


Market-Timing and Disruptive Trading. This Policy is not designed to be used as a vehicle for frequent trading (i.e., frequent transfers) in response to short-term fluctuations in the securities markets, often referred to as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long term shareholders, and increase Portfolio expenses

(including brokerage or other trading costs) for all Portfolio shareholders, including long term Policy Owners invested in affected Portfolios who do not generate such expenses. It is our policy to discourage market-timing and frequent transfer activity, and, when we become aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity on affected Portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.


We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Policy Owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may not be able to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because our policies and procedures are discretionary, it is possible that some Policy Owners may engage in market-timing and other frequent transfer activity while others may bear the harm associated with such activity. Moreover, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.


We reserve the right to restrict the frequency of or otherwise modify, condition or terminate any transfer method(s). Your transfer privilege is also subject to modification if we determine that, in our sole discretion, the exercise of the transfer privilege by one or more Policy Owners is or would be to the disadvantage of other Policy Owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by a Portfolio attributable to transfers in your Policy. One or more of the following factors will be considered in determining whether to implement and administer any restrictions and assess any fees:

     o the dollar amount of the transfer(s);

   o whether the transfers are part of a pattern of transfers that appears designed to take advantage of market inefficiencies;

   o whether a Portfolio has requested that we look into identified unusual or frequent activity in the Portfolio;

   o the number of transfers in the previous calendar quarter; and

   o whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.


In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.


In our sole discretion, we may revise our policies and procedures to detect and deter market-timing and other frequent trading activity at any time without prior notice.


In addition to our market-timing procedures, the underlying Portfolios may have their own market- timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, Policy Owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the market-timing policies established by the Portfolios.


In addition, the Funds may restrict the purchase of their shares in order to protect shareholders. In such case, if you request a transfer to a Sub-Account(s) that invests in a Fund that has restricted the purchase of its shares, we will not redeem Accumulation Value from the Sub-Account(s) from which the transfer would have otherwise been made, unless you submit a new request for transfer to our Home Office designating a new Sub-Account(s) to which the transfer should be made.


Death Benefit


Death Benefit Proceeds

As long as the Policy is in force, we will determine the amount of and pay the Death Benefit proceeds on the Policy upon receipt at our Home Office of satisfactory proof of the insured's death, plus written direction (from each eligible recipient of Death Benefit proceeds) regarding how to pay the Death Benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the Death Benefit proceeds to the Beneficiary(ies), if living. If each Beneficiary dies before the insured, we will pay the Death Benefit proceeds to the Owner or the Owner's estate, or, if the Owner is a corporation, to it or its successor. We will pay the Death Benefit proceeds in a lump sum or under a settlement option.


If you have added the IPA to your Policy, we will pay the Death Benefit proceeds that are subject to the IPA according to the terms of that Agreement. The IPA will not impact the amount of the Policy Death Benefit proceeds; it will only impact the manner in which Death Benefit proceeds are paid to the Beneficiary. See "Supplemental Agreements -- Income Protection Agreement."


Death Benefit proceeds equal:

     o the Death Benefit (described below);

   o plus any additional insurance on the insured's life under the Term Insurance Agreement;

   o plus under the Level Option Death Benefit, any premium paid after the date of the insured's death;

   o plus any additional insurance on the insured's life under the Interest Accumulation Agreement;

   o minus any amounts paid under the Long Term Care Agreement;

   o minus any unpaid monthly charges;

   o minus any outstanding Policy loan; and

   o minus any accrued loan interest.


We may further adjust the amount of the Death Benefit proceeds if we contest the Policy and the insured dies by suicide or you misstate the insured's Age or gender. See "Statement of Additional Information."

Death Benefit Options

The Policy provides a Death Benefit under either the Level or Increasing Death Benefit Option. The Death Benefit is determined on each monthly Policy Anniversary and as of the date of the insured's death. You must select one of the two Death Benefit options we offer in your Application. If you do not choose a Death Benefit option in your Application, the Level Option Death Benefit will automatically be in effect.


The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The Death Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached Agreement will be interpreted to ensure such qualification, regardless of any language to the contrary.


To the extent the Death Benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental Agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment.


Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a "guideline premium test (GPT)" or a "cash value accumulation test (CVAT)." You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit will vary depending on which test is used. If you apply for the Guaranteed Income Agreement, you must elect the GPT test.


The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by Age of the insured) of the Accumulation Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage (varying based on the Age and gender class of the insured) of the Accumulation Value.


The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Death Benefit in relation to Accumulation Value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional Agreements, as your Accumulation Value increases your Death Benefit will increase more rapidly under CVAT than it would under GPT.


Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit, which may increase certain charges.


Under the Guideline Premium Test (GPT), the Level Option Death Benefit equals the greatest of:

     1. the Face Amount on the insured's date of death; or

   2. a specified "limitation percentage," called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy's data pages, multiplied by the Accumulation Value on the insured's date of death.


Under the Level Option, your Death Benefit remains level unless the limitation percentage multiplied by the Accumulation Value is greater than the Face Amount; then the Death Benefit will vary as the Accumulation Value varies.

The limitation percentage is the minimum percentage of Accumulation Value we must pay as the Death Benefit under federal tax requirements. It is based on the Age of the insured at the beginning of each Policy Year. The following table indicates the limitation percentages for the guideline premium test for different Ages:


       Age                   Limitation Percentage
----------------   ----------------------------------------
  40 and under                       250%
    41 to 45       250% minus 7% for each year over Age 40
    46 to 50       215% minus 6% for each year over Age 45
    51 to 55       185% minus 7% for each year over Age 50
    56 to 60       150% minus 4% for each year over Age 55
    61 to 65       130% minus 2% for each year over Age 60
    66 to 70       120% minus 1% for each year over Age 65
    71 to 75       115% minus 2% for each year over Age 70
    76 to 90                         105%
    91 to 95       105% minus 1% for each year over Age 90
    96 to 121                        100%

If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Policy's Accumulation Value.


Level Option Guideline Premium Test Example. Assume that the insured's Age is under 40. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the Accumulation Value above $40,000 will increase the Death Benefit by $250.


Similarly, so long as the Accumulation Value exceeds $40,000, every $100 taken out of the Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Policy.


Under the Cash Value Accumulation Test (CVAT), the Level Option Death Benefit equals the greatest of:

     1. the Face Amount on the date of the insured's death; or

     2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.


Under the Level Option, your Death Benefit remains level unless the Accumulation Value is greater than the net single premium as specified under Code Section 7702, multiplied by the Face Amount. The net single premium is based on the insured's gender, Age, tobacco status, and Risk Class.


Under the CVAT, a "limitation percentage" may be defined as the value "1" divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the Accumulation Value and the Death Benefit. Specifically, the Death Benefit is never less than the Accumulation Value multiplied by the applicable limitation percentage, regardless of whether the Policy satisfies the GPT or CVAT.


If the Code requires us to determine the Death Benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the Accumulation Value will increase our risk, and we will increase the cost of insurance charge we assess from the Accumulation Value.

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Level Option Cash Value Accumulation Test Example.  Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit for the Policy must be equal to or be greater than 225 percent of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $44,444, the Death Benefit of the Policy will exceed the $100,000 Face Amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the Accumulation Value above $44,444 will increase the Death Benefit of the Policy by $225.


Similarly, so long as the Accumulation Value exceeds $44,444, every $100 taken out of the Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount, the Death Benefit of the Policy will equal the Face Amount of the Policy.


Under the Guideline Premium Test, the Increasing Option Death Benefit equals the greatest of:

     1. the Face Amount plus the Accumulation Value on the insured's date of death; or

   2. the limitation percentage (the GPT DBPF) multiplied by the Accumulation Value on the insured's date of death.


Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.


Increasing Option Guideline Premium Test Example. Assume that the insured's Age is under 40. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $60,000 will generally have a Death Benefit of $160,000 ($100,000 + $60,000). The Death Benefit, however, must be at least 250 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,666, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of Accumulation Value above $66,666 will increase the Death Benefit by $250.


Similarly, any time the Accumulation Value exceeds $66,666, every $100 taken out of Accumulation Value will reduce the Death Benefit by $250. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the Face Amount plus the Accumulation Value of the Policy.


Under the Cash Value Accumulation Test, the Increasing Option Death Benefit equals the greatest of:

     1. the Face Amount plus the Accumulation Value on the insured's date of death; or

     2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.


Under the Increasing Option, the Death Benefit always varies as the Accumulation Value varies.


Increasing Option Cash Value Accumulation Test Example. Assume that the Policy has a Face Amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, a Policy with an Accumulation Value of $65,000 will generally have a Death Benefit of $165,000 ($100,000 + $65,000). The Death Benefit for the Policy must be at least 225 percent of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $80,000, the Death Benefit for the Policy will be greater than the Face Amount plus the Accumulation Value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of Accumulation Value above $80,000 will increase the Death Benefit of the Policy by $225.

Similarly, any time Accumulation Value exceeds $80,000, every $100 taken out of Accumulation Value will reduce the Death Benefit of the Policy by $225. If at any time the Accumulation Value multiplied by the limitation percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit for the Policy will be the Face Amount plus the Accumulation Value of the Policy.


Effect of Partial Surrenders on the Death Benefit

If you choose the Level Option, a partial surrender will reduce the Face Amount by an amount equal to the amount of the partial surrender. If you choose the Increasing Option, your Face Amount will not be affected by a partial surrender. Regardless of the Death Benefit option you choose, a partial surrender will reduce the Death Benefit by at least the amount of the partial surrender.


Effect of Chronic Illness Benefit Payment on the Death Benefit

When a chronic illness benefit payment is made under the Accelerated Death Benefit Agreement for Chronic Illness, the Death Benefit is reduced by the amount of the chronic illness benefit payment.


Choosing Death Benefit Options

You must choose one Death Benefit option on your Application. This is an important decision. The Death Benefit option you choose will have an impact on the dollar value of the Death Benefit, on your Accumulation Value, and on the amount of cost of insurance charges you pay. If you do not select a Death Benefit option on your Application, the Level Option will become the Death Benefit option for your Policy, by default.


You may find the Level Option more suitable for you if your goal is to have Net Premiums and positive investment experience reflected to the maximum extent in Accumulation Value. You may find the Increasing Option more suitable if your goal is to increase your total Death Benefit. Under the Increasing Option, positive increases in the Accumulation Value would be reflected in your Death Benefit, where the Death Benefit equals your Initial Face Amount plus the Policy's Accumulation Value.


Changing the Death Benefit Option

After the first Policy Year, you may change your Death Benefit option once each Policy Year. We will notify you of the new Face Amount.

     o You must send your Written Request in Good Order to our Home Office.

   o The effective date of the change will be the monthly Policy Anniversary on or following the date we approve your request for a change in Good Order.

   o Changing your Death Benefit option may cause you to receive taxable income, may cause your Policy to become a modified endowment contract
    (MEC) or may have other unintended adverse federal tax consequences. See "Federal Tax Status." You should consult a tax adviser before changing your Policy's Death Benefit option.


Increasing/Decreasing the Face Amount

You may increase or decrease the Face Amount of the Policy. An increase or decrease in the Face Amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy's Face Amount.

If you have added the LTC Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of long-term care benefit (LTC amount) available under the LTC Agreement. If the Policy's Face Amount after the decrease is less than the LTC amount before the decrease in Face Amount, the LTC amount will be equal to the new decreased Face Amount.


If you have added the Accelerated Death Benefit for Chronic Illness Agreement to your Policy, decreasing the Face Amount of the Policy may lower the amount of chronic illness benefit (Chronic Illness Death Benefit Amount) available under the Agreement. If the Policy's Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the decrease in Face Amount, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount.


If you have added the IPA to your Policy, increasing or decreasing your Face Amount will impact the amount payable as installment payments under that Agreement. If you are increasing your Face Amount, you may be able to change the percentage amount that will apply to the IPA installment payments, subject to our approval. See "Supplemental Agreements -- Income Protection Agreement."


An increase in Face Amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period.


Conditions for and impact of decreasing the Face Amount:

     o you must send your Written Request in Good Order to our Home Office;

   o decreases are only allowed if the most recent coverage layer has been in force for at least one year;

   o we require your requested decrease in Face Amount to be at least $5,000;

   o you may not decrease your Face Amount if it would disqualify your Policy as life insurance under the Code;

   o if the decrease in Face Amount would cause your Policy to be classified a modified endowment contract (MEC) under the Code, we will not allow the decrease in Face Amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and

   o a decrease in Face Amount will take effect on the first monthly Policy Anniversary on or after we receive and approve your Written Request.


Conditions for and impact of increasing the Face Amount:

   o your request must be applied for on a supplemental Application and must include evidence of insurability satisfactory to us;

   o a requested increase in Face Amount requires our approval and will take effect on the first monthly Policy Anniversary on or after the day we approve your request;

   o increases are only allowed after the first Policy Year;

   o we require your requested increase in Face Amount to be at least $5,000;

   o each increase in Face Amount will have its own surrender charge that applies for 15 years after the date of the increase, unless you elect the Early Values Agreement; and

   o increases made under the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will be processed according to the provisions of those Agreements and will not require evidence of insurability.

Settlement Options

There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. These are described under "Settlement Options" in your Policy and in the Statement of Additional Information. The IPA provides an additional irrevocable settlement option, which may only be applied for at Policy issue.


Abandoned Property Requirements

Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the Death Benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-643-5728 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.


Policy Loans

While your Policy is in force, you may submit a request to our Home Office to borrow money from us using only your Policy as the security for the loan. You may obtain a Policy loan with a Written Request in Good Order by calling us at 1-800-643-5728 between the hours of 8:00 am and 5:00 pm, Central time, our regular business hours. If you call us, you will be asked for security purposes, for your personal identification and Policy number. Policy Owners may also submit their requests for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. We normally pay the loan amount within seven days after we receive a proper loan request in Good Order. We may postpone payment of loans under certain conditions as described in the Statement of Additional Information. You may increase the risk that the Policy will terminate if you take a loan. A loan that is taken from, or secured by a Policy, may have adverse federal income tax consequences. See "Federal Tax Status."


Your Policy will remain in force so long as the Accumulation Value less the sum of the Policy loan and any unpaid Policy Loan Interest is sufficient to cover the monthly charges when due. Otherwise, your Policy will terminate and there may be adverse tax consequences. See "Federal Tax Status." To prevent your Policy from terminating, you will have to make a loan repayment. We will notify you 61 days in advance of the Termination of your Policy and the amount of the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.


You may request either a fixed interest rate Policy loan or a variable rate Policy loan. Under a fixed interest rate Policy loan, the rate of interest we charge for the Policy loan will not change for the duration of the loan. However, under a variable rate Policy loan, the rate of interest we charge for the loan can change annually for the duration of the loan. When you request a Policy loan, you must inform us of whether you are choosing a fixed interest rate Policy loan or a variable rate Policy loan.


Fixed Interest Rate Policy Loan. The maximum amount available for a fixed interest rate Policy loan is the Policy Accumulation Value less any applicable surrender charge and three (3) months of monthly charges. We determine this amount on the Valuation Date we receive your request for a fixed interest rate Policy loan at our Home Office in Good Order. There is no minimum amount we require for a Policy loan. When you take a fixed interest rate Policy loan, we will transfer an amount equal to the loan from your Accumulation Value in the Guaranteed Interest Account, the Fixed Indexed Accounts and/or the Variable Account to the Fixed Loan Account, part of our General Account. You may instruct us as to which Account or Accounts and the proportion of the amount of the fixed interest rate Policy loan that should be transferred from the Accounts. However, if you instruct us to take a fixed interest rate Policy loan from the Fixed Indexed Accounts, we will transfer the amount of the loan from each Segment in the Fixed Indexed Accounts on a pro rata basis. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value in each Segment in the Fixed Indexed Accounts in relation to the total Accumulation Value of all Segments in the Fixed Indexed Accounts.


If you do not instruct us as to how we should transfer the amount of the fixed interest rate Policy loan from the Accounts to the Fixed Loan Account, we will transfer the fixed rate loan amount in the order described below.

   1. The fixed rate loan amount will be transferred first from your Accumulation Value in the Guaranteed Interest Account.

   2. If the fixed rate loan amount exceeds your Accumulation Value in the Guaranteed Interest Account, the remaining fixed rate loan amount will be transferred from your Accumulation Value in the Variable Account on a pro-rata basis from the Accumulation Value in each Sub-Account. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value of each Sub-Account in the Variable Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account.

   3. If the fixed rate loan amount exceeds your Accumulation Value in the Guaranteed Interest Account and the Variable Account, the remaining fixed rate loan amount will be transferred from your Accumulation Value in the Interim Account.

   4. If the fixed rate loan amount exceeds your Accumulation Value in the Guaranteed Interest Account, the Variable Account and the Interim Account, the remaining fixed rate loan amount will be transferred from your Accumulation Value in the Fixed Indexed Accounts on a pro-rata basis from the Accumulation Value in each Segment. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value of each Segment of the Fixed Indexed Accounts in relation to the total Accumulation Values of all Segments of the Fixed Indexed Accounts.


We hold the fixed rate loan amount as collateral for the loan in the Fixed Loan Account. The fixed rate loan amount is not available for withdrawal from the Policy.


Fixed Interest Rate Policy Loan Interest. We will charge you interest on a fixed interest rate Policy loan at the annual rate of interest shown on the Policy data pages of your Policy while your fixed interest rate policy loan is outstanding. Currently, we charge an annual rate of interest of 3 percent on fixed interest rate Policy loans. Policy Loan Interest becomes due and payable:

     o on a Policy loan transaction (which is any transaction that affects the loan amount);

   o on each Policy Anniversary;

   o on surrender or Termination of the Policy; or

   o on the date of the death of the insured.


Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com. If you do not pay the interest on your loan when due, your Policy loan will be increased by the amount of the unpaid interest.

We also credit interest to amounts held in the Fixed Loan Account as collateral for Policy loans at a rate of interest at least equal to the interest rate shown on the Policy data pages. Currently, we credit an annual rate of interest which is not less than your fixed interest rate Policy Loan Interest rate minus 1 percent. However, if your Policy has been in force for ten years or more, we will credit your loan amount with an annual rate of interest equal to the Policy loan rate minus .10 percent. On the date of each Policy loan transaction and Policy Anniversary, we will allocate any accrued Fixed Loan Account interest to your Accumulation Value in the Guaranteed Interest Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account on a pro-rata basis. Pro-rata basis means interest will be credited proportionally to the Accumulation Value in each Account in relation to the total Accumulation Value of all Accounts listed.


Variable Interest Rate Policy Loan. If you have Accumulation Value in one or more of the Fixed Indexed Accounts, you may request a variable interest rate Policy loan. The maximum aggregate amount you may borrow under one or more variable interest rate Policy loans under your Policy equals your Accumulation Value in the Fixed Indexed Accounts, plus your Accumulation Value in the Interim Account, less any applicable surrender charge and three (3) months of monthly charges. We will determine the amount available for a variable interest rate Policy loan as of the date we receive your request for a loan in Good Order at our Home Office. Unlike a fixed interest rate Policy loan, when you take a variable interest rate Policy loan, we will not transfer an amount equal to the loan from your Accumulation Value in the Guaranteed Interest Account, Fixed Indexed Accounts and/or the Variable Account to the Fixed Loan Account as collateral for the policy loan.


On every loan transaction date and on each monthly Policy Anniversary, we will compare the amount of a variable interest rate loan with the Accumulation Value in the Fixed Indexed Accounts and the Interim Account and if the amount of a variable interest rate loan exceeds the Accumulation Value in the Fixed Indexed Accounts and the Interim Account, we will automatically convert the variable interest rate loan to a fixed interest rate loan. You may request to convert back to a new variable rate interest loan after you have either reduced the loan balance by making a loan repayment or by increasing the amount of Accumulation Value in the Fixed Indexed Accounts.


Variable Interest Rate Policy Loan Interest. Under a variable interest rate Policy loan, we may change the rate of interest we charge for the Policy loan once a year on your Policy Anniversary. We will notify you at your Policy Anniversary of any changes in the Policy Loan Interest rate for the coming year.


The rate of interest we charge for a variable interest rate Policy loan will equal the greater of:

   1. the published monthly average (Moody's Corporate Bond Yield
      Average-Monthly Average Corporates) as published by Moody's Investors Service, Inc. or its successor for the calendar month ending two months prior to the date the rate of interest for the Policy loan is determined, and

   2. the guaranteed interest rate for the Guaranteed Interest Account shown on the Policy data pages, plus one (1) percent per annum.


We may increase the rate of interest we charge for a variable rate Policy loan on a Policy Anniversary where based on the above formula the rate of interest for a variable rate Policy loan calculated prior to the Policy Anniversary would be one-half percent or more higher than the rate of interest we currently charge for the loan. We will decrease the rate of interest we charge for a variable rate Policy loan on a Policy Anniversary where based on the above formula the rate of interest for a variable rate Policy loan calculated prior to the Policy Anniversary would be one-half percent or more lower than the rate of interest we currently charge. We will calculate any change in the rate of interest we charge for a variable rate Policy loan as of the Interim Account Transfer Date in the second month preceding your Policy Anniversary.


Any change in the loan interest rate will apply to any new variable rate Policy loans as well as variable rate Policy loans existing on your Policy Anniversary. The rate of interest for a variable rate Policy loan in effect on the Policy Date is shown on the Policy data pages. If that rate changes, we will notify you in the Annual Report or by other written notice.


Policy Loan Repayments. If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. When we receive a payment from you, we will automatically treat that payment as a premium payment unless you specify that the payment is a loan repayment. Loan repayments are not subject to a premium charge. If the insured dies with any loan outstanding, the amount of the Death Benefit will be reduced by the outstanding loan balance.


When you repay a fixed interest rate Policy loan, we transfer the repayment amount from the Fixed Loan Account to your Accumulation Value in the Guaranteed Interest Account, the Fixed Indexed Accounts and the Variable Account. Unless you instruct us otherwise, we will transfer the repayment amount on a pro-rata basis to the Guaranteed Interest Account, the Fixed Indexed Accounts and the Sub-Accounts of the Variable Account based on your Accumulation Value in each investment option on the Valuation Date we receive your loan repayment in Good Order at our Home Office. Pro-rata basis means the repayment amount will be transferred from the Accumulation Value in each Account in relation to the total Accumulation Value of all Accounts listed. We reserve the right to restrict the amount of any loan repayment to the Guaranteed Interest Account.


A fixed interest rate Policy loan, whether or not it is repaid, will have a permanent effect on your Accumulation Value, and depending upon the Death Benefit option you have chosen, and the Death Benefit. As long as a fixed interest rate Policy loan is outstanding the collateral for the loan in the Fixed Loan Account is not affected by the investment performance of Sub-Accounts and may not be credited with the rates of interest we credit Accumulation Value in the Guaranteed Interest Account or with Index Credits in the Fixed Indexed Accounts.


A variable interest rate Policy loan will not have a permanent effect on the Accumulation Value of your Policy. If you make a repayment of a variable interest rate loan, the loan balance will be reduced, however, the loan repayment will not have an impact on the Policy's Accumulation Value.


Termination. If the Accumulation Value less the sum of the Policy loan(s) and any unpaid Policy Loan Interest is insufficient to cover the monthly charges on a monthly Policy Anniversary, a 61-day Grace Period begins. We will send you a written notice on the day your Policy goes into the Grace Period and inform you of your options. Your Policy will remain in force during the Grace Period. You may pay premiums during this Grace Period to cover the insufficiency and continue your Policy in force beyond the Grace Period. In addition to a notice that your Policy has gone into the Grace Period, we will send you and any assignee of record, at the last known address, at least 31 days prior to the end of the Grace Period, a written notice indicating the due date and the payment required to keep your Policy in force.


The payment required to keep your Policy in force after the Grace Period commences is equal to three times the sum of all the monthly charges that were due at the beginning of the Grace Period, plus the premium charge that would apply. If the payment is not paid by the end of the Grace Period, your Policy will terminate without value. If the insured dies during the Grace Period, the death proceeds will be paid to the Beneficiary. If the Policy were to terminate with an outstanding loan balance, you will also be required to make a loan repayment.


If the Policy terminates with an outstanding loan balance, the amount of that outstanding loan will be treated as a distribution, which could be taxable depending upon your investment in the Policy. This means that as a result of a Policy Termination, you could recognize taxable income without any distribution of Policy Accumulation Value in the form of cash that could be used to pay any income tax due. You should consult your tax advisor regarding the tax treatment of a Policy Termination with an outstanding loan balance. See "Federal Tax Status."


Reinstatement. At any time within three years from the date of Policy Termination while the insured is living, you may ask us to restore your Policy to an in-force status, unless you surrendered your Policy. We will require each of the following to reinstate your Policy:

     1. your Written Request in Good Order to reinstate the Policy;

   2. that you submit to us at our Home Office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime;

   3. a payment sufficient to cover all monthly charges and Policy Loan Interest due and unpaid during the Grace Period; and

   4. a premium sufficient to keep the Policy in force for three (3) months after the date of the reinstatement.


The effective date of reinstatement will be the first monthly Policy Anniversary on or following the date we approve your request for reinstatement. The Surrender Charge and Policy Issue Charge schedules that were in place at the end of the Grace Period will be effective at the reinstatement date. We will send you new Policy data pages when your Policy is reinstated. If you elected the Early Values Agreement at Policy issue, we will require that you reinstate that Agreement.


Reinstating your Policy may have adverse tax consequences. You should consult your tax advisor before you reinstate your Policy. See "Federal Tax Status."


Surrender

You may request to surrender your Policy at any time while the insured is living and the Policy is in force. A surrender may have tax consequences. See "Federal Tax Status."


The Surrender Value of the Policy is the Accumulation Value less any unpaid Policy charges which we assess against Accumulation Value, less any Policy loan, less any unpaid Policy Loan Interest and less any Surrender Charges. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by Surrender Charges. We determine the Surrender Value as of the Valuation Date on which we receive your signed Written Request for surrender of the Policy in Good Order at our Home Office. You may request that the Surrender Value be paid to you in cash or, alternatively, paid under a settlement option we offer. We may require that you return the Policy.


If you surrender your Policy during the first ten Policy Years or during the first ten years following an increase in Face Amount, we will assess a Surrender Charge, which may significantly reduce the Surrender Value. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge. See "Policy Charges."

The amount you receive on surrender may be more or less than the total premiums you paid under the Policy. Once you surrender your Policy, all coverage and other benefits under the Policy cease and cannot be reinstated. See "Distributions Other Than Death Benefits from Modified Endowment Contracts" and "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts."


We will pay surrender proceeds as soon as possible, but not later than seven days after we receive your Written Request in Good Order for surrender. However, if any portion of the Accumulation Value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the check has cleared and the funds have been collected.


If you have allocated Accumulation Value to any of the Fixed Indexed Accounts during the period you owned the Policy, you may receive surrender proceeds based upon the guaranteed minimum Accumulation Value amounts held in the Fixed Indexed Accounts. Whether the guaranteed minimum Accumulation Value is available upon surrender depends upon your Policy's particular facts and circumstances, including how much you allocated to the Fixed Indexed Accounts, how long your Accumulation Value was allocated to those accounts and whether Interest Credits were earned during that period. See "Guaranteed Minimum Accumulation Value".


Partial Surrender

While the insured is living and the Policy is in force, you may request a partial surrender of the Accumulation Value of your Policy by forwarding your request in Good Order to our Home Office. The partial surrender must be at least $500. The maximum partial surrender we will allow is the Accumulation
Value: (i) less any outstanding Policy loan and accrued loan interest, (ii) less the amount of any Surrender Charge applicable at that time, and (iii) less three (3) months of monthly charges. For each partial surrender, we assess a Partial Surrender Transaction Charge of 2 percent of the amount of the partial surrender, up to $25. A partial surrender may have tax consequences. See "Federal Tax Status".


You may tell us from which Sub-accounts of the Variable Account, any Fixed Indexed Account and the Guaranteed Interest Account to make a partial surrender. If you do not instruct us as to which Accounts we should take the partial surrender, we will take the partial surrender from the Accounts in the order described below:

   1. The partial surrender will be taken first from your Accumulation Value in the Guaranteed Interest Account.

   2. If the partial surrender amount exceeds your Accumulation Value in the Guaranteed Interest Account, the remaining partial surrender will be taken from your Accumulation Value in the Variable Account on a pro-rata basis from the Accumulation Value in each Sub-Account. Pro-rata basis means Accumulation Value will be transferred proportionally from each Sub-Account in the Variable Account in relation to the total Accumulation Value of all Sub-Accounts in the Variable Account.

   3. If the partial surrender exceeds your Accumulation Value in the Guaranteed Interest Account and the Variable Account, the remaining partial surrender will be taken from your Accumulation Value in the Interim Account.

   4. If the partial surrender exceeds your Accumulation Value in the Guaranteed Interest Account, the Variable Account and the Interim Account, the remaining partial surrender will be taken from your Accumulation Value in the Fixed Indexed Accounts on a pro-rata basis from the

      Accumulation Value in each Segment. Pro-rata basis means Accumulation Value will be transferred proportionally from each Segment of the Fixed Indexed Accounts in relation to the total Accumulation Value of all Segments of the Fixed Indexed Accounts.


We will process the partial surrender at the Unit Values next determined after we receive your request in Good Order at our Home Office. This means that if we receive your request for partial surrender prior to 3:00 p.m. Central time, or prior to the end of a Valuation Date, we will process the request at the Unit Values determined as of that Valuation Date. If we receive your request for partial surrender at or after 3:00 p.m. Central time, or after the end of a Valuation Date we will process the request at the Unit Values determined as of 3:00 p.m. Central time on the following Valuation Date.


If a partial surrender would cause your Policy to be disqualified as life insurance under the Code, we will not process your request for partial surrender. In addition, unless you have instructed us otherwise in writing, if a partial surrender would cause your Policy to be classified as a modified endowment contract under the Code, we will not process your request for partial surrender. Under the Level Option Death Benefit, a partial surrender will cause a decrease in the Face Amount of the Policy equal to the amount of the partial surrender. For each Death Benefit option, a partial surrender will decrease the amount of the Death Benefit proceeds payable.


We will pay partial surrender proceeds as soon as possible, but not later than seven days after we receive your Written Request for partial surrender in Good Order.


We reserve the right to defer the payment of surrender and partial surrender proceeds for up to six months from the date of your Written Request, if such proceeds would be paid exclusively from your Accumulation Value in the Guaranteed Interest Account and the Fixed Indexed Accounts. In that case, if we postpone payment for more than 31 days, we will pay you interest at 2 percent annual rate for the period during which payment is postponed.


If mandated under applicable law, we may block an Owner's account and thereby refuse to pay any request for surrender or partial surrender until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and Owner's account to government regulators.



Other Policy Provisions


Deferral of Payment. Normally, we will pay any proceeds under the Policy within seven days after our receipt of all the documents required for such payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the Valuation Date on which we receive the request in Good Order at our Home Office.


We reserve the right to defer the payment of proceeds under the Policy, including Policy loans, for up to six months from the date of your request, if such payment would be taken from your Accumulation Value in the Guaranteed Interest Account or the Fixed Indexed Accounts. In that case, if we postpone payment, other than a Policy loan payment, for more than 31 days, we will pay you interest at 2 percent annual rate for the period beyond 31 days that payment has been postponed. We reserve the right to defer the payment of surrender, partial surrender, loan and Death Benefit proceeds from the Sub-Accounts and process transfers for the following: (a) any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); (b) when the SEC has determined that a state of emergency exists which may make such payment impractical; or (c) the SEC, by order, permits deferral for the protection of Policy Owners.

If mandated under applicable law, we may block an Owner's account and thereby refuse to pay any request for surrender, partial surrender, transfer, loans or Death Benefit proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and the Owner's account to government regulators.


Beneficiary. When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the Beneficiary or Beneficiaries named in the Application for the Policy unless the Owner has changed the Beneficiary. In that event, we will pay the death proceeds to the Beneficiary named in the last change of Beneficiary request.


If a Beneficiary dies before the insured, that Beneficiary's interest in the Policy ends with that Beneficiary's death. Only Beneficiaries who survive the insured will be eligible to share in the death proceeds. If no Beneficiary survives the insured, we will pay the death proceeds of this Policy to the Owner, if living, otherwise to the Owner's estate, or, if the Owner is a corporation, to it or its successor.


If you have added the Income Protection Agreement to your Policy, the payment of Death Benefit proceeds that are subject to the IPA will be paid to the Beneficiary under the terms of that Agreement. See "Supplemental Agreements -- Income Protection Agreement."


You may change the Beneficiary designated to receive the proceeds. If you have reserved the right to change the Beneficiary, you can file a Written Request with us to change the Beneficiary. If you have not reserved the right to change the Beneficiary, we will require the written consent of the irrevocable Beneficiary.


Your Written Request to change the Beneficiary will not be effective until it is recorded at our Home Office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to any Death Benefit proceeds we have paid before your request was recorded in our Home Office records.


Supplemental Agreements

The following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details.


Waiver of Premium Agreement. The Waiver of Premium Agreement provides that in the event of the insured's total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first Policy Anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement.


Waiver of Charges Agreement. The Waiver of Charges Agreement is only available on Premier 2001 CSO policies; this Agreement is not available on Premier 2017 CSO policies. The Agreement provides that in the event of the insured's total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first Policy Anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement.

Children's Term Agreement. The Agreement is only available on Premier 2001 CSO policies; the Agreement is not available on Premier 2017 CSO policies.The Children's Term Agreement provides fixed level term insurance on each of the insured's children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child's 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may be added after the first Policy Anniversary subject to underwriting approval. We assess a separate monthly charge for this Agreement.


Accelerated Death Benefit for Terminal Illness Agreement. The Accelerated Death Benefit for Terminal Illness Agreement allows you to receive a significant portion of your Policy's Death Benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available at issue without underwriting approval and may be added after the first Policy Anniversary, again without underwriting approval. There is no separate charge for the Agreement.


Term Insurance Agreement. The Term Insurance Agreement provides additional level term insurance coverage on the life of the insured. Subject to underwriting approval, this Agreement is available at issue and may not be added after issue. We assess a separate monthly charge for this Agreement.


Overloan Protection Agreement. The Overloan Protection Agreement provides that the Policy will not terminate because of a Policy loan even where the Accumulation Value of the Policy is insufficient to cover Policy charges. This Agreement is available at issue without underwriting approval. The Policy Owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit for Terminal Illness Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the Death Benefit payable under the Policy will be the minimum Death Benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-modified endowment contracts after the Policy has been in force for at least 15 years and the insured is over 75 years of Age. Once elected, this Agreement will remain in force until the Policy is surrendered or until the insured's death and will reduce the Policy Death Benefit by the amount of the Fixed Loan Account. We assess a one-time charge when the Agreement is exercised.


The tax treatment of the Overloan Protection Agreement is uncertain and it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy's Overloan Protection Agreement should consult a tax advisor.


Early Values Agreement. The Early Values Agreement ("EVA") waives the Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash Surrender Values in the early years of Policy Ownership. If you elect this Agreement, the Accumulation Value will be slightly lower than if this Agreement is not elected because of the charge for the Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the Accumulation Value less any Policy loan and the maximum monthly charge is 0.05 percent of Accumulation Value less any Policy loan. For purposes of determining the charge for this Agreement, Policy Loan Interest that has accrued, but which has not been paid or added to the Policy Loan Account, will be included as part of the Policy loan being subtracted from the Accumulation Value. This Agreement is only available at issue and may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash Surrender Values in the early years of this Policy are important to you and you are willing to accept lower Policy Accumulation Values.

Guaranteed Insurability Option. The Guaranteed Insurability Option ("GIO") guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured's life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the Face Amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the Owner specifies the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the Ages of zero and forty. The Owner may purchase the GIO at issue subject to underwriting of the insured. The Owner may also add the GIO after the Policy is issued, subject to underwriting of the insured. The GIO may also be added to policies that were purchased prior to the initial date the GIO was available. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the Policy Anniversary nearest the insured's fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date.


The GIO guarantees that the Owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the Policy Anniversary nearest to the insured's birthday at Ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the Owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at Age 26, the Owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at Age 26, the next specified option date available at Age 28 will no longer be available. All of the remaining specified option dates (at Ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO.


The cost of insurance charge for any additional coverage layer will be calculated using the insured's Age and the most recent underwritten Risk Class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy's Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.


The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the Policy Anniversary nearest the insured's fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the Policy Anniversary nearest the insured's fortieth birthday if an alternative option date occurs after the insured's thirty-seventh birthday and before the Policy Anniversary nearest the insured's fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to Termination of the GIO will continue after the Termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured's life (e.g., marriage, children) will result in your need for additional Death Benefit and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIO.


Long Term Care ("LTC") Agreement. The LTC Agreement allows you to accelerate Death Benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements. We will pay you a monthly benefit to assist with the expenses associated with the insured's nursing home care or home health care. To be eligible for benefits under this Agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long-term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Agreement. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect.


The benefit payments made under this Agreement may not cover all of the Insured's long term care costs. The long-term care benefits paid under this Agreement are intended to be "qualified long term care insurance" under federal tax law, and may not be taxable to the Owner. See "Tax Treatment of Policy Benefits." You should consult your tax advisor about the tax impact of purchasing this Agreement.


This Agreement may be added to your Policy at any time after issue, subject to providing us evidence of insurability. We will consider Applications for the LTC Agreement if the insured is receiving longterm care at the time of the request; however, it is unlikely that the insured's evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See "Statement of Additional Information."


You will select the maximum amount of long-term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment.


The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care Net Amount at Risk and dividing by one thousand. The long term care Net Amount at Risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the Agreement. Long term care Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the LTC amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and denominator is the Policy Face Amount.

If you decrease the Face Amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy's Face Amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000.


The monthly charge for the LTC Agreement will be affected by changes in the long term care Net Amount at Risk. A decrease in the Policy Face Amount will change the long term care Net Amount at Risk even if the LTC amount does not change because the proportion of the Accumulation Value used to reduce the LTC amount to calculate long term care Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the LTC amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the long term care Net Amount at Risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is
reduced to $750,000, the new long term care Net Amount at Risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the LTC amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 =
$66,667. The long term care Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value.


When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided.


The maximum monthly benefit will be the lesser of:

     1. The monthly benefit percentage you chose times the LTC amount in effect; or

   2. The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.


You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies.


In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).


If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for a period of three consecutive months, you must submit a request to reinstate monthly benefits and provide additional information to us that the insured continues to be eligible for benefits under the Agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs.


If you have added the LTC Agreement, when you make a claim and we pay a long-term care benefit, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement.


We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy Death Benefit; request a policy loan, or partial surrenders from the Policy. You may request to decrease the Death Benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit for Terminal Illness Agreement may also reduce the amount of benefits you may receive under the LTC Agreement.


When we make a monthly benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following an LTC benefit payment will equal the Accumulation Value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of an LTC benefit divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.


This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See "Termination" and "Partial Surrender."

Inflation Agreement. The Inflation Agreement provides you the ability to increase your Face Amount of insurance without underwriting every three years based upon increases in the cost of living (the "Cost of Living") as measured by changes in the U.S. Department of Labor Consumer Price Index ("CPI"). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the Age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the Age of twenty-one, no further Cost of Living increases may be made. If the insured is under the Age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns Age twenty-one.


The amount of the Cost of Living increase will be the lesser of (1) the Policy Face Amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number.


The Inflation Agreement is only available for insureds under the Age of sixty. The Owner may purchase the Inflation Agreement at issue subject to underwriting of the insured. The Owner may also add the Inflation Agreement after the Policy is issued, subject to underwriting of the insured. The Inflation Agreement may also be added to Policies that were purchased prior to the initial date the Inflation Agreement was available.The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance.


The cost of insurance charge for any additional insurance will be calculated using the insured's Age and the most recent underwritten Risk Class for the Policy at the time the cost of living increase is accepted. The cost of insurance charges for any additional insurance will be deducted monthly from the Policy's Accumulation Value. There is no requirement to pay additional premium when adding additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the cost of insurance charge under the Policy and it may be necessary to pay additional premium to cover the increased cost of insurance charge. The cost of insurance charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement.


The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy Face Amount is reduced or eliminated at the request of the Owner, the Policy terminates or the insured dies.


The Inflation Agreement will terminate on the earliest of: 1) the Policy Anniversary nearest to the insured's 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your Written Request in Good Order to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the Age of twenty-one and 5) the insured's date of death.


You should purchase the Inflation Agreement if you believe that the Policy Face Amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or Face Amounts when offered, you will still pay a charge for the Inflation Agreement.

Increasing your Face Amount of insurance may have adverse tax consequences. If you elect the Inflation Agreement, you should consult a tax advisor before increasing your Face Amount of insurance.


Guaranteed Income Agreement. The Guaranteed Income Agreement ("GIA") is a living benefit agreement that you may add to the Policy. The GIA provides the Owner with an option to exercise the Agreement once certain conditions have been met, and receive guaranteed lifetime benefit payments. The benefit payment is deducted from the Policy's Accumulation Value first through partial surrenders and second through Policy loans. The Policy's surrender charge and partial surrender charges will not apply to the benefit payments. If the partial surrenders and Policy loans equal or exceed the Policy's Accumulation Value, we will add a sufficient amount of money to the Policy Accumulation Value so that the next annual benefit payment under the GIA can be made to the Owner. We will continue to add such amount to the Policy's Accumulation Value for as long as the Policy's Accumulation Value is not sufficient to pay the benefit payment due the Owner. In that case, benefit payments will continue to be made in the form of Fixed Interest Rate Policy loans.


The GIA allows you to receive an annual or monthly benefit payment for the remainder of the insured's lifetime, but not beyond the maturity date of the Policy at the insured's Age 121, if all the conditions described below are satisfied. If you elect this benefit payment, the Policy is also guaranteed to remain in force for the lifetime of the insured, but not beyond the insured's Age 121, unless you terminate this Agreement. We will calculate the GIA benefit payments using a guaranteed 4% interest rate as shown in the Policy data pages.


To receive benefit payments you must send us a Written Request to exercise the Agreement. The first benefit payment will be calculated using the exercise effective date, which is the first Policy Anniversary following the day we approve your request to exercise this Agreement. The following conditions must be satisfied before benefit payments can begin.

   (1) The Death Benefit qualification test on your Policy must be the guideline premium test.

   (2) The Level Death Benefit Option must be in effect. If the Level Death Benefit Option is not in effect when you exercise the Agreement, we will change your Death Benefit option to the Level Death Benefit Option as of the exercise effective date.

   (3) The insured must be at least 60 years of Age and less than 80 years of Age as of the exercise effective date.

   (4) Your Policy must have been in force for at least 10 years as of the exercise effective date.

   (5) The Face Amount of your Policy must equal the minimum amount allowable under the Code. If the Face Amount is not equal to that minimum as of the exercise effective date, we will reduce your Face Amount to be equal to the minimum amount allowable under the Code.

   (6) Other than the Income Protection Agreement, no other Agreements may be in effect as of the exercise effective date. If any other Agreements are in effect, they will terminate as of the exercise effective date.

   (7) You may not exercise the GIA if your Policy premiums or charges were waived under a Waiver of Premium or Waiver of Charges Agreement.

   (8) You may not exercise the GIA if you requested or received funds under the Accelerated Death Benefit for Terminal Illness Agreement.

   (9)   You cannot receive benefits under the LTC Agreement.

   (10) Your projected annualized benefit payments when you exercise this Agreement must be at least equal to the annual minimum benefit payments shown on your Policy data pages for the remaining life of the insured, but not beyond Age 121.


Your Written Request to exercise this Agreement is subject to your meeting all of the above conditions. We must also receive your request in Good Order at least 15 calendar days prior to the exercise effective date. When we receive your request to exercise the GIA, we will calculate and notify you of your benefit payment amount. As of the exercise effective date, we will send you a new set of Policy data pages that shows the adjusted Face Amount of the Policy, the exercise effective date, the frequency and the amount of the benefit payment that you will receive, and the minimum Death Benefit that applies to your Policy. The benefit payments will begin on the exercise effective date.


We will automatically transfer all of your Variable Account Accumulation Value to the Guaranteed Interest Account on the exercise effective date. If you have allocated Accumulation Value to any of the Fixed Indexed Accounts, we automatically transfer Fixed Indexed Account Accumulation Value to the Guaranteed Interest Account at the end of the Segment Term where the Segment Term ends after the exercise effective date. Accumulation Value in the Fixed Loan Account will remain in that Account after the exercise effective date.


Although the allocation of your Variable Account Accumulation Value to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.


There is no charge for the GIA when you purchase the Policy, however, we will assess a one-time charge against your Accumulation Value on the exercise effective date. The charge will not exceed the maximum charge shown for the GIA on your Policy data pages. There is no other charge for this Agreement.


After the exercise effective date, the minimum amount of Death Benefit as of each Policy Anniversary will be equal to that shown on your Policy data pages that we send to you as of the exercise effective date. Upon request, we will tell you the minimum Death Benefit payment as of any date not shown. Partial surrenders taken from your Policy as a result of the GIA will reduce the Policy Face Amount and Death Benefit. However, we will not allow the Face Amount to go below the minimum Death Benefit as described in the Policy form. Since you may be taking Policy loans and we may be increasing the Policy's Accumulation Value based upon the guarantee provided by the GIA, the amount of Death Benefit proceeds payable at the insured's death may be different than the minimum Death Benefit shown on your Policy data pages.


Since the Policy's Death Benefit will be reduced to the minimum amount allowable under the Code after the exercise effective date, Owners who also purchase the Income Protection Agreement should be aware that the benefits payable under that Agreement will be lower as a result of exercising the GIA. Owners should consider the impact of the lower Policy Death Benefit on their individual circumstances before exercising the GIA.


Benefit payments made after the exercise effective date will first be taken from the Policy as a partial surrender until the Policy's investment in the contract, as defined in the Code, is reduced to zero. After that, benefit payments will be taken in the form of Fixed Policy Rate Loans until the amount of such loans equals the Policy's Accumulation Value. If, at the time of any benefit payment, there is insufficient

Surrender Value to account for the full benefit payment, we will increase the Policy's Accumulation Value by an amount such that the Surrender Value will equal the next benefit payment. The tax treatment of amounts we add to your Policy after there is insufficient Surrender Value to continue benefit payments is uncertain. While we believe that such payments are not taxable to the recipient, the Internal Revenue Service or the courts could take a different position. You should consult your tax advisor regarding the taxability of amounts we contribute to the Policy or benefit payments made after we begin adding amounts to the Accumulation Value of your Policy.


Once we determine your benefit payment as of the exercise effective date, we do not anticipate that it will change. However, in order to keep your Policy qualified as life insurance under the Code, we may require you to take a partial surrender that is not a benefit payment. Any required partial surrender necessary to keep your Policy qualified as life insurance will be equal to the remaining investment in the contract, as defined in the Code. At that time, we will calculate a new benefit payment and determine a new set of minimum Death Benefit amounts. The calculation will be done using the same information that was used to calculate benefit payments as of the exercise effective date; except that the required partial surrender amount and previous benefit payments will be taken into account. As a result, the new benefit payment will likely be less than that calculated as of the exercise effective date because the Accumulation Value will be reduced by the required partial surrender amount. We will send you new Policy data pages showing the revised benefit payment and minimum Death Benefit amount.


After the exercise effective date, you may no longer:

   (1)   request any Policy loans;

   (2)   change the type of Policy Loan Interest rate;

   (3)   pay any additional premiums;

   (4)   request any Policy Changes; and

   (5)   request any transfers of Accumulation Value.


The GIA will terminate 1) if the Policy is surrendered or otherwise terminates,
2) if you or the insured fail to meet any of the conditions for exercise of the GIA after the date you have sent us written notice of your request to exercise the Agreement, but prior to the exercise effective date, 3) or the death of the insured, or 4) or the date we receive your Written Request to cancel the Agreement. The GIA may be reinstated if the Policy is also reinstated in accordance with its provisions and it is prior to the Policy Anniversary nearest the insured's Age 95.


You should consider purchasing and exercising this Agreement if you want to have a guaranteed stream of benefit payments during the lifetime of the insured and no longer desire to maximize the Death Benefit available under the Policy.


Note: We designed the GIA to protect you from outliving the assets underlying your Policy Accumulation Value. If you terminate the GIA or die before your Policy Accumulation Value is reduced to zero, neither you nor your estate will receive any benefit payments from us under the GIA, nor will the GIA provide any build-up of Accumulation Value for benefit payments. If the interest credited to your Accumulation Value in the GIA is sufficient to sustain periodic benefit payments under the GIA, your Policy Accumulation Value may never be reduced to zero and we will not be required to make payments to your Policy Accumulation Value to support benefit payments. Owners who add the GIA should take into consideration that their Policy Accumulation Value on the exercise effective date may not be sufficient to provide the minimum benefit payment until the insured's Age 121. In that case, they will not be able to exercise the GIA.

Income Protection Agreement. You may elect to add the Income Protection Agreement ("IPA"), which gives you the right to elect that all, or a part, of the Policy's Death Benefit proceeds be paid in installment payments. The election under the IPA is irrevocable, which means it may not be changed as long as the Policy is in force. The IPA does not change the total amount of the Death Benefit proceeds payable under the Policy, however, to the extent the IPA applies to the Death Benefit proceeds, the payment of those proceeds will be in a lump sum and in installments as you specify under the IPA. The installment payments will include interest, which is calculated using a 1% annual effective rate of interest rate.


The installment payments are calculated by multiplying the IPA amount by a percentage between 25% and 100%, which you choose when You apply for the Policy. The IPA amount is the amount by which the Death Benefit proceeds payable under the IPA are defined and includes the Face Amount of the Policy plus any term insurance agreement amount on the insured's life. We will show you the IPA amount on your Policy data pages.


When you apply for this Policy, you must choose what percentage of the IPA amount is subject to payment as a lump sum, and what percentage is subject to payment in installments. You must also choose the frequency of the installment payments, either monthly or annually that are made during the installment period. You must also choose the installment period, which can be from ten to thirty years. When we issue the Policy, we will tell you the lump sum amount and the amount of each installment payment based upon the Face Amount of the Policy, plus any term insurance. Your election of the length and frequency of installment payments is irrevocable when made on the Application for the Policy.


The number of years for which the Policy Death Benefit proceeds would be paid installment payments is dependent upon the insured's Age on the date of death and is shown on the Policy data pages. You cannot elect to have installment payments made for more than 30 years nor may they extend beyond the Policy Anniversary nearest where the insured would have reached Age 95. The final installment payment may be made at an earlier date if you tell us on the Policy Application.


If you change the Policy Face Amount or the amount of any term insurance, we will automatically increase or decrease the IPA amount accordingly. In addition, if you increase the Policy Face Amount, you may request to change the percentage that will apply to the IPA and the lump sum Death Benefit proceeds. However, it is within our sole discretion to approve any requested change and the insured will be required to provide evidence of good health satisfactory to us. If, at the insured's death, the Death Benefit proceeds are different than those shown on the Policy data pages, the lump sum amount and installment amount will be adjusted proportionately.


If you add the IPA to your Policy and have taken an accelerated Death Benefit, a long term care Agreement benefit, chronic illness benefit payment or a Policy loan, we will reduce the amount of the lump sum payment by the amount of the accelerated death benefit or long term care Agreement benefit taken, and/or the amount of the Policy loan, plus unpaid interest. If the accelerated death benefit, chronic illness benefit payment, long term care Agreement benefit taken and/or Policy loan, plus unpaid interest, reduces the lump sum payment to zero, we will further reduce the installment payment amounts by any remaining accelerated Death Benefit, chronic illness benefit payment, or long term care Agreement benefit taken and/or any remaining Policy loan, plus unpaid interest.


When we receive a claim for Death Benefit proceeds in Good Order, we will send the Beneficiary at the address we have on record a confirmation of the scheduled installment payments. The IPA will not affect the amount of the Death Benefit proceeds payable, it will only impact the manner in which those amounts are paid. We will send the Beneficiary a report each year telling them the amount of installment payments that are considered interest income.

The IPA Agreement is designed to pay installment payments over a ten to thirty year period to a named Beneficiary. If that Beneficiary dies prior to his or her share of the Policy Death Benefit proceeds being paid in full, we will continue the installment payments to a successor Beneficiary, named by the initial Beneficiary. If no successor Beneficiary is named, or if no successor Beneficiary is living at the time of the initial Beneficiary's death, we will pay the installment payments to the estate of the deceased Beneficiary. If there is no named Beneficiary at the Insured's death, we will pay the installment payments to the Owner, or if the Owner and the Insured are the same, to the estate of the Insured.


We may, at our own discretion, assess a lower cost of insurance charge against your Policy Accumulation Value if you elect the IPA. The lower cost of insurance charge is not guaranteed and may change at any time.


This Agreement will terminate on the earlier of:

   (1)   the date when your Policy terminates or is surrendered;

   (2)   the death of the insured; or,

   (3)   the Termination date shown on the Policy data pages.


If the Policy to which the IPA is attached is reinstated in accordance with its provisions, the IPA must also be reinstated provided that the Policy Anniversary nearest the insured's Age 95 has not occurred.


You should consider adding the IPA if you would like your named Beneficiary to receive all or part of the Policy Death Benefit proceeds in installment payments over a period of up to thirty years. When deciding to add the IPA, you should keep in mind that the IPA is irrevocable, payments may be deferred for up to thirty years and interest on the Death Benefit proceeds that are subject to the IPA is set at one percent at issue. Purchasers that desire to maximize the Policy's Accumulation Value may also want to consider adding the IPA because we may, but are not required to, reduce the cost of insurance charges while the insured is alive. There is no charge for the IPA.


Note: Any amounts paid that are in excess of your Accumulation Value under a supplemental benefit are subject to our financial strength and claims paying ability.


Business Continuation Agreement. The Business Continuation Agreement (BCA) is no longer available for Policies issued after August 17, 2018. The BCA guarantees you the right to increase the Face Amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life.


You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional Death Benefit and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA.


The applicant will name the person or persons who will serve as the designated life in the Application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your Application. A designated life may not be changed after the Policy is issued.


The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the Face Amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the Policy

Owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us.


The amount of the coverage layer for each designated life will begin to be phased out at the Policy Anniversary nearest to the insured's Age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured's Age for each Policy Anniversary as shown in the following table:


 Anniversary Nearest
    Insured's Age       Percentage
--------------------   -----------
   Prior to Age 76         100%
        Age 76              80%
        Age 77              60%
        Age 78              40%
        Age 79              20%
        Age 80               0%

At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (Option Period) immediately following the date of the designated life's death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option Period:

   (1)   proof satisfactory to us of the designated life's death; and

   (2)   a completed Application for the new coverage layer.


If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the Beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the Beneficiary of this policy.


If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount.


The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life.


The BCA will terminate at the earliest of the following events:

   (1)   the date the policy is surrendered or terminated; or

   (2)   the date we receive a Written Request to cancel the Agreement; or

   (3)   the date of the death of the insured; or

   (4) the end of the Option Period following the death of the last designated life; or

   (5)   the Policy Anniversary nearest the insured's 80th birthday.


The cost of the insurance charge for any additional coverage layer will be calculated using the insured's Age and underwritten Risk Class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy's Accumulation Value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life.


Any additional coverage layers purchased during an Option Period will continue after the Termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.


Guaranteed Insurability Option for Business. The Guaranteed Insurability Option for Business Agreement (GIOB) is no longer available for Policies issued after August 17, 2018. The GIOB guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured's life on as many as five specified Option Dates without additional underwriting.


You should purchase the GIOB if you believe that future changes in the insured's life (e.g. death of a business partner, increase in business value) will result in your need for additional Death Benefit and you are concerned about the insured's ability to qualify for additional coverage because of the health or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or Face Amounts on the exercise date, you will still pay a charge for the GIOB.


The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the Face Amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the Policy Owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the Policy. The GIOB is only available for insureds between the Ages of eighteen and fifty-two. The Policy Owner may purchase the GIOB at issue subject to underwriting of the insured. After August 22, 2015, the Policy Owner may also add the GIOB after the Policy is issued, subject to underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on;

   (1)   the last available Option Date (described below); or

   (2)   the date the policy is surrendered or terminated; or

   (3)   the date we receive your Written Request to cancel this Agreement; or

   (4)   the date of the insured's death.


The GIOB charge varies based upon the insured's Age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date.

The GIOB guarantees that the Policy Owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by Issue Age. On each available Option Date, the Policy Owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the Age of the insured when the GIOB is issued:


                                                 Option Dates
 Issue Age     22     25     28     31     34     37     40     43     46     49     52     55
 18-21          X      X      X      X      X
 22-24                 X      X      X      X      X
 25-27                        X      X      X      X      X
 28-30                               X      X      X      X      X
 31-33                                      X      X      X      X      X
 34-36                                             X      X      X      X      X
 37-39                                                    X      X      X      X      X
 40-42                                                           X      X      X      X      X
 43-45                                                                  X      X      X      X
 46-48                                                                         X      X      X
 49-51                                                                                X      X
 52                                                                                          X

Example: The Option Dates available for an Insured Age 35 are 37, 40, 43, 46, and 49.


When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance and policy issue charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured's Age and underwritten Risk Class for the Policy at the time the GIOB was issued. If a coverage layer has been added after issuance of the Agreement at a more favorable Risk Class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten Risk Class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy's Accumulation Value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.


The additional coverage layers purchased prior to Termination of the GIOB will continue after Termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.


Premium Deposit Agreement. The Premium Deposit Agreement allows you to send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request.


The Premium Deposit Agreement is available at issue without underwriting and is available after the Policy is issued. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement.


Each year, we will withdraw a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums.


When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works:


The Policy Owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78,776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the withdrawals and interest earned for each Premium payment made from the Premium Deposit Amount:


 Annual Premium     Annual Premium     Amount Withdrawn     Taxable Interest
  Payment Year        to be Paid           from PDA              Earned
----------------   ----------------   ------------------   -----------------
        2          $10,000.00         $9,732.36            $  267.64
        3          $10,000.00         $9,471.88            $  528.12
        4          $10,000.00         $9,218.38            $  781.62
        5          $10,000.00         $8,971.66            $1,028.34
        6          $10,000.00         $8,731.54            $1,268.46
        7          $10,000.00         $8,497.85            $1,502.15
        8          $10,000.00         $8,270.41            $1,729.59
        9          $10,000.00         $8,049.06            $1,950.94
       10          $10,000.00         $7,833.64            $2,166.36

On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = $10,000). The interest of $267.64 will be reported to the Policy Owner as taxable on an IRS Form 1099-INT.


If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy Anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy Anniversary date because the Policy Owner received an interest payment on the Premium Deposit Account money on that date.

If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.


Accelerated Death Benefit for Chronic Illness Agreement. The Accelerated Death Benefit for Chronic Illness Agreement allows you to accelerate Death Benefits by receiving monthly chronic illness benefit payments upon the insured meeting certain eligibility requirements. To be eligible for benefits under this Agreement, the insured must be chronically ill. A chronically ill individual is one who has been certified by a licensed health care practitioner to be: (1) severely cognitively impaired or (2) unable to perform, without substantial assistance, at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is chronically ill during the entire 90-day period. The elimination period has to be satisfied only once while this Agreement is in effect.


The benefits paid under this Agreement are not intended to be "qualified long term care insurance" under federal tax law, and may be taxable to the Owner. See "What are some of the risks of the Policy?" You should consult your tax advisor about the tax impact of purchasing this Agreement.


This Agreement may be added to your Policy at any time after issue, subject to providing us evidence of insurability. We will consider Applications for the Agreement if the insured is chronically ill; however, it is unlikely that the insured's evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See "Statement of Additional Information."


You will select the maximum amount of Chronic Illness Death Benefit Amount that you want when you purchase this Agreement. The Chronic Illness Death Benefit Amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of (i) the Policy Face Amount or (ii) five million dollars. You may also select either a two percent (2%) or four percent (4%) monthly benefit percentage that will be used to calculate your monthly benefit payment.


The monthly charge for the Agreement is calculated by multiplying the monthly rate by the chronic illness Net Amount at Risk and dividing by one thousand. The chronic illness Net Amount at Risk is equal to the greater of i) zero or
ii) an amount that is calculated monthly using the Chronic Illness Death Benefit Amount chosen by you when you purchase the Agreement. Chronic illness Net Amount at Risk is calculated by subtracting a portion of the Accumulation Value from the Chronic Illness Death Benefit Amount. The portion of Accumulation Value for this calculation is found by multiplying the Accumulation Value, as of the date we take the charge, by a fraction, the numerator of which is the Chronic Illness Death Benefit Amount and the denominator is the Policy Face Amount.


If you decrease the Face Amount of the Policy, we may lower the amount of Chronic Illness Death Benefit Amount available under the Agreement. If the Policy's Face Amount after the decrease is less than the Chronic Illness Death Benefit Amount before the face decrease, the Chronic Illness Death Benefit Amount will be equal to the new decreased Face Amount. If you request a partial surrender of your Accumulation Value, the Chronic Illness Death Benefit Amount is set equal to the Chronic Illness Death Benefit Amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the Death Benefit of the Policy (without regard to any Policy loan) after the partial surrender to the Death Benefit of the Policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy Death Benefit is $1,000,000 and the Chronic Illness Death Benefit

Amount is $500,000, a partial surrender of $100,000 would reduce the Chronic Illness Death Benefit Amount to $450,000, which is calculated as follows:
Chronic Illness Death Benefit Amount before partial surrender ($500,000) multiplied by the ratio of the Death Benefit after partial surrender ($900,000) to the Death Benefit before partial surrender ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 = $450,000.


The monthly charge for the Agreement will be affected by changes in the chronic illness Net Amount at Risk. A decrease in the Policy Face Amount will change the chronic illness Net Amount at Risk even if the Chronic Illness Death Benefit Amount does not change because the proportion of the Accumulation Value used to reduce the Chronic Illness Death Benefit Amount to calculate chronic illness Net Amount at Risk will change. For example, if the Policy Face Amount is $1,000,000, the Chronic Illness Death Benefit Amount is $500,000 and the Accumulation Value on the date of the Policy Face Amount reduction is $100,000, the chronic illness Net Amount at Risk is $450,000, calculated as follows:
Chronic Illness Death Benefit Amount ($500,000) minus $50,000, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy Face Value is reduced to $750,000, the new chronic illness Net Amount at Risk will be $433,333, calculated as follows:
Chronic Illness Death Benefit Amount ($500,000) minus $66,667, which is the product of the Accumulation Value ($100,000) and the ratio of the Chronic Illness Death Benefit Amount to the Policy Face Value ($500,000/$750,000), or $100,000 x .66667 = $66,667. The chronic illness Net Amount at Risk will not be impacted upon a partial surrender of the Accumulation Value.


When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. The monthly chronic illness benefit payments will begin once an insured is determined to be eligible to receive benefits. In order to continue receiving benefits, we may require, no more frequently than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The maximum monthly benefit will be the lesser of:

   1. The monthly benefit percentage you chose times the Chronic Illness Death Benefit Amount in effect; or

   2. The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.


You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed; however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the Chronic Illness Death Benefit Amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy Loan Interest exceed the Accumulation Value, we receive a request to cancel this Agreement or the Insured dies.


If you have added the Agreement, when you make a claim and we make a chronic illness benefit payment, we will automatically transfer all of your Policy's Accumulation Value that is in the Fixed Indexed Accounts and the Variable Account to the Guaranteed Interest Account. Transfers of Accumulation Value from the Fixed Indexed Accounts will occur at the end of any applicable Segment Term. You will not be allowed to transfer amounts into either of the Fixed Indexed Accounts or the Variable Account when benefits payments are being made under this Agreement.

Although the allocation of your Accumulation Value in the Fixed Indexed Accounts or Variable Accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.


We will waive the Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against your Accumulation Value. If your Accumulation Value goes to zero while chronic illness benefit payments are being made under this Agreement, we will waive any additional Policy charges. While receiving chronic illness benefit payments, you may not increase the Policy Death Benefit, request a policy loan, partial surrenders from the Policy, or make any other transactions.


When we make a chronic illness benefit payment under this Agreement, we will reduce the amount of the Death Benefit by the monthly payment. We will waive the Policy Transaction Charge for the Death Benefit change made as a result of a benefit payment under this Agreement. We will also reduce the Accumulation Value in proportion to the reduction in the Death Benefit. The Accumulation Value following a chronic illness benefit payment will equal the Accumulation Value immediately prior to the chronic illness benefit payment multiplied by a factor. This factor will equal the Policy Death Benefit (without regard to any outstanding Policy loan) following the payment of a chronic illness benefit payment divided by the Policy Death Benefit (without regard to any outstanding Policy loan) immediately prior to the chronic illness benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.


This Agreement will terminate when i) we have paid the maximum Chronic Illness Death Benefit Amount, ii) the insured is no longer eligible for chronic illness benefit payments, iii) the Policy terminates due to the loan balance exceeding the Accumulation Value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by Written Request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in Accumulation Value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy Anniversary. See "Termination" and "Partial Surrender."


Other Matters


Federal Tax Status

Introduction. The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.


Taxation of Minnesota Life and the Individual Variable Universal Life Account.
 We are taxed as a "life insurance company" under the Code. The operations of the Variable Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Account or on capital gains arising from the Variable Account's activities. The Variable Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Account for any federal, state or local taxes that we incur that may be attributable to such Variable Account or to the Policies. However, we reserve the right in the future to make a charge for any such tax or other economic burden resulting from the Application of the tax laws that we determine to be properly attributable to the Variable Account or the Policies.


In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract Owners are not the Owners of the assets generating those benefits.


Tax Status of the Policy. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on a standard rate class basis (other than those with a Cash Extra Charge) should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or with a Cash Extra Charge and it is not clear whether such policies will in all cases satisfy the applicable requirements. If a Policy were determined not to be a life insurance contract for federal income tax purposes, that Policy would not provide most of the tax advantages normally provided by a life insurance contract. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.


In some circumstances, Owners of life insurance contracts who retain excessive control over the investment of underlying assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the Owners of the underlying assets.


In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Account, through the Funds and the Portfolios, will satisfy these diversification requirements.


Diversification of Investments. Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of the Securian Funds Trust in which the Variable Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract Owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Account to be deemed to be "adequately diversified."


Owner Control. In certain circumstances, Owners of variable life policies may be considered the Owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract Owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or Agreement between the Policy Owner and the insurance company regarding the availability of a particular investment option and other than the Policy Owner's right to allocate premiums and transfer funds among the available Sub-Accounts, all investment decisions concerning the Sub-Accounts were made by the insurance company or an advisor in its sole and absolute discretion.


The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the Ownership rights of a contract Owner under the contract will not result in any contract Owner being treated as the Owner of the assets of the Variable Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such Ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract Owner from being considered the Owner of a pro rata share of the assets of the Variable Account.


The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


Tax Treatment of Policy Benefits

General. We believe that the Death Benefit under a Policy should generally be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of Ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary. A tax adviser should be consulted on these consequences.


Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."


Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as MECs, with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general, however, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy Years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.


Distributions Other Than Death Benefits from Modified Endowment Contracts.
 Policies classified as MECs are subject to the following tax rules:

   1. All distributions other than Death Benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

   2. Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

   3. A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained Age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's Beneficiary or designated Beneficiary.


If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.


Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than Death Benefits from a Policy that is not classified as a MEC are generally treated first as a recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.


Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with fixed interest rate Policy loans after your Policy has been in force for ten years or more are less clear and a tax adviser should be consulted about such loans.


While we believe that distributions and Policy loans made under the terms of the Guaranteed Income Agreement will generally not be taxed to the Owner, the IRS or the courts could reach a different result. Owners that have added the GIA should consult a tax advisor regarding the tax treatment of distributions and loans under the GIA.


Finally, the 10 percent additional income tax does not apply to distributions or loans from or secured by a Policy that is not a MEC.

Investment in the Policy. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.


Settlement Options. Even if the Death Benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the Death Benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. If you have added the IPA to your Policy, a portion of the installment payments under the IPA will be treated as taxable interest income to the Beneficiary. If you have added the IPA to your Policy, a portion of the installment payments under the IPA will be treated as taxable interest income to the Beneficiary. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.


Multiple Policies. Under the Code, all MECs issued by us (or an affiliated company) to the same Policy Owner during any calendar year will be treated as one MEC for purposes of determining the amount includable in gross income under
Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.


Policy Loans. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or terminated, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.


Surrender. A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the Face Amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.


Reinstatements. You may have adverse tax consequences if you request that we reinstate your Policy after it has terminated with no Accumulation Value or for non-payment of premiums. For example, reinstatements that occur more than ninety days after a Policy terminates with no Accumulation Value or for non-payment of premium could automatically be classified as a MEC. You should consult your tax advisor before you reinstate your Policy.


Overloan Protection Agreement. Anyone contemplating the purchase of the Policy with the Overloan Protection Agreement should be aware that the tax consequences of the Overloan Protection Agreement have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Agreement is exercised. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Agreement.

Long Term Care Agreement. We believe the LTC Agreement qualifies as long term care insurance under the Code, however, you should be aware that the tax treatment of long term care benefits is uncertain. The IRS could assert that a portion or all of the long term care benefits could be taxable to the Owner of the Policy when those benefits are paid. You should consult a tax advisor regarding the tax risks associated with benefit payments from the LTC Agreement.


Guaranteed Income Agreement. We believe that the Policy will continue to qualify as life insurance under the Code after the GIA exercise effective date and that distributions and Policy loans made under the terms of the GIA will generally not be taxed to the Owner. However, the IRS or the courts could reach a different result. In addition, Policy loans that are used to make GIA benefit payments will have a net interest rate charge of .10 percent. We do not believe that these types of wash loan provisions are taxable Policy distributions; however, their tax treatment is uncertain and the IRS or the courts could reach a different conclusion. Owners that have added the GIA should consult a tax advisor regarding the tax treatment of distributions and loans under the GIA.


Withholding. To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.


Other Transactions. Changing the Policy Owner may have tax consequences. Pursuant to Section 1035(a)(1) of the Code, exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a MEC. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.


Business Uses of Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split-dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.


Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. In particular, Section 101(j) of the Code added in 2006, denies the tax-free treatment of Death Benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain Beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability to the proposed purchase.


If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a Beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an Owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a Beneficiary of a Policy.

Split-Dollar Arrangements. A tax adviser should be consulted with respect to the split-dollar regulations if you have purchased or are considering the purchase of a Policy for a split-dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.


Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.


Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.


Estate, Gift and Generation-Skipping Transfer Taxes. The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of Ownership at death nor had given up Ownership within three years before death.


Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance Policy is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.


Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy Ownership and distributions under federal, state and local law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how Ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.



Tax Cuts and Jobs Act. The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change estate and gift tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.



For 2019, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,400,000 and 40%, respectively.


The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.


Tax Shelter Regulations. Prospective Owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.


Medicare Tax on Investment Income. Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.


Life Insurance Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.
 Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


Voting Rights

We will vote the Fund shares held in the various Sub-Accounts of the Variable Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's Accumulation Value in a Sub-Account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. We will vote Fund shares held by the Variable Account as to which no instructions are received in proportion to the voting instructions which are received from Policy Owners with respect to all policies participating in the Variable Account. Proportional voting may result in a small number of Policy Owners determining the outcome of the vote.


We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only:

   o if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of Policy Owners, or

   o if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.


In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report or through a special notice.


Compensation Paid for the Sale of Policies

Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell the Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives, which is described in more detail below. Securian Financial may also receive compensation from an underlying Fund or its affiliates as described in more detail in the "Payments Made by Underlying Mutual Funds" section of this prospectus. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy charges described elsewhere in this prospectus.


Payments to Registered Representatives of Securian Financial. Except for Policies with the Early Values Agreement ("EVA"), commissions to registered representatives of Securian Financial on the sale of Policies include:

   o Up to 62.1 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the Age, Gender and Risk Class of the insured and Face Amount of the insurance for the Policy.

     o Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.

   o We will also pay up to 3.24 percent on all premiums (up to the target premium) paid in years three through ten.

   o On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through ten and .81 percent in Policy Years 11 and greater.


For Policies issued prior to January 30, 2015 and that have the EVA, we pay commissions up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy) and up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. All other compensation is the same as on Policies without EVA.


For Policies issued after January 30, 2015 and that have the EVA, commissions to registered representatives of Securian Financial on the sale of Policies include:

   o Up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the Age, Gender and Risk Class of the insured and Face Amount of the insurance for the Policy. If the target premium is less than $20,000 we pay up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 7.29 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 5.94 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.

   o Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.

   o Up to 3.24 percent on all premiums (up to the target premium) paid in years three through five.

   o Up to 2.97 percent on all premiums (up to the target premium) paid in years six through ten.

   o On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through five, 1.35 percent in Policy Years six through ten, and .54 percent in Policy Years 11 and greater.

   o We will also pay additional compensation up to .054 percent of the Accumulation Value (net of policy loan) in Policy Years six and later.


In addition, based uniformly on the sales of all insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, insurance benefits, and other benefits, including occasional entertainment, based on their contract with us.


We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.


Payments to Broker-Dealers. We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker- dealers pay their registered representatives all or a portion of the commissions received for their sales of the Policy. We may also pay other broker-dealers amounts to compensate them for training and education meetings for their registered representatives.


Additional Compensation. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter in distribution relationships with selected selling broker dealers where we may pay additional compensation in the form of marketing allowances, introduction fees and persistency fees (sometimes called "revenue sharing"). These additional compensation arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Policies, payments for introductions to life insurance producers, providing conferences or seminars, providing sales or training programs for life insurance producers and other employees, payments to assist a selling broker dealer in connection with marketing the Policies or other support services provided to the life insurance producers selling the Policies. The payments vary in amount and may depend upon the selling broker dealer meeting certain cumulative premium thresholds for the sales of our Policies.


These arrangements may not be applicable to all selling broker dealers, and the terms of such arrangements may differ between selling broker dealers. Additional information on special compensation arrangements involving selling firms may be found in the Statement of Additional Information, which is available upon request. You may also ask your sales representative and the selling broker dealer for additional information about compensation they may receive in connection with your purchase of a Policy. Any such compensation, which may be significant at times, will not result in any additional direct Policy charges to you by us.


All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

Cybersecurity

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect our and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.


Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Individual Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Individual Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Individual Variable Universal Life Account.


Financial Statements

The financial statements of the Minnesota Life Individual Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-643-5728 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.


Registration Statement

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Individual

Variable Universal Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

Page 102

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about the Variable Account and the Policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of Death Benefits, cash Surrender Values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-643-5728 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.



Information about the Variable Account (including the Statement of Additional Information) can be reviewed at the SEC's website, http://www.sec.gov. You can also call the SEC at 1-202-551-8090.



The table of contents for the Statement of Additional Information is as follows:


        General Information and History
        Services
        Additional Information
        Underwriters
        Underwriting Procedures
        Face Amount Increases
        Settlement Options
        Illustrations
        Experts
        Financial Statements
        Other Information


Investment Company Act No. 811-22093

                                                                        Page 103

Appendix -- Glossary

Accumulation Value: The sum of the Values under the Policy in the Minnesota Life Individual Variable Universal Life Account, the Guaranteed Interest Account, the Fixed Indexed Accounts, the Interim Account and the Fixed Loan Account.


Age: The Issue Age plus the number of complete Policy Years elapsed.


Agreement: Any benefit, other than the base Policy, made a part of this Policy.


Application: The form completed by the proposed insured and/or proposed Owner when applying for coverage under the Policy. This includes any:

     o amendments or endorsements;

  o supplemental Applications; or

  o reinstatement Applications.


Beneficiary(ies): The person(s) so named in the Application, unless later changed, to whom any Death Benefit is payable upon the death of an insured, subject to the conditions and provisions of the Policy.


Code: The U.S. Internal Revenue Code of 1986, as amended.


Death Benefit: The amount payable to the Beneficiary upon the death of the insured, according to the conditions and provisions of the Policy.


Face Amount: The amount we use in determining the insurance coverage of an insured's life.


Fixed Indexed Account: A Fixed Indexed Account is part of our General Account. We may credit Index Credits to your Accumulation Value allocated to Segments in the Fixed Indexed Accounts based in part on the investment performance of the underlying Index, subject to any Growth Cap and Participation Rate. We make available five Fixed Indexed Account options under the Policy, Indexed Account A, Indexed Account B, Indexed Account G, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account.


Fixed Loan Account: Part of our General Account where we transfer amounts from the Minnesota Life Individual Variable Universal Life Account, the Guaranteed Interest Account and the Fixed Indexed Accounts as collateral for fixed interest rate Policy loans.


Free Look Period: The period during which you may examine and return the Policy to us at our Home Office and receive a refund.


Fund: An open-end diversified management investment company or unit investment trust in which the Minnesota Life Individual Variable Universal Life Account invests.


General Account: All assets of the Minnesota Life Insurance Company other than those in the Minnesota Life Individual Variable Universal Life Account or other separate accounts established by us.


Good Order: This means the actual receipt by us of the instructions relating to a transaction in writing or when appropriate by telephone or the internet along with all completed forms, documents, information and supporting legal documentations (including any required consents) we require in order to effect the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We reserve the right to change our requirements for what constitutes Good Order and which documents and forms are required in order for us to complete a transaction request.


                                      A-1

Grace Period: A 61-day period after which a Policy will terminate if you do not make a sufficient payment.


Growth Cap: The Growth Cap is the maximum growth rate for a Segment that is used to determine the amount of any Index Credit for the Segment.


Guaranteed Interest Account: The Guaranteed Interest Account is part of our General Account. We credit Accumulation Value in the Guaranteed Interest Account with a fixed rate of interest guaranteed to be no less than 2 percent annually.


Home Office: Our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500.


Index: For Indexed Account A, Indexed Account B, Optimizer 1 Indexed Account and Optimizer 2 Indexed Account, Index refers to Standard & Poor's 500(R) Composite Stock Price Index excluding dividends. For Indexed Account G, Index refers to Standard and Poor's 500(R) Low Volatility Index excluding dividends.


Index Credit: The amount of interest we may credit for an Index Credit Term to your Accumulation Value allocated to a Segment. The amount of an Index Credit is determined by reference to the investment performance of the underlying Index over the Index Credit Term, subject to certain conditions, including any Growth Cap and Participation Rate.


Index Credit Term: The time period over which changes in the underlying indices of a Segment are measured for purposes of calculating the Index Credit for that Segment. Currently, all Index Credit Terms and Segments have durations of one year.


Initial Face Amount: The Face Amount on the Policy Date.


Initial Minimum Premium: The amount of premium required to put the Policy in force. The Initial Minimum Premium is the monthly Initial Minimum Premium shown on the Policy data pages multiplied by three (3) months plus the number of complete months from the Policy Date to the date of payment.


Issue Age: The insured's age at nearest birthday as of the Policy Date.


Interim Account: The Interim Account is part of our General Account and contains Net Premiums and Accumulation Value transferred from the Guaranteed Interest Account and the Variable Account that you have directed us to place in a Fixed Indexed Account. On each Interim Account Transfer Date, we transfer Accumulation Value in the Interim Account to the Fixed Indexed Accounts according to your allocation instructions.


Interim Account Transfer Date: The third Friday of each month, which is the date we transfer your Accumulation Value in the Interim Account, including interest credited on amounts in the Interim Account, to a Fixed Indexed Account according to your allocation instructions.


MEC: A modified endowment contract, as defined under the Code.


Net Amount at Risk: The value equal to the Death Benefit as of the most recent monthly Policy Anniversary divided by the Net Amount at Risk divisor (as shown on the Policy data pages), and reduced by the Policy Accumulation Value at the beginning of the Policy month, before deduction of the current month's Cost of Insurance Charge.


Net Premium: The amount of premium after the Premium Charge has been deducted.


Owner (you, your): The person named in the Application as the Owner, unless later changed.


Participation Rate: A percentage of the growth rate for a Segment used to determine the amount of any Index Credit for the Segment at the end of the Segment Term.


                                      A-2

Planned Premium: The amount of premium you plan to pay for the Policy on a periodic basis. Planned Premiums serve as the basis for premium payment reminder notices. Payment of Planned Premiums may not necessarily keep the Policy in force.


Policy Anniversary: The same day and month as your Policy Date for each succeeding year your Policy remains in force. A monthly Policy Anniversary is the same day as your Policy Date for each succeeding month your Policy remains in force.


Policy Date: The date shown on the Policy data pages, which is the date from which we determine Policy Anniversaries, Policy Years, and monthly Policy Anniversaries.


Policy Loan Interest: The amount of interest we charge you on any outstanding Policy loan balance under your Policy.


Policy Year: A year that starts on the Policy Date or on a Policy Anniversary.


Portfolio: A separate investment Portfolio of a Fund. Each Sub-Account invests exclusively in one Portfolio of a Fund.


Risk Class: The classification of the insured, based on the Underwriting Class combined with the Tobacco Class.


SEC: The Securities and Exchange Commission, a United States government agency.


Segment: A Segment is part of a Fixed Indexed Account and is created by the allocation of Net Premium, transfer of Accumulation Value from the Interim Account or rollover of Accumulation Value from a prior Segment. We may credit an Index Credit to your Accumulation Value allocated to a Segment based in part on the investment performance of the underlying Index, subject to any Growth Cap and Participation Rate.


Segment Date: The Segment Date is the date a Segment is created. Segment years, Segment anniversaries, and Segment terms are all measured from that date.


Sub-Account: A subdivision of the Minnesota Life Individual Variable Universal Life Account. We invest each Sub-Account's assets exclusively in shares of one Portfolio.


Surrender Value: The amount available to you when your Policy is surrendered or terminates. The Surrender Value equals the Accumulation Value, less any unpaid policy charges, any outstanding Policy loan, and unpaid Policy Loan Interest and any applicable Surrender Charge.


Termination: When your Policy terminates without value after a Grace Period. You may reinstate a terminated Policy, subject to certain conditions.


Tobacco Class: Based on the tobacco use habits of the insured, with the insured designated as either "tobacco" or "non-tobacco."


Underwriting Class: The classification of the insured based upon the level of mortality risk that we assume.


Unit: A measure of your interest in a Sub-Account of the Minnesota Life Individual Variable Universal Life Account.


Unit Values: The value of a Sub-Account Unit that is multiplied by the number of Units in the Sub-Account to determine the Sub-Account value. The Unit Value is calculated as of the end of a Valuation Date by multiplying its value on the preceding Valuation Date by the investment factor determined for that Sub-Account.


                                      A-3

Unit Value Credit: A credit we may provide which is used in the determination of the net investment factor for each Sub-Account.


Valuation Date: A Valuation Date is any date on which the New York Stock Exchange ("NYSE") is open for trading, except for any days specified in the prospectus for the Policy and any day the Portfolio corresponding to a Sub-Account does not value its shares. A Valuation Date ends at the close of trading on the NYSE for that day.


Variable Account: The Minnesota Life Individual Variable Universal Life
Account.



Written Request: A request in writing signed by you. We may require that your Policy be sent in with a Written Request.

                      STATEMENT OF ADDITIONAL INFORMATION


                        MINNESOTA LIFE INSURANCE COMPANY
                            400 Robert Street North
                          Saint Paul, Minnesota 55101


           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT



                PREMIER VARIABLE UNIVERSAL LIFE INSURANCE POLICY



This Statement of Additional Information contains additional information to the prospectus for the variable universal life insurance policy (the "Policy") offered by Minnesota Life Insurance Company ("Minnesota Life"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectus for the Policy and the prospectuses for the investment options. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the prospectus. You may obtain a copy of the prospectus by calling Minnesota Life Insurance Company at 1-800-643-5728, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101.



                                  May 1, 2019

TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY
SERVICES
ADDITIONAL INFORMATION
UNDERWRITERS
UNDERWRITING PROCEDURES
FACE AMOUNT INCREASES
SETTLEMENT OPTIONS
ILLUSTRATIONS
EXPERTS
FINANCIAL STATEMENTS
OTHER INFORMATION

Premier VUL
                                       1


General Information and History



We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.


On June 11, 2007, our Board of Directors established a separate account, called the Minnesota Life Individual Variable Universal Life Account ("the Account"), in accordance with certain provisions of the Minnesota insurance law. The Account is registered as a unit investment trust separate account with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Account.


Services


Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company, which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street's performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service.


Additional Information


Assignment. The Policy may be assigned. Any assignment must be in writing and filed at our Home Office. You may assign this policy by forwarding to us a Written Request in Good Order in advance of such assignment. We reserve the right, except to the extent prohibited by applicable state law or regulation or by the action of the appropriate state regulatory authority, or any agency or officer performing like functions of the applicable State, to require that assignment will be effective only upon our acceptance, and to refuse assignments at any time on a non-discriminatory basis. No assignment applies to any action we take before receiving your Written Request. We assume no responsibility for the validity or effect of any assignment of the


Premier VUL
                                       2

Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.


Misstatement of Age or Gender. If the insured's Age or gender has been misstated, we will adjust the proceeds payable under the Policy based on what the last monthly charges would have purchased at the correct Age or gender.


Incontestability. After a Policy has been in force during the insured's lifetime for two years from the original Policy Date, we may not contest the Policy, except in the case of fraud. However, if there has been a policy change or reinstatement for which we required evidence of insurability, we may contest that policy change or reinstatement for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy change or reinstatement.


Suicide. If the insured, whether sane or insane, dies by suicide, within two years of the original Policy Date, our liability will be limited to an amount equal to the premiums paid for the Policy less any policy loan, unpaid loan interest and partial surrenders. If there has been a policy change or reinstatement for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy change or reinstatement, our liability with respect to the policy change or reinstatement will be limited to an amount equal to the portion of the monthly charges associated with that policy change or reinstatement.


Reports. At least once each year we will send you a report. This report will include the Accumulation Value, the Face Amount and the Death Benefit as of the date of the report. It will also show the premiums paid during the Policy Year and policy loan activity. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.


Underwriters


The Policies are sold in a continuous offering by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling Agreements with Securian Financial. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.



Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"). Securian Financial was incorporated in 1984 under the laws of the State of Minnesota.



Premier VUL
                                       3

Payments to Registered Representatives of Securian Financial. Except for Policies with the Early Values Agreement ("EVA"), commissions to registered representatives of Securian Financial on the sale of Policies include:


   o Up to 62.1 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the Age, Gender and Risk Class of the insured and Face Amount of the insurance for the Policy.


   o Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.


   o We will also pay up to 3.24 percent on all premiums (up to the target premium) paid in years three through ten.


   o On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through ten and .81 percent in Policy Years 11 and greater.


For Policies issued prior to January 30, 2015 and that have the EVA, we pay commissions up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy) and up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. All other compensation is the same as on Policies without EVA.


For Policies issued after January 30, 2015 and that have the EVA, commissions to registered representatives of Securian Financial on the sale of Policies include:


   o Up to 20.0 percent of gross premium paid in the first twenty four months after the Policy is issued (initial commissions), however, we will limit the amount of gross premium on which we will pay initial commissions to an annual target premium we establish based upon the Age, Gender and Risk Class of the insured and Face Amount of the insurance for the Policy. If the target premium is less than $20,000 we pay up to 10.53 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 7.29 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 5.94 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.


   o Up to 3.24 percent of the gross premium paid between the twelfth and twenty fourth months (up to the target premium for gross premiums paid between the twelfth and twenty fourth months), however, gross premium that counts toward initial commissions will not be counted for this portion of the commission.


Premier VUL
                                       4

   o Up to 3.24 percent on all premiums (up to the target premium) paid in years three through five.


   o Up to 2.97 percent on all premiums (up to the target premium) paid in years six through ten.


   o On premiums received in excess of the target premium we will pay commissions up to 1.89 percent in Policy Years one through five, 1.35 percent in Policy Years six through ten, and .54 percent in Policy Years 11 and greater.


   o We will also pay additional compensation up to .054 percent of the Accumulation Value (net of policy loan) in Policy Years six and later.


In addition, based uniformly on the sales of all insurance policies by registered representatives of Securian Financial, we and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, insurance benefits, and other benefits, including occasional entertainment, based on their contract with us.


We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.


Sales by Unaffiliated Broker Dealers. We pay compensation to affiliated and unaffiliated broker-dealers for the sale of the Policies. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.


Amounts paid by Minnesota Life to the underwriters of the Policies during 2018, 2017, and 2016, were $13,825,797, $15,659,257, and $16,635,387, respectively, which include amounts paid for other contracts issued through the Individual Variable Universal Life Account.


Underwriting Procedures


We require proof of insurability for policy issue and all policy changes resulting in an increase in Face Amount or other changes that result in an increase in the Net Amount at Risk under the Policy. Proof of insurability and classification for cost of insurance charges are determined by


Premier VUL
                                       5

our underwriting rules and procedures which utilize factors such as Age, gender, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for Face Amount increases pursuant to an additional benefit Agreement.


The basis for the mortality charges guaranteed in the Policies are determined by the gender, tobacco habits, and Age of each insured and are based on the 2001 Commissioners Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.


Face Amount Increases


When a Policy Face Amount increase is effective, we will assess the Policy Issue Charge, the Cost of Insurance on the Face Increase amount as well as any applicable Agreement charges that are based upon the increased Net Amount at Risk.


In addition, for any Policy Face Amount increase, we will allocate Accumulation Value to the base Policy Face Amount and the increased Face Amount in the following manner:


Step 1. We allocate Accumulation Value to the base Policy Face Amount first. We will allocate Accumulation Value to the base Policy Face Amount to the extent it does not exceed the Application IRC Section 7702 corridor factor. If the guideline premium test applies, then the corridor factor is the published value in IRC Section 7702(d)(2). If the cash value accumulation test applies, then the corridor factor is 1 divided by the net single premium (1/NSP).


Once we have allocated Accumulation Value to the base Policy Face Amount, we will use the same factors to allocate to the additional coverage layers, beginning with the first coverage layer issued. We will use the same methodology, allocating up to the IRC Section 7702 limits, for each coverage layer. If we allocate Accumulation Value to all of the coverage layers and Accumulation has not been completely allocated, we will proceed to Step 2.


Step 2. In this step, the allocation of any remaining Accumulation Value depends on the Death Benefit option chosen by the Policy Owner.


   o  If the Death Benefit option is Level, we apply any remaining
      Accumulation Value to the last (most recently added) coverage layer. Note that this layer would be the "worst" Underwriting Class. Thus by allocating all the excess to this layer, the Policy Owner would have the lowest Cost of Insurance charge.


   o If the Death Benefit option is the Increasing Option, we cycle through the coverage layers again, in order, and fill up each of the coverage layers to the point where we would otherwise need to increase the Death Benefit to satisfy the minimum IRC Section 7702 requirements. If, after cycling through all coverage layers, there is still Accumulation Value remaining, we allocate the remaining amount to the last coverage layer.


Premier VUL
                                       6

Settlement Options


The proceeds of the Policy are payable upon surrender, or upon our receipt of satisfactory proof of the insured's death while the Policy is in force. We will pay the proceeds in a lump sum unless a settlement option has been selected. We will deduct any outstanding policy loan, any accrued loan interest and unpaid monthly charges from the proceeds we pay. Proof of any claim under this Policy must be submitted in writing to our Home Office.


We will pay interest on any Death Benefit proceeds payable if payment is to be made in a lump sum. Interest will accrue on the Death Benefit proceeds payable from the date of the insured's death until the date of payment. Interest will be credited at a rate which we shall determine in our discretion. Such credited interest will never be less than a 3 percent annual rate.


You may, during the lifetime of the insured, request that we pay the proceeds of the Policy under one of the settlement options described below. We may also offer other methods of payment that are agreeable to both you and us. A settlement option may be selected only if payments are to be made to a natural person in that person's own right.


The addition of certain Agreements, such as the Income Protection Agreement and the Guaranteed Income Agreement, will impact the Policy settlement options or the amount of Death Proceeds available for a settlement option. The Income Protection Agreement changes the percentage of Death Proceeds that are available for the Policy's settlement options, while the Guaranteed Income Agreement, when exercised, will reduce the amount of Death Proceeds that are available for settlement options. Please see "Supplemental Agreements-Income Protection Agreement and Guaranteed Income Agreement" for more information about those Agreements.


During the lifetime of the insured, you may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our General Account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors. We receive a benefit from amounts left in the Benefit Account. We pay interest on proceeds held in the Benefit Account as required by state law. Any interest paid on proceeds in the Benefit Account is currently taxable.


Each settlement option described below is payable only in fixed amounts. The payments do not vary with the investment performance of the Account.


      Option 1 - Interest Payments


      We will pay interest on the proceeds at such times and for such period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At


Premier VUL
                                       7

      the end of the period, any remaining proceeds will be paid in either a lump sum or under any other method we approve.


      Option 2 - Payments for a Specified Period


      We will make payments for a specified number of years.


      Option 3 - Life Income


      We will make payments monthly during the lifetime of a payee, terminating with the last monthly payment immediately preceding the payee's death. We may require proof of the payee's Age and gender. Monthly payments can be guaranteed for 5, 10 or 20 years.


      Option 4 - Payments of a Specified Amount


      We will pay a specified amount until the proceeds and interest thereto are fully paid.


If you request a settlement option, you will be asked to sign an Agreement covering the settlement option which will state the terms and conditions of the payments. Unless you specify otherwise, the Beneficiary may select a settlement option after the insured's death.


The minimum rate of interest we will credit under any settlement option is a 1 percent annual rate of interest. We may, in our sole discretion, credit higher rates of interest on monies held by us in our General Account which are to be paid under a settlement option.


Illustrations


Personalized illustrations provide you with a hypothetical projection of future policy values based upon your Age, sex, Risk Class, premiums paid and Death Benefit chosen. You may obtain personalized illustrations from your advisor showing how a policy might perform based upon different assumptions.


Experts


Actuarial matters included in the prospectus have been examined by Robert J. Ehren, Senior Vice President.


Financial Statements



The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Minnesota Life Individual Variable Universal Life Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG



Premier VUL
                                       8


LLP's report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP's report states that the Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.



Other Information


A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.


Premier VUL

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                               December 31, 2018

     (With Report of Independent Registered Public Accounting Firm Thereon)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements
                               December 31, 2018

                               TABLE OF CONTENTS

                                                                          PAGE

Report of Independent Registered Public Accounting Firm                      1
Statements  of  Assets, Liabilities, and  Policy Owners' Equity              4
Statements of Operations                                                    15
Statements of Changes in Net Assets                                         27
Notes to Financial Statements                                               39

[KPMG LOGO]   KPMG LLP
              4200 Wells Fargo Center
              90 South Seventh Street
              Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of the Minnesota Life Individual Variable Universal Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise the Minnesota Life Individual Variable Universal Life Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                    /S/ KPMG LLP

We have served as the Separate Account's auditor since 2008.

Minneapolis, Minnesota
March 29, 2019

                                                                        APPENDIX

Statement of assets, liabilities, and policy owners' equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

  AB VPS Dynamic Asset Allocation Portfolio - Class B Shares
  AB VPS International Value Portfolio - Class A Shares
  American Funds(R) IS International Fund - Class 1 Shares
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class
  Fidelity(R) VIP Mid Cap Portfolio - Initial Class
  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 1 Invesco V.I. American Value Fund - Series I Shares
  Ivy VIP - Asset Strategy Class II (1)
  Ivy VIP - Balanced Class II (1)
  Ivy VIP - Core Equity Class II (1)
  Ivy VIP - Corporate Bond Class II (1)
  Ivy VIP - Energy Class II (1)
  Ivy VIP - Global Bond Class II (1)
  Ivy VIP - Global Equity Income Class II (1)
  Ivy VIP - Global Growth Class II (1)
  Ivy VIP - Government Money Market Class II (1)
  Ivy VIP - Growth Class II (1)
  Ivy VIP - High Income Class II (1)
  Ivy VIP - International Core Equity Class II (1)
  Ivy VIP - Limited-Term Bond Class II (1)
  Ivy VIP - Mid Cap Growth Class II (1)
  Ivy VIP - Natural Resources Class II (1)
  Ivy VIP - Pathfinder Aggressive Class II (1)
  Ivy VIP - Pathfinder Conservative Class II (1)
  Ivy VIP - Pathfinder Moderate Class II (1)
  Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)
  Ivy VIP - Pathfinder Moderately Aggressive Class II (1)
  Ivy VIP - Pathfinder Moderately Conservative Class II (1)
  Ivy VIP - Science and Technology Class II (1)
  Ivy VIP - Securian Real Estate Securities Class II (1)
  Ivy VIP - Small Cap Core Class II (1)
  Ivy VIP - Small Cap Growth Class II (1)
  Ivy VIP - Value Class II (1)
  Janus Aspen Series - Janus Henderson Overseas Portfolio - Institutional
    Shares (1)
  Janus Aspen Series - Janus Henderson Research Portfolio - Institutional
    Shares (1)
  MFS(R) VIT II - International Value Portfolio - Initial Class
  Morgan Stanley Variable Insurance Fund - Morgan Stanley VIF
  Emerging Markets Equity Portfolio - Class II Shares (1)
  Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares Northern Lights VT - TOPS(R) Managed Risk Flex ETF Portfolio
  PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class
    Shares
  Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (1)
  Securian Funds Trust - SFT Dynamic Managed Volatility Fund (1)
  Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1 Shares (1) Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (1)
  Securian Funds Trust - SFT International Bond Fund - Class 1 Shares (1) Securian Funds Trust - SFT Ivy(SM) Growth Fund
  Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
  Securian Funds Trust - SFT Managed Volatility Equity Fund (1)
  Securian Funds Trust - SFT Real Estate Securities Fund - Class 1 Shares (1) Securian Funds Trust - T. Rowe Price Value Fund
  Securian Funds Trust - Wellington Core Equity Fund - Class 1 Shares (1) Vanguard(R) Variable Insurance Fund Balanced Portfolio
  Vanguard(R) Variable Insurance Fund Capital Growth Portfolio
  Vanguard(R) Variable Insurance Fund Diversified Value Portfolio
  Vanguard(R) Variable Insurance Fund Equity Income Portfolio
  Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio
  Vanguard(R) Variable Insurance Fund International Portfolio
  Vanguard(R) Variable Insurance Fund Money Market Portfolio
  Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade Portfolio Vanguard(R) Variable Insurance Fund Small Company Growth Portfolio Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio
  Vanguard(R) Variable Insurance Fund Total Stock Market Index Portfolio

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                                                                        APPENDIX

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

    Ivy VIP - Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

  Securian Funds Trust - SFT Mortgage Securities Fund - Class 1 Shares (1)

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                    AB VPS                                           FIDELITY VIP                        FRANKLIN
                                  DYNASSTALL       AB VPS INTL       AMER FUNDS        EQUITY-        FIDELITY VIP     SMALL CP VAL
                                     CL B            VAL CL A       IS INTL CL 1      INCOME IC        MID CAP IC        VIP CL 1
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    6,011,244          506,252          376,080        3,142,872        3,440,327        5,667,391
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments           3,309               --            2,767            2,906            4,408              491
Receivable for investments sold              --               --               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       6,014,553          506,252          378,847        3,145,778        3,444,735        5,667,882
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --               --               --
Payable for investments
   purchased                              3,309               --            2,767            2,906            4,408              491
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                      3,309               --            2,767            2,906            4,408              491
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    6,011,244          506,252          376,080        3,142,872        3,440,327        5,667,391
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    6,011,244          506,252          376,080        3,142,872        3,440,327        5,667,391

   Investment shares                    508,566           40,893           21,296          154,289          113,956          374,332
   Investments at cost           $    6,138,114          580,452          457,921        3,391,700        3,905,350        7,159,829

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                  INVESCO VI         IVY VIP                                            IVY VIP
                                   AMERICAN           ASSET            IVY VIP       IVY VIP CORE      CORPORATE         IVY VIP
                                    VALUE I       STRATEGY CL II   BALANCED CL II    EQUITY CL II      BOND CL II      ENERGY CL II
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $       84,902        7,845,797          398,804        2,565,189          576,000          232,391
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments               1              455               19              192               --                9
Receivable for investments sold              --               --               --               --              135               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                          84,903        7,846,252          398,823        2,565,381          576,135          232,400
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --              135               --
Payable for investments
   purchased                                  1              455               19              192               --                9
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                          1              455               19              192              135                9
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $       84,902        7,845,797          398,804        2,565,189          576,000          232,391
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $       84,902        7,845,797          398,804        2,565,189          576,000          232,391

   Investment shares                      6,126          946,212           53,493          237,474          112,226           60,121
   Investments at cost           $      109,775        8,455,328          439,763        2,737,193          601,808          351,057

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                    IVY VIP          IVY VIP           IVY VIP          IVY VIP                           IVY VIP
                                  GLOBAL BOND       GLOBAL EQ          GLOBAL         GOVT MONEY        IVY VIP         HIGH INCOME
                                     CL II          INC CL II       GROWTH CL II     MARKET CL II     GROWTH CL II         CL II
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $      116,076          543,986          961,002           42,430        2,854,942        1,029,140
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments              --               20               74               --           11,278               --
Receivable for investments sold             105               --               --               31               --               24
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                         116,181          544,006          961,076           42,461        2,866,220        1,029,164
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges            105               --               --               31               --               24
Payable for investments
   purchased                                 --               20               74               --           11,278               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                        105               20               74               31           11,278               24
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $      116,076          543,986          961,002           42,430        2,854,942        1,029,140
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $      116,076          543,986          961,002           42,430        2,854,942        1,029,140

   Investment shares                     24,145           78,938          110,904           42,430          259,039          308,532
   Investments at cost           $      118,405          635,791        1,009,985           42,430        2,892,177        1,128,479

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                         IVY VIP
                                  IVY VIP INTL       IVY VIP           IVY VIP          IVY VIP          IVY VIP        PATHFINDER
                                  CORE EQUITY      LIMITED-TERM    MID CAP GROWTH     NATURAL RES     PATH MOD MVF      AGGRESSIVE
                                      CL II         BOND CL II          CL II            CL II            CL II            CL II
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    3,014,263          142,487          866,899        1,890,704        5,709,512        4,991,523
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments             873               --              120              106            4,109           24,375
Receivable for investments sold              --              236               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       3,015,136          142,723          867,019        1,890,810        5,713,621        5,015,898
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --              236               --               --               --               --
Payable for investments
   purchased                                873               --              120              106            4,109           24,375
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                        873              236              120              106            4,109           24,375
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    3,014,263          142,487          866,899        1,890,704        5,709,512        4,991,523
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    3,014,263          142,487          866,899        1,890,704        5,709,512        4,991,523

   Investment shares                    205,641           29,466           78,301          533,299        1,070,500        1,084,454
   Investments at cost           $    3,412,554          144,244          811,374        2,328,900        5,911,698        5,520,101

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                     IVY VIP         IVY VIP          IVY VIP          IVY VIP
                                    PATHFINDER      PATHFINDER       PATHFINDER       PATHFINDER         IVY VIP          IVY VIP
                                     CONSERV         MOD AGGR         MOD CONS         MODERATE      SCIENCE & TECH     SECURIAN RE
                                      CL II            CL II            CL II            CL II            CL II          SEC CL II
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $      196,342        9,201,672          608,714        3,599,863        3,845,813          391,077
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments               7            1,143               22              133              489               14
Receivable for investments sold              --               --               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                         196,349        9,202,815          608,736        3,599,996        3,846,302          391,091
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --               --               --
Payable for investments
   purchased                                  7            1,143               22              133              489               14
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                          7            1,143               22              133              489               14
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $      196,342        9,201,672          608,714        3,599,863        3,845,813          391,077
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $      196,342        9,201,672          608,714        3,599,863        3,845,813          391,077

   Investment shares                     40,611        1,846,650          124,288          736,892          176,110           59,240
   Investments at cost           $      198,529       10,147,619          655,202        3,996,806        4,166,936          471,522

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                     IVY VIP         IVY VIP                             JANUS            JANUS
                                    SMALL CAP       SMALL CAP          IVY VIP         HENDERSON        HENDERSON        MFS VIT II
                                   CORE CL II      GROWTH CL II      VALUE CL II      OVERSEAS IS      RESEARCH IS     INTL VALUE IS
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $      505,316        1,190,324          649,825        2,325,010        1,699,577        3,335,593
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments              18               78              124               --               --           23,900
Receivable for investments sold              --               --               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                         505,334        1,190,402          649,949        2,325,010        1,699,577        3,359,493
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --               --               --
Payable for investments
   purchased                                 18               78              124               --               --           23,900
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                         18               78              124               --               --           23,900
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $      505,316        1,190,324          649,825        2,325,010        1,699,577        3,335,593
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $      505,316        1,190,324          649,825        2,325,010        1,699,577        3,335,593

   Investment shares                     37,416          154,942          114,265           87,046           50,433          133,317
   Investments at cost           $      620,249        1,385,079          686,662        2,796,845        1,630,765        3,426,217

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                   MORGSTANLEY      MORNINGSTAR      MORNINGSTAR      MORNINGSTAR                       MORNINGSTAR
                                   VIF EMG MK       AGGR GROWTH       BALANCED       CONSERVATIVE      MORNINGSTAR         INC &
                                     EQ CL 2           ETF I            ETF I            ETF I        GROWTH ETF I     GROWTH ETF I
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    2,800,987       39,540,314       12,560,050        2,102,025       61,213,192        2,398,218
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments           3,211           56,203              646              425            9,354              975
Receivable for investments sold              --               --               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       2,804,198       39,596,517       12,560,696        2,102,450       61,222,546        2,399,193
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --               --               --
Payable for investments
   purchased                              3,211           56,203              646              425            9,354              975
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                      3,211           56,203              646              425            9,354              975
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    2,800,987       39,540,314       12,560,050        2,102,025       61,213,192        2,398,218
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    2,800,987       39,540,314       12,560,050        2,102,025       61,213,192        2,398,218

   Investment shares                    193,974        3,719,691        1,334,756          200,193        6,195,667          260,960
   Investments at cost           $    2,886,315       43,963,043       14,602,401        2,220,031       67,508,983        2,720,622

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                    PIMCO VIT
                                   GLB DIV ALL        SFT CORE       SFT DYNAMIC       SFT INDEX        SFT INDEX         SFT INTL
                                     ADV CL          BOND CL 1         MGD VOL        400 MC CL 1        500 CL 1        BOND CL 1
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    5,003,195        3,609,403       15,459,234        7,656,747       19,652,665        1,237,237
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments           3,339            8,137            6,655           25,948           33,609              405
Receivable for investments sold              --               --               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       5,006,534        3,617,540       15,465,889        7,682,695       19,686,274        1,237,642
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --               --               --
Payable for investments
   purchased                              3,339            8,137            6,655           25,948           33,609              405
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                      3,339            8,137            6,655           25,948           33,609              405
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    5,003,195        3,609,403       15,459,234        7,656,747       19,652,665        1,237,237
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    5,003,195        3,609,403       15,459,234        7,656,747       19,652,665        1,237,237

   Investment shares                    524,994        1,532,853        1,105,574        1,743,174        1,937,334          481,314
   Investments at cost           $    5,234,898        3,464,942       14,318,158        7,589,240       18,153,974        1,198,724

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                            SFT
                                                      SFT IVY                                                           WELLINGTON
                                     SFT IVY         SMALL CAP        SFT MGD          SFT REAL        SFT T. ROWE      CORE EQUITY
                                     GROWTH           GROWTH         VOL EQUITY       ESTATE CL 1      PRICE VALUE          CL 1
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    1,110,487          935,532        7,556,092        4,096,140        1,462,598          274,520
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments             552            1,369            2,551               --            3,301                4
Receivable for investments sold              --               --               --               88               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       1,111,039          936,901        7,558,643        4,096,228        1,465,899          274,524
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --              --                88               --               --
Payable for investments
   purchased                                552            1,369            2,551               --            3,301                4
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                        552            1,369            2,551               88            3,301                4
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    1,110,487          935,532        7,556,092        4,096,140        1,462,598          274,520
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    1,110,487          935,532        7,556,092        4,096,140        1,462,598          274,520

   Investment shares                     69,373           61,626          651,725          903,498          116,370           19,512
   Investments at cost           $    1,118,594          933,019        7,423,632        3,871,303        1,508,572          269,177

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                    TOPS MGD                          VANGUARD        VANGUARD VI       VANGUARD         VANGUARD
                                    RISK FLEX        VANGUARD        VI CAPITAL       DIVERSIFIED       VI EQUITY         VI HIGH
                                       ETF          VI BALANCED        GROWTH            VALUE           INCOME         YIELD BOND
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    6,551,869        6,939,129        7,727,199        1,949,233        6,384,254        1,834,536
Dividend receivable                          --               --               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments           3,048           88,637           26,166            7,694           22,315              752
Receivable for investments sold              --               --               --               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       6,554,917        7,027,766        7,753,365        1,956,927        6,406,569        1,835,288
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --               --               --               --               --
Payable for investments
   purchased                              3,048           88,637           26,166            7,694           22,315              752
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                      3,048           88,637           26,166            7,694           22,315              752
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    6,551,869        6,939,129        7,727,199        1,949,233        6,384,254        1,834,536
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    6,551,869        6,939,129        7,727,199        1,949,233        6,384,254        1,834,536

   Investment shares                    604,974          312,573          230,732          136,025          300,577          243,630
   Investments at cost           $    6,619,657        7,064,118        6,544,168        2,208,050        6,520,028        1,924,316

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                 ---------------------------------------------------------------------------------------------------
                                                     VANGUARD         VANGUARD         VANGUARD         VANGUARD         VANGUARD
                                   VANGUARD VI       VI MONEY        VI SHT-TRM       VI SMALL CO       VI TOTAL         VI TOTAL
                                  INTERNATIONAL       MARKET           INV-GR           GROWTH         BOND MARKET     STOCK MARKET
                                 --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at net asset value   $    7,987,100        1,102,256          719,038        8,676,006        2,554,102        5,038,120
Dividend receivable                          --               74               --               --               --               --
Receivable from Minnesota Life
   for policy purchase payments           3,125               --               --            2,721           21,978              387
Receivable for investments sold              --               --                1               --               --               --
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total assets                       7,990,225        1,102,330          719,039        8,678,727        2,576,080        5,038,507
                                 --------------   --------------   --------------   --------------   --------------   --------------

LIABILITIES
Payable to Minnesota Life for
   policy terminations,
   withdrawal payments and
   mortality and expense charges             --               --                1               --               --               --
Payable for investments
   purchased                              3,125               --               --            2,721           21,978              387
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Total liabilities                      3,125               --                1            2,721           21,978              387
                                 --------------   --------------   --------------   --------------   --------------   --------------
   Net assets applicable to
      policy owners              $    7,987,100        1,102,330          719,038        8,676,006        2,554,102        5,038,120
                                 ==============   ==============   ==============   ==============   ==============   ==============

POLICY OWNERS' EQUITY
   Total policy owners' equity   $    7,987,100        1,102,330          719,038        8,676,006        2,554,102        5,038,120

   Investment shares                    345,164        1,102,256           68,220          427,600          221,326          147,055
   Investments at cost           $    7,976,108        1,102,256          722,380        9,514,799        2,608,040        5,013,215

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.


           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                      AB VPS                                       FIDELITY VIP                      FRANKLIN
                                    DYNASSTALL      AB VPS INTL      AMER FUNDS       EQUITY-      FIDELITY VIP    SMALL CP VAL
                                       CL B          VAL CL A       IS INTL CL 1     INCOME IC       MID CAP IC       VIP CL 1
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $       93,877           9,191           7,522          77,856          25,880          68,329
   Unit value credit (note 3)              16,893              --              --           3,322           3,906           9,237
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                               110,770           9,191           7,522          81,178          29,786          77,566
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund            7,485              --          13,911         144,864         312,799         894,734
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  156,269          24,666         339,638         234,920         470,173         441,996
     Cost of investments sold            (141,762)        (19,624)       (319,229)       (233,278)       (448,128)       (451,681)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                  14,507           5,042          20,409           1,642          22,045          (9,685)
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Net realized gains (losses)
        on investments                     21,992           5,042          34,320         146,506         334,844         885,049

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (571,133)       (159,257)       (102,697)       (501,605)       (928,929)     (1,783,451)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (549,141)       (154,215)        (68,377)       (355,099)       (594,085)       (898,402)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $     (438,371)       (145,024)        (60,855)       (273,921)       (564,299)       (820,836)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                    INVESCO VI        IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                     AMERICAN          ASSET        BALANCED CL     CORE EQUITY      CORPORATE        IVY VIP
                                      VALUE I      STRATEGY CL II       II             CL II        BOND CL II      ENERGY CL II
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $          461         158,709           6,444          12,343          12,088              --
   Unit value credit (note 3)                 122          38,825           1,905          12,435           2,572           1,566
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                   583         197,534           8,349          24,778          14,660           1,566
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund           13,189         346,928           6,347         205,225             814              --
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                    6,405       1,010,470          38,702         193,648          38,930          58,712
     Cost of investments sold              (5,650)     (1,137,941)        (51,293)       (200,984)        (44,974)        (74,122)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                     755        (127,471)        (12,591)         (7,336)         (6,044)        (15,410)
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Net realized gains (losses)
        on investments                     13,944         219,457          (6,244)        197,889          (5,230)        (15,410)

   Net change in unrealized
     appreciation (depreciation)
     of investments                       (28,503)       (828,465)        (14,254)       (338,153)        (17,715)       (103,114)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                 (14,559)       (609,008)        (20,498)       (140,264)        (22,945)       (118,524)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $      (13,976)       (411,474)        (12,149)       (115,486)         (8,285)       (116,958)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP         IVY VIP                         IVY VIP
                                    GLOBAL BOND      GLOBAL EQ        GLOBAL        GOVT MONEY        IVY VIP        HIGH INCOME
                                       CL II         INC CL II     GROWTH CL II    MARKET CL II     GROWTH CL II       CL II
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $        2,988           9,751           4,781             659             947          66,662
   Unit value credit (note 3)                 470           2,688           4,670              --          13,395           4,845
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                 3,458          12,439           9,451             659          14,342          71,507
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund               --          45,825          61,291              --         323,418              --
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                    6,228          55,611          81,603          11,645         358,178         131,731
     Cost of investments sold              (6,704)        (51,519)        (61,103)        (11,645)       (336,976)       (140,715)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                    (476)          4,092          20,500              --          21,202          (8,984)
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Net realized gains (losses)
        on investments                       (476)         49,917          81,791              --         344,620          (8,984)

   Net change in unrealized
     appreciation (depreciation)
     of investments                        (2,464)       (131,468)       (157,868)             --        (289,469)        (80,019)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                  (2,940)        (81,551)        (76,077)             --          55,151         (89,003)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $          518         (69,112)        (66,626)            659          69,493         (17,496)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                                       IVY VIP         IVY VIP
                                    IVY VIP INTL      LIMITED-        MICRO CAP      IVY VIP MID       IVY VIP      IVY VIP PATH
                                    CORE EQUITY       TERM BOND        GROWTH        CAP GROWTH      NATURAL RES     MOD MVF CL
                                       CL II           CL II          CL II (A)         CL II           CL II            II
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $       51,881           2,658              --              --           6,846          49,226
   Unit value credit (note 3)              15,241             653           2,432           4,232          10,292          13,487
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                67,122           3,311           2,432           4,232          17,138          62,713
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund           90,716              --          26,799          42,643              --         151,244
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  344,393          25,948         673,085          55,234         166,179       1,196,709
     Cost of investments sold            (325,652)        (26,712)       (682,344)        (35,718)       (180,741)     (1,065,151)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                  18,741            (764)         (9,259)         19,516         (14,562)        131,558
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Net realized gains (losses)
        on investments                    109,457            (764)         17,540          62,159         (14,562)        282,802

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (799,966)           (755)         (2,540)        (68,235)       (555,294)       (609,206)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (690,509)         (1,519)         15,000          (6,076)       (569,856)       (326,404)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $     (623,387)          1,792          17,432          (1,844)       (552,718)       (263,691)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER      PATHFINDER      PATHFINDER       IVY VIP
                                    AGGRESSIVE CL    CONSERV       MOD AGGR CL     MOD CONS CL     MODERATE CL      SCIENCE &
                                        II             CL II            II              II              II          TECH CL II
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $      100,269           3,110         170,470          12,405          56,735              --
   Unit value credit (note 3)              25,029           1,263          44,906           3,652          18,502          19,062
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                               125,298           4,373         215,376          16,057          75,237          19,062
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund          296,748           9,151         471,443          38,837         183,245         584,836
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  635,285          88,397         494,115         395,599         603,441         253,436
     Cost of investments sold            (609,149)        (94,532)       (464,869)       (433,444)       (583,004)       (220,612)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                  26,136          (6,135)         29,246         (37,845)         20,437          32,824
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)
        on investments                    322,884           3,016         500,689             992         203,682         617,660

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (630,231)        (10,551)     (1,121,902)        (22,270)       (398,401)       (860,528)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (307,347)         (7,535)       (621,213)        (21,278)       (194,719)       (242,868)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $     (182,049)         (3,162)       (405,837)         (5,221)       (119,482)       (223,806)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP                         JANUS           JANUS
                                    SECURIAN RE      SMALL CAP       SMALL CAP       IVY VIP        HENDERSON       HENDERSON
                                     SEC CL II       CORE CL II     GROWTH CL II    VALUE CL II     OVERSEAS IS     RESEARCH IS
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $        6,020             686           3,070          14,338          46,786          10,139
   Unit value credit (note 3)               1,767           2,685           3,959           3,344              --              --
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                 7,787           3,371           7,029          17,682          46,786          10,139
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund           25,740         108,746         264,812          23,050              --          87,549
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                   32,773          67,991         110,876         111,288         266,979         106,236
     Cost of investments sold             (36,781)        (70,863)       (122,253)       (114,889)       (291,422)        (73,463)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                  (4,008)         (2,872)        (11,377)         (3,601)        (24,443)         32,773
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)
        on investments                     21,732         105,874         253,435          19,449         (24,443)        120,322

   Net change in unrealized
     appreciation (depreciation)
     of investments                       (49,937)       (161,523)       (254,064)        (83,514)       (429,856)       (178,236)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                 (28,205)        (55,649)           (629)        (64,065)       (454,299)        (57,914)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $      (20,418)        (52,278)          6,400         (46,383)       (407,513)        (47,775)
                                   ==============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                      MFS VIT II     MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                     INTL VALUE      VIF EMG MK      AGGR GROWTH      BALANCED       CONSERVATIVE      GROWTH
                                         IS            EQ CL 2          ETF I           ETF I           ETF I           ETF I
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $       36,864          11,972         682,532         292,170          51,161       1,243,392
   Unit value credit (note 3)               6,345          10,442          54,443          17,021           2,787          87,760
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                43,209          22,414         736,975         309,191          53,948       1,331,152
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund           37,121              --       3,417,347       1,148,211          30,352       6,115,336
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  225,833         609,105       3,784,462         977,163         623,942       6,868,967
     Cost of investments sold            (186,704)       (568,897)     (2,707,657)       (871,947)       (639,724)     (5,405,331)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                  39,129          40,208       1,076,805         105,216         (15,782)      1,463,636
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)
        on investments                     76,250          40,208       4,494,152       1,253,427          14,570       7,578,972

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (452,679)       (627,780)     (9,179,262)     (2,344,782)       (108,119)    (14,025,280)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (376,429)       (587,572)     (4,685,110)     (1,091,355)        (93,549)     (6,446,308)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $     (333,220)       (565,158)     (3,948,135)       (782,164)        (39,601)     (5,115,156)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                    MORNINGSTAR
                                       INC &         PIMCO VIT                          SFT
                                      GROWTH        GLB DIV ALL       SFT CORE        DYNAMIC        SFT INDEX       SFT INDEX
                                       ETF I           ADV CL         BOND CL 1        MGD VOL       400 MC CL 1      500 CL 1
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $       61,340          90,833              --              --              --              --
   Unit value credit (note 3)               3,394          10,271           1,535          36,027           3,805          19,547
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                64,734         101,104           1,535          36,027           3,805          19,547
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund           99,176         112,021              --              --              --              --
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  676,584          93,037         316,054       1,892,124       1,051,325       1,868,079
     Cost of investments sold            (713,633)        (78,154)       (285,171)     (1,460,455)       (841,266)     (1,070,692)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                 (37,049)         14,883          30,883         431,669         210,059         797,387
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)
        on investments                     62,127         126,904          30,883         431,669         210,059         797,387

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (223,635)       (705,882)        (37,988)       (988,539)     (1,278,624)     (1,818,736)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (161,508)       (578,978)         (7,105)       (556,870)     (1,068,565)     (1,021,349)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $      (96,774)       (477,874)         (5,570)       (520,843)     (1,064,760)     (1,001,802)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   -----------------------------------------------------------------------------------------------
                                                                      SFT IVY                           SFT
                                      SFT INTL         SFT IVY        SMALL CAP        SFT MGD        MORTGAGE CL      SFT REAL
                                      BOND CL 1        GROWTH          GROWTH        VOL EQUITY          1 (B)        ESTATE CL 1
                                   --------------  --------------  --------------  --------------   --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $           --              --              --              --               --              --
   Unit value credit (note 3)                  --           4,208           4,040          15,902              115           3,927
                                   --------------  --------------  --------------  --------------   --------------  --------------
     Investment income (loss) -
        net                                    --           4,208           4,040          15,902              115           3,927
                                   --------------  --------------  --------------  --------------   --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund               --              --              --              --               --              --
                                   --------------  --------------  --------------  --------------   --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  100,702         378,606         389,622         170,340          277,353         249,332
     Cost of investments sold             (92,020)       (336,341)       (352,109)       (145,949)        (266,751)       (176,099)
                                   --------------  --------------  --------------  --------------   --------------  --------------
   Realized gains (losses) on
     sales of investments                   8,682          42,265          37,513          24,391           10,602          73,233
                                   --------------  --------------  --------------  --------------   --------------  --------------

     Net realized gains (losses)
        on investments                      8,682          42,265          37,513          24,391           10,602          73,233

   Net change in unrealized
     appreciation (depreciation)
     of investments                         9,021         (80,536)       (109,608)       (407,356)         (13,365)       (266,549)
                                   --------------  --------------  --------------  --------------   --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                  17,703         (38,271)        (72,095)       (382,965)          (2,763)       (193,316)
                                   --------------  --------------  --------------  --------------   --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $       17,703         (34,063)        (68,055)       (367,063)          (2,648)       (189,389)
                                   ==============  ==============  ==============  ==============   ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                                        SFT                                                          VANGUARD
                                                    WELLINGTON        TOPS MGD                       VANGUARD           VI
                                     SFT T. ROWE    CORE EQUITY      RISK FLEX        VANGUARD      VI CAPITAL      DIVERSIFIED
                                    PRICE VALUE        CL 1             ETF         VI BALANCED       GROWTH           VALUE
                                   --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $           --              --          78,362         139,828          67,537          45,934
   Unit value credit (note 3)               5,835             464          15,447              --              --              --
                                   --------------  --------------  --------------  --------------  --------------  --------------
     Investment income (loss) -
        net                                 5,835             464          93,809         139,828          67,537          45,934
                                   --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund               --              --          34,570         295,219         211,968          89,772
                                   --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  187,990          39,323         126,428         346,829         537,606         202,778
     Cost of investments sold            (151,266)        (28,985)       (112,374)       (351,073)       (280,654)       (194,972)
                                   --------------  --------------  --------------  --------------  --------------  --------------
   Realized gains (losses) on
     sales of investments                  36,724          10,338          14,054          (4,244)        256,952           7,806
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)
        on investments                     36,724          10,338          48,624         290,975         468,920          97,578

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (191,968)        (20,361)       (559,483)       (671,595)       (652,244)       (336,364)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (155,244)        (10,023)       (510,859)       (380,620)       (183,324)       (238,786)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $     (149,409)         (9,559)       (417,050)       (240,792)       (115,787)       (192,852)
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   -----------------------------------------------------------------------------------------------
                                     VANGUARD        VANGUARD        VANGUARD        VANGUARD         VANGUARD        VANGUARD
                                     VI EQUITY        VI HIGH           VI           VI MONEY        VI SHT-TRM      VI SMALL CO
                                      INCOME        YIELD BOND     INTERNATIONAL      MARKET           INV-GR          GROWTH
                                   --------------  --------------  --------------  --------------   --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $      138,455          84,257          58,382          22,135           12,294          32,457
   Unit value credit (note 3)                  --              --              --              --               --              --
                                   --------------  --------------  --------------  --------------   --------------  --------------
     Investment income (loss) -
        net                               138,455          84,257          58,382          22,135           12,294          32,457
                                   --------------  --------------  --------------  --------------   --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund          365,220              --         195,386              --               --         878,338
                                   --------------  --------------  --------------  --------------   --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  292,317         105,521         553,821         134,713          106,957         677,067
     Cost of investments sold            (230,140)       (109,400)       (407,385)       (134,713)        (108,543)       (596,802)
                                   --------------  --------------  --------------  --------------   --------------  --------------
   Realized gains (losses) on
     sales of investments                  62,177          (3,879)        146,436              --           (1,586)         80,265
                                   --------------  --------------  --------------  --------------   --------------  --------------
     Net realized gains (losses)
        on investments                    427,397          (3,879)        341,822              --           (1,586)        958,603

   Net change in unrealized
     appreciation (depreciation)
     of investments                      (970,455)       (131,293)     (1,584,052)             --           (2,926)     (1,822,552)
                                   --------------  --------------  --------------  --------------   --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                (543,058)       (135,172)     (1,242,230)             --           (4,512)       (863,949)
                                   --------------  --------------  --------------  --------------   --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $     (404,603)        (50,915)     (1,183,848)         22,135            7,782        (831,492)
                                   ==============  ==============  ==============  ==============   ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2018

                                      SEGREGATED SUB-ACCOUNTS*
                                   ------------------------------
                                     VANGUARD       VANGUARD VI
                                     VI TOTAL       TOTAL STOCK
                                    BOND MARKET       MARKET
                                   --------------  --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income
     distributions from
     underlying mutual fund        $       54,960          75,586
   Unit value credit (note 3)                  --              --
                                   --------------  --------------
     Investment income (loss) -
        net                                54,960          75,586
                                   --------------  --------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions
     from underlying mutual fund            4,652         193,237
                                   --------------  --------------

   Realized gains (losses) on
     sales of investments
     Proceeds from sales                  217,705         589,362
     Cost of investments sold            (234,381)       (467,666)
                                   --------------  --------------
   Realized gains (losses) on
     sales of investments                 (16,676)        121,696
                                   --------------  --------------
     Net realized gains (losses)
        on investments                    (12,024)        314,933

   Net change in unrealized
     appreciation (depreciation)
     of investments                       (43,285)       (684,329)
                                   --------------  --------------

     Realized and unrealized
        gains (losses) on
        investments - net                 (55,309)       (369,396)
                                   --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      $         (349)       (293,810)
                                   ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from January 1, 2018 through November 30, 2018.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                       AB VPS                                       FIDELITY VIP                      FRANKLIN
                                     DYNASSTALL      AB VPS INTL     AMER FUNDS        EQUITY-      FIDELITY VIP    SMALL CP VAL
                                        CL B          VAL CL A      IS INTL CL 1     INCOME IC       MID CAP IC       VIP CL 1
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $       78,505          12,264           2,367          54,304          26,679          43,030
   Net realized gains (losses)
     on investments                         7,404          11,346           1,515          82,443         176,621         412,842
   Net change in unrealized
     appreciation (depreciation)
     of investments                       388,688          94,953          27,184         230,404         425,081         114,187
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             474,597         118,563          31,066         367,151         628,381         570,059
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments             1,891,542          63,791          94,421         720,180         515,495       1,215,939
   Policy terminations,
     withdrawal payments and
     charges                              (84,593)        (74,228)        (11,006)       (504,397)       (291,343)       (529,698)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                         1,806,949         (10,437)         83,415         215,783         224,152         686,241
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                               2,281,546         108,126         114,481         582,934         852,533       1,256,300
Net assets at the beginning of
   year                                 2,477,080         484,753          77,630       2,650,559       2,908,795       4,515,271
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    4,758,626         592,879         192,111       3,233,493       3,761,328       5,771,571
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $      110,770           9,191           7,522          81,178          29,786          77,566
   Net realized gains (losses)
     on investments                        21,992           5,042          34,320         146,506         334,844         885,049
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (571,133)       (159,257)       (102,697)       (501,605)       (928,929)     (1,783,451)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                            (438,371)       (145,024)        (60,855)       (273,921)       (564,299)       (820,836)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments             1,850,921          83,063         584,462         419,521         714,629       1,161,414
   Policy terminations,
     withdrawal payments and
     charges                             (159,932)        (24,666)       (339,638)       (236,221)       (471,331)       (444,758)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                         1,690,989          58,397         244,824         183,300         243,298         716,656
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                               1,252,618         (86,627)        183,969         (90,621)       (321,001)       (104,180)
Net assets at the beginning of
   year                                 4,758,626         592,879         192,111       3,233,493       3,761,328       5,771,571
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    6,011,244         506,252         376,080       3,142,872       3,440,327       5,667,391
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                     INVESCO VI        IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                      AMERICAN          ASSET        BALANCED CL     CORE EQUITY      CORPORATE        IVY VIP
                                       VALUE I     STRATEGY CL II        II             CL II        BOND CL II     ENERGY CL II
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $          395         162,759           7,327          20,124          10,360           4,037
   Net realized gains (losses)
     on investments                           898        (250,829)         (3,254)         52,430          (2,407)          1,678
   Net change in unrealized
     appreciation (depreciation)
     of investments                         2,518       1,458,114          35,863         376,586          14,339         (41,837)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                               3,811       1,370,044          39,936         449,140          22,292         (36,122)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments                22,192         978,513          91,142         336,442         181,465         112,132
   Policy terminations,
     withdrawal payments and
     charges                               (5,800)     (1,122,624)        (42,167)       (215,731)        (82,077)        (57,442)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            16,392        (144,111)         48,975         120,711          99,388          54,690
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                  20,203       1,225,933          88,911         569,851         121,680          18,568
Net assets at the beginning of
   year                                    25,603       7,239,976         315,321       2,062,011         440,732         334,005
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $       45,806       8,465,909         404,232       2,631,862         562,412         352,573
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $          583         197,534           8,349          24,778          14,660           1,566
   Net realized gains (losses)
     on investments                        13,944         219,457          (6,244)        197,889          (5,230)        (15,410)
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (28,503)       (828,465)        (14,254)       (338,153)        (17,715)       (103,114)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             (13,976)       (411,474)        (12,149)       (115,486)         (8,285)       (116,958)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments                59,536         817,353          46,183         247,674          61,954          56,084
   Policy terminations,
     withdrawal payments and
     charges                               (6,464)     (1,025,991)        (39,462)       (198,861)        (40,081)        (59,308)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            53,072        (208,638)          6,721          48,813          21,873          (3,224)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                  39,096        (620,112)         (5,428)        (66,673)         13,588        (120,182)
Net assets at the beginning of
   year                                    45,806       8,465,909         404,232       2,631,862         562,412         352,573
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $       84,902       7,845,797         398,804       2,565,189         576,000         232,391
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                       IVY VIP         IVY VIP        IVY VIP         IVY VIP                          IVY VIP
                                     GLOBAL BOND      GLOBAL EQ        GLOBAL        GOVT MONEY        IVY VIP       HIGH INCOME
                                        CL II         INC CL II     GROWTH CL II    MARKET CL II    GROWTH CL II       CL II
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $        2,244           9,482           4,020             232          15,699          56,491
   Net realized gains (losses)
     on investments                          (338)         24,224          26,992               2         196,877           3,330
   Net change in unrealized
     appreciation (depreciation)
     of investments                         1,278          51,028         146,509              --         375,787           5,904
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                               3,184          84,734         177,521             234         588,363          65,725
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments                26,108          52,891         106,622          16,075         427,705         219,739
   Policy terminations,
     withdrawal payments and
     charges                              (10,693)        (44,238)        (60,637)         (5,430)       (227,694)       (123,229)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            15,415           8,653          45,985          10,645         200,011          96,510
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                  18,599          93,387         223,506          10,879         788,374         162,235
Net assets at the beginning of
   year                                    63,977         521,614         693,684          33,688       1,898,494         898,746
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $       82,576         615,001         917,190          44,567       2,686,868       1,060,981
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $        3,458          12,439           9,451             659          14,342          71,507
   Net realized gains (losses)
     on investments                          (476)         49,917          81,791              --         344,620          (8,984)
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (2,464)       (131,468)       (157,868)             --        (289,469)        (80,019)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                                 518         (69,112)        (66,626)            659          69,493         (17,496)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments                39,401          54,883         193,944           8,849         462,975         119,005
   Policy terminations,
     withdrawal payments and
     charges                               (6,419)        (56,786)        (83,506)        (11,645)       (364,394)       (133,350)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            32,982          (1,903)        110,438          (2,796)         98,581         (14,345)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                  33,500         (71,015)         43,812          (2,137)        168,074         (31,841)
Net assets at the beginning of
   year                                    82,576         615,001         917,190          44,567       2,686,868       1,060,981
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $      116,076         543,986         961,002          42,430       2,854,942       1,029,140
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                    IVY VIP INTL       IVY VIP      IVY VIP MICRO    IVY VIP MID       IVY VIP      IVY VIP PATH
                                     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH      NATURAL RES     MOD MVF CL
                                        CL II        BOND CL II       CL II (A)         CL II          CL II            II
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $       52,768           2,559           2,326           2,954          11,812          26,126
   Net realized gains (losses)
     on investments                       (30,553)            (41)          2,135          27,565         (21,029)        100,729
   Net change in unrealized
     appreciation (depreciation)
     of investments                       587,757            (395)         43,060         129,266          97,540         372,145
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             609,972           2,123          47,521         159,785          88,323         499,000
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               803,765          56,291         196,123         147,818         330,747       1,179,407
   Policy terminations,
     withdrawal payments and
     charges                             (455,353)        (15,037)        (96,718)        (62,550)       (186,464)       (115,020)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           348,412          41,254          99,405          85,268         144,283       1,064,387
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                 958,384          43,377         146,926         245,053         232,606       1,563,387
Net assets at the beginning of
   year                                 2,429,121          98,017         452,180         547,418       2,042,883       3,050,951
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    3,387,505         141,394         599,106         792,471       2,275,489       4,614,338
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $       67,122           3,311           2,432           4,232          17,138          62,713
   Net realized gains (losses)
     on investments                       109,457            (764)         17,540          62,159         (14,562)        282,802
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (799,966)           (755)         (2,540)        (68,235)       (555,294)       (609,206)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                            (623,387)          1,792          17,432          (1,844)       (552,718)       (263,691)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               598,760          25,605          57,678         133,377         337,462       2,559,356
   Policy terminations,
     withdrawal payments and
     charges                             (348,615)        (26,304)       (674,216)        (57,105)       (169,529)     (1,200,491)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           250,145            (699)       (616,538)         76,272         167,933       1,358,865
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                (373,242)          1,093        (599,106)         74,428        (384,785)      1,095,174
Net assets at the beginning of
   year                                 3,387,505         141,394         599,106         792,471       2,275,489       4,614,338
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    3,014,263         142,487              --         866,899       1,890,704       5,709,512
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                       IVY VIP
                                     PATHFINDER        IVY VIP        IVY VIP          IVY VIP        IVY VIP         IVY VIP
                                     AGGRESSIVE      PATHFINDER     PATHFINDER       PATHFINDER     PATHFINDER       SCIENCE &
                                        CL II       CONSERV CL II  MOD AGGR CL II  MOD CONS CL II  MODERATE CL II    TECH CL II
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $       62,178           2,865         119,959          10,717          47,917          14,665
   Net realized gains (losses)
     on investments                       304,405           9,061         584,991          36,512         205,475         312,304
   Net change in unrealized
     appreciation (depreciation)
     of investments                       489,684          14,022         778,922          59,152         309,098         567,104
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             856,267          25,948       1,483,872         106,381         562,490         894,073
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               649,538          29,237         591,974          88,897         169,040         616,883
   Policy terminations,
     withdrawal payments and
     charges                             (160,264)         (9,025)     (1,199,275)        (36,870)       (276,155)       (439,025)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           489,274          20,212        (607,301)         52,027        (107,115)        177,858
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                               1,345,541          46,160         876,571         158,408         455,375       1,071,931
Net assets at the beginning of
   year                                 4,055,671         226,198       8,792,968         769,443       3,746,030       2,694,675
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    5,401,212         272,358       9,669,539         927,851       4,201,405       3,766,606
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $      125,298           4,373         215,376          16,057          75,237          19,062
   Net realized gains (losses)
     on investments                       322,884           3,016         500,689             992         203,682         617,660
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (630,231)        (10,551)     (1,121,902)        (22,270)       (398,401)       (860,528)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                            (182,049)         (3,162)       (405,837)         (5,221)       (119,482)       (223,806)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               419,888          15,967         453,219          83,884         133,819         562,825
   Policy terminations,
     withdrawal payments and
     charges                             (647,528)        (88,821)       (515,249)       (397,800)       (615,879)       (259,812)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                          (227,640)        (72,854)        (62,030)       (313,916)       (482,060)        303,013
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                (409,689)        (76,016)       (467,867)       (319,137)       (601,542)         79,207
Net assets at the beginning of
   year                                 5,401,212         272,358       9,669,539         927,851       4,201,405       3,766,606
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    4,991,523         196,342       9,201,672         608,714       3,599,863       3,845,813
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                       IVY VIP         IVY VIP         IVY VIP                         JANUS           JANUS
                                     SECURIAN RE      SMALL CAP       SMALL CAP       IVY VIP         HENDERSON       HENDERSON
                                      SEC CL II      CORE CL II     GROWTH CL II     VALUE CL II     OVERSEAS IS     RESEARCH IS
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $        6,012           2,267           2,907          12,108          40,442           6,311
   Net realized gains (losses)
     on investments                        56,357          63,972          22,015          13,161         (65,215)         79,829
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (42,053)          4,134         113,408          57,961         657,888         301,564
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                              20,316          70,373         138,330          83,230         633,115         387,704
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               105,148          93,972          99,692          99,671         287,716         134,694
   Policy terminations,
     withdrawal payments and
     charges                              (53,637)        (51,897)       (101,777)        (46,712)       (209,352)       (220,640)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            51,511          42,075          (2,085)         52,959          78,364         (85,946)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                  71,827         112,448         136,245         136,189         711,479         301,758
Net assets at the beginning of
   year                                   317,209         469,943         581,132         616,110       1,995,991       1,393,605
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $      389,036         582,391         717,377         752,299       2,707,470       1,695,363
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $        7,787           3,371           7,029          17,682          46,786          10,139
   Net realized gains (losses)
     on investments                        21,732         105,874         253,435          19,449         (24,443)        120,322
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (49,937)       (161,523)       (254,064)        (83,514)       (429,856)       (178,236)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             (20,418)        (52,278)          6,400         (46,383)       (407,513)        (47,775)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments                55,814          44,368         579,119          56,591         292,032         158,225
   Policy terminations,
     withdrawal payments and
     charges                              (33,355)        (69,165)       (112,572)       (112,682)       (266,979)       (106,236)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            22,459         (24,797)        466,547         (56,091)         25,053          51,989
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                   2,041         (77,075)        472,947        (102,474)       (382,460)          4,214
Net assets at the beginning of
   year                                   389,036         582,391         717,377         752,299       2,707,470       1,695,363
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $      391,077         505,316       1,190,324         649,825       2,325,010       1,699,577
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                     MFS VIT II      MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                     INTL VALUE       VIF EMG MK     AGGR GROWTH      BALANCED      CONSERVATIVE       GROWTH
                                         IS            EQ CL 2          ETF I           ETF I           ETF I           ETF I
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $       36,440          26,613         584,131         241,596          46,238       1,087,323
   Net realized gains (losses)
     on investments                        13,629          27,359       2,582,345         819,730           3,792       4,117,669
   Net change in unrealized
     appreciation (depreciation)
     of investments                       400,635         669,898       3,307,994         401,344          94,520       5,077,696
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             450,704         723,870       6,474,470       1,462,670         144,550      10,282,688
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments             1,116,265         508,087       6,490,837       1,985,026         401,660       5,252,885
   Policy terminations,
     withdrawal payments and
     charges                              (95,147)       (164,471)     (2,010,092)       (771,163)       (538,461)     (4,617,400)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                         1,021,118         343,616       4,480,745       1,213,863        (136,801)        635,485
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                               1,471,822       1,067,486      10,955,215       2,676,533           7,749      10,918,173
Net assets at the beginning of
   year                                 1,165,407       1,890,504      30,049,347      10,389,472       2,173,566      57,335,375
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    2,637,229       2,957,990      41,004,562      13,066,005       2,181,315      68,253,548
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $       43,209          22,414         736,975         309,191          53,948       1,331,152
   Net realized gains (losses)
     on investments                        76,250          40,208       4,494,152       1,253,427          14,570       7,578,972
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (452,679)       (627,780)     (9,179,262)     (2,344,782)       (108,119)    (14,025,280)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                            (333,220)       (565,158)     (3,948,135)       (782,164)        (39,601)     (5,115,156)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments             1,258,965       1,019,925       6,282,584       1,261,755         585,906       4,981,144
   Policy terminations,
     withdrawal payments and
     charges                             (227,381)       (611,770)     (3,798,697)       (985,546)       (625,595)     (6,906,344)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                         1,031,584         408,155       2,483,887         276,209         (39,689)     (1,925,200)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                 698,364        (157,003)     (1,464,248)       (505,955)        (79,290)     (7,040,356)
Net assets at the beginning of
   year                                 2,637,229       2,957,990      41,004,562      13,066,005       2,181,315      68,253,548
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    3,335,593       2,800,987      39,540,314      12,560,050       2,102,025      61,213,192
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                     MORNINGSTAR      PIMCO VIT                          SFT
                                        INC &        GLB DIV ALL      SFT CORE         DYNAMIC        SFT INDEX       SFT INDEX
                                    GROWTH ETF I       ADV CL         BOND CL 1        MGD VOL       400 MC CL 1       500 CL 1
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $       57,232         104,910           1,171          15,786           2,568          11,733
   Net realized gains (losses)
     on investments                       118,290           4,581          49,687          25,709         117,974         125,838
   Net change in unrealized
     appreciation (depreciation)
     of investments                        71,943         368,516          61,259       1,612,187         667,404       2,190,193
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             247,465         478,007         112,117       1,653,682         787,946       2,327,764
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               210,420       1,527,855         670,383       4,254,948       1,595,118       6,022,196
   Policy terminations,
     withdrawal payments and
     charges                             (230,077)       (114,428)       (267,540)       (173,834)       (276,083)       (387,408)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           (19,657)      1,413,427         402,843       4,081,114       1,319,035       5,634,788
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                 227,808       1,891,434         514,960       5,734,796       2,106,981       7,962,552
Net assets at the beginning of
   year                                 2,411,484       2,192,692       2,082,333       7,752,559       4,265,120       8,348,756
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    2,639,292       4,084,126       2,597,293      13,487,355       6,372,101      16,311,308
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $       64,734         101,104           1,535          36,027           3,805          19,547
   Net realized gains (losses)
     on investments                        62,127         126,904          30,883         431,669         210,059         797,387
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (223,635)       (705,882)        (37,988)       (988,539)     (1,278,624)     (1,818,736)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             (96,774)       (477,874)         (5,570)       (520,843)     (1,064,760)     (1,001,802)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               534,397       1,492,126       1,334,131       4,394,524       3,401,561       6,215,412
   Policy terminations,
     withdrawal payments and
     charges                             (678,697)        (95,183)       (316,451)     (1,901,802)     (1,052,155)     (1,872,253)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                          (144,300)      1,396,943       1,017,680       2,492,722       2,349,406       4,343,159
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                (241,074)        919,069       1,012,110       1,971,879       1,284,646       3,341,357
Net assets at the beginning of
   year                                 2,639,292       4,084,126       2,597,293      13,487,355       6,372,101      16,311,308
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    2,398,218       5,003,195       3,609,403      15,459,234       7,656,747      19,652,665
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                                                       SFT IVY                          SFT
                                      SFT INTL         SFT IVY        SMALL CAP       SFT MGD        MORTGAGE CL      SFT REAL
                                      BOND CL 1        GROWTH          GROWTH        VOL EQUITY         1 (B)        ESTATE CL 1
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $           --           1,376           1,896           8,907             120           3,240
   Net realized gains (losses)
     on investments                        26,002           5,160           8,068       2,073,591           5,460         129,490
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (11,664)         68,348          87,382        (444,467)           (120)         49,344
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                              14,338          74,884          97,346       1,638,031           5,460         182,074
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               199,736         301,088         308,806       2,641,933          47,174         801,506
   Policy terminations,
     withdrawal payments and
     charges                             (177,606)        (26,698)        (36,046)    (22,186,229)        (51,956)       (322,812)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            22,130         274,390         272,760     (19,544,296)         (4,782)        478,694
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                  36,468         349,274         370,106     (17,906,265)            678         660,768
Net assets at the beginning of
   year                                 1,097,472         157,590         249,263      23,235,068         247,238       2,895,857
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    1,133,940         506,864         619,369       5,328,803         247,916       3,556,625
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $           --           4,208           4,040          15,902             115           3,927
   Net realized gains (losses)
     on investments                         8,682          42,265          37,513          24,391          10,602          73,233
   Net change in unrealized
     appreciation (depreciation)
     of investments                         9,021         (80,536)       (109,608)       (407,356)        (13,365)       (266,549)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                              17,703         (34,063)        (68,055)       (367,063)         (2,648)       (189,389)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               186,296       1,017,453         774,856       2,768,068          32,135         979,220
   Policy terminations,
     withdrawal payments and
     charges                             (100,702)       (379,767)       (390,638)       (173,716)       (277,403)       (250,316)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                            85,594         637,686         384,218       2,594,352        (245,268)        728,904
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                 103,297         603,623         316,163       2,227,289        (247,916)        539,515
Net assets at the beginning of
   year                                 1,133,940         506,864         619,369       5,328,803         247,916       3,556,625
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    1,237,237       1,110,487         935,532       7,556,092              --       4,096,140
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                                   SFT WELLINGTON     TOPS MGD                        VANGUARD       VANGUARD VI
                                     SFT T. ROWE     CORE EQUITY      RISK FLEX        VANGUARD      VI CAPITAL      DIVERSIFIED
                                     PRICE VALUE        CL 1             ETF         VI BALANCED       GROWTH           VALUE
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $        3,482             246          60,883         112,484          67,043          38,839
   Net realized gains (losses)
     on investments                        13,998           1,586           9,586         182,619         274,215         156,997
   Net change in unrealized
     appreciation (depreciation)
     of investments                       118,123          22,494         406,315         405,009       1,189,854          (6,519)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             135,603          24,326         476,784         700,112       1,531,112         189,317
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               574,002          73,257       1,838,631       1,219,924       1,340,157         362,428
   Policy terminations,
     withdrawal payments and
     charges                              (68,102)        (12,009)       (133,381)       (486,566)       (269,783)       (120,919)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           505,900          61,248       1,705,250         733,358       1,070,374         241,509
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net                641,503          85,574       2,182,034       1,433,470       2,601,486         430,826
   assets
Net assets at the beginning of
   year                                   412,391          82,675       3,155,262       4,406,677       4,729,211       1,317,433
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    1,053,894         168,249       5,337,296       5,840,147       7,330,697       1,748,259
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $        5,835             464          93,809         139,828          67,537          45,934
   Net realized gains (losses)
     on investments                        36,724          10,338          48,624         290,975         468,920          97,578
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (191,968)        (20,361)       (559,483)       (671,595)       (652,244)       (336,364)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                            (149,409)         (9,559)       (417,050)       (240,792)       (115,787)       (192,852)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               747,801         155,290       1,762,479       1,686,603       1,049,895         596,604
   Policy terminations,
     withdrawal payments and
     charges                             (189,688)        (39,460)       (130,856)       (346,829)       (537,606)       (202,778)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           558,113         115,830       1,631,623       1,339,774         512,289         393,826
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                 408,704         106,271       1,214,573       1,098,982         396,502         200,974
Net assets at the beginning of
   year                                 1,053,894         168,249       5,337,296       5,840,147       7,330,697       1,748,259
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    1,462,598         274,520       6,551,869       6,939,129       7,727,199       1,949,233
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                   ----------------------------------------------------------------------------------------------
                                      VANGUARD        VANGUARD        VANGUARD        VANGUARD        VANGUARD        VANGUARD
                                      VI EQUITY       VI HIGH            VI           VI MONEY       VI SHT-TRM      VI SMALL CO
                                       INCOME        YIELD BOND     INTERNATIONAL      MARKET          INV-GR          GROWTH
                                   --------------  --------------  --------------  --------------  --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $      121,422          71,321          57,182          18,221          12,990          27,901
   Net realized gains (losses)
     on investments                       260,824             127         160,061              --             110         419,494
   Net change in unrealized
     appreciation (depreciation)
     of investments                       495,956          30,382       1,708,755              --             309         894,732
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                             878,202         101,830       1,925,998          18,221          13,409       1,342,127
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               818,978         353,988       1,679,243              --         157,487       1,644,978
   Policy terminations,
     withdrawal payments and
     charges                             (393,226)       (120,688)       (483,851)       (866,017)       (109,267)       (312,810)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           425,752         233,300       1,195,392        (866,017)         48,220       1,332,168
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                               1,303,954         335,130       3,121,390        (847,796)         61,629       2,674,295
Net assets at the beginning of
   year                                 4,613,635       1,369,192       4,069,598       2,062,704         627,990       5,052,343
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR      $    5,917,589       1,704,322       7,190,988       1,214,908         689,619       7,726,638
                                   ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $      138,455          84,257          58,382          22,135          12,294          32,457
   Net realized gains (losses)
     on investments                       427,397          (3,879)        341,822              --          (1,586)        958,603
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (970,455)       (131,293)     (1,584,052)             --          (2,926)     (1,822,552)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                            (404,603)        (50,915)     (1,183,848)         22,135           7,782        (831,492)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments             1,163,585         286,650       2,533,781              --         128,594       2,457,927
   Policy terminations,
     withdrawal payments and
     charges                             (292,317)       (105,521)       (553,821)       (134,713)       (106,957)       (677,067)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           871,268         181,129       1,979,960        (134,713)         21,637       1,780,860
                                   --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net
   assets                                 466,665         130,214         796,112        (112,578)         29,419         949,368
Net assets at the beginning of
   year                                 5,917,589       1,704,322       7,190,988       1,214,908         689,619       7,726,638
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    6,384,254       1,834,536       7,987,100       1,102,330         719,038       8,676,006
                                   ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2018 and 2017

                                      SEGREGATED SUB-ACCOUNTS*
                                   ------------------------------
                                     VANGUARD VI     VANGUARD VI
                                     TOTAL BOND      TOTAL STOCK
                                       MARKET          MARKET
                                   --------------  --------------
YEAR ENDED DECEMBER 31, 2017
Operations
   Investment income (loss) -
     net                           $       48,100          69,882
   Net realized gains (losses)
     on investments                        (6,666)        237,142
   Net change in unrealized
     appreciation (depreciation)
     of investments                        28,589         454,982
                                   --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                              70,023         762,006
                                   --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               519,504         881,366
   Policy terminations,
     withdrawal payments and
     charges                             (292,127)       (223,719)
                                   --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           227,377         657,647
                                   --------------  --------------
Increase (decrease) in net
   assets                                 297,400       1,419,653
Net assets at the beginning of
   year                                 2,021,061       3,289,530
                                   --------------  --------------
NET ASSETS AT THE END OF YEAR      $    2,318,461       4,709,183
                                   ==============  ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2018
Operations
   Investment income (loss) -
     net                           $       54,960          75,586
   Net realized gains (losses)
     on investments                       (12,024)        314,933
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (43,285)       (684,329)
                                   --------------  --------------
Net increase (decrease) in net
   assets resulting from
   operations                                (349)       (293,810)
                                   --------------  --------------

Policy transactions (notes 3 and
   6)
   Policy purchase payments               453,695       1,212,109
   Policy terminations,
     withdrawal payments and
     charges                             (217,705)       (589,362)
                                   --------------  --------------
Increase (decrease) in net
   assets from policy
   transactions                           235,990         622,747
                                   --------------  --------------
Increase (decrease) in net
   assets                                 235,641         328,937
Net assets at the beginning of
   year                                 2,318,461       4,709,183
                                   --------------  --------------
NET ASSETS AT THE END OF YEAR OR
   PERIOD                          $    2,554,102       5,038,120
                                   ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the year ended December 31, 2017 and the period from January 1, 2018 through November 2, 2018.
(b) For the year ended December 31, 2017 and the period from January 1, 2018 through November 30, 2018.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Individual Variable Universal Life Account (the Account), was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of sixty-six segregated sub-accounts to which policy owners may allocate their purchase. The Account charges a mortality and expense risk charge. The financial statements presented herein include four types of individual variable universal life policies: Accumulator Variable Universal Life (2008 inception), Waddell & Reed Advisors Accumulator Variable Universal Life (2008 inception), ML Premier Variable Universal Life (2013 inception), and Variable Universal Life Defender (2014 inception, effective May 2015), offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

     Variable universal life policy owners allocate their purchase payments to one or more of the sixty-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class A Shares (AB VPS Intl Val Cl A)
      - American Funds(R) IS International Fund - Class 1 Shares (Amer Funds IS Intl Cl 1)
      - Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)
      -  Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap
         IC)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 1 (Franklin Small Cp Val VIP Cl 1)
      - Invesco V.I. American Value Fund - Series I Shares (Invesco VI American Value I)
      -  Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -  Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
      -  Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -  Ivy VIP - Corporate Bond Class II (Ivy VIP Corporate Bond Cl II)
      -  Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
      -  Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
      -  Ivy VIP - Global Equity Income Class II (Ivy VIP Global Eq Inc Cl II)
      -  Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
      -  Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
      -  Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -  Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl II)
      -  Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
      -  Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
      - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
      - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
      -  Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder Moderate Cl
         II)
      - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
      -  Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
         II)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

      - Ivy VIP - Securian Real Estate Securities Class II (Ivy VIP Securian RE Sec Cl II)
      -  Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
      -  Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
      -  Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Institutional Shares (Janus Henderson Overseas IS)
      - Janus Aspen Series - Janus Henderson Research Portfolio - Institutional Shares (Janus Henderson Research IS)
      - MFS(R) VIT II - International Value Portfolio - Initial Class (MFS VIT II Intl Value IS)
      - Morgan Stanley Variable Insurance Fund - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Aggr Growth ETF I)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (Morningstar Balanced ETF I)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class I Shares (Morningstar Conservative ETF I)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Growth ETF I)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (Morningstar Inc & Growth ETF I)
      - Northern Lights VT - TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (SFT Core Bond Cl 1)
      - Securian Funds Trust - SFT Dynamic Managed Volatility Fund (SFT Dynamic Mgd Vol)
      - Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1 Shares (SFT Index 400 MC Cl 1)
      - Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (SFT Index 500 Cl 1)
      - Securian Funds Trust - SFT International Bond Fund - Class 1 Shares (SFT Intl Bond Cl 1)
      -  Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT Managed Volatility Equity Fund (SFT Mgd Vol Equity)
      - Securian Funds Trust - SFT Real Estate Securities Fund - Class 1 Shares (SFT Real Estate Cl 1)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares (SFT Wellington Core Equity Cl 1)
      - Vanguard(R) Variable Insurance Fund Balanced Portfolio (Vanguard VI Balanced)
      - Vanguard(R) Variable Insurance Fund Capital Growth Portfolio (Vanguard VI Capital Growth)
      - Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
      - Vanguard(R) Variable Insurance Fund Equity Income Portfolio (Vanguard VI Equity Income)
      - Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio (Vanguard VI High Yield Bond)
      - Vanguard(R) Variable Insurance Fund International Portfolio (Vanguard VI International)
      - Vanguard(R) Variable Insurance Fund Money Market Portfolio (Vanguard VI Money Market)
      - Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VI Sht-Trm Inv-Gr)
      - Vanguard(R) Variable Insurance Fund Small Company Growth Portfolio (Vanguard VI Small Co Growth)
      - Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)
      - Vanguard(R) Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VI Total Stock Market)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT International Bond Fund - Class 1 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     The following sub-accounts merged during 2018:

     CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                       EFFECTIVE DATE
     -------------------------------------------  -------------------------------------------  --------------------------------
     Ivy VIP - Micro Cap Growth Class II          Ivy VIP - Small Cap Growth Class II                 November 2, 2018

     Securian Funds Trust - SFT Mortgage          Securian Funds Trust - SFT Core Bond Fund -         November 30, 2018

     Securities Fund - Class 1 Shares             Class 1 Shares

     The following sub-accounts had name changes during 2017 and 2018:

     FORMER NAME                                                 CURRENT NAME                          EFFECTIVE DATE
     -------------------------------------------  -------------------------------------------  --------------------------------
     Ivy VIP - Asset Strategy                     Ivy VIP - Asset Strategy Class II                    April 28, 2017

     Ivy VIP - Balanced                           Ivy VIP - Balanced Class II                          April 28, 2017

     Ivy VIP - Bond                               Ivy VIP - Bond Class II                              April 28, 2017

     Ivy VIP - Core Equity                        Ivy VIP - Core Equity Class II                       April 28, 2017

     Ivy VIP - Dividend Opportunities             Ivy VIP - Dividend Opportunities Class II            April 28, 2017

     Ivy VIP - Energy                             Ivy VIP - Energy Class II                            April 28, 2017

     Ivy VIP - Global Bond                        Ivy VIP - Global Bond Class II                       April 28, 2017

     Ivy VIP - Global Growth                      Ivy VIP - Global Growth Class II                     April 28, 2017

     Ivy VIP - Global Natural Resources           Ivy VIP - Natural Resources Class II                 April 28, 2017

     Ivy VIP - Government Money Market            Ivy VIP - Government Money Market Class II           April 28, 2017

     Ivy VIP - Growth                             Ivy VIP - Growth Class II                            April 28, 2017

     Ivy VIP - High Income                        Ivy VIP - High Income Class II                       April 28, 2017

     Ivy VIP - International Core Equity          Ivy VIP - International Core Equity                  April 28, 2017
                                                  Class II

     Ivy VIP - Limited-Term Bond                  Ivy VIP - Limited-Term Bond Class II                 April 28, 2017

     Ivy VIP - Micro Cap Growth                   Ivy VIP - Micro Cap Growth Class II                  April 28, 2017

     Ivy VIP - Mid Cap Growth                     Ivy VIP - Mid Cap Growth Class II                    April 28, 2017

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                          EFFECTIVE DATE
     -------------------------------------------  -------------------------------------------  --------------------------------
     Ivy VIP - Pathfinder Aggressive              Ivy VIP - Pathfinder Aggressive Class II             April 28, 2017

     Ivy VIP - Pathfinder Conservative            Ivy VIP - Pathfinder Conservative Class II           April 28, 2017

     Ivy VIP - Pathfinder Moderate                Ivy VIP - Pathfinder Moderate Class II               April 28, 2017

     Ivy VIP - Pathfinder Moderate - Managed      Ivy VIP - Pathfinder Moderate - Managed              April 28, 2017
     Volatility                                   Volatility Class II

     Ivy VIP - Pathfinder Moderately Aggressive   Ivy VIP - Pathfinder Moderately Aggressive           April 28, 2017
                                                  Class II

     Ivy VIP - Pathfinder Moderately              Ivy VIP - Pathfinder Moderately                      April 28, 2017
     Conservative                                 Conservative Class II

     Ivy VIP - Real Estate Securities             Ivy VIP - Advantus Real Estate Securities            April 28, 2017
                                                  Class II

     Ivy VIP - Science and Technology             Ivy VIP - Science and Technology Class II            April 28, 2017

     Ivy VIP - Small Cap Growth                   Ivy VIP - Small Cap Growth Class II                  April 28, 2017

     Ivy VIP - Small Cap Value                    Ivy VIP - Small Cap Core Class II                    April 28, 2017

     Ivy VIP - Value                              Ivy VIP - Value Class II                             April 28, 2017

     The Universal Institutional Funds, Inc.      Morgan Stanley Variable Insurance Fund -               May 1, 2017
     Morgan Stanley UIF Emerging Markets Equity   Morgan Stanley VIF Emerging Markets Equity
     Portfolio - Class II Shares                  Portfolio - Class II Shares

     Janus Aspen Series - Janus Portfolio -       Janus Aspen Series - Janus Henderson                  June 5, 2017
     Institutional Shares                         Research Portfolio - Institutional Shares

     Janus Aspen Series - Overseas Portfolio -    Janus Aspen Series - Janus Henderson                  June 5, 2017
     Institutional Shares                         Overseas Portfolio - Institutional Shares

     Securian Funds Trust - SFT Pyramis(R) Core   Securian Funds Trust - SFT Wellington Core          November 15, 2017
     Equity Fund - Class 1 Shares                 Equity Fund - Class 1 Shares

     Ivy VIP - Bond Class II                      Ivy VIP - Corporate Bond Class II                    April 30, 2018

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     FORMER NAME                                                 CURRENT NAME                          EFFECTIVE DATE
     -------------------------------------------  -------------------------------------------  --------------------------------
     Ivy VIP - Dividend Opportunities Class II    Ivy VIP - Global Equity Income Class II              April 30, 2018

     Ivy VIP - Advantus Real Estate Securities    Ivy VIP - Securian Real Estate Securities              May 1, 2018
     Class II                                     Class II

     Securian Funds Trust - SFT Advantus Bond     Securian Funds Trust - SFT Core Bond Fund -            May 1, 2018
     Fund - Class 1 Shares                        Class 1 Shares

     Securian Funds Trust - SFT Advantus Dynamic  Securian Funds Trust - SFT Dynamic Managed             May 1, 2018
     Managed Volatility Fund                      Volatility Fund

     Securian Funds Trust - SFT Advantus Index    Securian Funds Trust - SFT Index 400                   May 1, 2018
     400 Mid-Cap Fund - Class 1 Shares            Mid-Cap Fund - Class 1 Shares

     Securian Funds Trust - SFT Advantus Index    Securian Funds Trust - SFT Index 500 Fund -            May 1, 2018
     500 Fund - Class 1 Shares                    Class 1 Shares

     Securian Funds Trust - SFT Advantus          Securian Funds Trust - SFT International               May 1, 2018
     International Bond Fund - Class 1 Shares     Bond Fund - Class 1 Shares

     Securian Fund Trust - SFT Managed            Securian Funds Trust - SFT Managed                     May 1, 2018
     Volatility Equity Fund                       Volatility Equity Fund

     Securian Funds Trust - SFT Advantus          Securian Funds Trust - SFT Mortgage                    May 1, 2018
     Mortgage Securities Fund - Class 1 Shares    Securities Fund - Class 1 Shares

     Securian Funds Trust - SFT Advantus Real     Securian Funds Trust - SFT Real Estate                 May 1, 2018
     Estate Securities Fund - Class 1 Shares      Securities Fund - Class 1 Shares

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds. Realized gain (loss) distributions are reinvested in the respective underlying funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The expense structure is the same for Accumulator Variable Universal Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML Premier Variable Universal Life and the Variable Universal Life Defender products as described below:

     The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-accounts is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the sub-account and ranges from 0.00% to 0.45%. The unit value credits assessed for the year ended December 31, 2018 are reported as a unit value credit on the Statements of Operations.

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium charge of up to 7.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2018 and 2017 amounted to $2,658,102 and $2,605,461, respectively.

     In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

        A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per $1,000 of face amount.

        The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

        The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03% of the accumulation value less policy loans for years one through ten of the policy. The charge may be raised to 0.075% of the accumulation value.

        The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

        The surrender charge is equal to 1.40 times the lesser of: (a) 60 times the policy issue charge for the initial face amount or the face amount increase as applicable, or (b) the sum of any remaining policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.

        See the table below for these charges paid to Minnesota Life during the years ended December 31, 2018 and 2017.

     Minnesota Life also assesses charges for the agreements purchased with the policy. The following eleven Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee, Family Term -- Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     Care Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

     To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

     The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the years or periods ended December 31, 2018 and 2017 for each segregated sub-account is as follows:

     SUB-ACCOUNT                                                                    2018                      2017
     -------------------------------------------------------------------  ------------------------  -----------------------
     AB VPS DynAsstAll Cl B                                               $                547,565  $               395,658
     AB VPS Intl Val Cl A                                                                   32,326                   32,619
     Amer Funds IS Intl Cl 1                                                                34,075                   16,107
     Fidelity VIP Equity-Income IC                                                         234,864                  223,606
     Fidelity VIP Mid Cap IC                                                               257,756                  228,835
     Franklin Small Cp Val VIP Cl 1                                                        381,688                  335,050
     Invesco VI American Value I                                                            11,022                    8,531
     Ivy VIP Asset Strategy Cl II                                                          521,300                  548,700
     Ivy VIP Balanced Cl II                                                                 27,104                   28,976
     Ivy VIP Core Equity Cl II                                                             142,642                  142,365
     Ivy VIP Corporate Bond Cl II                                                           30,425                   30,730
     Ivy VIP Energy Cl II                                                                   16,382                   17,611
     Ivy VIP Global Bond Cl II                                                               6,799                    6,126
     Ivy VIP Global Eq Inc Cl II                                                            26,790                   29,134
     Ivy VIP Global Growth Cl II                                                            40,379                   38,144
     Ivy VIP Govt Money Market Cl II                                                         2,194                    2,494
     Ivy VIP Growth Cl II                                                                  134,452                  116,677
     Ivy VIP High Income Cl II                                                              50,974                   54,484
     Ivy VIP Intl Core Equity Cl II                                                        195,306                  190,782
     Ivy VIP Limited-Term Bond Cl II                                                         8,173                    7,441
     Ivy VIP Micro Cap Growth Cl II (a)                                                     16,940                   21,047
     Ivy VIP Mid Cap Growth Cl II                                                           41,502                   36,311
     Ivy VIP Natural Res Cl II                                                             106,964                  112,110
     Ivy VIP Path Mod MVF Cl II                                                            530,748                  428,407
     Ivy VIP Pathfinder Aggressive Cl II                                                   264,903                  268,811
     Ivy VIP Pathfinder Conserv Cl II                                                        9,062                    8,891
     Ivy VIP Pathfinder Mod Aggr Cl II                                                     555,165                  563,748
     Ivy VIP Pathfinder Mod Cons Cl II                                                      51,939                   50,586
     Ivy VIP Pathfinder Moderate Cl II                                                     214,106                  232,565
     Ivy VIP Science & Tech Cl II                                                          253,310                  227,191
     Ivy VIP Securian RE Sec Cl II                                                          19,882                   21,126
     Ivy VIP Small Cap Core Cl II                                                           28,721                   28,137
     Ivy VIP Small Cap Growth Cl II                                                         37,733                   32,699
     Ivy VIP Value Cl II                                                                    26,006                   26,406

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                                    2018                      2017
     -------------------------------------------------------------------  ------------------------  -----------------------
     Janus Henderson Overseas IS                                          $                147,027  $               153,175
     Janus Henderson Research IS                                                           107,275                  107,985
     MFS VIT II Intl Value IS                                                              252,957                  192,394
     MorgStanley VIF Emg Mk Eq Cl 2                                                        164,227                  149,379
     Morningstar Aggr Growth ETF I                                                       2,232,066                2,119,455
     Morningstar Balanced ETF I                                                            997,091                  987,935
     Morningstar Conservative ETF I                                                        244,525                  281,525
     Morningstar Growth ETF I                                                            3,673,268                4,041,376
     Morningstar Inc & Growth ETF I                                                        211,103                  209,445
     PIMCO VIT Glb Div All Adv Cl                                                          479,445                  334,674
     SFT Core Bond Cl 1                                                                    226,476                  197,183
     SFT Dynamic Mgd Vol                                                                   963,227                  660,784
     SFT Index 400 MC Cl 1                                                                 561,900                  454,495
     SFT Index 500 Cl 1                                                                  1,621,390                1,217,990
     SFT Intl Bond Cl 1                                                                     75,701                   77,154
     SFT Ivy Growth                                                                        124,735                   72,523
     SFT Ivy Small Cap Growth                                                              107,061                   68,950
     SFT Mgd Vol Equity                                                                    942,362                  612,466
     SFT Mortgage Cl 1 (b)                                                                  13,513                   16,640
     SFT Real Estate Cl 1                                                                  266,030                  257,045
     SFT T. Rowe Price Value                                                               138,151                  100,983
     SFT Wellington Core Equity Cl 1                                                        25,334                   16,336
     TOPS Mgd Risk Flex ETF                                                                609,130                  469,757
     Vanguard VI Balanced                                                                  513,511                  445,670
     Vanguard VI Capital Growth                                                            449,977                  370,486
     Vanguard VI Diversified Value                                                         125,838                  107,988
     Vanguard VI Equity Income                                                             421,875                  375,097
     Vanguard VI High Yield Bond                                                           119,491                  115,885
     Vanguard VI International                                                             545,767                  432,156
     Vanguard VI Money Market                                                               43,179                   79,150
     Vanguard VI Sht-Trm Inv-Gr                                                             47,995                   48,908
     Vanguard VI Small Co Growth                                                           576,462                  459,101
     Vanguard VI Total Bond Market                                                         140,568                  136,295
     Vanguard VI Total Stock Market                                                        285,374                  246,612

--------
     (a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.
     (b) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

(4)  FAIR VALUE MEASUREMENT

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2018, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:

     SUB-ACCOUNT                                                                 PURCHASES                  SALES
     -------------------------------------------------------------------  ------------------------  -----------------------
     AB VPS DynAsstAll Cl B                                               $              1,965,513  $               156,269
     AB VPS Intl Val Cl A                                                                   92,253                   24,666
     Amer Funds IS Intl Cl 1                                                               605,895                  339,638
     Fidelity VIP Equity-Income IC                                                         644,262                  234,920
     Fidelity VIP Mid Cap IC                                                             1,056,057                  470,173
     Franklin Small Cp Val VIP Cl 1                                                      2,130,951                  441,996
     Invesco VI American Value I                                                            73,249                    6,405
     Ivy VIP Asset Strategy Cl II                                                        1,346,295                1,010,470
     Ivy VIP Balanced Cl II                                                                 60,119                   38,702
     Ivy VIP Core Equity Cl II                                                             472,464                  193,648
     Ivy VIP Corporate Bond Cl II                                                           76,278                   38,930
     Ivy VIP Energy Cl II                                                                   57,054                   58,712
     Ivy VIP Global Bond Cl II                                                              42,668                    6,228
     Ivy VIP Global Eq Inc Cl II                                                           111,973                   55,611
     Ivy VIP Global Growth Cl II                                                           262,784                   81,603
     Ivy VIP Govt Money Market Cl II                                                         9,508                   11,645
     Ivy VIP Growth Cl II                                                                  794,519                  358,178
     Ivy VIP High Income Cl II                                                             188,893                  131,731
     Ivy VIP Intl Core Equity Cl II                                                        752,376                  344,393
     Ivy VIP Limited-Term Bond Cl II                                                        28,560                   25,948
     Ivy VIP Micro Cap Growth Cl II (a)                                                     85,777                  673,085
     Ivy VIP Mid Cap Growth Cl II                                                          178,381                   55,234
     Ivy VIP Natural Res Cl II                                                             351,250                  166,179
     Ivy VIP Path Mod MVF Cl II                                                          2,769,531                1,196,709
     Ivy VIP Pathfinder Aggressive Cl II                                                   829,691                  635,285
     Ivy VIP Pathfinder Conserv Cl II                                                       29,066                   88,397
     Ivy VIP Pathfinder Mod Aggr Cl II                                                   1,118,904                  494,115
     Ivy VIP Pathfinder Mod Cons Cl II                                                     136,577                  395,599
     Ivy VIP Pathfinder Moderate Cl II                                                     379,863                  603,441
     Ivy VIP Science & Tech Cl II                                                        1,160,348                  253,436
     Ivy VIP Securian RE Sec Cl II                                                          88,759                   32,773
     Ivy VIP Small Cap Core Cl II                                                          155,310                   67,991
     Ivy VIP Small Cap Growth Cl II                                                        849,264                  110,876
     Ivy VIP Value Cl II                                                                    95,928                  111,288
     Janus Henderson Overseas IS                                                           338,817                  266,979
     Janus Henderson Research IS                                                           255,913                  106,236
     MFS VIT II Intl Value IS                                                            1,337,748                  225,833

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

     SUB-ACCOUNT                                                                 PURCHASES                   SALES
     -------------------------------------------------------------------  ------------------------  -----------------------
     MorgStanley VIF Emg Mk Eq Cl 2                                       $              1,039,674  $               609,105
     Morningstar Aggr Growth ETF I                                                      10,422,672                3,784,462
     Morningstar Balanced ETF I                                                          2,710,774                  977,163
     Morningstar Conservative ETF I                                                        668,553                  623,942
     Morningstar Growth ETF I                                                           12,390,255                6,868,967
     Morningstar Inc & Growth ETF I                                                        696,194                  676,584
     PIMCO VIT Glb Div All Adv Cl                                                        1,703,105                   93,037
     SFT Core Bond Cl 1                                                                  1,335,269                  316,054
     SFT Dynamic Mgd Vol                                                                 4,420,873                1,892,124
     SFT Index 400 MC Cl 1                                                               3,404,536                1,051,325
     SFT Index 500 Cl 1                                                                  6,230,785                1,868,079
     SFT Intl Bond Cl 1                                                                    186,296                  100,702
     SFT Ivy Growth                                                                      1,020,500                  378,606
     SFT Ivy Small Cap Growth                                                              777,881                  389,622
     SFT Mgd Vol Equity                                                                  2,780,593                  170,340
     SFT Mortgage Cl 1 (b)                                                                  32,201                  277,353
     SFT Real Estate Cl 1                                                                  982,163                  249,332
     SFT T. Rowe Price Value                                                               751,937                  187,990
     SFT Wellington Core Equity Cl 1                                                       155,617                   39,323
     TOPS Mgd Risk Flex ETF                                                              1,886,429                  126,428
     Vanguard VI Balanced                                                                2,121,649                  346,829
     Vanguard VI Capital Growth                                                          1,329,400                  537,606
     Vanguard VI Diversified Value                                                         732,310                  202,778
     Vanguard VI Equity Income                                                           1,667,260                  292,317
     Vanguard VI High Yield Bond                                                           370,908                  105,521
     Vanguard VI International                                                           2,787,550                  553,821
     Vanguard VI Money Market                                                               22,104                  134,713
     Vanguard VI Sht-Trm Inv-Gr                                                            140,888                  106,957
     Vanguard VI Small Co Growth                                                         3,368,722                  677,067
     Vanguard VI Total Bond Market                                                         513,307                  217,705
     Vanguard VI Total Stock Market                                                      1,480,932                  589,362

--------
     (a)  For the period from January 1, 2018 through November 2, 2018.
     (b)  For the period from January 1, 2018 through November 30, 2018.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(6) UNIT ACTIVITY FROM POLICY TRANSACTIONS

    Transactions in units for each segregated sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                      AB VPS                                       FIDELITY VIP                     FRANKLIN
                                    DYNASSTALL      AB VPS INTL    AMER FUNDS IS   EQUITY-INCOME   FIDELITY VIP   SMALL CP VAL
                                       CL B          VAL CL A        INTL CL 1          IC          MID CAP IC      VIP CL 1
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                   2,529,570         568,893          86,225       1,496,314      1,456,316      2,200,647
   Policy purchase payments            1,788,185          65,172          85,234         379,979        233,235        646,935
   Policy terminations,
     withdrawal payments and
     charges                             (80,010)        (79,299)        (10,367)       (260,989)      (132,321)      (241,421)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                   4,237,745         554,766         161,092       1,615,304      1,557,230      2,606,161
   Policy purchase payments            1,668,265          82,582         479,231         212,289        296,064        616,239
   Policy terminations,
     withdrawal payments and
     charges                            (145,234)        (23,832)       (278,082)       (117,322)      (188,328)      (225,906)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   5,760,776         613,516         362,241       1,710,271      1,664,966      2,996,494
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                    INVESCO VI        IVY VIP                                        IVY VIP
                                     AMERICAN          ASSET          IVY VIP      IVY VIP CORE     CORPORATE       IVY VIP
                                      VALUE I     STRATEGY CL II  BALANCED CL II   EQUITY CL II     BOND CL II    ENERGY CL II
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                      25,540       5,991,671         182,760         994,402        306,491        341,324
   Policy purchase payments               21,552         773,985          50,352         148,587        123,688        134,679
   Policy terminations,
     withdrawal payments and
     charges                              (5,617)       (824,041)        (23,677)        (96,607)       (55,852)       (65,402)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                      41,475       5,941,615         209,435       1,046,382        374,327        410,601
   Policy purchase payments               52,089         589,394          23,322          92,555         42,084         72,228
   Policy terminations,
     withdrawal payments and
     charges                              (5,691)       (696,179)        (20,180)        (75,713)       (27,365)       (73,777)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                      87,873       5,834,830         212,577       1,063,224        389,046        409,052
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                     IVY VIP         IVY VIP         IVY VIP       IVY VIP GOVT
                                    GLOBAL BOND    GLOBAL EQ INC      GLOBAL       MONEY MARKET      IVY VIP      IVY VIP HIGH
                                      CL II           CL II        GROWTH CL II       CL II        GROWTH CL II   INCOME CL II
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                      55,429         345,018         571,602          31,739        937,983        432,045
   Policy purchase payments               21,926          32,780          77,964          15,103        183,012        101,542
   Policy terminations,
     withdrawal payments and
     charges                              (9,048)        (27,360)        (45,342)         (5,100)       (99,213)       (57,622)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                      68,307         350,438         604,224          41,742      1,021,782        475,965
   Policy purchase payments               32,789          32,143         120,133           8,234        160,134         52,587
   Policy terminations,
     withdrawal payments and
     charges                              (5,342)        (33,210)        (51,971)        (10,835)      (125,253)       (59,024)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                      95,754         349,371         672,386          39,141      1,056,663        469,528
                                  ==============  ==============  ==============  ==============  =============  =============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO    IVY VIP MID      IVY VIP      IVY VIP PATH
                                   CORE EQUITY     LIMITED-TERM     CAP GROWTH      CAP GROWTH     NATURAL RES       MOD MVF
                                      CL II         BOND CL II       CL II (A)         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                   1,801,001          87,565         216,964         257,751      3,151,273      3,109,713
   Policy purchase payments              520,935          49,782          91,872          61,945        537,378      1,121,482
   Policy terminations,
     withdrawal payments and
     charges                            (291,704)        (13,335)        (45,875)        (26,963)      (295,014)      (108,810)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                   2,030,232         124,012         262,961         292,733      3,393,637      4,122,385
   Policy purchase payments              370,191          22,560          22,103          45,723        529,615      2,231,887
   Policy terminations,
     withdrawal payments and
     charges                            (212,299)        (23,129)       (285,064)        (19,490)      (266,776)    (1,054,372)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   2,188,124         123,443              --         318,966      3,656,476      5,299,900
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                      IVY VIP                        IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER        IVY VIP       PATHFINDER      PATHFINDER      PATHFINDER      IVY VIP
                                   AGGRESSIVE CL    PATHFINDER       MOD AGGR        MOD CONS        MODERATE       SCIENCE &
                                        II         CONSERV CL II      CL II           CL II            CL II       TECH CL II
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                   2,491,028         154,499       5,512,907         508,543      2,410,578      1,161,806
   Policy purchase payments              355,326          18,903         344,408          55,623         99,777        227,060
   Policy terminations,
     withdrawal payments and
     charges                             (90,374)         (5,818)       (686,412)        (22,784)      (163,679)      (165,158)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                   2,755,980         167,584       5,170,903         541,382      2,346,676      1,223,708
   Policy purchase payments              207,268           9,641         236,129          47,566         73,062        169,028
   Policy terminations,
     withdrawal payments and
     charges                            (314,840)        (54,597)       (266,622)       (225,687)      (336,853)       (80,229)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   2,648,408         122,628       5,140,410         363,261      2,082,885      1,312,507
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP      IVY VIP SMALL                      JANUS          JANUS
                                    SECURIAN RE      SMALL CAP      CAP GROWTH     IVY VIP VALUE    HENDERSON      HENDERSON
                                     SEC CL II      CORE CL II         CL II           CL II       OVERSEAS IS    RESEARCH IS
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                     183,764         201,995         326,592         325,263      2,519,353        759,664
   Policy purchase payments               59,546          38,592          51,928          49,827        309,322         64,367
   Policy terminations,
     withdrawal payments and
     charges                             (30,411)        (21,456)        (52,523)        (23,617)      (222,337)      (101,374)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                     212,899         219,131         325,997         351,473      2,606,338        722,657
   Policy purchase payments               32,048          16,490         281,241          25,981        287,230         63,839
   Policy terminations,
     withdrawal payments and
     charges                             (19,325)        (24,176)        (45,666)        (51,653)      (262,216)       (42,873)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                     225,622         211,445         561,572         325,801      2,631,352        743,623
                                  ==============  ==============  ==============  ==============  =============  =============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                                    MORGSTANLEY     MORNINGSTAR     MORNINGSTAR    MORNINGSTAR
                                     MFS VIT II     VIF EMG MK      AGGR GROWTH      BALANCED      CONSERVATIVE   MORNINGSTAR
                                   INTL VALUE IS      EQ CL 2          ETF I           ETF I           ETF I      GROWTH ETF I
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                   1,144,421       2,056,492      21,069,221       7,067,338      1,658,612     38,433,534
   Policy purchase payments              972,627         464,313       4,400,651       1,260,536        313,102      3,345,871
   Policy terminations,
     withdrawal payments and
     charges                             (82,645)       (144,758)     (1,337,321)       (488,011)      (401,025)    (2,789,640)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                   2,034,403       2,376,047      24,132,551       7,839,863      1,570,689     38,989,765
   Policy purchase payments              983,643         847,068       3,981,245         788,663        434,467      2,983,555
   Policy terminations,
     withdrawal payments and
     charges                            (178,958)       (501,209)     (2,121,920)       (589,076)      (451,912)    (3,881,161)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   2,839,088       2,721,906      25,991,876       8,039,450      1,553,244     38,092,159
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                    MORNINGSTAR      PIMCO VIT
                                   INC & GROWTH     GLB DIV ALL      SFT CORE       SFT DYNAMIC   SFT INDEX 400    SFT INDEX
                                       ETF I          ADV CL         BOND CL 1        MGD VOL         MC CL 1       500 CL 1
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                   1,730,229       2,220,309       1,563,397       7,514,439      2,215,249      4,768,517
   Policy purchase payments              147,588       1,419,646         522,724       3,707,408        868,747      3,266,461
   Policy terminations,
     withdrawal payments and
     charges                            (154,681)       (108,334)       (189,465)       (156,504)      (135,262)      (239,896)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                   1,723,136       3,531,621       1,896,656      11,065,343      2,948,734      7,795,082
   Policy purchase payments              362,010       1,298,468       1,064,338       3,519,233      1,785,639      3,136,302
   Policy terminations,
     withdrawal payments and
     charges                            (446,692)        (83,173)       (256,963)     (1,553,902)      (685,834)      (905,927)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   1,638,454       4,746,916       2,704,031      13,030,674      4,048,539     10,025,457
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                     SFT INTL         SFT IVY      SFT IVY SMALL   SFT MGD VOL     SFT MORTGAGE    SFT REAL
                                     BOND CL 1        GROWTH        CAP GROWTH        EQUITY         CL 1 (B)     ESTATE CL 1
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                     674,655         151,395         217,418      22,154,447        202,012      1,599,163
   Policy purchase payments              119,804         245,403         240,046       2,311,556         38,027        506,052
   Policy terminations,
     withdrawal payments and
     charges                            (106,853)        (21,999)        (28,162)    (20,097,998)       (41,969)      (171,256)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                     687,606         374,799         429,302       4,368,005        198,070      1,933,959
   Policy purchase payments              112,707         692,043         508,310       2,276,930         25,973        611,486
   Policy terminations,
     withdrawal payments and
     charges                             (60,889)       (266,619)       (264,823)       (144,456)      (224,043)      (143,323)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                     739,424         800,223         672,789       6,500,479             --      2,402,122
                                  ==============  ==============  ==============  ==============  =============  =============

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                                       SFT
                                                    WELLINGTON                                     VANGUARD VI    VANGUARD VI
                                    SFT T. ROWE     CORE EQUITY      TOPS MGD       VANGUARD VI      CAPITAL      DIVERSIFIED
                                    PRICE VALUE        CL 1        RISK FLEX ETF     BALANCED        GROWTH          VALUE
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                     386,161          81,183       3,258,992       2,332,920      1,964,506        723,180
   Policy purchase payments              499,036          65,278       1,813,432         606,389        497,453        188,137
   Policy terminations,
     withdrawal payments and
     charges                             (57,099)        (10,688)       (129,253)       (244,161)       (98,288)       (63,222)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                     828,098         135,773       4,943,171       2,695,148      2,363,671        848,095
   Policy purchase payments              593,282         120,714       1,650,536         779,350        318,584        291,928
   Policy terminations,
     withdrawal payments and
     charges                            (149,661)        (30,205)       (123,499)       (159,155)      (161,036)       (99,588)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   1,271,719         226,282       6,470,208       3,315,343      2,521,219      1,040,435
                                  ==============  ==============  ==============  ==============  =============  =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  --------------------------------------------------------------------------------------------
                                                    VANGUARD VI                                    VANGUARD VI    VANGUARD VI
                                    VANGUARD VI     HIGH YIELD      VANGUARD VI     VANGUARD VI    SHT-TRM INV-     SMALL CO
                                   EQUITY INCOME       BOND        INTERNATIONAL   MONEY MARKET        GR           GROWTH
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2016                   2,190,454         754,417       3,389,252       1,976,645        485,501      2,378,190
   Policy purchase payments              362,030         186,369       1,134,315              --        120,231        826,540
   Policy terminations,
     withdrawal payments and
     charges                            (176,498)        (63,188)       (301,998)       (824,045)       (83,505)      (139,786)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2017                   2,375,986         877,598       4,221,569       1,152,600        522,227      3,064,944
   Policy purchase payments              466,366         148,138       1,455,350              --         97,676        944,799
   Policy terminations,
     withdrawal payments and
     charges                            (116,398)        (54,561)       (314,512)       (127,069)       (81,003)      (272,214)
                                  --------------  --------------  --------------  --------------  -------------  -------------
Units outstanding at
   December 31, 2018                   2,725,954         971,175       5,362,407       1,025,531        538,900      3,737,529
                                  ==============  ==============  ==============  ==============  =============  =============

                                     SEGREGATED SUB-ACCOUNTS
                                  ------------------------------
                                    VANGUARD VI     VANGUARD VI
                                    TOTAL BOND      TOTAL STOCK
                                      MARKET          MARKET
                                  --------------  --------------
Units outstanding at
   December 31, 2016                   1,453,745       1,613,487
   Policy purchase payments              364,236         395,165
   Policy terminations,
     withdrawal payments and
     charges                            (206,416)        (99,198)
                                  --------------  --------------
Units outstanding at
   December 31, 2017                   1,611,565       1,909,454
   Policy purchase payments              320,383         476,440
   Policy terminations,
     withdrawal payments and
     charges                            (154,290)       (227,871)
                                  --------------  --------------
Units outstanding at
   December 31, 2018                   1,777,658       2,158,023
                                  ==============  ==============

--------
(a) For the year ended December 31, 2017, and the period from January 1, 2018 through November 2, 2018.
(b) For the year ended December 31, 2017, and the period from January 1, 2018 through November 30, 2018.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                     UNITS        UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                  OUTSTANDING       VALUE         NET ASSETS        RATIO*         RATIO**        RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
AB VPS DYNASSTALL CL B
   2018                              5,760,776  $ 1.04 to 1.05  $    6,011,244            1.68%         (0.30)%         (7.07)%
   2017                              4,237,745    1.12 to 1.13       4,758,626            1.89%         (0.30)%         14.66%
   2016                              2,529,570    0.98 to 0.99       2,477,080            0.69%         (0.30)%          3.67%
   2015 (a)                            241,692    0.94 to 0.95         228,330            0.33%         (0.30)%         (4.85)%

AB VPS INTL VAL CL A
   2018                                613,516        0.83             506,252            1.57%          0.00%         (22.79)%
   2017                                554,766        1.07             592,879            2.30%          0.00%          25.42%
   2016                                568,893        0.85             484,753            1.36%          0.00%          (0.47)%
   2015                                522,488        0.86             447,299            2.49%          0.00%           2.75%
   2014                                492,137        0.83             410,062            3.75%         (0.15)%         (6.07)%

AMER FUNDS IS INTL CL 1
   2018                                362,241        1.04             376,080            2.39%          0.00%         (12.94)%
   2017                                161,092        1.19             192,111            1.97%          0.00%          32.46%
   2016                                 86,225        0.90              77,630            2.02%          0.00%           3.78%
   2015 (a)                             56,509        0.87              49,022            5.64%          0.00%         (13.25)%

FIDELITY VIP EQUITY-INCOME IC
   2018                              1,710,271        1.84           3,142,872            2.36%         (0.10)%         (8.20)%
   2017                              1,615,304        2.00           3,233,493            1.74%         (0.10)%         13.01%
   2016                              1,496,314        1.77           2,650,559            2.63%         (0.10)%         18.14%
   2015                              1,284,740        1.50           1,926,420            3.35%         (0.10)%         (3.87)%
   2014                              1,108,919        1.56           1,729,685            3.28%         (0.10)%          8.83%

FIDELITY VIP MID CAP IC
   2018                              1,664,966        2.07           3,440,327            0.67%         (0.10)%        (14.45)%
   2017                              1,557,230        2.42           3,761,328            0.71%         (0.10)%         20.93%
   2016                              1,456,316        2.00           2,908,795            0.54%         (0.10)%         12.35%
   2015                              1,327,332        1.78           2,359,827            0.54%         (0.10)%         (1.29)%
   2014                              1,132,256        1.80           2,039,320            0.30%         (0.10)%          6.39%

FRANKLIN SMALL CP VAL VIP CL
   1
   2018                              2,996,494    1.14 to 2.21       5,667,391            1.12%         (0.15)%        (12.55)%
   2017                              2,606,161    1.31 to 2.52       5,771,571            0.72%         (0.15)%         11.08%
   2016                              2,200,647    1.18 to 2.27       4,515,271            0.99%         (0.15)%         30.73%
   2015                              1,683,260    0.90 to 1.74       2,726,615            0.13%         (0.15)%         (7.04)%
   2014                              1,345,665    1.20 to 1.87       2,431,105            0.82%         (0.15)%          1.03%

INVESCO VI AMERICAN VALUE I
   2018                                 87,873        0.97              84,902            0.57%         (0.15)%        (12.52)%
   2017                                 41,475        1.10              45,806            0.91%         (0.15)%         10.17%
   2016                                 25,540        1.00              25,603            0.42%         (0.25)%         15.78%
   2015 (a)                              3,453        0.87               2,990            0.35%         (0.25)%        (13.42)%

IVY VIP ASSET STRATEGY CL II
   2018                              5,834,830    0.97 to 1.42       7,845,797            1.85%         (0.45)%         (5.01)%
   2017                              5,941,615    1.03 to 1.49       8,465,909            1.59%         (0.45)%         18.80%
   2016                              5,991,671    0.86 to 1.26       7,239,976            0.54%         (0.45)%         (2.13)%
   2015                              6,385,499    0.88 to 1.28       7,957,370            0.35%         (0.45)%         (7.93)%
   2014                              5,637,008    1.09 to 1.39       7,706,877            0.48%         (0.45)%         (4.84)%

IVY VIP BALANCED CL II
   2018                                212,577        1.88             398,804            1.53%         (0.45)%         (2.80)%
   2017                                209,435        1.93             404,232            1.57%         (0.45)%         11.87%
   2016                                182,760        1.73             315,321            1.27%         (0.45)%          2.49%
   2015                                151,824        1.68             255,586            0.90%         (0.45)%          0.12%
   2014                                129,126        1.68             217,106            0.96%         (0.45)%          8.06%

IVY VIP CORE EQUITY CL II
   2018                              1,063,224        2.41           2,565,189            0.45%         (0.45)%         (4.08)%
   2017                              1,046,382        2.52           2,631,862            0.43%         (0.45)%         21.30%
   2016                                994,402        2.07           2,062,011            0.39%         (0.45)%          4.21%
   2015                                941,263        1.99           1,873,059            0.35%         (0.45)%         (0.25)%
   2014                                795,427        1.99           1,586,749            0.47%         (0.45)%         10.17%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                     UNITS        UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                  OUTSTANDING       VALUE         NET ASSETS        RATIO*         RATIO**         RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
IVY VIP CORPORATE BOND CL II
   2018                                389,046        1.48             576,000            2.13%         (0.45)%         (1.46)%
   2017                                374,327        1.50             562,412            1.57%         (0.45)%          4.48%
   2016                                306,491        1.44             440,732            2.36%         (0.45)%          4.50%
   2015                                306,120        1.38             421,238            2.89%         (0.45)%          0.65%
   2014                                295,890        1.37             404,520            3.78%         (0.45)%          4.81%

IVY VIP ENERGY CL II
   2018                                409,052        0.57             232,391            0.00%         (0.45)%        (33.84)%
   2017                                410,601        0.86             352,573            0.87%         (0.45)%        (12.25)%
   2016                                341,324        0.98             334,005            0.14%         (0.45)%         35.16%
   2015                                360,314        0.72             260,871            0.06%         (0.45)%        (21.79)%
   2014                                277,332        0.93             256,735            0.00%         (0.45)%        (10.16)%

IVY VIP GLOBAL BOND CL II
   2018                                 95,754        1.21             116,076            2.87%         (0.45)%          0.28%
   2017                                 68,307        1.21              82,576            2.71%         (0.45)%          4.74%
   2016                                 55,429        1.15              63,977            3.53%         (0.45)%          7.52%
   2015                                 46,344        1.07              49,750            3.65%         (0.45)%         (2.22)%
   2014                                 32,331        1.10              35,493            2.23%         (0.45)%          0.64%

IVY VIP GLOBAL EQ INC CL II
   2018                                349,371        1.56             543,986            1.64%         (0.45)%        (11.28)%
   2017                                350,438        1.75             615,001            1.23%         (0.45)%         16.08%
   2016                                345,018        1.51             521,614            1.26%         (0.45)%          7.44%
   2015                                341,211        1.41             480,158            1.25%         (0.45)%         (1.61)%
   2014                                305,589        1.43             437,082            1.15%         (0.45)%         10.34%

IVY VIP GLOBAL GROWTH CL II
   2018                                672,386        1.43             961,002            0.46%         (0.45)%         (5.84)%
   2017                                604,224        1.52             917,190            0.05%         (0.45)%         25.08%
   2016                                571,602        1.21             693,684            0.22%         (0.45)%         (2.60)%
   2015                                616,544        1.25             768,217            0.42%         (0.45)%          3.86%
   2014                                574,993        1.20             689,815            2.07%         (0.45)%          1.41%

IVY VIP GOVT MONEY MARKET CL
   II
   2018                                 39,141        1.08              42,430            1.51%          0.00%           1.53%
   2017                                 41,742        1.07              44,567            0.60%          0.00%           0.59%
   2016                                 31,739        1.06              33,688            0.13%          0.00%           0.23%
   2015                                 26,831        1.06              28,608            0.02%          0.00%           0.48%
   2014                                 24,275        1.05              25,780            0.02%         (0.45)%          0.48%

IVY VIP GROWTH CL II
   2018                              1,056,663        2.70           2,854,942            0.03%         (0.45)%          2.75%
   2017                              1,021,782        2.63           2,686,868            0.24%         (0.45)%         29.92%
   2016                                937,983        2.02           1,898,494            0.02%         (0.45)%          1.68%
   2015                                888,824        1.99           1,769,278            0.11%         (0.45)%          7.65%
   2014                                751,231        1.85           1,389,090            0.40%         (0.45)%         12.32%

IVY VIP HIGH INCOME CL II
   2018                                469,528        2.19           1,029,140            6.22%         (0.45)%         (1.67)%
   2017                                475,965        2.23           1,060,981            5.34%         (0.45)%          7.16%
   2016                                432,045        2.08             898,746            7.04%         (0.45)%         16.71%
   2015                                427,016        1.78             761,117            6.03%         (0.45)%         (6.08)%
   2014                                350,637        1.90             665,457            4.65%         (0.45)%          2.36%

IVY VIP INTL CORE EQUITY CL II
   2018                              2,188,124        1.38           3,014,263            1.54%         (0.45)%        (17.44)%
   2017                              2,030,232        1.67           3,387,505            1.34%         (0.45)%         23.71%
   2016                              1,801,001        1.35           2,429,121            1.29%         (0.45)%          1.54%
   2015                              1,678,246        1.33           2,229,271            1.24%         (0.45)%         (0.49)%
   2014                              1,370,324        1.33           1,829,213            2.36%         (0.45)%          1.90%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                     UNITS        UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                  OUTSTANDING       VALUE         NET ASSETS        RATIO*         RATIO**        RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
IVY VIP LIMITED-TERM BOND CL
   II
   2018                                123,443        1.15             142,487            1.84%         (0.45)%          1.24%
   2017                                124,012        1.14             141,394            1.63%         (0.45)%          1.86%
   2016                                 87,565        1.12              98,017            1.37%         (0.45)%          2.40%
   2015                                 64,727        1.09              70,755            1.60%         (0.45)%          1.33%
   2014                                 39,733        1.08              42,862            0.60%         (0.45)%          1.43%

IVY VIP MID CAP GROWTH CL II
   2018                                318,966        2.72             866,899            0.00%         (0.45)%          0.40%
   2017                                292,733        2.71             792,471            0.00%         (0.45)%         27.46%
   2016                                257,751        2.12             547,418            0.00%         (0.45)%          6.59%
   2015                                265,579        1.99             529,157            0.00%         (0.45)%         (5.35)%
   2014                                236,466        2.11             497,806            0.00%         (0.45)%          8.36%

IVY VIP NATURAL RES CL II
   2018                              3,656,476        0.52           1,890,704            0.30%         (0.45)%        (22.88)%
   2017                              3,393,637        0.67           2,275,489            0.13%         (0.45)%          3.43%
   2016                              3,151,273        0.65           2,042,883            0.64%         (0.45)%         24.37%
   2015                              2,957,894        0.52           1,541,817            0.10%         (0.45)%        (22.04)%
   2014                              2,352,546        0.67           1,573,021            0.00%         (0.45)%        (12.64)%

IVY VIP PATH MOD MVF CL II
   2018                              5,299,900    1.08 to 1.10       5,709,512            0.92%         (0.25)%         (3.76)%
   2017                              4,122,385    1.12 to 1.14       4,614,338            0.43%         (0.25)%         14.08%
   2016                              3,109,713    0.98 to 1.00       3,050,951            0.55%         (0.25)%          2.07%
   2015 (a)                            456,516    0.96 to 0.98         439,342            0.00%         (0.25)%         (2.28)%

IVY VIP PATHFINDER AGGRESSIVE
   CL II
   2018                              2,648,408        1.88           4,991,523            1.81%         (0.45)%         (3.83)%
   2017                              2,755,980        1.96           5,401,212            0.88%         (0.45)%         20.37%
   2016                              2,491,028        1.63           4,055,671            1.49%         (0.45)%          5.28%
   2015                              2,309,125        1.55           3,571,097            2.66%         (0.45)%          0.79%
   2014                              2,117,462        1.53           3,248,941            0.81%         (0.45)%          5.33%

IVY VIP PATHFINDER CONSERV CL
   II
   2018                                122,628        1.60             196,342            1.11%         (0.45)%         (1.48)%
   2017                                167,584        1.63             272,358            0.69%         (0.45)%         11.01%
   2016                                154,499        1.46             226,198            0.95%         (0.45)%          3.31%
   2015                                 51,772        1.42              73,372            1.03%         (0.45)%          0.90%
   2014                                 45,716        1.40              64,210            1.15%         (0.45)%          3.86%

IVY VIP PATHFINDER MOD AGGR
   CL II
   2018                              5,140,410        1.79           9,201,672            1.72%         (0.45)%         (4.27)%
   2017                              5,170,903        1.87           9,669,539            0.83%         (0.45)%         17.24%
   2016                              5,512,907        1.60           8,792,968            1.60%         (0.45)%          4.99%
   2015                              5,258,823        1.52           7,989,159            2.27%         (0.45)%          0.51%
   2014                              5,035,852        1.51           7,611,484            0.97%         (0.45)%          5.09%

IVY VIP PATHFINDER MOD CONS
   CL II
   2018                                363,261        1.68             608,714            1.54%         (0.45)%         (2.23)%
   2017                                541,382        1.71             927,851            0.80%         (0.45)%         13.27%
   2016                                508,543        1.51             769,443            1.35%         (0.45)%          3.56%
   2015                                558,345        1.46             815,727            1.47%         (0.45)%          0.78%
   2014                                643,288        1.45             932,546            0.95%         (0.45)%          4.35%

IVY VIP PATHFINDER MODERATE
   CL II
   2018                              2,082,885        1.73           3,599,863            1.39%         (0.45)%         (3.47)%
   2017                              2,346,676        1.79           4,201,405            0.75%         (0.45)%         15.21%
   2016                              2,410,578        1.55           3,746,030            1.30%         (0.45)%          4.11%
   2015                              2,459,209        1.49           3,670,698            1.66%         (0.45)%          0.77%
   2014                              2,451,448        1.48           3,631,108            1.03%         (0.45)%          4.71%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                     UNITS        UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                  OUTSTANDING       VALUE         NET ASSETS        RATIO*         RATIO**        RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
IVY VIP SCIENCE & TECH CL II
   2018                              1,312,507        2.93           3,845,813            0.00%         (0.45)%         (4.80)%
   2017                              1,223,708        3.08           3,766,606            0.00%         (0.45)%         32.71%
   2016                              1,161,806        2.32           2,694,675            0.00%         (0.45)%          2.00%
   2015                              1,117,657        2.27           2,541,476            0.00%         (0.45)%         (2.44)%
   2014                                917,673        2.33           2,138,937            0.00%         (0.45)%          3.37%

IVY VIP SECURIAN RE SEC CL II
   2018                                225,622        1.73             391,077            1.54%         (0.45)%         (5.14)%
   2017                                212,899        1.83             389,036            1.26%         (0.45)%          5.86%
   2016                                183,764        1.73             317,209            1.02%         (0.45)%          4.73%
   2015                                166,551        1.65             274,504            0.97%         (0.45)%          5.26%
   2014                                148,882        1.57             233,131            1.00%         (0.45)%         30.75%

IVY VIP SMALL CAP CORE CL II
   2018                                211,445        2.39             505,316            0.12%         (0.45)%        (10.08)%
   2017                                219,131        2.66             582,391            0.00%         (0.45)%         14.24%
   2016                                201,995        2.33             469,943            0.39%         (0.45)%         29.46%
   2015                                170,795        1.80             306,941            0.09%         (0.45)%         (5.16)%
   2014                                159,066        1.89             301,412            0.09%         (0.45)%          7.53%

IVY VIP SMALL CAP GROWTH CL
   II
   2018                                561,572        2.12           1,190,324            0.35%         (0.45)%         (3.68)%
   2017                                325,997        2.20             717,377            0.00%         (0.45)%         23.67%
   2016                                326,592        1.78             581,132            0.00%         (0.45)%          3.38%
   2015                                292,167        1.72             502,891            0.00%         (0.45)%          2.34%
   2014                                270,638        1.68             455,173            0.00%         (0.45)%          2.05%

IVY VIP VALUE CL II
   2018                                325,801        1.99             649,825            1.94%         (0.45)%         (6.81)%
   2017                                351,473        2.14             752,299            1.37%         (0.45)%         13.00%
   2016                                325,263        1.89             616,110            1.11%         (0.45)%         11.64%
   2015                                210,037        1.70             356,370            0.76%         (0.45)%         (3.48)%
   2014                                182,177        1.76             320,251            1.06%         (0.45)%         11.44%

JANUS HENDERSON OVERSEAS IS
   2018                              2,631,352        0.88           2,325,010            1.76%          0.00%         (14.94)%
   2017                              2,606,338        1.04           2,707,470            1.67%          0.00%          31.12%
   2016                              2,519,353        0.79           1,995,991            4.65%          0.00%          (6.43)%
   2015                              2,353,152        0.85           1,992,439            0.62%          0.00%          (8.50)%
   2014                              2,056,481        0.93           1,902,973            3.04%         (0.10)%        (11.78)%

JANUS HENDERSON RESEARCH IS
   2018                                743,623        2.28           1,699,577            0.55%          0.00%          (2.58)%
   2017                                722,657        2.34           1,695,363            0.39%          0.00%          27.88%
   2016                                759,664        1.83           1,393,605            0.56%          0.00%           0.52%
   2015                                744,412        1.82           1,358,528            0.63%          0.00%           5.45%
   2014                                720,099        1.73           1,246,250            0.38%         (0.10)%         13.11%

MFS VIT II INTL VALUE IS
   2018                              2,839,088    1.16 to 1.18       3,335,593            1.17%         (0.20)%         (9.31)%
   2017                              2,034,403    1.28 to 1.30       2,637,229            1.65%         (0.20)%         27.40%
   2016                              1,144,421    1.00 to 1.02       1,165,407            1.73%         (0.20)%          4.26%
   2015 (a)                            143,851    0.96 to 0.98         140,251            1.49%         (0.20)%         (2.25)%

MORGSTANLEY VIF EMG MK EQ CL
   2
   2018                              2,721,906    0.99 to 1.03       2,800,987            0.40%         (0.35)%        (17.20)%
   2017                              2,376,047    1.20 to 1.25       2,957,990            0.72%         (0.35)%         35.49%
   2016                              2,056,492    0.88 to 0.92       1,890,504            0.45%         (0.35)%          6.99%
   2015                              1,772,706    0.83 to 0.86       1,523,368            0.78%         (0.35)%        (10.39)%
   2014                              1,465,906        0.96           1,405,980            0.33%         (0.35)%         (4.22)%

MORNINGSTAR AGGR GROWTH ETF I
   2018                             25,991,876    1.33 to 1.66      39,540,314            1.64%         (0.13)%         (9.05)%
   2017                             24,132,551    1.46 to 1.83      41,004,562            1.53%         (0.13)%         20.32%
   2016                             21,069,221    1.22 to 1.52      30,049,347            1.66%         (0.12)%         11.58%
   2015                             18,063,945    1.09 to 1.36      23,512,102            1.54%         (0.12)%         (2.53)%
   2014                             14,940,328    1.12 to 1.40      20,425,601            1.28%         (0.12)%          4.86%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                     UNITS        UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                  OUTSTANDING       VALUE         NET ASSETS        RATIO*         RATIO**        RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
MORNINGSTAR BALANCED ETF I
   2018                              8,039,450    1.25 to 1.60      12,560,050            2.24%         (0.13)%         (5.90)%
   2017                              7,839,863    1.32 to 1.70      13,066,005            2.00%         (0.13)%         13.79%
   2016                              7,067,338    1.16 to 1.49      10,389,472            2.05%         (0.12)%          8.82%
   2015                              6,853,465    1.07 to 1.37       9,346,921            1.83%         (0.12)%         (1.85)%
   2014                              5,947,878    1.09 to 1.40       8,277,325            1.54%         (0.12)%          4.92%

MORNINGSTAR CONSERVATIVE ETF
   I
   2018                              1,553,244    1.13 to 1.39       2,102,025            2.40%         (0.13)%         (1.96)%
   2017                              1,570,689    1.15 to 1.41       2,181,315            1.92%         (0.13)%          6.58%
   2016                              1,658,612    1.08 to 1.33       2,173,566            1.84%         (0.12)%          5.01%
   2015                              1,587,804    1.03 to 1.26       1,988,921            1.45%         (0.12)%         (0.84)%
   2014                              1,576,987    1.03 to 1.27       2,002,063            1.28%         (0.12)%          3.22%

MORNINGSTAR GROWTH ETF I
   2018                             38,092,159    1.30 to 1.66      61,213,192            1.85%         (0.13)%         (7.73)%
   2017                             38,989,765    1.41 to 1.80      68,253,548            1.60%         (0.13)%         17.83%
   2016                             38,433,534    1.20 to 1.53      57,335,375            1.74%         (0.12)%         10.01%
   2015                             39,103,328    1.09 to 1.39      53,364,316            1.53%         (0.12)%         (2.10)%
   2014                             36,552,098    1.11 to 1.42      51,175,905            1.33%         (0.12)%          4.97%

MORNINGSTAR INC & GROWTH ETF
   I
   2018                              1,638,454    1.19 to 1.49       2,398,218            2.36%         (0.13)%         (3.87)%
   2017                              1,723,136    1.23 to 1.55       2,639,292            2.12%         (0.13)%         10.26%
   2016                              1,730,229    1.12 to 1.40       2,411,484            2.13%         (0.12)%          6.86%
   2015                              1,746,041    1.05 to 1.31       2,277,438            1.96%         (0.12)%         (1.40)%
   2014                              1,640,825    1.06 to 1.33       2,178,823            1.58%         (0.12)%          3.75%

PIMCO VIT GLB DIV ALL ADV CL
   2018                              4,746,916    1.05 to 1.06       5,003,195            1.92%         (0.20)%         (8.86)%
   2017                              3,531,621    1.16 to 1.17       4,084,126            3.24%         (0.25)%         17.10%
   2016                              2,220,309    0.99 to 1.00       2,192,692            2.08%         (0.15)%          7.80%
   2015 (a)                            230,129        0.92             210,945            5.27%         (0.15)%         (7.61)%

SFT CORE BOND CL 1
   2018                              2,704,031    1.08 to 1.50       3,609,403            0.00%         (0.05)%         (0.54)%
   2017                              1,896,656    1.09 to 1.51       2,597,293            0.00%         (0.05)%          5.00%
   2016                              1,563,397    1.04 to 1.44       2,082,333            0.00%         (0.05)%          4.68%
   2015                              1,085,988    0.99 to 1.37       1,405,017            0.00%         (0.05)%          0.46%
   2014                                831,958    1.05 to 1.36       1,105,935            0.00%         (0.05)%          6.61%

SFT DYNAMIC MGD VOL
   2018                             13,030,674    1.19 to 1.20      15,459,234            0.00%         (0.25)%         (2.67)%
   2017                             11,065,343    1.22 to 1.23      13,487,355            0.00%         (0.22)%         18.12%
   2016                              7,514,439    1.03 to 1.05       7,752,559            0.00%         (0.05)%          8.83%
   2015 (a)                            525,278    0.95 to 0.96         498,406            0.00%         (0.05)%         (3.96)%

SFT INDEX 400 MC CL 1
   2018                              4,048,539    1.13 to 2.40       7,656,747            0.00%         (0.05)%        (11.31)%
   2017                              2,948,734    1.28 to 2.70       6,372,101            0.00%         (0.05)%         15.96%
   2016                              2,215,249    1.10 to 2.33       4,265,120            0.00%         (0.05)%         20.40%
   2015                              1,225,462    0.91 to 1.94       1,957,976            0.00%         (0.05)%         (2.34)%
   2014                                675,877    1.22 to 1.98       1,197,093            0.00%         (0.05)%          9.57%

SFT INDEX 500 CL 1
   2018                             10,025,457    1.26 to 2.33      19,652,665            0.00%         (0.10)%         (4.47)%
   2017                              7,795,082    1.32 to 2.44      16,311,308            0.00%         (0.10)%         21.66%
   2016                              4,768,517    1.09 to 2.00       8,348,756            0.00%         (0.10)%         11.83%
   2015                              2,861,486    0.97 to 1.79       4,609,363            0.00%         (0.10)%          1.28%
   2014                              1,666,732    1.27 to 1.77       2,759,481            0.00%         (0.10)%         13.52%

SFT INTL BOND CL 1
   2018                                739,424        1.67           1,237,237            0.00%          0.00%           1.46%
   2017                                687,606        1.65           1,133,940            0.00%          0.00%           1.38%
   2016                                674,655        1.63           1,097,472            0.00%          0.00%           3.35%
   2015                                625,236        1.57             984,103            0.00%          0.00%          (3.92)%
   2014                                572,691        1.64             938,203            0.00%          0.00%           1.96%

SFT IVY GROWTH
   2018                                800,223    1.36 to 1.40       1,110,487            0.00%         (0.45)%          2.67%
   2017                                374,799    1.33 to 1.36         506,864            0.00%         (0.45)%         29.80%
   2016                                151,395    1.02 to 1.05         157,590            0.00%         (0.45)%          1.36%
   2015 (a)                             25,731    1.01 to 1.04          26,486            0.00%         (0.45)%          3.51%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                    UNITS         UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                 OUTSTANDING        VALUE         NET ASSETS        RATIO*         RATIO**        RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
SFT IVY SMALL CAP GROWTH
   2018                                672,789    1.35 to 1.40         935,532            0.00%         (0.45)%         (3.49)%
   2017                                429,302    1.40 to 1.45         619,369            0.00%         (0.45)%         25.86%
   2016                                217,418    1.11 to 1.15         249,263            0.00%         (0.45)%         21.64%
   2015 (a)                             65,778    0.92 to 0.95          61,965            0.00%         (0.45)%         (5.41)%

SFT MGD VOL EQUITY
   2018                              6,500,479    1.13 to 1.16       7,556,092            0.00%         (0.25)%         (4.70)%
   2017                              4,368,005    1.19 to 1.22       5,328,803            0.00%         (0.22)%         16.51%
   2016                             22,154,447    1.02 to 1.05      23,235,068            0.00%         (0.05)%          4.21%
   2015 (b)                         20,022,154        1.01          20,151,887            0.00%         (0.05)%          0.65%

SFT REAL ESTATE CL 1
   2018                              2,402,122    1.10 to 2.03       4,096,140            0.00%         (0.10)%         (5.07)%
   2017                              1,933,959    1.16 to 2.14       3,556,625            0.00%         (0.10)%          5.74%
   2016                              1,599,163    1.09 to 2.02       2,895,857            0.00%         (0.10)%          4.77%
   2015                              1,170,433    1.04 to 1.93       2,080,593            0.00%         (0.10)%          5.36%
   2014                                882,638    1.14 to 1.83       1,554,612            0.00%         (0.10)%         30.83%

SFT T. ROWE PRICE VALUE
   2018                              1,271,719    1.13 to 1.16       1,462,598            0.00%         (0.45)%         (9.39)%
   2017                                828,098    1.25 to 1.28       1,053,894            0.00%         (0.45)%         19.14%
   2016                                386,161    1.05 to 1.07         412,391            0.00%         (0.45)%         11.14%
   2015 (a)                            148,002    0.94 to 0.97         142,593            0.00%         (0.45)%         (3.47)%

SFT WELLINGTON CORE EQUITY CL
   1
   2018                                226,282    1.19 to 1.22         274,520            0.00%         (0.20)%         (1.89)%
   2017                                135,773    1.22 to 1.25         168,249            0.00%         (0.20)%         21.66%
   2016                                 81,183    1.00 to 1.03          82,675            0.00%         (0.20)%          5.30%
   2015 (a)                             25,395    0.95 to 0.97          24,587            0.00%         (0.20)%         (2.55)%

TOPS MGD RISK FLEX ETF
   2018                              6,470,208    1.01 to 1.02       6,551,869            1.27%         (0.25)%         (6.22)%
   2017                              4,943,171    1.08 to 1.09       5,337,296            1.14%         (0.25)%         11.52%
   2016                              3,258,992    0.97 to 0.98       3,155,262            0.93%         (0.25)%          5.62%
   2015 (a)                            398,673        0.92             365,492            0.49%         (0.25)%         (7.51)%

VANGUARD VI BALANCED
   2018                              3,315,343        2.09           6,939,129            2.15%          0.00%          (3.41)%
   2017                              2,695,148        2.17           5,840,147            2.22%          0.00%          14.72%
   2016                              2,332,920        1.89           4,406,677            1.61%          0.00%          11.01%
   2015                              1,080,361        1.70           1,838,262            2.25%          0.00%           0.09%
   2014                                847,771        1.70           1,441,186            1.96%          0.00%           9.84%

VANGUARD VI CAPITAL GROWTH
   2018                              2,521,219        3.06           7,727,199            0.83%          0.00%          (1.18)%
   2017                              2,363,671        3.10           7,330,697            1.10%          0.00%          28.83%
   2016                              1,964,506        2.41           4,729,211            1.06%          0.00%          10.84%
   2015                              1,576,762        2.17           3,424,476            1.06%          0.00%           2.62%
   2014                              1,298,813        2.12           2,748,678            0.77%          0.00%          18.43%

VANGUARD VI DIVERSIFIED VALUE
   2018                              1,040,435        1.87           1,949,233            2.35%          0.00%          (9.12)%
   2017                                848,095        2.06           1,748,259            2.61%          0.00%          13.16%
   2016                                723,180        1.82           1,317,433            2.40%          0.00%          12.96%
   2015                                561,763        1.61             905,926            2.39%          0.00%          (2.45)%
   2014                                481,681        1.65             796,328            2.06%          0.00%           9.83%

VANGUARD VI EQUITY INCOME
   2018                              2,725,954        2.34           6,384,254            2.17%          0.00%          (5.96)%
   2017                              2,375,986        2.49           5,917,589            2.36%          0.00%          18.25%
   2016                              2,190,454        2.11           4,613,635            2.30%          0.00%          15.07%
   2015                              1,619,953        1.83           2,965,216            2.51%          0.00%           0.85%
   2014                              1,402,540        1.81           2,545,581            2.20%          0.00%          11.41%

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

                                               AT DECEMBER 31                    FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                ----------------------------------------------  ---------------------------------------------
                                                                                  INVESTMENT
                                    UNITS         UNIT FAIR                         INCOME         EXPENSE          TOTAL
                                 OUTSTANDING        VALUE         NET ASSETS        RATIO*         RATIO**        RETURN***
                                --------------  --------------  --------------  --------------  -------------   -------------
VANGUARD VI HIGH YIELD BOND
   2018                                971,175        1.89           1,834,536            4.63%          0.00%          (2.73)%
   2017                                877,598        1.94           1,704,322            4.55%          0.00%           7.01%
   2016                                754,417        1.81           1,369,192            5.04%          0.00%          11.35%
   2015                                692,927        1.63           1,129,372            5.01%          0.00%          (1.58)%
   2014                                537,748        1.66             890,497            5.04%          0.00%           4.40%

VANGUARD VI INTERNATIONAL
   2018                              5,362,407    1.33 to 1.58       7,987,100            0.71%          0.00%         (12.61)%
   2017                              4,221,569    1.52 to 1.81       7,190,988            0.99%          0.00%          42.67%
   2016                              3,389,252    1.07 to 1.27       4,069,598            1.28%          0.00%           1.88%
   2015                              2,449,302    1.05 to 1.25       2,911,769            1.64%          0.00%          (0.77)%
   2014                              1,657,892    1.06 to 1.25       2,013,837            1.21%          0.00%          (6.05)%

VANGUARD VI MONEY MARKET
   2018                              1,025,531        1.07           1,102,330            1.94%          0.00%           1.98%
   2017                              1,152,600        1.05           1,214,908            0.98%          0.00%           1.01%
   2016                              1,976,645        1.04           2,062,704            0.49%          0.00%           0.48%
   2015                              1,509,264        1.04           1,567,506            0.17%          0.00%           0.15%
   2014                                510,416        1.04             529,320            0.09%          0.00%           0.10%

VANGUARD VI SHT-TRM INV-GR
   2018                                538,900        1.33             719,038            1.71%          0.00%           1.04%
   2017                                522,227        1.32             689,619            1.95%          0.00%           2.09%
   2016                                485,501        1.29             627,990            1.79%          0.00%           2.72%
   2015                                404,735        1.26             509,680            1.76%          0.00%           1.12%
   2014                                376,587        1.25             468,953            1.56%          0.00%           1.76%

VANGUARD VI SMALL CO GROWTH
   2018                              3,737,529    1.20 to 2.85       8,676,006            0.36%          0.00%          (7.26)%
   2017                              3,064,944    1.29 to 3.07       7,726,638            0.44%          0.00%          23.46%
   2016                              2,378,190    1.05 to 2.49       5,052,343            0.32%          0.00%          14.94%
   2015                              1,821,240    0.91 to 2.16       3,557,870            0.33%          0.00%          (2.75)%
   2014                              1,324,642    1.27 to 2.22       2,794,845            0.26%          0.00%           3.38%

VANGUARD VI TOTAL BOND MARKET
   2018                              1,777,658        1.44           2,554,102            2.26%          0.00%          (0.13)%
   2017                              1,611,565        1.44           2,318,461            2.28%          0.00%           3.48%
   2016                              1,453,745        1.39           2,021,061            1.92%          0.00%           2.47%
   2015                              1,057,060        1.36           1,434,136            2.15%          0.00%           0.33%
   2014                                925,123        1.35           1,250,958            2.28%          0.00%           5.89%

VANGUARD VI TOTAL STOCK
   MARKET
   2018                              2,158,023        2.33           5,038,120            1.45%          0.00%          (5.34)%
   2017                              1,909,454        2.47           4,709,183            1.76%          0.00%          20.97%
   2016                              1,613,487        2.04           3,289,530            1.27%          0.00%          12.56%
   2015                              1,101,528        1.81           1,995,248            1.13%          0.00%           0.37%
   2014                                733,524        1.80           1,323,778            1.17%          0.00%          12.29%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account and applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual policy total returns may differ from the stated return due to new products that launched during the period.

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2018

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                         STATUTORY FINANCIAL STATEMENTS
                       AND FINANCIAL STATEMENT SCHEDULES

                               DECEMBER 31, 2018

[KPMG LOGO]

                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

          KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                              [KPMG LLP SIGNATURE]

Minneapolis, Minnesota
April 2, 2019

                        MINNESOTA LIFE INSURANCE COMPANY
  STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                           DECEMBER 31, 2018 AND 2017
                                 (IN THOUSANDS)

                                                                                    2018               2017
                                                                              -----------------  -----------------
ADMITTED ASSETS
Bonds                                                                         $     15,520,081   $     14,289,488
Common stocks                                                                          395,121            403,038
Mortgage loans, net                                                                  3,614,864          3,006,051
Derivative instruments                                                                 149,598            495,476
Other invested assets                                                                  910,649            882,425
Policy loans                                                                           519,511            465,444
Investments in affiliated companies                                                    360,809            337,611
Cash, cash equivalents and short-term investments                                       61,518            186,804
                                                                              -----------------  -----------------
  Total invested assets                                                             21,532,151         20,066,337

Premiums deferred and uncollected                                                      341,311            379,937
Current income tax recoverable                                                          26,072                 --
Deferred income taxes                                                                  137,213            147,238
Other assets                                                                           310,416            355,386
                                                                              -----------------  -----------------
  Total assets, excluding separate accounts                                         22,347,163         20,948,898

Separate account assets                                                             24,172,223         25,484,738
                                                                              -----------------  -----------------
         Total assets                                                         $     46,519,386   $     46,433,636
                                                                              =================  =================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
  Policy reserves:
    Life insurance                                                            $      9,936,193   $      8,751,354
    Annuities and other fund deposits                                                7,062,574          6,241,000
    Accident and health                                                                149,202            127,636
  Policy claims in process of settlement                                               440,905            428,263
  Dividends payable to policyholders                                                    40,489             44,251
  Other policy liabilities                                                           1,557,398          1,597,925
  Asset valuation reserve                                                              162,111            254,301
  Current income tax liability                                                              --             19,778
  Accrued commissions and expenses                                                     104,347            111,131
  Other liabilities                                                                     79,222            376,724
                                                                              -----------------  -----------------
    Total liabilities, excluding separate accounts                                  19,532,441         17,952,363

  Separate account liabilities                                                      24,137,978         25,421,348
                                                                              -----------------  -----------------
    Total liabilities                                                               43,670,419         43,373,711
                                                                              -----------------  -----------------

Capital and surplus:
  Common stock, $1 par value, 5,000,000 shares authorized, issued and
    outstanding                                                                          5,000              5,000
  Additional paid in capital                                                           216,540            196,534
  Surplus notes                                                                        118,000            118,000
  Unassigned surplus                                                                 2,509,427          2,740,391
                                                                              -----------------  -----------------
    Total capital and surplus                                                        2,848,967          3,059,925
                                                                              -----------------  -----------------
         Total liabilities and capital and surplus                            $     46,519,386   $     46,433,636
                                                                              =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
           STATUTORY STATEMENTS OF OPERATIONS AND CAPITAL AND SURPLUS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
STATEMENTS OF OPERATIONS
Revenues:
  Premiums                                                 $      3,716,312   $      3,511,204   $      3,396,091
  Annuity considerations                                          3,830,326          4,075,441          2,843,110
  Net investment income                                             792,410            748,445            704,765
  Investment management, administration and contract
    guarantee fees                                                  275,707            266,159            252,164
  Other income                                                      166,259            157,584            120,065
                                                           -----------------  -----------------  -----------------
    Total revenues                                                8,781,014          8,758,833          7,316,195
                                                           -----------------  -----------------  -----------------

Benefits and expenses:
  Policyholder benefits                                           5,372,746          4,968,449          4,639,273
  Increase in policy reserves                                     2,028,067          2,590,124          1,053,685
  General insurance expenses and taxes                              373,762            334,853            310,894
  Salaries and wages                                                193,743            183,849            177,720
  Group service and administration fees                              59,849             88,596             75,092
  Commissions                                                       501,200            451,688            454,405
  Separate account transfers, net                                   318,521             81,934            343,448
                                                           -----------------  -----------------  -----------------
    Total benefits and expenses                                   8,847,888          8,699,493          7,054,517
                                                           -----------------  -----------------  -----------------

    Gain (loss) from operations before dividends,
      federal income taxes and net realized capital
      gains (losses)                                                (66,874)            59,340            261,678

Dividends to policyholders                                           42,378             47,337             49,603
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before federal income
      taxes and net realized capital gains (losses)                (109,252)            12,003            212,075

Federal income taxes incurred                                         2,442              4,275             61,828
                                                           -----------------  -----------------  -----------------
    Gain (loss) from operations before net realized
      capital gains (losses)                                       (111,694)             7,728            150,247

Net realized capital gains (losses), net of transfers to
  interest maintenance reserve and federal income taxes             186,420            270,210            (67,924)
                                                           -----------------  -----------------  -----------------
    Net income                                             $         74,726   $        277,938   $         82,323
                                                           =================  =================  =================

STATEMENTS OF CAPITAL AND SURPLUS

Capital and surplus, beginning of year                     $      3,059,925   $      2,971,602   $      2,766,405
Net income                                                           74,726            277,938             82,323
Net change in unrealized capital gains and losses                  (257,804)           (23,099)            94,751
Net change in deferred income tax                                    34,167            (82,922)            47,397
Change in asset valuation reserve                                    92,190             18,421            (51,004)
Net change in separate account surplus                                  461              7,349              3,636
Dividends to stockholder                                             (9,647)          (188,705)            (2,000)
Change in unauthorized reinsurance                                   (2,208)             4,300             (1,588)
Change in non-admitted assets                                      (166,428)            51,077             20,645
Change in reserves due to change in valuation basis                      --                 --             10,546
Capital contribution                                                 20,006             17,841                 --
Other, net                                                            3,579              6,123                491
                                                           -----------------  -----------------  -----------------
Capital and surplus, end of year                           $      2,848,967   $      3,059,925   $      2,971,602
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOW
                  YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                 2018               2017               2016
                                                           -----------------  -----------------  -----------------
CASH FLOW FROM OPERATING ACTIVITIES
Revenues:
  Premiums and annuity considerations                      $      7,971,586   $      7,578,903   $      6,908,917
  Net investment income                                             782,614            733,467            675,764
                                                           -----------------  -----------------  -----------------
    Total receipts                                                8,754,200          8,312,370          7,584,681
                                                           -----------------  -----------------  -----------------

Benefits and expenses paid:
  Policyholder benefits                                           5,313,921          4,971,796          4,631,338
  Dividends to policyholders                                         46,140             50,646             56,340
  Commissions and expenses                                        1,141,411          1,046,570          1,025,628
  Separate account transfer, net                                    302,939             66,857            367,264
  Federal income taxes                                               53,751             98,331             53,644
                                                           -----------------  -----------------  -----------------
    Total payments                                                6,858,162          6,234,200          6,134,214
                                                           -----------------  -----------------  -----------------

      Cash provided from operations                               1,896,038          2,078,170          1,450,467
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid:
  Bonds                                                           3,719,165          4,052,868          4,164,867
  Common stocks                                                     220,412            260,437            263,237
  Mortgage loans                                                    383,096            364,837            363,402
  Derivative instruments                                            477,497            433,108            193,443
  Other invested assets                                             138,775            372,202            106,631
Separate account redemptions                                         25,114             25,297             24,390
                                                           -----------------  -----------------  -----------------
                                                                  4,964,059          5,508,749          5,115,970
                                                           -----------------  -----------------  -----------------

Cost of investments acquired:
  Bonds                                                           5,031,445          5,834,744          5,165,789
  Common stocks                                                     201,086            206,439            300,061
  Mortgage loans                                                    997,476            832,982            776,220
  Derivative instruments                                            400,800            303,079            264,884
  Other invested assets                                             119,920            159,519            106,310
Separate account investments                                            435             30,231             15,444
Securities in transit, net                                          (13,317)            (3,727)            35,412
Other provided, net                                                  50,660             50,138             15,798
                                                           -----------------  -----------------  -----------------
                                                                  6,788,505          7,413,405          6,679,918
                                                           -----------------  -----------------  -----------------

      Cash applied to investing                                  (1,824,446)        (1,904,656)        (1,563,948)
                                                           -----------------  -----------------  -----------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES

Borrowed money, net                                                (225,000)           (30,000)           100,000
Net deposits on deposit-type contract funds                          18,504            (10,892)           161,232
Dividend paid to stockholder                                             --           (185,142)                --
Contributed capital                                                  11,500                 --                 --
Other cash applied                                                   (1,882)             3,104            (19,569)
                                                           -----------------  -----------------  -----------------

      Cash (applied to) provided from financing                    (196,878)          (222,930)           241,663
                                                           -----------------  -----------------  -----------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS

Net change in cash, cash equivalents and short-term
  investments                                                      (125,286)           (49,416)           128,182
Beginning of the year                                               186,804            236,220            108,038
                                                           -----------------  -----------------  -----------------
  End of the year                                          $         61,518   $        186,804   $        236,220
                                                           =================  =================  =================

See accompanying notes to statutory financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                        DECEMBER 31, 2018, 2017 AND 2016
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which operates in the United States, generally offers the following types of products:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies.

     The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC (PFC). The transaction closed effective March 31, 2017 and resulted in a $187,325 realized capital gain before income taxes and $(173,325) change in unrealized capital gains and losses, which net with taxes had an immaterial impact to capital and surplus.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners' (NAIC) ACCOUNTING PRACTICES AND PROCEDURES manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

     The more significant differences, of which the aggregate effects are material are as follows:

     - Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

     - Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

     - Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

     - Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through equity.

     - Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or available-for-sale securities, which were reported at fair value through stockholder's equity.

     - Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

     - Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

     - Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

     - Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

     - In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

     - Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

     - Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

     - Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

     - The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

     - Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

     - The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

     - Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

     - The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners' Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners' Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

     - Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

     - A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

     - Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

     - The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

     - Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The more significant differences, of which the aggregate effects are material are as follows (Continued):

     - The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

     - The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

     - GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

     The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

     NEW ACCOUNTING PRONOUNCEMENTS

     In March 2018, the NAIC adopted revisions to SSAP No. 102, Pensions, to remove the disclosure requirement for the reconciliation of plan assets classified as Level 3 in the fair value hierarchy. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in the removal of disclosures in note 12.

     In March 2018, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to exclude cash equivalents, derivatives and short-term investments with credit assessments equivalent to an NAIC 1 or NAIC 2 designation from the wash sale disclosure requirements. The revisions also clarify that the wash sale disclosure should be captured in the financial statements for the reporting period in which the investment was sold. The revised statement is effective on a prospective basis for 2018 reporting periods and resulted in additional disclosures in note 5.

     PERMITTED PRACTICE

     The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

     REVENUES AND EXPENSES

     Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment
     (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

     Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $32,503 and $35,668 at December 31, 2018 and 2017, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

     Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

     For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

     The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2018 and 2017, the Company sold, redeemed or otherwise disposed 43 and 56 CUSIPs, respectively, as a result of a callable feature which generated investment income of $7,186 and $10,419, respectively, from prepayment penalties and acceleration fees.

     Preferred stocks are carried at cost less any OTTI adjustments and were classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

     Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.52% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79%.

     The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $46,230 and $42,631 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

     The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value.

     Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,413 and $7,144 as of December 31, 2018 and 2017, respectively.

     Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $(5,056) and $(11,197) at December 31, 2018 and 2017, respectively.

     Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $8,610 and $8,040, respectively.

     Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DERIVATIVE INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, life time income guarantees on fixed index annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

     Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

     For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

     For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES (CONTINUED)

     The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SEPARATE ACCOUNTS

     Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $34,245 and $63,390 at December 31, 2018 and 2017, respectively.

     Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2018 and 2017, the CARVM and CRVM allowances were $(299,538) and $(315,246), respectively.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $45,516 and $39,472 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $12,183, $14,418 and $15,628 for the years ended December 31, 2018, 2017 and 2016, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $405,011 and $238,583 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

     REINSURANCE

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICY RESERVES

     Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $1,109,986 and $857,944, respectively.

     Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

     For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $8,822,745 and $7,044,862, respectively, of insurance inforce for which the gross premiums are less than the net premiums according to the standard valuation.

     Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

     During 2016, the Company recorded a change in valuation basis related to certain reserves on universal life products in which certain policies included secondary guarantees. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $10,546 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus.

     LIABILITY FOR ACCIDENT AND HEALTH LOSSES AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business in-force was $2,197,301 and $2,171,785, respectively. As a percentage of total life insurance in force, participating business in-force represents 0.2% at both December 31, 2018 and 2017.

     For 2018, 2017 and 2016, premiums under individual and group life participating policies were $41,963, $41,073 and $40,285, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $7,249, $7,694, and 7,983, respectively, to policyholders and did not allocate any additional income to such policyholders.

     FEDERAL INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life Insurance Company and its subsidiaries. Minnesota Life's subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

     The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     USE OF ESTIMATES

     The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)  RISKS

     The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

        - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
        - Investment-related risks such as those related to valuation, impairment, and concentration.
        - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
        - Acquisition, disposition, or other structural change related risks.
        - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

     The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds, actively-traded U.S. and international common stocks, investments in mutual funds with quoted market prices, certain separate account assets and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain separate account assets and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain non-exchange traded common stocks and certain separate account assets.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2018:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,321   $            --   $            --   $       379,321
       Derivative instruments                        4,184           108,953                --           113,137
       Cash equivalents                            133,771                --                --           133,771
       Separate account assets                   4,656,252        19,510,926             5,045        24,172,223
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,173,528   $    19,619,879   $         5,045   $    24,798,452
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $        27,595   $            --   $        27,608
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $        27,595   $            --   $        27,608
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value as of December 31, 2017:

                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                           ----------------  ----------------  ----------------  ----------------
       Common stocks                       $       379,038   $            --   $            --   $       379,038
       Derivative instruments                        3,438           460,298                --           463,736
       Cash equivalents                            256,714                --                --           256,714
       Separate account assets                   4,904,223        20,579,629               886        25,484,738
                                           ----------------  ----------------  ----------------  ----------------
          Total financial assets           $     5,543,413   $    21,039,927   $           886   $    26,584,226
                                           ================  ================  ================  ================

       Derivative instruments(1)           $            13   $       109,402   $            --   $       109,415
                                           ----------------  ----------------  ----------------  ----------------
          Total financial liabilities      $            13   $       109,402   $            --   $       109,415
                                           ================  ================  ================  ================

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     COMMON STOCKS

     The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. Short-term investments include highly rated commercial paper.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $         886   $          --   $      365   $       2,381   $       1,413   $        --   $    5,045
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases and sales.

     The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         2,780   $           (399)  $             --   $             2,381
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         2,780   $           (399)  $             --   $             2,381
                                 ================  =================  ================  ====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

                                                  TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                     INCLUDED IN:
                                 BALANCE      ---------------------------   PURCHASES,       TRANSFERS      TRANSFERS
                                   AT              NET                       SALES AND         IN TO         OUT OF       BALANCE
                                BEGINNING        INCOME                    SETTLEMENTS,       LEVEL 3        LEVEL 3     AT END OF
                                 OF YEAR           (1)         SURPLUS        NET (3)           (2)            (2)          YEAR
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
     Separate account assets  $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              --------------  --------------  -----------  --------------  --------------  ------------  -----------
       Total financial assets $       1,809   $          --   $     (107)  $         774   $          --   $    (1,590)  $      886
                              ==============  ==============  ===========  ==============  ==============  ============  ===========

--------
     (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

     (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

     (3) The following table provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                            PURCHASES,
                                                                                             SALES AND
                                                                                           SETTLEMENTS,
                                    PURCHASES           SALES           SETTLEMENTS             NET
                                 ----------------  -----------------  ----------------  --------------------
     Separate account assets     $         1,178   $           (404)  $             --   $               774
                                 ----------------  -----------------  ----------------  --------------------
       Total financial assets    $         1,178   $           (404)  $             --   $               774
                                 ================  =================  ================  ====================

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

     At December 31, 2018 and 2017, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                               CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                           ------------- ------------- ------------- ------------- ------------- -------------
     Bonds:
       U.S. government securities          $    481,109  $    469,314  $    481,109  $         --  $         --  $         --
       Agencies not backed by the full
         faith and credit of the U.S.
         government                             825,679       818,015            --       825,679            --            --
       Foreign government securities             44,239        43,444            --        44,239            --            --
       Corporate securities                  10,168,156    10,402,409         4,438     8,500,275     1,663,443            --
       Asset-backed securities                  564,306       567,660            --       525,772        38,534            --
       Commercial mortgage-backed
         securities (CMBS)                    1,524,427     1,538,202            --     1,524,427            --            --
       Residential mortgage-backed
         securities (RMBS)                    1,719,241     1,681,037            --     1,719,237             4            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total bonds                         15,327,157    15,520,081       485,547    13,139,629     1,701,981            --
     Common stock                               379,321       395,121       379,321            --            --        15,800
     Preferred stock                             46,760        49,406        14,671        32,089            --            --
     Mortgage loans                           3,556,569     3,614,864            --            --     3,556,569            --
     Derivative instruments:
       TBA derivative instruments                36,901        36,461            --        36,901            --            --
       Other derivative instruments             113,137       113,137         4,184       108,953            --            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total derivative instruments           150,038       149,598         4,184       145,854            --            --
     Policy loans                               626,852       519,511            --            --       626,852            --
     Short-term investments                       8,607         8,610         1,099         7,508            --            --
     Cash equivalents                           134,271       134,271       133,771           500            --            --
     Surplus notes                               71,978        78,703            --        71,978            --            --
     Separate account assets                 24,172,223    24,172,223     4,656,252    19,510,926         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
         Total financial assets            $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447  $     15,800
                                           ============= ============= ============= ============= ============= =============

     Deferred annuities                    $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454  $         --
     Other fund deposits                      2,264,506     2,283,239            --            --     2,264,506            --
     Supplementary contracts without life
       contingencies                            133,431       133,431            --            --       133,431            --
     Annuity certain contracts                  106,884       107,007            --            --       106,884            --
     Borrowed money                              25,781        25,000            --            --        25,781            --
     Derivative liabilities(1)                   27,608        27,608            13        27,595            --            --
     Separate account liabilities            16,126,782    16,126,782     4,656,252    11,465,485         5,045            --
                                           ------------- ------------- ------------- ------------- ------------- -------------
       Total financial liabilities         $ 20,760,446  $ 20,834,367  $  4,656,265  $ 11,493,080  $  4,611,101  $         --
                                           ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                 CARRYING VALUE     INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        15,800         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                             AGGREGATE      CARRYING                                                CARRYING
                                             FAIR VALUE      VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                            ------------- ------------- ------------- ------------- ------------- -------------
      Bonds:
        U.S. government securities          $    406,949  $    392,348  $    406,949  $         --  $         --  $         --
        Agencies not backed by the full
          faith and credit of the U.S.
          government                             766,625       735,192            --       766,625            --            --
        Foreign government securities             35,977        32,921            --        35,977            --            --
        Corporate securities                   9,585,912     9,114,503         4,329     8,291,088     1,290,495            --
        Asset-backed securities                  578,391       564,626            --       526,393        51,998            --
        CMBS                                   1,564,545     1,542,907            --     1,564,545            --            --
        RMBS                                   1,993,079     1,906,991            --     1,993,074             5            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total bonds                         14,931,478    14,289,488       411,278    13,177,702     1,342,498            --
      Common stock                               379,038       403,038       379,038            --            --        24,000
      Preferred stock                             92,284        88,688        15,739        76,545            --            --
      Mortgage loans                           3,009,176     3,006,051            --            --     3,009,176            --
      Derivative instruments:
        TBA derivative instruments                31,714        31,740            --        31,714            --            --
        Other derivative instruments             463,736       463,736         3,438       460,298            --            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total derivative instruments           495,450       495,476         3,438       492,012            --            --
      Policy loans                               561,845       465,444            --            --       561,845            --
      Short-term investments                       8,037         8,040         5,877         2,160            --            --
      Cash equivalents                           275,534       275,534       275,534            --            --            --
      Separate account assets                 25,484,738    25,484,738     4,904,223    20,579,629           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
          Total financial assets            $ 45,237,580  $ 44,516,497  $  5,995,127  $ 34,328,048  $  4,914,405  $     24,000
                                            ============= ============= ============= ============= ============= =============

      Deferred annuities                    $  1,824,786  $  1,831,947  $         --  $         --  $  1,824,786  $         --
      Other fund deposits                      2,183,873     2,197,565            --            --     2,183,873            --
      Supplementary contracts without life
        contingencies                            133,494       133,494            --            --       133,494            --
      Annuity certain contracts                   98,823        95,364            --            --        98,823            --
      Borrowed money                             370,360       370,000            --            --       370,360            --
      Derivative liabilities(1)                  109,415       106,415            13       109,402            --            --
      Separate account liabilities            16,731,642    16,731,642     4,904,223    11,826,533           886            --
                                            ------------- ------------- ------------- ------------- ------------- -------------
        Total financial liabilities         $ 21,452,393  $ 24,466,427  $  4,904,236  $ 11,935,935  $  4,612,222  $         --
                                            ============= ============= ============= ============= ============= =============

--------
     (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2017:

                                                      EFFECTIVE                          EXPLANATION FOR INVESTMENTS HELD AT
                                  CARRYING VALUE    INTEREST RATE      MATURITY DATE                     COST
                                 ----------------  -----------------  ----------------  ---------------------------------------
      Common stock               $        24,000         N/A                N/A             Nonmarketable FHLB membership

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

     Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

     When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

     For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)  INVESTMENTS

     BONDS AND COMMON STOCKS

     The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

     The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,650,755 and $1,864,729 agency backed RMBS and $30,282 and $42,261 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018, the Company had total direct subprime mortgage exposure of $119 with a fair value in excess of the carrying value of $114. As of December 31, 2017, the Company had total direct subprime mortgage exposure of $260 with a fair value in excess of carrying value of $220. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017 and 2016.

     The Company's asset-backed securities portfolio consists- of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                GROSS             GROSS
                                                           ADMITTED          UNREALIZED        UNREALIZED            FAIR
     DECEMBER 31, 2018                                    ASSET VALUE           GAINS            LOSSES              VALUE
     ------------------------------------------------  ----------------   ----------------  ----------------   ----------------
     U.S. government securities                        $       469,314    $        12,154   $           359    $       481,109
     Agencies not backed by the full faith and
       credit of the U.S. government                           818,015             15,071             7,407            825,679
     Foreign government securities                              43,444              1,869             1,074             44,239
     Corporate securities                                   10,402,409             98,957           333,210         10,168,156
     Asset-backed securities                                   567,660              5,299             8,653            564,306
     CMBS                                                    1,538,202              8,246            22,021          1,524,427
     RMBS                                                    1,681,037             48,587            10,383          1,719,241
                                                       ----------------   ----------------  ----------------   ----------------
       Total                                           $    15,520,081    $       190,183   $       383,107    $    15,327,157
                                                       ================   ================  ================   ================

     The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                               GROSS              GROSS
                                                           ADMITTED         UNREALIZED         UNREALIZED           FAIR
     DECEMBER 31, 2017                                    ASSET VALUE          GAINS             LOSSES             VALUE
     ------------------------------------------------  ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       392,348   $        14,896    $           295   $       406,949
     Agencies not backed by the full faith and
       credit of the U.S. government                           735,192            32,203                770           766,625
     Foreign government securities                              32,921             3,057                  1            35,977
     Corporate securities                                    9,114,503           487,107             15,698         9,585,912
     Asset-backed securities                                   564,626            15,078              1,313           578,391
     CMBS                                                    1,542,907            26,123              4,485         1,564,545
     RMBS                                                    1,906,991            87,914              1,826         1,993,079
                                                       ----------------  ----------------   ----------------  ----------------
       Total                                           $    14,289,488   $       666,378    $        24,388   $    14,931,478
                                                       ================  ================   ================  ================

     The amortized cost and estimated fair value of bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              ADMITTED              FAIR
                                                                                             ASSET VALUE           VALUE
                                                                                         ------------------  -----------------
     Due in one year or less                                                             $         205,408   $        207,334
     Due after one year through five years                                                       2,453,905          2,487,408
     Due after five years through ten years                                                      3,843,245          3,769,030
     Due after ten years                                                                         5,230,624          5,055,411
                                                                                         ------------------  -----------------
                                                                                                11,733,182         11,519,183
     Asset-backed and mortgage-backed securities                                                 3,786,899          3,807,974
                                                                                         ------------------  -----------------
       Total                                                                             $      15,520,081   $     15,327,157
                                                                                         ==================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                             AMORTIZED          UNREALIZED        SECURITY
                                                          FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $       148,447   $       148,500    $            53                 7
     Agencies not backed by the full faith and
       credit of the U.S. government                           206,407           210,316              3,909                43
     Foreign securities                                            119               126                  7                 1
     Corporate securities                                    5,396,088         5,663,116            267,028             1,051
     Asset-backed securities                                   205,859           209,647              3,788                46
     CMBS                                                      723,884           735,025             11,141                50
     RMBS                                                      439,275           445,371              6,096                73

                                                                                 DECEMBER 31, 2018
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,978   $         7,284    $           306                 8
     Agencies not backed by the full faith and
       credit of the U.S. government                            68,353            71,851              3,498                29
     Foreign securities                                          9,186            10,253              1,067                 1
     Corporate securities                                      804,263           870,445             66,182               167
     Asset-backed securities                                   155,957           160,822              4,865                52
     CMBS                                                      335,991           346,871             10,880                46
     RMBS                                                      133,156           137,443              4,287                56

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $        11,032   $        11,123    $            91                18
     Agencies not backed by the full faith and
       credit of the U.S. government                            52,394            52,678                284                21
     Foreign securities                                            217               218                  1                 1
     Corporate securities                                      585,249           591,188              5,939               165
     Asset-backed securities                                   150,389           151,147                758                57
     CMBS                                                      287,214           288,543              1,329                21
     RMBS                                                      183,768           184,649                881                29

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows (Continued):

                                                                                 DECEMBER 31, 2017
                                                       -----------------------------------------------------------------------
                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                            AMORTIZED          UNREALIZED        SECURITY
                                                         FAIR VALUE            COST              LOSSES           COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     U.S. government securities                        $         6,338   $         6,542    $           204                 6
     Agencies not backed by the full faith and
       credit of the U.S. government                            24,452            24,938                486                 8
     Corporate securities                                      479,308           489,067              9,759                84
     Asset-backed securities                                    52,880            53,435                555                21
     CMBS                                                      199,669           202,825              3,156                31
     RMBS                                                       62,052            62,997                945                37

     For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better).

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 98.2% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2018 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     BONDS AND COMMON STOCKS (CONTINUED)

     At December 31, 2018 and 2017, bonds with a carrying value of $8,026 and $7,984, respectively, were on deposit with various regulatory authorities as required by law.

     The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $395,121 and $403,038 as of December 31, 2018 and 2017, respectively.

     The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                LESS THAN 12 MONTHS
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $       139,932   $       155,648    $        15,716               119
     December 31, 2017                                          38,135            40,840              2,705                42

                                                                                12 MONTHS OR GREATER
                                                       -----------------------------------------------------------------------
                                                                              CARRYING          UNREALIZED         SECURITY
                                                         FAIR VALUE             VALUE             LOSSES            COUNT
                                                       ----------------  ----------------   ----------------  ----------------
     December 31, 2018                                 $         1,028   $         1,754    $           726                 3
     December 31, 2017                                           5,311             6,443              1,132                10

     Common stocks with unrealized losses at December 31, 2018 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,614,864 and $3,006,051 at December 31, 2018 and 2017, respectively.

     All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $196,774 and $146,700 were sold during 2018 and 2017, respectively.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                 2018              2017
                                           ----------------  ----------------
       Industrial                          $     1,131,328   $       964,348
       Office buildings                            564,110           472,882
       Retail facilities                           965,565           725,566
       Apartment                                   636,072           571,227
       Other                                       317,789           272,028
                                           ----------------  ----------------
         Total                             $     3,614,864   $     3,006,051
                                           ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                              2018               2017              2016
                                                        ----------------   ----------------  ----------------
       Balance at beginning of year                     $           204    $         1,700   $         1,485
         Addition to (reduction in) allowance                        (4)            (1,496)              215
                                                        ----------------   ----------------  ----------------
       Balance at end of year                           $           200    $           204   $         1,700
                                                        ================   ================  ================

     As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     As of December 31, 2018 and 2017, there were no nonperforming loans.

     There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. There were two restructured loans with a total carrying value of $1,426 in the office buildings class at December 31, 2017. For the years ended December 31, 2018, 2017 and 2016, the Company recognized total interest income of $73, $74 and $389, respectively, and recognized $73, $74 and $389, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2018. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2018.

     Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

     The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:


                                                                           2018               2017
                                                                     ----------------  -----------------
       Number of loans contributed to wholly-owned subsidiaries                    1                  --

       Carrying value of mortgage loans upon contribution            $         5,573   $              --
       Loss recognized upon contribution                                          --                  --

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location
     - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2018                    DECEMBER 31, 2017
                                                      -----------------------------------  -----------------------------------
                                                           CARRYING           PERCENT           CARRYING           PERCENT
                                                            VALUE            OF TOTAL            VALUE            OF TOTAL
                                                      -----------------  ----------------  -----------------  ----------------
       Alternative investments:
         Private equity funds                         $        436,727              64.2%  $        411,013              64.2%
         Mezzanine debt funds                                  243,014              35.8%           228,495              35.7%
         Hedge funds                                                --               0.0%               276               0.1%
                                                      -----------------  ----------------  -----------------  ----------------
           Total alternative investments              $        679,741             100.0%  $        639,784             100.0%
                                                      =================  ================  =================  ================

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       617,612    $       571,081   $       541,286
       Common stocks - unaffiliated                                                13,537             16,138            13,063
       Mortgage loans                                                             142,129            125,803           115,965
       Policy loans                                                                28,151             26,941            25,965
       Short-term investments                                                       3,858              1,457               532
       Derivative instruments                                                       2,426              5,501             8,194
       Other invested assets                                                       62,944             56,252            45,398
                                                                          ----------------   ----------------  ----------------
                                                                                  870,657            803,173           750,403
       Capitalization (amortization) of IMR                                        (4,702)              (886)            1,155
       Investment expenses                                                        (73,545)           (53,842)          (46,793)
                                                                          ----------------   ----------------  ----------------
           Total                                                          $       792,410    $       748,445   $       704,765
                                                                          ================   ================  ================

     Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $2, $49 and $61 in 2018, 2017 and 2016, respectively, and was excluded from net investment income.

     NET REALIZED CAPITAL GAINS (LOSSES)

     Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                               2018               2017              2016
                                                                          ----------------   ----------------  ----------------
       Bonds                                                              $       (52,496)   $        23,504   $        15,122
       Common stocks - unaffiliated                                                 6,752             18,990             4,086
       Foreign currency exchange                                                     (361)            (3,437)             (626)
       Derivative instruments                                                     137,093            146,476           (92,651)
       Other invested assets                                                       57,376            209,166            26,560
                                                                          ----------------   ----------------  ----------------
                                                                                  148,364            394,699           (47,506)
       Amount transferred to (from) the IMR, net of taxes                          43,515            (16,474)           (8,134)
       Income tax benefit (expense)                                                (5,459)          (108,015)          (12,284)
                                                                          ----------------   ----------------  ----------------
         Total                                                            $       186,420    $       270,210   $       (67,924)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET REALIZED CAPITAL GAINS (LOSSES) (CONTINUED)

     Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                       2018               2017              2016
                                                 ----------------   ----------------  ----------------
       Bonds:
         Gross realized gains                    $        17,070    $        49,294   $        46,426
         Gross realized losses                           (67,192)           (18,705)          (30,103)
       Common stocks:
         Gross realized gains                    $        18,383    $        30,265   $        19,587
         Gross realized losses                           (11,504)           (10,444)          (14,921)

     Proceeds from the sales of bonds amounted to $3,026,974, $3,094,951, and $3,242,161 for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company recognized the following wash sales with a NAIC designation of 3 or below, or unrated for the year ended December 31, 2018:

                                                                CARRY VALUE          COST OF
                                               NUMBER OF       OF SECURITIES       SECURITIES
                                             TRANSACTIONS          SOLD            REPURCHASED          GAIN
                                           ----------------  ----------------   ----------------  ----------------
       Common stocks                                   425   $        12,403    $        12,330   $           173

     OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                 2018               2017              2016
                                                            ----------------   ----------------  ----------------
       Bonds:
         U.S. government securities                         $           523    $           709   $           654
         Corporate securities                                         1,849              6,003               529
         Asset-backed securities                                         --                321                --
         RMBS                                                             2                 12                18
       Common stocks                                                    127                831               577
       Other invested assets                                          4,232             13,597             6,641
                                                            ----------------   ----------------  ----------------
           Total other-than-temporary impairments           $         6,733    $        21,833   $         8,419
                                                            ================   ================  ================

     In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016. The remaining OTTI recorded in 2018, 2017and 2016 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

     The following table summarizes loan-backed and structured securities held by the Company at December 31, 2018 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2018:

                                                                                                                    DATE OF
                                BOOK / ADJUSTED       PRESENT                                                      FINANCIAL
                                 CARRYING VALUE       VALUE OF                      AMORTIZED                      STATEMENT
                                 AMORTIZED COST      PROJECTED      RECOGNIZED     COST AFTER    FAIR VALUE AT       WHERE
     CUSIP                        BEFORE OTTI        CASH FLOWS        OTTI           OTTI       TIME OF OTTI       REPORTED
     -----------------------  -------------------  -------------  -------------- -------------- --------------  ---------------
     999A51525                $            4,714   $      4,661   $          53  $       4,661  $       4,661     06/30/2018
     999A51525                             4,444          4,348              96          4,348          4,378     09/30/2018
     999A51525                             3,866          3,790              76          3,790          3,790     12/31/2018
     073914C27                             1,000            621             379            621            621     12/31/2018
     073914C35                             2,872          1,735           1,137          1,735          1,735     12/31/2018

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(5)  INVESTMENTS (CONTINUED)

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

                                                          2018              2017               2016
                                                    ----------------  ----------------  -----------------
       Bonds                                        $           (14)  $         3,466   $            553
       Common stocks - unaffiliated                         (41,375)           17,926             15,191
       Common stocks - affiliated                             3,668             6,872                649
       Other invested assets                                 25,195          (127,769)            23,998
       Derivative instruments                              (309,115)           79,055            105,274
       Other                                                 (6,467)           (4,797)            (6,858)
       Deferred tax asset                                    70,304             2,148            (44,056)
                                                    ----------------  ----------------  -----------------
          Total                                     $      (257,804)  $       (23,099)  $         94,751
                                                    ================  ================  =================

     Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                         2018              2017
                                                                    ----------------  ----------------
       Cost                                                         $       369,777   $       336,319
       Gross unrealized gains                                                41,786            70,556
       Gross unrealized losses                                              (16,442)           (3,837)
                                                                    ----------------  ----------------
         Admitted asset value                                       $       395,121   $       403,038
                                                                    ================  ================

(6)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows.

     Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)


                        MINNESOTA LIFE INSURANCE COMPANY

              NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
                                 (IN THOUSANDS)

(6)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                             DECEMBER 31, 2018                        DECEMBER 31, 2017
                                                   ---------------------------------------- ----------------------------------------
                                                                         FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                                   ------------------------                  -----------------------
     UNDERLYING RISK                                 NOTIONAL                   LIABILITIES    NOTIONAL                  LIABILITIES
     EXPOSURE               INSTRUMENT TYPE           AMOUNT         ASSETS         (1)         AMOUNT        ASSETS         (1)
     ---------------- --------------------------   -------------   ----------  ------------ -------------   ----------  ------------

     Interest rate    Interest rate swaps          $     293,500   $   13,079  $      2,356 $     411,500   $   24,951  $         53
                      Interest rate swaptions          3,624,000          610            --     2,908,000        4,493            --
                      Interest rate futures              354,000            5             5       366,550           10            10
                      Interest rate caps                      --           --            --       100,000           --            --
                      TBAs                                36,840       36,901            --        31,045       31,714            --
     Equity market    Equity futures                     479,052            5             5       418,431            3             3
                      Equity options                  11,864,791       99,438        25,242     9,833,025      434,278       109,349
                                                   -------------   ----------  ------------ -------------   ----------  ------------
        Total derivatives                          $  16,652,183   $  150,038  $     27,608 $  14,068,551   $  495,449  $    109,415
                                                   =============   ==========  ============ =============   ==========  ============

--------
     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

      The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

      Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

      The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

      Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

      Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

      Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

      Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                        DECEMBER 31, 2018
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)                INCOME           GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             1,288   $             2,585  $           (13,565)
        Interest rate swaptions                                                (3,863)                   --                  808
        Interest rate futures                                                  (2,923)                   --                1,136
        Interest rate caps                                                         --                  (159)                 159
        TBAs                                                                      (79)                   --                   --
        Foreign currency forwards                                                 (15)                   --                   --
        Equity futures                                                         (8,611)                   --               13,529
        Equity options                                                        151,296                    --             (311,182)
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           137,093   $             2,426  $          (309,115)
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2017
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $               613   $             5,861  $            (3,287)
        Interest rate swaptions                                                (1,541)                   --               (1,668)
        Interest rate futures                                                   4,572                    --                  944
        Interest rate caps                                                         --                  (414)                 366
        TBAs                                                                     (102)                   --                   --
        Foreign currency swaps                                                  3,786                    54               (4,457)
        Foreign currency forwards                                               1,794                    --                   --
        Equity futures                                                        (38,683)                   --                1,777
        Equity options                                                        176,037                    --               85,380
                                                                  --------------------  -------------------- -------------------
          Total gains recognized from derivatives                 $           146,476   $             5,501  $            79,055
                                                                  ====================  ==================== ===================

                                                                                         DECEMBER 31, 2016
                                                                  ---------------------------------------------------------------
                                                                     NET REALIZED                                NET CHANGE IN
                                                                   INVESTMENT GAINS       NET INVESTMENT       UNREALIZED CAPITAL
                                                                       (LOSSES)               INCOME            GAINS AND LOSSES
                                                                  --------------------  -------------------- --------------------
        Interest rate swaps                                       $             6,251   $             8,057  $            (3,971)
        Interest rate swaptions                                                   773                    --                 (611)
        Interest rate futures                                                  (3,633)                   --               (1,556)
        Interest rate caps                                                         --                  (415)                 300
        TBAs                                                                      642                    --                   --
        Foreign currency swaps                                                    (19)                  552                 (559)
        Foreign currency forwards                                                   1                    --                 (721)
        Equity futures                                                        (41,771)                   --               (3,723)
        Equity options                                                        (54,895)                   --              116,115
                                                                  --------------------  -------------------- -------------------
          Total gains (losses) recognized from derivatives        $           (92,651)  $             8,194  $           105,274
                                                                  ====================  ==================== ===================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

      The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

      The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

      The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $78,543 and $360,247 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $35,580 and $26,322 at December 31, 2018 and 2017, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)   SEPARATE ACCOUNTS

      Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.

      The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

      Information regarding the separate accounts of the Company was as follows:

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Premiums, considerations or deposits for
        year ended December 31, 2018              $        158,523   $             --   $      2,973,341   $      3,131,864
                                                  =================  =================  =================  =================

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 For
        accounts with assets at:
          Fair value                              $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

      Information regarding the separate accounts of the Company was as follows (Continued):

                                                     NON-INDEXED
                                                   GUARANTEE LESS       NON-INDEXED
                                                   THAN / EQUAL TO       GUARANTEE            NON-
                                                         4%             MORE THAN 4%       GUARANTEED           TOTAL
                                                  -----------------  -----------------  -----------------  -----------------
      Reserves at December 31, 2018 By withdrawal
        characteristics:
          With fair value adjustment               $       558,722   $          2,506   $             --   $        561,228
          At fair value                                     26,012                 --         23,221,762         23,247,774
          Not subject to discretionary withdrawal           16,322                 --             13,115             29,437
                                                  -----------------  -----------------  -----------------  -----------------
           Total                                  $        601,056   $          2,506   $     23,234,877   $     23,838,439
                                                  =================  =================  =================  =================

      The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

      Reconciliation of net transfer to (from) separate accounts:

                                                                                                                       2018
                                                                                                                  ----------------
         Transfers as reported in the summary of operations of the Annual Statement of the Separate
           Accounts:
             Transfers to separate accounts                                                                       $     3,131,864
             Transfers from separate accounts                                                                          (2,805,413)
                                                                                                                  ----------------
               Net transfers to (from) separate accounts                                                                  326,451

         Reconciling adjustments:
           Investment expenses and other activity not included in transfers out in Annual Statement of the
             Separate Accounts                                                                                           (174,612)
           Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  275,708
           Fees associated with charges for investment management and contract guarantees                                (109,026)
                                                                                                                  ----------------
             Total reconciling adjustments                                                                                 (7,930)
                                                                                                                  ----------------
               Total transfers reported in the statutory statements of operations                                 $       318,521
                                                                                                                  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES

      Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2018 and 35% in 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                      2018                   2017                    2016
                                                              ---------------------   --------------------   ---------------------
         Provision computed at statutory rate                 $              8,213    $           142,346    $             57,599
         IMR amortization                                                      987                    310                    (404)
         Dividends received deduction                                      (21,686)               (24,957)                (28,301)
         Tax credits                                                        (7,903)                (6,698)                 (5,560)
         Sale of subsidiary                                                     --                (64,700)                     --
         Policyholder liabilities                                           (2,133)                    --                      --
         Non-admitted assets                                                (3,080)                17,824                     795
         Tax Cuts and Jobs Act of 2017 adjustment                               --                130,263                      --
         Expense adjustments and other                                        (233)                (1,258)                   (388)
                                                              ---------------------   --------------------   ---------------------
           Total tax                                          $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

         Federal income taxes incurred                        $              2,442    $             4,275    $             61,828
         Tax on capital losses/gains                                         5,459                108,015                  12,283
         Change in net deferred income taxes                               (33,736)                80,840                 (50,370)
                                                              ---------------------   --------------------   ---------------------
           Total statutory income taxes                       $            (25,835)   $           193,130    $             23,741
                                                              =====================   ====================   =====================

      The components of incurred income tax expense for the years ended December 31 were as follows:

                                                                        2018                   2017                    2016
                                                             ---------------------   --------------------   ---------------------
         Tax on income                                       $             16,278    $            12,208    $             67,216
         Tax credits                                                       (7,903)                (6,698)                 (5,560)
         Tax on capital losses/gains                                        5,459                108,015                  12,283
         Other taxes                                                       (5,933)                (1,235)                    172
                                                             ---------------------   --------------------   ---------------------
           Total incurred income tax expense                 $              7,901    $           112,290    $             74,111
                                                             =====================   ====================   =====================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2018                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          408,277   $           18,748   $          427,025
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            294,732               18,748              313,480
        Deferred tax liabilities                                           (130,038)             (46,229)            (176,267)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          164,694   $          (27,481)  $          137,213
                                                                 ===================  ===================  ===================

        DECEMBER 31, 2017                                             ORDINARY             CAPITAL               TOTAL
        -------------------------------------------------------  -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          307,006   $           44,247   $          351,253
        Deferred tax assets non-admitted                                         --                   --                   --
                                                                 -------------------  -------------------  -------------------
                                                                            307,006               44,247              351,253
        Deferred tax liabilities                                           (127,143)             (76,872)            (204,015)
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          179,863   $          (32,625)  $          147,238
                                                                 ===================  ===================  ===================

                                                                       CHANGE               CHANGE               CHANGE
                                                                      ORDINARY              CAPITAL               TOTAL
                                                                 -------------------  -------------------  -------------------
        Gross deferred tax assets                                $          101,271   $          (25,499)  $           75,772
        Deferred tax assets non-admitted                                   (113,545)                  --             (113,545)
                                                                 -------------------  -------------------  -------------------
                                                                            (12,274)             (25,499)             (37,773)
        Deferred tax liabilities                                             (2,895)              30,643               27,748
                                                                 -------------------  -------------------  -------------------
          Net admitted deferred tax asset                        $          (15,169)  $            5,144   $          (10,025)
                                                                 ==================  ===================  ===================

      The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

        DECEMBER 31, 2018                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------  --------------
        Federal income taxes paid in prior years recoverable through loss
          carrybacks                                                             $          --  $      10,303   $      10,303
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                  126,391            519         126,910
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                  168,341          7,926         176,267
                                                                                 -------------- --------------  --------------
            Deferred tax assets admitted                                         $     294,732  $      18,748   $     313,480
                                                                                 ============== ==============  ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        DECEMBER 31, 2017                                                          ORDINARY        CAPITAL          TOTAL
        -----------------------------------------------------------------------  -------------- --------------- --------------
        Federal income taxes paid in prior years recoverable through loss        $           -- $        38,406 $       38,406
          carrybacks
        Adjusted gross deferred tax assets expected to be realized within
          three years                                                                   109,045              --        109,045
        Adjusted gross deferred tax assets offset by gross deferred tax
          liabilities                                                                   197,961           5,841        203,802
                                                                                 -------------- --------------- --------------
            Deferred tax assets admitted                                         $      307,006 $        44,247 $      351,253
                                                                                 ============== =============== ==============

      The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $429,711.

      The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                            2018                  2017
                                                                                      -----------------    ------------------
       Ratio percentage                                                                             917%                1012%
       Capital and surplus used                                                       $       2,664,636    $       2,860,843

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The availability of tax planning strategies resulted in an increase of the Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

      The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 1% as of December 31, 2017 of which all was capital for tax purposes.

      The Company did not use any reinsurance tax planning strategies.

      The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                 2018              2017
                                                                                           -----------------  -----------------
         Deferred tax assets:
          Ordinary:
           Policyholder liabilities                                                        $        146,038   $        106,842
           Investments                                                                               40,837                 --
           Deferred acquisition costs                                                               170,997            151,887
           Pension and postretirement benefits                                                       13,238             13,584
           Non-admitted assets                                                                       28,393             25,313
           Other                                                                                      8,774              9,380
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax assets                                                     408,277            307,006
         Non-admitted ordinary deferred tax assets                                                 (113,545)                --
                                                                                           -----------------  -----------------
               Admitted ordinary deferred tax asset                                                 294,732            307,006
         Capital:
           Investments                                                                               15,395             43,358
           Net unrealized capital losses                                                              3,353                889
                                                                                           -----------------  -----------------
             Gross capital deferred tax assets                                                       18,748             44,247
         Non-admitted capital deferred tax assets                                                        --                 --
                                                                                           -----------------  -----------------
         Admitted capital deferred tax asset                                                         18,748             44,247
                                                                                           -----------------  -----------------
               Admitted deferred tax assets                                                         313,480            351,253

         Deferred tax liabilities:
         Ordinary:
           Investments                                                                                8,991              7,983
           Fixed assets                                                                               6,992              5,885
           Deferred and uncollected premium                                                          30,311             30,630
           Policyholder liabilities                                                                  55,993             62,198
           Computer software                                                                          9,557              8,289
           Other                                                                                     18,194             12,158
                                                                                           -----------------  -----------------
             Gross ordinary deferred tax liabilities                                                130,038            127,143
         Capital:
           Investments                                                                                  162              2,513
           Net unrealized capital gains                                                              46,067             74,359
                                                                                           -----------------  -----------------
             Gross capital deferred tax liabilities                                                  46,229             76,872
                                                                                           -----------------  -----------------
               Gross deferred tax liabilities                                                       176,267            204,015
                                                                                           -----------------  -----------------
                 Net deferred tax asset                                                    $        137,213   $        147,238
                                                                                           =================  =================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

      The change in net deferred income taxes is comprised of the following:

                                                                           2018                2017               CHANGE
                                                                     ------------------  ------------------  ------------------

         Total deferred tax assets                                   $         427,025   $         351,253   $          75,772
         Total deferred tax liabilities                                       (176,267)           (204,015)             27,748
                                                                     ------------------  ------------------  ------------------
         Change in net deferred income tax                           $         250,758   $         147,238             103,520
                                                                     ==================  ==================
         Tax effect of deferred tax asset / deferred tax
           liability on unrealized capital gains (losses)                                                              (70,304)
         Tax effect of deferred tax asset on liability for
           pension benefits                                                                                                951
                                                                                                             ------------------
         Change in net deferred tax as reported in surplus                                                              34,167
         Tax effect of deferred tax asset on statutory goodwill                                                           (431)
                                                                                                             ------------------
         Change in net deferred income tax asset                                                             $          33,736
                                                                                                             ==================

      As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $61,537 are available for recovery in the event of future net losses.

      The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.

      A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                               2018                2017
                                                                                         ------------------  ------------------
         Balance at beginning of year                                                    $           4,221   $           4,067
         Additions based on tax positions related to current year                                      216               1,118
         Additions (reductions) for tax positions of prior years                                      (833)               (964)
                                                                                         ------------------  ------------------
           Balance at end of year                                                        $           3,604   $           4,221
                                                                                         ==================  ==================

      Included in the balance of unrecognized tax benefits at December 31, 2018 are potential benefits of $3,604 that, if recognized, would affect the effective tax rate on income from operations.

      As of December 31, 2018, accrued interest and penalties of $169 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $30 is recognized as a current income tax benefit on the statutory statements of operations.

      At December 31, 2018, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

      On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

      The NAIC's Statement of Statutory Accounting Principle No. 101--Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC's Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act(INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

      The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted DTAs for the year ended December 31, 2017.

      A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immmaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

      The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

      All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018 and an amended 2016 tax return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016 or 2017 consolidated tax returns.

(9)   RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $27,095, $25,034 and $22,011 in 2018, 2017 and
      2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $11,624 and $10,606, respectively.

      The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,152, $1,200 and $1,157 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also recognized commission expense of $95,955, $93,911 and $104,747 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized commissions payable to SFS in the amounts of $1,943 and $2,223 for the years as of December 31, 2018 and 2017, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2018 and 2017, the amounts transferred were $16,577 and $15,872, respectively.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2018 and 2017, the amount payable to the Company was $16,428 and $34,648, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2018, 2017 and 2016 were $116,194, $130,322 and
     $121,768, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2018, 2017 and 2016 was $2,605, $18,730 and $21,620, respectively, and the amount payable to SFG at December 31, 2018 and 2017 was $5,706 and $13,432, respectively. Settlements are made quarterly.

     Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property Management, Inc. See Note 16 for related details.

     The Company has two group variable universal life policies with SFG. The Company received premiums of $8,640, $7,664 and $7,664 in 2018, 2017 and 2016, respectively, for these policies. The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017 and 2016. As of December 31, 2018 and 2017, reserves held under these policies were $71,518 and $66,076, respectively.

     Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,844, $11,412 and $10,992 in 2018, 2017 and
     2016, respectively.

     CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,514, $3,828 and $4,477 in 2018, 2017 and 2016, respectively.

     The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations. For the years ended December 31, 2018, 2017 and 2016, the amount of interest income recognized was $2,562 and $2,584, respectively.

     The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2018, 2017 and 2016, the Company recognized $5,128, $5,521 and $3,300, respectively of income from conversions. The amount receivable from Securian Life at December 31, 2018 and 2017 was $4,383 and $1,799, respectively. These amounts are settled quarterly.

     The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,860, $10,277 and $10,798 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2018, 2017 and 2016, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2018 and 2017 was $(3,314) and $1,198, respectively. Depending on Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

     The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2018, 2017 and 2016, the Company sold $40,200, $24,000 and $9,000, respectively, of mortgage loans to Securian Life.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(9)  RELATED PARTY TRANSACTIONS (CONTINUED)

     The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                    2018              2017
                                                                                             ----------------  ----------------
         Admitted assets:
           Premiums deferred and uncollected                                                 $       103,648   $       104,095
                                                                                             ----------------  ----------------
             Total assets                                                                    $       103,648   $       104,095
                                                                                             ================  ================

         Liabilities
           Policy reserves:
             Life insurance                                                                  $        60,283   $        44,876
             Accident and health                                                                       1,031               796
           Policy claims in process of settlement                                                    164,107           137,399
           Other policy liabilities                                                                      127               107
           Accrued commissions and expenses                                                            8,471             8,514
                                                                                             ----------------  ----------------
               Total liabilities                                                             $       234,019   $       191,692
                                                                                             ================  ================

     For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                2018               2017              2016
                                                                          ----------------   ----------------  ----------------
      Revenues:
        Premiums                                                          $       637,616    $       564,737   $       399,280
                                                                          ----------------   ----------------  ----------------
          Total revenues                                                          637,616            564,737           399,280

      Benefits and expenses:
        Policyholder benefits                                                     562,402            483,995           384,807
        Commission expense                                                         56,184             49,780            35,528
                                                                          ----------------   ----------------  ----------------
          Total benefits and expenses                                             618,586            533,775           420,335
                                                                          ----------------   ----------------  ----------------
            Net income (loss)                                             $        19,030    $        30,962   $       (21,055)
                                                                          ================   ================  ================

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
     EXPENSES

     Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
         Balance at January 1                                             $        613,399   $       550,728   $       566,182
           Less: reinsurance recoverable                                           526,764           469,933           481,986
                                                                          -----------------  ----------------  ----------------
         Net balance at January 1                                                   86,635            80,795            84,196
         Incurred related to:
           Current year                                                            119,526            96,215            95,840
           Prior years                                                               7,564             6,307             5,861
                                                                          -----------------  ----------------  ----------------
         Total incurred                                                            127,090           102,522           101,701
                                                                          -----------------  ----------------  ----------------
         Paid related to:
           Current year                                                             51,180            49,196            53,470
           Prior years                                                              54,879            47,486            51,632
                                                                          -----------------  ----------------  ----------------
         Total paid                                                                106,059            96,682           105,102
                                                                          -----------------  ----------------  ----------------
         Net balance at December 31                                                107,666            86,635            80,795
           Plus: reinsurance recoverable                                           493,136           526,764           469,933
                                                                          -----------------  ----------------  ----------------
         Balance at December 31                                           $        600,802   $       613,399   $       550,728
                                                                          =================  ================  ================

     The liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $2,766 and $2,103, respectively, and is included in the table above.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased $7,564, $6,307, $5,861 in 2018, 2017 and 2016, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

     The Company incurred $5,222 and paid $4,559 of claim adjustment expenses in the current year, of which $1,416 of the paid amount was attributable to insured and covered events of prior years.

(11) BUSINESS COMBINATIONS AND GOODWILL

     Aggregate goodwill related to acquisitions made in prior years was $37,325 and $43,709 as of December 31, 2018 and 2017, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,384, $6,400 and $6,617 for the year ended December 31, 2018, 2017 and 2016, respectively.

(12) PENSION PLANS AND OTHER RETIREMENT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                  PENSION BENEFITS                     OTHER BENEFITS
                                                        -----------------------------------  ----------------------------------
                                                              2018               2017              2018              2017
                                                        ----------------  -----------------  ----------------  ----------------
         Change in benefit obligation:
         Benefit obligation at beginning of year        $        48,093   $         45,521   $         4,951   $         5,181
         Service cost                                                --                 --               172               193
         Interest cost                                            1,982              1,969               169               195
         Actuarial loss (gain)                                   (4,112)             3,246              (343)             (423)
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Benefit obligation at end of year              $        43,688   $         48,093   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Change in plan assets:
         Fair value of plan assets at beginning of
           year                                         $        45,519   $         43,949   $            --   $            --
         Actual return on plan assets                             1,608              1,563                --                --
         Employer contribution                                    2,282              2,650               456               195
         Benefits paid                                           (2,275)            (2,643)             (456)             (195)
                                                        ----------------  -----------------  ----------------  ----------------
         Fair value of plan assets at end of year       $        47,134   $         45,519   $            --   $            --
                                                        ================  =================  ================  ================
         Funded status                                  $         3,446   $         (2,574)  $        (4,493)  $        (4,951)

         Assets:
         Prepaid plans assets                           $         9,592   $             --   $            --   $            --
         Overfunded plan assets                                  (6,146)                --                --                --
                                                        ----------------  -----------------  ----------------  ----------------
           Total assets                                           3,446                 --                --                --
         Liabilities recognized:
         Accrued benefit costs                                       --             (8,442)            8,729             9,527
         Liability for benefits                                      --             11,016            (4,236)           (4,576)
                                                        ----------------  -----------------  ----------------  ----------------
           Total liabilities recognized                 $            --   $          2,574   $         4,493   $         4,951
                                                        ================  =================  ================  ================

         Unrecognized liabilities                       $        (3,446)  $         11,016   $        (4,236)  $        (4,576)

         Weighted average assumptions used to
           determine benefit obligations:
         Discount rate                                             4.34%              3.66%             4.34%             3.66%
         Rate of compensation increase                               --                 --                --                --

         Weighted average assumptions used to
           determine net periodic benefit costs:
         Expected long-term return on plan assets                  3.75%              4.00%               --                --
         Discount rate                                             3.66%              3.82%             3.66%             3.82%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                                         PENSION BENEFITS                 OTHER BENEFITS
                                                                  ------------------------------  ------------------------------
                                                                       2018            2017            2018            2017
                                                                  --------------  --------------  -------------   --------------
         Components of net periodic benefit costs:
         Service cost                                             $          --   $          --   $        172    $         193
         Interest cost                                                    1,982           1,969            169              195
         Expected return on plan assets                                  (1,707)         (1,758)            --               --
         Amount of prior service cost recognized                             --              --           (478)            (151)
         Amount of recognized actuarial loss (gain)                         857             449           (205)            (167)
                                                                  --------------  --------------  -------------   --------------
             Net periodic benefit cost                            $       1,132   $         660   $       (342)   $          70
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus recognized as components
           of net periodic benefit costs:
         Items not yet recognized as a component of net
           periodic benefit cost - prior year                     $      11,016   $       8,024   $     (4,576)   $      (4,471)
         Net prior service (cost) credit recognized                          --              --            478              151
         Net (gain) loss arising during the period                       (4,013)          3,441           (343)            (423)
         Net gain (loss) recognized                                        (857)           (449)           205              167
                                                                  --------------  --------------  -------------   --------------
           Items not yet recognized as a component of net
             periodic benefit cost - current year                 $       6,146   $      11,016   $     (4,236)   $      (4,576)
                                                                  ==============  ==============  =============   ==============

         Amounts in unassigned surplus expected to be
           recognized in the next fiscal year as components of
           net periodic benefit cost:
         Net prior service cost (credit)                          $          --   $          --   $       (478)   $        (478)
         Net recognized (gains) losses                                      205             887           (202)            (204)

         Amounts in unassigned surplus that have not yet been
           recognized as components of net periodic benefit
           cost:
         Net prior service cost (credit)                          $          --   $          --   $     (1,561)   $      (2,039)
         Net recognized (gains) losses                                    6,146          11,016         (2,675)          (2,537)

         Accumulated benefit obligation                           $      43,688   $      48,093   $      4,493    $       4,951

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company updated its assumptions as of December 31, 2018 and December 31, 2017 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

     Estimated future benefit payments for pension and other postretirement benefits:

                                                             PENSION            OTHER
                                                            BENEFITS          BENEFITS
                                                        ----------------  ----------------
         2019                                           $         2,600   $           283
         2020                                                     2,562               291
         2021                                                     2,588               298
         2022                                                     2,666               313
         2023                                                     2,812               316
         2024 - 2028                                             14,012             1,517

     For measurement purposes, a 6.90% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2018. The rate was assumed to decrease gradually to 4.40% for 2074 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2018 and 2017. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2018 by $28 and the estimated service cost and interest cost components of net periodic benefit costs for 2018 by $2. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2018 by $25 and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 2018 by $2.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December 31, 2018 and 2017. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(12) PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The Company is required to categorize its financial assets and financial liabilities recorded on the statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets for identical or similar assets and liabilities.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value:

           DECEMBER 31, 2018                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        47,134   $        47,134

           DECEMBER 31, 2017                                 LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
           -------------------------------------------  ----------------  -----------------  ----------------  ----------------
           Insurance company general account            $            --   $             --   $        45,519   $        45,519

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     PROFIT SHARING PLANS

     The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2018, 2017 and 2016 of $1,351, $1,426 and $1,493, respectively.

(13) CAPITAL AND SURPLUS AND DIVIDENDS

     During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647. During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of common stock in the amount of $2,000 during the year ended December 31, 2016.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by Minnesota Life Insurance Company without prior regulatory approval is $284,897.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(13) CAPITAL AND SURPLUS AND DIVIDENDS (CONTINUED)

     For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507. During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the year ended December 31, 2016, there were no capital contributions from SFG to the Company.

     Other than noted above, there are no restrictions placed on the Company's unassigned surplus, including for whom the surplus is being held.

     The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(14) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $1,443,151 and $1,401,358, respectively.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                 2018              2017              2016
                                                                          -----------------  ----------------  ----------------
           Direct premiums and annuity considerations                     $      7,617,352   $     7,734,636   $     6,498,672
           Reinsurance assumed                                                     662,543           589,467           421,054
           Reinsurance ceded                                                      (733,257)         (737,458)         (680,525)
                                                                          -----------------  ----------------  ----------------
             Total premiums and annuity considerations                    $      7,546,638   $     7,586,645   $     6,239,201
                                                                          =================  ================  ================

     The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 which is included in the reinsurance assumed information above.

     Reinsurance recoveries on ceded reinsurance contracts were $569,139, $529,556 and $587,481 during 2018, 2017 and 2016, respectively.

     For the years ended December 31, 2018, 2017 and 2016, net goodwill amortization on reinsurance transactions was $0.

     As of December 31, 2018, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

         COMPANY REPRESENTATIVE                                                                REINSURER
         ----------------------------------------------------------  ------------------------------------------------------------
         Agent of the Company                                        Argent Reinsurance, LTD
         Agent of the Company                                        Futural Life Insurance Company
         Agent of the Company                                        WFI Reinsurance, LTD
         Agent of the Company                                        Atlantic Security Life Insurance Company, LTD
         Administrative representative of the Company                Southwest Business Corporation

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(15) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2018 and 2017, these securities were reported at $36,901 and $31,714, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $432,373 as of December 31, 2018. The Company estimates that $173,000 of these commitments will be invested in 2019, with the remaining $259,373 invested over the next four years.

     As of December 31, 2018, the Company had committed to originate mortgage loans totaling $250,875 but had not completed the originations.

     As of December 31, 2018, the Company had committed to purchase bonds totaling $76,640 but had not completed the purchase transactions.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2018 and 2017, the assets held in trust were $567,327 and $559,417, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2018 and 2017, this liability was $996 and $941, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,847 and $3,897 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(16) LEASES

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 and 2016 was $7,499 and $8,416, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2019, $1,444; 2020, $1,248; 2021, $900; 2022, $687; 2023,
     $523. Income from these leases was $3,754, $2,189 and $1,912 for the years ended December 31, 2018, 2017 and 2016, respectively and is reported in net investment income on the statutory statements of operations.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(17) BORROWED MONEY

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by RMBS bonds which are included in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded in net investment income on the statutory statements of operations.

     As of December 31, 2018 and 2017, the balance of the reverse repurchase agreements was $0 and $20,000, respectively. The Company pledged $0 and $19,987 of bonds as collateral as of December 31, 2018 and 2017, respectively. The accrued interest was $0 and $54, respectively, as of December 31, 2018 and 2017. The reverse repurchase agreements and accrued interest are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2018, the Company had entered into agreements with face amount and carrying value totaling $145,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2018 have a maturity of one and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 1.51% to 2.67% during 2018. The Company paid $5,364, $4,110 and $1,896 in interest in 2018, 2017 and 2016, respectively, and accrued interest of $781 and $360 at December 31, 2018 and 2017, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2018 and 2017, the maximum amount borrowed from the FHLB was $350,000 and $495,000, respectively.

     The Company pledged $919,901 of bonds as collateral for FHLB borrowings as of December 31, 2018. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $642,125 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during 2018 and 2017 was $925,924 and $875,742, respectively.

     As of December 31, 2018 and 2017, the Company held FHLB Class A membership stock of $10,000 and the FHLB activity stock of $5,800. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) SURPLUS NOTES

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2018 and 2017, the balance of the surplus notes was $118,000.

     The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2018 and 2017. The interest paid in 2018, 2017 and 2016 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2018 was $238,134. Interest is included in net investment income in the statutory statements of operations.

(19) RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

     The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $523,401 which represented 27.2% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY

                                 (IN THOUSANDS)

(20) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     As of December 31, 2018:

                                                                                                   AMOUNT          % OF TOTAL
                                                                                             ----------------  ----------------
           Subject to discretionary withdrawal:
             With fair value adjustment                                                      $     2,943,629               9.9%
             At book value less surrender charge                                                     341,009               1.2%
             At fair value                                                                        20,468,328              69.0%
                                                                                             ----------------  ----------------
               Total with adjustment or at fair value                                             23,752,966              80.1%
             At book value without adjustment                                                      2,035,194               6.9%
           Not subject to discretionary withdrawal                                                 3,855,025              13.0%
                                                                                             ----------------  ----------------
             Total net annuity actuarial reserves and deposit fund liabilities               $    29,643,185             100.0%
                                                                                             ================  ================

     As of December 31, 2018:

                                                                                                                    AMOUNT
                                                                                                               ----------------
         Life and Accident and Health Annual Statement:
           Annuities                                                                                           $     6,866,381
           Supplementary contracts with life contingencies                                                               7,975
           Asset liability matching reserves                                                                           194,262
           Deposit-type contracts                                                                                    1,524,660
                                                                                                               ----------------
             Total reported on Life and Accident and Health Annual Statement                                         8,593,278
                                                                                                               ----------------
         Annual Statement of the Separate Accounts:
           Exhibit 3 line 0299999, column 2                                                                         21,049,907
                                                                                                               ----------------
             Total reported on the Annual Statement of the Separate Accounts                                        21,049,907
                                                                                                               ----------------
               Combined total                                                                                  $    29,643,185
                                                                                                               ================

(21) PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

                                                                                                                    NET OF
                                                                                                   GROSS            LOADING
                                                                                             ----------------  ----------------
           Ordinary new business                                                             $        10,044   $         4,532
           Ordinary renewal business                                                                  59,993           108,928
           Credit life                                                                                   105               105
           Group life                                                                                  1,534             1,434
                                                                                             ----------------  ----------------
             Subtotal                                                                                 71,676           114,999
               Portion of due and unpaid over 90 days                                                   (703)             (703)
               Premiums due and unpaid                                                               227,015           227,015
                                                                                             ----------------  ----------------
             Net admitted asset                                                              $       297,988   $       341,311
                                                                                             ================  ================

(22) SUBSEQUENT EVENTS

     Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                      SCHEDULE OF SELECTED FINANCIAL DATA
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Investment Income Earned:
  U.S. Government bonds                                                                       $        14,984
  Other bonds (unaffiliated)                                                                          602,628
  Bonds of affiliates                                                                                      --
  Preferred stocks (unaffiliated)                                                                       5,010
  Preferred stocks of affiliates                                                                           --
  Common stocks (unaffiliated)                                                                         13,537
  Common stocks of affiliates                                                                              --
  Mortgage loans                                                                                      142,129
  Real estate                                                                                          23,993
  Premium notes, policy loans and liens                                                                28,151
  Cash on hand and on deposit                                                                              --
  Short-term investments                                                                                3,858
  Other invested assets                                                                                 2,426
  Derivative instruments                                                                               30,513
  Aggregate write-ins for investment income                                                             3,428
                                                                                              ----------------
    Gross investment income                                                                   $       870,657
                                                                                              ================

Real Estate Owned - Book Value less Encumbrances                                              $        62,702

Mortgage Loans - Book Value:
  Farm mortgages                                                                              $            --
  Residential mortgages                                                                                    --
  Commercial mortgages                                                                              3,614,864
                                                                                              ----------------
    Total mortgage loans                                                                      $     3,614,864
                                                                                              ================

Mortgage Loans By Standing - Book Value:
  Good standing                                                                               $     3,613,473
  Good standing with restructured terms                                                       $         1,391
  Interest overdue more than 90 days, not in foreclosure                                      $            --
  Foreclosure in process                                                                      $            --

Other Long Term Assets - Statement Value                                                      $       765,922

Collateral Loans                                                                              $            --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

  Bonds                                                                                       $            --
  Preferred stocks                                                                            $            --
  Common stocks                                                                               $       360,809

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents  by  Class  and
  Maturity:
  Bonds,  Short-Term  Investments  and  Certain  Cash  Equivalents by
    Maturity - Statement Value:
    Due within one year or less                                                               $       538,350
    Over 1 year through 5 years                                                                     3,851,459
    Over 5 years through 10 years                                                                   5,659,104
    Over 10 years through 20 years                                                                  2,091,553
    Over 20 years                                                                                   3,384,287
    No maturity date                                                                                    4,438
                                                                                              ----------------
      Total by maturity                                                                       $    15,529,191
                                                                                              ================

  Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement
    Value:

    NAIC 1                                                                                    $     9,138,992
    NAIC 2                                                                                          5,799,731
    NAIC 3                                                                                            526,502
    NAIC 4                                                                                             60,493
    NAIC 5                                                                                              3,469
    NAIC 6                                                                                                  4
                                                                                              ----------------
        Total by NAIC designation                                                             $    15,529,191
                                                                                              ================

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded              $    11,942,022
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed             $     3,587,169

Preferred Stocks - Statement Value                                                            $        49,406
Common Stocks - Market Value                                                                  $       755,930
Short-Term Investments and Cash Equivalents - Book Value                                      $       142,881
Options, Caps & Floors Owned - Statement Value                                                $       100,048
Options, Caps & Floors Written and In Force - Statement Value                                 $       (25,242)
Collar, Swap & Forward Agreements Open - Statement Value                                      $        47,185
Futures Contracts Open - Current Value                                                        $            --
Cash on Deposit                                                                               $       (81,363)

Life Insurance In Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $    78,607,436
  Credit Life                                                                                 $     6,371,246
  Group Life                                                                                  $   492,608,673

Amount of Accidental Death Insurance In Force Under Ordinary Policies                         $        36,564

Life Insurance Policies with Disability Provisions in Force:
  Industrial                                                                                  $            --
  Ordinary                                                                                    $       206,658
  Credit Life                                                                                 $        59,801
  Group Life                                                                                  $   280,727,776

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                SCHEDULE OF SELECTED FINANCIAL DATA (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

Supplementary Contracts in Force:
  Ordinary - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $       116,923
    Income Payable                                                                            $         6,601
  Ordinary - Involving Life Contingencies:
    Income Payable                                                                            $           340
  Group - Not Involving Life Contingencies:
    Amount on Deposit                                                                         $         3,118
    Income Payable                                                                            $            --
  Group - Involving Life Contingencies:
    Income Payable                                                                            $            --

Annuities:
  Ordinary:
    Immediate - Amount of Income Payable                                                      $       105,360
    Deferred - Fully Paid - Account Balance                                                   $     1,464,754
    Deferred - Not Fully Paid - Account Balance                                               $     5,937,364
  Group:
    Immediate - Amount of Income Payable                                                      $       177,370
    Deferred - Fully Paid - Account Balance                                                   $            --
    Deferred - Not Fully Paid - Account Balance                                               $        12,695

Accident and Health Insurance - Premiums In Force:
  Ordinary                                                                                    $            --
  Group                                                                                       $       457,778
  Credit                                                                                      $        51,697

Deposit Funds and Dividend Accumulations:
  Deposit Funds - Account Balance                                                             $     1,338,369
  Dividend Accumulations - Account Balance                                                    $        66,161

Claim Payments:
  Group Accident and Health:
    2018                                                                                      $        38,400
    2017                                                                                      $        36,663
    2016                                                                                      $         3,714
    2015                                                                                      $         1,922
    2014                                                                                      $           112
    Prior                                                                                     $         1,229
  Other Accident and Health:
    2018                                                                                      $           170
    2017                                                                                      $             6
    2016                                                                                      $            --
    2015                                                                                      $            --
    2014                                                                                      $            --
    Prior                                                                                     $           477
  Other Coverages that use Developmental Methods to Calculate Claims Reserves:
    2018                                                                                      $         4,670
    2017                                                                                      $         6,034
    2016                                                                                      $         2,951
    2015                                                                                      $         1,679
    2014                                                                                      $           879
    Prior                                                                                     $           329

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

1.) Total admitted assets (excluding separate accounts):                                    $    22,347,163

2.) 10 Largest exposures to a single issuer/borrower/investment:

    ISSUER                                                                                       AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------------------  ----------------  ---------------
    FNMA - Loan Backed Securities                                                           $       848,036              3.8%
    FHLMC - Loan Backed Securities                                                          $       723,410              3.2%
    Securian Life Insurance Co                                                              $       360,809              1.6%
    Wells Fargo                                                                             $       244,340              1.1%
    Goldman Sachs                                                                           $       189,970              0.9%
    Morgan Stanley                                                                          $       138,465              0.6%
    JP Morgan                                                                               $       134,405              0.6%
    Morgan Stanley Bank of America Merrill Lynch Trust                                      $       128,833              0.6%
    Berkshire Hathaway                                                                      $       112,011              0.5%
    UBS Commercial Mortgage Trust                                                           $       111,915              0.5%

3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:

    BONDS                                       AMOUNT        PERCENTAGE        STOCKS           AMOUNT         PERCENTAGE
    ---------------------------------------  --------------  --------------  -------------  ----------------  ---------------
    NAIC-1                                   $   9,138,992            40.9%  P/RP-1         $            --              0.0%
    NAIC-2                                   $   5,799,731            26.0%  P/RP-2         $        33,754              0.2%
    NAIC-3                                   $     526,502             2.4%  P/RP-3         $        13,256              0.1%
    NAIC-4                                   $      60,493             0.3%  P/RP-4         $         2,396              0.0%
    NAIC-5                                   $       3,469             0.0%  P/RP-5         $            --              0.0%
    NAIC-6                                   $           4             0.0%  P/RP-6         $            --              0.0%

4.) Assets held in foreign investments:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Total admitted assets held in foreign investments:                                      $     1,221,666              5.5%
    Foreign-currency denominated investments of:                                            $            --              0.0%
    Insurance liabilities denominated in that same foreign currency:                        $            --              0.0%

5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1                                                               $     1,189,753              5.3%
    Countries rated by NAIC-2                                                               $        15,521              0.1%
    Countries rated by NAIC-3 or below                                                      $        16,392              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        Australia                                                          $       301,341              1.3%
         Country:        United Kingdom                                                     $       255,401              1.1%
    Countries rated by NAIC-2
         Country:        Panama                                                             $         9,993              0.0%
         Country:        Mauritius                                                          $         4,156              0.0%
    Countries rated by NAIC-3 or below
         Country:        Barbados                                                           $         8,241              0.0%
         Country:        Guernsey                                                           $         8,151              0.0%

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
7.) Aggregate unhedged foreign currency exposure:                                           $        64,989              0.3%

8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
     Countries rated by NAIC-1                                                              $        64,042              0.3%
     Countries rated by NAIC-2                                                              $           947              0.0%
     Countries rated by NAIC-3 or below                                                     $            --              0.0%

9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                 AMOUNT         PERCENTAGE
                                                                                            ----------------  ---------------
    Countries rated by NAIC-1
         Country:        United Kingdom                                                     $        20,271              0.1%
         Country:        Sweden                                                             $         8,632              0.0%
    Countries rated by NAIC-2
         Country:        Italy                                                              $           947              0.0%
         Country:        None                                                               $            --              0.0%
    Countries rated by NAIC-3 or below
         Country:        None                                                               $            --              0.0%
         Country:        None                                                               $            --              0.0%

10.) 10 Largest non-sovereign foreign issues:

     ISSUER                                                                 NAIC RATING          AMOUNT         PERCENTAGE
     -------------------------------------------------------------------  ----------------  ----------------  ---------------
     Electricite de France                                                       1          $        55,059              0.2%
     Vodafone Group                                                              2          $        41,465              0.2%
     Takeda Pharmaceutical Co                                                    2          $        40,829              0.2%
     Daimler Finance                                                             1          $        39,973              0.2%
     TransGrid                                                                   2          $        35,000              0.2%
     Ausgrid                                                                     2          $        35,000              0.2%
     Nestle Holdings                                                             1          $        33,272              0.1%
     CSL Limited                                                                 1          $        30,000              0.1%
     Port of Melbourne                                                           2          $        30,000              0.1%
     SAP SE                                                                      1          $        27,500              0.1%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

11.) There were no admitted assets held in Canadian investments and unhedged
      Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.) Admitted assets held in the largest 10 equity interests:

     ISSUER                                                                                      AMOUNT         PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Securian Life Insurance Co                                                             $       360,809              1.6%
     Securian Asset Management Mutual Funds                                                 $        60,433              0.3%
     iShares Mutual Funds                                                                   $        59,415              0.3%
     Charles River Funds                                                                    $        26,813              0.1%
     Varde Funds                                                                            $        25,823              0.1%
     AEA Funds                                                                              $        25,362              0.1%
     Draper Fisher Jurvetson Funds                                                          $        23,139              0.1%
     Revolution Funds                                                                       $        18,248              0.1%
     Greyrock Capital Group Funds                                                           $        16,598              0.1%
     Falcon Funds                                                                           $        16,456              0.1%

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the Company's total admitted assets

15.) There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

                                                                     (Continued)
                                       59

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

16.) Admitted assets held in mortgage loans:

     10 Largest Annual Statement Schedule B aggregate mortgage interests:

     ISSUER                                                               TYPE                    AMOUNT        PERCENTAGE
     ---------------------------------------------------------  --------------------------  ----------------  ---------------
     Massry Portfolio                                           Commercial                  $        62,270              0.3%
     Meritex-Atlanta                                            Commercial                  $        43,250              0.2%
     Wilshire Union Shopping Center                             Commercial                  $        41,000              0.2%
     Towers Of Colonie Apartments                               Commercial                  $        39,328              0.2%
     Marshalls Plaza                                            Commercial                  $        32,000              0.1%
     Hubb Nyc Portfolio                                         Commercial                  $        27,500              0.1%
     Concord Ave Medical                                        Commercial                  $        23,800              0.1%
     West Market Plaza, West Market Plaza Land                  Commercial                  $        23,707              0.1%
     Kelsey II, Kelsey 1A1B, Aon 31st                           Commercial                  $        22,782              0.1%
     Wedge Hotel Portfolio                                      Commercial                  $        22,628              0.1%

     Admitted assets held in the following categories of mortgage loans:

     CATEGORY                                                                                   AMOUNT          PERCENTAGE
     -------------------------------------------------------------------------------------  ----------------  ---------------
     Construction loans                                                                     $            --              0.0%
     Mortgage loans over 90 days past due                                                   $            --              0.0%
     Mortgage loans in the process of foreclosure                                           $            --              0.0%
     Mortgage loans foreclosed                                                              $            --              0.0%
     Restructured mortgage loans                                                            $         1,391              0.0%

17.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     LOAN-TO-VALUE               RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
     ---------------  ---------------------------------  ---------------------------------  ---------------------------------
     Above 95%        $            --              0.0%  $            --              0.0%  $            --              0.0%
     91% to 95%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     81% to 90%       $            --              0.0%  $            --              0.0%  $            --              0.0%
     71% to 80%       $            --              0.0%  $        47,017              0.2%  $            --              0.0%
     below 70%        $            --              0.0%  $     3,567,847             16.0%  $            --              0.0%

18.) There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

19.) There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.) Total admitted assets subject to the following types of agreements:

                                                                                         AT END OF EACH QUARTER
                                                                               ---------------------------------------------
     AGREEMENT TYPE                                     AT YEAR END               1ST QTR         2ND QTR        3RD QTR
     -----------------------------------------  -----------------------------  --------------  --------------  -------------
     Securities lending                         $         --             0.0%  $          --   $          --   $         --
     Repurchase                                 $         --             0.0%  $          --   $          --   $         --
     Reverse repurchase                         $         --             0.0%  $          --   $          --   $         --
     Dollar repurchase                          $         --             0.0%  $          --   $          --   $         --
     Dollar reverse repurchase                  $         --             0.0%  $          --   $          --   $         --

21.) Warrants not attached to other financial instruments, options, caps, and floors:

                                                            OWNED                         WRITTEN
                                                -----------------------------  ------------------------------
     Hedging                                    $          --            0.0%  $          --             0.0%
     Income generation                          $          --            0.0%  $          --             0.0%
     Other                                      $          --            0.0%  $          --             0.0%

22.) Potential exposure for collars, swaps and forwards:

                                                                                             AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR         2ND QTR        3RD QTR
                                                -----------------------------  --------------  --------------  -------------
     Hedging                                    $      5,983             0.0%  $       5,801   $       5,556   $      7,057
     Income generation                          $         --             0.0%  $          --   $          --   $         --
     Replications                               $         --             0.0%  $          --   $          --   $         --
     Other                                      $         59             0.0%  $          43   $          56   $         51

23.) Potential exposure for future contracts:

                                                                                          AT END OF EACH QUARTER
                                                                               ---------------------------------------------
                                                        AT YEAR END               1ST QTR        2ND QTR         3RD QTR
                                                -----------------------------  --------------  -------------  --------------
     Hedging                                    $      26,170            0.1%  $      26,579   $     31,177   $      27,793
     Income generation                          $          --            0.0%  $          --   $         --   $          --
     Replications                               $          --            0.0%  $          --   $         --   $          --
     Other                                      $          --            0.0%  $          --   $         --   $          --

See accompanying independent auditors' report.

                        MINNESOTA LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Bonds
  US treasury securities                                           $       469,314         2.17%  $       469,314         2.18%
  US government agency obligations
    Issued by US government agencies                               $           679         0.00%  $           679         0.00%
    Issued by US government sponsored agencies                     $        12,266         0.06%  $        12,266         0.06%
  Foreign government                                               $        43,444         0.20%  $        43,444         0.20%
  Securities issued by states, territories and possessions and political subdivisions in the US State, territories and
    possessions general obligations                                $         3,018         0.01%  $         3,018         0.01%
    Political subdivisions of states, territories and
      possessions and political subdivisions general obligations   $        71,204         0.33%  $        71,204         0.33%
    Revenue and assessment obligations                             $       730,848         3.38%  $       730,848         3.39%
    Industrial development and similar obligations                 $            --         0.00%  $            --         0.00%
  Mortgage backed securities
    Pass-through securities
      Issued or guaranteed by GNMA                                 $        42,875         0.20%  $        42,875         0.20%
      Issued or guaranteed by FNMA and FHLMC                       $     1,092,128         5.05%  $     1,092,128         5.07%
      All other                                                    $            --         0.00%  $            --         0.00%
    CMOs and REMICs
      Issued or guaranteed by GNMA, FNMA, FHLMC or VA              $       530,702         2.45%  $       530,702         2.47%
      Issued by non-US Government issuers and collateralized by
        MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA        $            --         0.00%  $            --         0.00%
      All other                                                    $     1,553,534         7.18%  $     1,553,534         7.22%

Other debt and other fixed income securities
  Unaffiliated domestic securities                                 $     9,549,306        44.11%  $     9,549,306        44.35%
  Unaffiliated foreign securities                                  $     1,420,763         6.56%  $     1,420,763         6.60%
  Affiliated securities                                            $            --         0.00%  $            --         0.00%

Equity interests
  Investments in mutual funds                                      $       125,704         0.58%  $       125,704         0.58%
  Preferred stocks
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $        49,406         0.23%  $        49,406         0.23%
  Publicly traded equity securities
    Affiliated                                                     $            --         0.00%  $            --         0.00%
    Unaffiliated                                                   $       253,617         1.17%  $       253,617         1.18%

                                                                     (Continued)

                        MINNESOTA LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE (CONTINUED)
                               DECEMBER 31, 2018
                                 (IN THOUSANDS)

INVESTMENT CATEGORIES                                                GROSS INVESTMENT HOLDINGS           ADMITTED ASSETS
-----------------------------------------------------------------  -----------------------------  -----------------------------
Equity interests (continued)
  Other equity securities
      Affiliated                                                   $       360,819         1.67%  $       360,809         1.68%
      Unaffiliated                                                 $        15,800         0.07%  $        15,800         0.07%
  Other equity interests including tangible personal property under lease
      Affiliated                                                   $            --         0.00%  $            --         0.00%
      Unaffiliated                                                 $            --         0.00%  $            --         0.00%

Mortgage loans
  Construction and land development                                $            --         0.00%  $            --         0.00%
  Agricultural                                                     $            --         0.00%  $            --         0.00%
  Single family residential properties                             $            --         0.00%  $            --         0.00%
  Multifamily residential properties                               $            --         0.00%  $            --         0.00%
  Commercial loans                                                 $     3,614,864        16.70%  $     3,614,864        16.79%
  Mezzanine real estate loans                                      $            --         0.00%  $            --         0.00%

Real estate investments
  Property occupied by the company                                 $        62,702         0.29%  $        62,702         0.29%
  Property held for production of income                           $            --         0.00%  $            --         0.00%
  Property held for sale                                           $            --         0.00%  $            --         0.00%

Policy loans                                                       $       522,925         2.42%  $       519,511         2.41%

Derivatives                                                        $       149,598         0.69%  $       149,598         0.70%

Receivable for securities                                          $        32,719         0.15%  $        32,619         0.15%

Securities lending collateral                                      $            --         0.00%  $            --         0.00%

Cash, cash equivalents and short-term investments                  $        61,518         0.28%  $        61,518         0.29%

Other invested assets                                              $       877,244         4.05%  $       765,922         3.55%
                                                                   ----------------  -----------  ----------------  -----------

Total invested assets                                              $    21,646,997       100.00%  $    21,532,151       100.00%
                                                                   ================  ===========  ================  ===========

See accompanying independent auditors' report.

                           PART C: OTHER INFORMATION


Item 26. Exhibits


The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.


Item 27. Directors and Officers of the Minnesota Life Insurance Company



Name and Principal                                               Position and Offices
Business Address                                                 with Minnesota Life
------------------------------------------------ ---------------------------------------------------
Erich J. Axmacher                                Assistant General Counsel and Chief Privacy
Minnesota Life Insurance Company                 Officer
400 Robert Street North
St. Paul, MN 55101
Barbara A. Baumann                               Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Michael P. Boyle                                 Second Vice President - Law
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Mary K. Brainerd                                 Director
1823 Park Avenue
Mahtomedi, MN 55115
Gary R. Christensen                              Director, Attorney-in-Fact, Senior Vice President,
Minnesota Life Insurance Company                 General Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101
Susan L. Ebertz                                  Vice President - Enterprise Benefits Distribution
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Robert J. Ehren                                  Senior Vice President - Individual Markets
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Benjamin G.S. Fowke III                          Director
Chairman, President and Chief Executive Officer
Xcel Energy, Inc.
414 Nicollet Mall, 401-9
Minneapolis, MN 55401
Craig J. Frisvold                                Vice President - ILAD Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Sara H. Gavin                                    Director
President, North America Weber Shandwick
510 Marquette Avenue
13F
Minneapolis, MN 55402


                                      C-1



Name and Principal                                 Position and Offices
Business Address                                    with Minnesota Life
---------------------------------- ----------------------------------------------------
Mark J. Geldernick                 Vice President and Chief Risk Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Eric B. Goodman                    Director
101 North 7th Street
Suite 202
Louisville, KY 40202
Christopher M. Hilger              Director, Chairman of the Board, President and
Minnesota Life Insurance Company   Chief Executive Officer
400 Robert Street North
St. Paul, MN 55101
John H. Hooley                     Director
4623 McDonald Drive Overlook
Stillwater, MN 55082
Daniel H. Kruse                    Vice President and Actuary - ILAD
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
David J. LePlavy                   Senior Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Andrea L. Mack                     Second Vice President, Individual Product Solutions
Minnesota Life Insurance Company   Group
400 Robert Street North
St. Paul, MN 55101
Susan M. Munson-Regala             Second Vice President and Actuary - Group
Minnesota Life Insurance Company   Insurance
400 Robert Street North
St. Paul, MN 55101
Kathleen L. Pinkett                Senior Vice President - HR and Corporate Services
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Daniel P. Preiner                  Second Vice President, Chief Compliance Officer -
Minnesota Life Insurance Company   Law
400 Robert Street North
St. Paul, MN 55101
Trudy A. Rautio                    Director
5000 France Avenue
South #23
Edina, MN 55410-2060
Robert L. Senkler                  Director
557 Portsmouth Court
Naples, FL 34110
Bruce P. Shay                      Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


                                      C-2


Name and Principal                               Position and Offices
Business Address                                 with Minnesota Life
---------------------------------- -----------------------------------------------
John A. Yaggy                      Second Vice President and Assistant Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Warren J. Zaccaro                  Director, Executive Vice President and Chief
Minnesota Life Insurance Company   Financial Officer
400 Robert Street North
St. Paul, MN 55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Individual Variable Universal Life Account


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:


     Securian Holding Company (Delaware)


Wholly-owned subsidiaries of Securian Holding Company:


     Securian Financial Group, Inc. (Delaware)
     Robert Street Property Management, Inc.


Wholly-owned subsidiaries of Securian Financial Group, Inc.:


     Minnesota Life Insurance Company
     Securian Ventures, Inc.
     Securian Asset Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Ochs, Inc.
     Lowertown Capital, LLC (Delaware)
     Securian Holding Company Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company

     Marketview Properties, LLC

     Marketview Properties II, LLC
     Marketview Properties III, LLC
     Marketview Properties IV, LLC
     Oakleaf Service Corporation
     Securian AAM Holdings, LLC (Delaware)


Majority-owned subsidiary of Securian AAM Holdings, LLC:


     Asset Allocation & Management Company, L.L.C. (Delaware)


Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):


     Securian Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):


     Canadian Premier Life Insurance Company (Ontario, Canada)
     CRI Canada Ltd. (British Columbia, Canada)

                                      C-3


     Canadian Premier General Insurance Company (Ontario, Canada)

     Selient, Inc. (Ontario, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


     Securian Funds Trust


Majority-owned subsidiary of Securian Financial Group, Inc.:


     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Minnesota Life Insurance Company:


     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


Item 29. Indemnification


The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.


Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. Principal Underwriters


(a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:


     Variable Fund D
     Variable Annuity Account
     Minnesota Life Variable Life Account
     Minnesota Life Individual Variable Universal Life Account

                                      C-4

     Minnesota Life Variable Universal Life Account
     Securian Life Variable Universal Life Account


(b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:


Name and Principal                                 Positions and Offices
Business Address                                      with Underwriter
----------------------------------- ---------------------------------------------------
George I. Connolly                  President, Chief Executive Officer and Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101
Gary R. Christensen                 Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Warren J. Zaccaro                   Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101
Jeffrey D. McGrath                  Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101
Kimberly K. Carpenter               Senior Vice President, Chief Compliance Officer
Securian Financial Services, Inc.   and Anti-Money Laundering Compliance Officer
400 Robert Street North
St. Paul, MN 55101
Kjirsten G. Zellmer                 Vice President - Strategy and Business Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101
Kristin M. Ferguson                 Vice President, Chief Financial Officer, Treasurer
Securian Financial Services, Inc.   and Financial Operations Principal
400 Robert Street North
St. Paul, MN 55101

(c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


Name of                              Net Underwriting   Compensation on
Principal                              Discounts and     Redemption or    Brokerage       Other
Underwriter                             Commissions      Annuitization   Commissions   Compensation
----------------------------------- ------------------ ---------------- ------------- -------------
Securian Financial Services, Inc.   $13,825,797        --               --            --

Item 31.  Location of Accounts and Records


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.


Item 32.  Management Services


None.

                                      C-5

Item 33.  Fee Representation


Minnesota Life Insurance Company hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 333-183590, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.


                                      C-6

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Individual Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 25th day of April, 2019.



                                          MINNESOTA LIFE INDIVIDUAL VARIABLE
                                          UNIVERSAL LIFE ACCOUNT
                                           (Registrant)


                                          By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                          By /s/ Christopher M. Hilger
                                              ---------------------------------
                                              Christopher M. Hilger
                                              Chairman of the Board,
                                              President and Chief Executive
                                              Officer



Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 25th day of April, 2019.



                                          MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                          By /s/ Christopher M. Hilger
                                              ---------------------------------
                                              Christopher M. Hilger
                                              Chairman of the Board,
                                              President and Chief Executive
                                              Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the dates indicated.



            Signature                                        Title                                 Date
---------------------------------   ------------------------------------------------------   ---------------
/s/ Christopher M. Hilger           Chairman of the Board, President and Chief Executive     April 25, 2019
------------------------------      Officer
Christopher M. Hilger
*                                   Director
------------------------------
Robert L. Senkler
*                                   Director
------------------------------
Mary K. Brainerd
*                                   Director
------------------------------
Gary R. Christensen
*                                   Director
------------------------------
Benjamin G.S. Fowke III
*                                   Director
------------------------------
Sara H. Gavin





            Signature                                        Title                                 Date
---------------------------------   ------------------------------------------------------   ---------------
*                                   Director
------------------------------
Eric B. Goodman
*                                   Director
------------------------------
John H. Hooley
*                                   Director
------------------------------
Trudy A. Rautio
*                                   Director
------------------------------
Bruce P. Shay
*                                   Director
------------------------------
Warren J. Zaccaro
/s/ Warren J. Zaccaro               Executive Vice President and Chief Financial Officer     April 25, 2019
------------------------------      (chief financial officer)
Warren J. Zaccaro
/s/ Warren J. Zaccaro               Executive Vice President and Chief Financial Officer     April 25, 2019
------------------------------      (chief accounting officer)
Warren J. Zaccaro
/s/ David J. LePlavy                Senior Vice President, Treasurer and Controller          April 25, 2019
------------------------------      (treasurer)
David J. LePlavy
/s/ Gary R. Christensen             Director, Attorney-in-Fact, Senior Vice President,       April 25, 2019
------------------------------      General Counsel and Secretary
Gary R. Christensen



* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.


                                 EXHIBIT INDEX



Exhibit
Number        Description of Exhibit
------------- -----------------------------------------------------------------------------------------------------------
26 (a)        Resolution of the Board of Directors of Minnesota Life Insurance Company establishing the Minnesota
              Life Individual Variable Universal Life Account, previously filed on July 16, 2007 as Exhibit 26(a) to
              Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Initial
              Registration Statement, is hereby incorporated by reference.
26 (b)        Not Applicable.
26 (c) (1)    Agent's Contract issued by Minnesota Life Insurance Company, previously filed on December 7, 2007 as Exhibit 26(c)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
              Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (c) (2)    General Agent's Contract issued by Minnesota Life Insurance Company, previously filed on
              December 7, 2007 as Exhibit 26(c)(2) to Minnesota Life Individual Variable Universal Life Account's
              Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (c) (3)    The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and
              Securian Financial Services, Inc., previously filed on April 27, 2009, as Exhibit 24(c)(3) to Registrant's
              Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (d) (1)    ML Premier Variable Universal Life Policy form ICC12-665, previously filed on April 25, 2013 as
              Exhibit 26(d)(1) to Registrant's Form N-6, File Number 333-183590, Post-Effective Amendment
              Number 2, is hereby incorporated by reference.
26 (d) (2)    Children's Term Agreement, form ICC09-904U, previously filed on August 28, 2012 as Exhibit 26(d)(2)
              to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
              Initial Registration Statement, is hereby incorporated by reference.
26 (d) (3)    Waiver of Charges Agreement, form ICC12-919, previously filed on August 28, 2012 as Exhibit 26(d)(3)
              to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
              Initial Registration Statement, is hereby incorporated by reference.
26 (d) (4)    Allocation Options for Variable Indexed Universal Life with Indexed Options, form F78622 Rev 4-2018.
26 (d) (5)    Term Insurance Agreement, form 06-944R, previously filed on August 28, 2012 as Exhibit 26(d)(5) to
              Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial
              Registration Statement, is hereby incorporated by reference.
26 (d) (6)    Accelerated Death Benefit Agreement, form ICC12-931U, previously filed on August 28, 2012 as
              Exhibit 26(d)(6) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
              333-183590, Initial Registration Statement, is hereby incorporated by reference.
26 (d) (7)    Waiver of Premium Agreement, form 06-917, previously filed on August 28, 2012 as Exhibit 26(d)(7) to
              Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial
              Registration Statement, is hereby incorporated by reference.
26 (d) (8)    Early Values Agreement, form ICC13-939, previously filed on April 26, 2018 as Exhibit 26(d)(13) to
              Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604,
              Post-Effective Amendment Number 29, is hereby incorporated by reference.
26 (d) (9)    Long Term Care Agreement, form ICC12-932, previously filed on August 28, 2012 as Exhibit 26(d)(9)
              to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
              Initial Registration Statement, is hereby incorporated by reference.
26 (d) (10)   Guaranteed Insurability Option, form ICC09-915, previously filed on August 28, 2012 as Exhibit
              26(d)(10) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
              333-183590, Initial Registration Statement, is hereby incorporated by reference.


                                       I-1



Exhibit
Number        Description of Exhibit
------------- -------------------------------------------------------------------------------------------------------
26 (d) (11)   Overloan Protection Agreement, form ICC16-20081, previously filed on April 25, 2019 as Exhibit
              26(d)(10) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
              333-198279, Post-Effective Amendment Number 10, is hereby incorporated by reference.
26 (d) (12)   Inflation Agreement, form ICC11-916, previously filed on August 28, 2012 as Exhibit 26(d)(12) to
              Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial
              Registration Statement, is hereby incorporated by reference.
26 (d) (13)   Income Protection Agreement, form 13-302, previously filed on April 26, 2016 as Exhibit 26(d)(13) to
              Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
              Post-Effective Amendment Number 8, is hereby incorporated by reference.
26 (d) (14)   Guaranteed Income Agreement, form 15-20027, previously filed on April 26, 2018 as Exhibit 26(d)(14)
              to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
              Post-Effective Amendment Number 12, is hereby incorporated by reference.
26 (d) (15)   Premium Deposit Account Agreement, form 14-20005, previously filed on September 17, 2014 as
              Exhibit 26(d)(15) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
              Number 333-183590, Post-Effective Amendment Number 4, is hereby incorporated by reference.
26 (d) (16)   Business Continuation Agreement, form ICC14-20016, previously filed as Exhibit 26(d)(16) to
              Registrant's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, on February 27,
              2015, is hereby incorporated by reference.
26 (d) (17)   Guaranteed Insurability Option for Business Agreement, form ICC14-20017, previously filed as Exhibit
              26(d)(17) to Registrant's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, on
              February 27, 2015, is hereby incorporated by reference.
26 (d) (18)   Accelerated Death Benefit for Chronic Illness Agreement, form ICC16-20057, previously filed on
              June 17, 2016 as Exhibit 26(d)(23) to Minnesota Life Individual Variable Universal Life Account's Form
              N-6, File Number 333-144604, Post-Effective Amendment Number 26, is hereby incorporated by reference.
26 (d) (19)   Accelerated Death Benefit for Terminal Illness Agreement, form ICC16-20058, previously filed on
              June 17, 2016 as Exhibit 26(d)(24) to Minnesota Life Individual Variable Universal Life Account's Form
              N-6, File Number 333-144604, Post-Effective Amendment Number 26, is hereby incorporated by reference.
26 (d) (20)   Premier Variable Universal Life Policy form ICC18-20150.
26 (e) (1)    Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as
              Exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
              333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (2)    Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as Exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life
              Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (3)    Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC17-59534
              4-2017, previously filed on April 26, 2018 as Exhibit 26(e)(3) to Minnesota Life Individual Variable
              Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 12,
              is hereby incorporated by reference..
26 (e) (4)    Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on
              April 25, 2017 as Exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form
              N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.


                                       I-2


Exhibit
Number            Description of Exhibit
----------------- ----------------------------------------------------------------------------------------------------------
26 (e) (5)        Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as Exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.
26 (e) (6)        Application Part 2, form ICC14-59572 2-2014, previously filed on April 26, 2016 as Exhibit 26(e)(6) to
                  Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
                  Post-Effective Amendment Number 8, is hereby incorporated by reference.
26 (e) (7)        Application Part 2, form ICC14-59573 2-2014, previously filed on April 26, 2016 as Exhibit 26(e)(7) to
                  Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
                  Post-Effective Amendment Number 8, is hereby incorporated by reference.
26 (e) (8)        Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as
                  Exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                  333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (9)        Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as
                  Exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                  333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (e) (10)       Proposed Insured Juvenile Information for Ages 0-17, form ICC16-84732 7-2016, previously filed on
                  April 25, 2017 as Exhibit 26(e)(10) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.
26 (f) (1)        Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit 27(f)(1) to Minnesota
                  Life's Variable Life Account's Form N-6, File Number 333-109853, Initial Registration Statement, on
                  October 21, 2003, is hereby incorporated by reference.
26 (f) (2)        Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.
26 (g)            YRT Reinsurance Template; Reinsurance Agreement between Minnesota Life Insurance Company and
                  Reinsurer, previously filed on December 14, 2007 as Exhibit 26(g) to Minnesota Life Individual
                  Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment
                  Number 1, is hereby incorporated by reference.
26 (h) (1) (i)    Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and
                  Minnesota Life Insurance Company, previously filed on September 30, 2014 as Exhibit 24(b)(8)(a) to
                  Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendments 8 and 239,
                  is hereby incorporated by reference.
26 (h) (1) (ii)   Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance
                  Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6,
                  File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.
26 (h) (2) (i)    Fund Participation Agreement by and among Minnesota Life Insurance Company, Financial Investors
                  Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc., previously filed on
                  December 7, 2007 as Exhibit 26(h)(4)(i) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (2) (ii)   Rule 22c-2 Agreement by and between Financial Investors Variable Insurance Trust and Minnesota Life
                  Insurance Company, previously filed on December 7, 2007 as Exhibit 26(h)(4)(ii) to Minnesota Life
                  Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

                                       I-3


Exhibit
Number             Description of Exhibit
------------------ --------------------------------------------------------------------------------------------------------
26 (h) (2) (iii)   Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company,
                   Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on
                   February 25, 2010 as Exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number
                   333-136242, Post-Effective Amendments 11 and 161, is hereby incorporated by reference.
26 (h) (2) (iv)    Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
                   Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                   previously filed on April 27, 2010 as Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.
26 (h) (2) (v)     Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
                   Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                   previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post-Effective Amendment Number 35, on April 25, 2014, is hereby incorporated by reference.
26 (h) (2) (vi)    Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
                   Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                   previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post-Effective Amendment Number 35, on April 25, 2014, is hereby incorporated by reference.
26 (h) (2) (vii)   Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company,
                   Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                   previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 33-3233, Post-Effective Amendment Number 35, on April 25, 2014, is hereby incorporated by reference.
26 (h) (3) (i)     Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products
                   Trust, Franklin Templeton Distributors, Inc. Minnesota Life Insurance Company, previously filed as
                   Exhibit 27(h)(14)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383,
                   Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (3) (ii)    Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable
                   Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company,
                   previously filed as Exhibit 27(h)(14)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                   Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (3) (iii)   Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products
                   Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
                   Exhibit 27(h)(14)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383,
                   Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.
26 (h) (3) (iv)    Amendment No. 3 to Participation Agreement by and among Franklin Templeton Variable Insurance
                   Products Trust, Franklin Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian
                   Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
                   Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005,
                   is hereby incorporated by reference.
26 (h) (3) (v)     Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products
                   Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial
                   Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form
                   N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                                       I-4


Exhibit
Number              Description of Exhibit
------------------- -----------------------------------------------------------------------------------------------------------
26 (h) (3) (vi)     Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on
                    December 20, 2006 as Exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number
                    333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.
26 (h) (3) (vii)    Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance
                    Company previously filed on September 6, 2007, as Exhibit 24(c)(i)(u) to Variable Annuity Account's
                    Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (3) (viii)   Amendment No. 6 to Participation Agreement by and among Franklin Templeton Variable Insurance
                    Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian
                    Financial Services, Inc., previously filed on December 14, 2007 as Exhibit 26(h)(5)(viii) to Minnesota
                    Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective
                    Amendment Number 1, is hereby incorporated by reference.
26 (h) (3) (ix)     Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products
                    Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial
                    Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as Exhibit 24(c)(8)(m)(vii) to
                    Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
                    and 171, is hereby incorporated by reference.
26 (h) (3) (x)      Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
                    Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
                    Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27,
                    2012, is hereby incorporated by reference.
26 (h) (3) (xi)     Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance
                    Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian
                    Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012,
                    is hereby incorporated by reference.
26 (h) (3) (xii)    Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
                    Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
                    Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24,
                    2013, is hereby incorporated by reference.
26 (h) (3) (xiii)   Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
                    Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
                    Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24,
                    2013, is hereby incorporated by reference.
26 (h) (4) (i)      Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                    Marketing Corporation and Minnesota Life Insurance Company, previously filed on December 14, 2007 as Exhibit 26(h)(7)(i) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                    Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (4) (ii)     Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard
                    Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of
                    September 1, 2012, previously filed as Exhibit 26(h)(7)(ii) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604, Post-Effective Amendment Number 17
                    on April 25, 2014, is hereby incorporated by reference.

                                       I-5


Exhibit
Number             Description of Exhibit
------------------ --------------------------------------------------------------------------------------------------------
26 (h) (4) (iii)   Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard
                   Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of
                   May 1, 2014, previously filed as Exhibit 26(h)(7)(iii) to Minnesota Life Individual Variable Universal
                   Life Account's Form N-6, File Number 333-144604, Post-Effective Amendment Number 17 on April 25,
                   2014, is hereby incorporated by reference.
26 (h) (5) (i)     Participation Agreement as of September 19, 2003 between Minnesota Life Insurance Company and
                   Waddell & Reed, Inc. previously filed as Exhibit 27(h)(15) to Registrant's Form N-6, File Number
                   333-96383, Pre-Effective Amendment #1, on February 19, 2004, is hereby incorporated by reference.
26 (h) (5) (ii)    Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance
                   Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii)
                   to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment
                   Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (5) (iii)   Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and
                   Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form
                   N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
26 (h) (5) (iv)    Second Amendment to Target Funds Participation Agreement by and among Minnesota Life Insurance
                   Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed on December 14, 2007 as Exhibit 26(h)(8)(iv) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                   Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (5) (v)     Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance
                   Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(ii) to
                   Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6
                   on February 27, 2009, is hereby incorporated by reference.
26 (h) (5) (vi)    Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds
                   Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25,
                   2011 as Exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                   Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (5) (vii)   Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes
                   Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell
                   & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                   Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment
                   Number 35 on April 25, 2014, is hereby incorporated by reference.
26 (h) (6) (i)     Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services
                   Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(i) to
                   Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30,
                   2003, is hereby incorporated by reference.
26 (h) (6) (ii)    Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                   Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                   27(h)(13)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
                   on April 30, 2003, is hereby incorporated by reference.
26 (h) (6) (iii)   Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                   Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                   27(h)(13)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
                   on April 30, 2003, is hereby incorporated by reference.

                                       I-6


Exhibit
Number              Description of Exhibit
------------------- --------------------------------------------------------------------------------------------------------
26 (h) (6) (iv)     Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (6) (v)      Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (6) (vi)     Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.
26 (h) (6) (vii)    Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as
                    Exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective
                    Amendment Number 2, is hereby incorporated by reference.
26 (h) (6) (viii)   Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota
                    Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)(8)(v) to Variable
                    Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.
26 (h) (6) (ix)     Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS
                    Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company
                    previously filed on April 25, 2011 as Exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (6) (x)      Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                    Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as Exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (6) (xi)     Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                    Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
                    2015 as Exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (6) (xii)    Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                    Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
                    2015 as Exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (6) (xiii)   Amendment No. 9 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                    Life Insurance Company, and Massachusetts Financial Services Company, previously filed on
                    November 8, 2017 as Exhibit 24(b)(8)(k)(xii) to Variable Annuity Account's Form N-4, File Number
                    333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.
26 (h) (6) (xiv)    Amendment No. 10 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
                    Life Insurance Company, and Massachusetts Financial Services Company, previously filed on
                    November 8, 2017 as Exhibit 24(b)(8)(k)(xiii) to Variable Annuity Account's Form N-4, File Number
                    333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

                                       I-7


Exhibit
Number             Description of Exhibit
------------------ ---------------------------------------------------------------------------------------------------------
26 (h) (7) (i)     Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights
                   Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit
                   24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective
                   Amendment Numbers 15 and 192, is hereby reference.
26 (h) (7) (ii)    Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota
                   Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number
                   333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.
26 (h) (7) (iii)   First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights
                   Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8,
                   2012, previously filed on April 25, 2014 as Exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form
                   N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226,is hereby incorporated by reference.
26 (h) (7) (iv)    Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern
                   Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated
                   March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as Exhibit
                   24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective
                   Amendment Numbers 5 and 226, is hereby incorporated by reference.
26 (h) (8) (i)     Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust
                   and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as Exhibit 24(c)(8)(ff)
                   to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
                   26 and 171, is hereby incorporated by reference.
26 (h) (8) (ii)    Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global
                   Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective
                   Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (8) (iii)   PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between
                   Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as Exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number
                   333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.
26 (h) (8) (iv)    Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO
                   Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC
                   and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on
                   April 27, 2012, is hereby incorporated by reference.
26 (h) (8) (v)     Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
                   Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota
                   Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34
                   on April 24, 2013, is hereby incorporated by reference.
26 (h) (8) (vi)    Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO
                   Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's
                   Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.
26 (h) (8) (vii)   Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable
                   Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life
                   Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on
                   April 24, 2013, is hereby incorporated by reference.

                                       I-8



Exhibit
Number              Description of Exhibit
------------------- --------------------------------------------------------------------------------------------------------
26 (h) (8) (viii)   Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
                    Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as
                    Exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                    Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.
26 (h) (9) (i)      Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
                    and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8) (z) to
                    Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3,
                    is hereby incorporated by reference.
26 (h) (9) (ii)     Amendment Number One to Participation Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
                    previously filed on April 27, 2010 as Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.
26 (h) (9) (iii)    Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
                    previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference
26 (i) (1) (i)      Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and
                    Trust Company, previously filed as Exhibit 24(c)(8)(q) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.
26 (i) (1) (ii)     First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and
                    State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the
                    Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective
                    Amendment Number 1, is hereby incorporated by reference.
26 (i) (2) (i)      Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust
                    Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.
26 (i) (2) (ii)     First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street
                    Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian
                    Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment
                    Number 1, is hereby incorporated by reference.
26 (i) (3)          Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian
                    Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File
                    Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.
26 (j)              Not Applicable.
26 (k)              Opinion and Consent of Alison J. Lehman.
26 (l)              Not Applicable.
26 (m)              Not Applicable.
26 (n)              Consent of KPMG.
26 (o)              Not Applicable.
26 (p)              Not Applicable.


                                       I-9


Exhibit
Number   Description of Exhibit
-------- --------------------------------------------------------------------------------------------------
26 (q)   Redeemability exemption, previously filed on February 25, 2019 as Exhibit 26(q) to Minnesota Life
         Individual Variable Universal Life Account's Form N-6, File Number 333-198279, Post-Effective
         Amendment Number 9, is hereby incorporated by reference.
26 (r)   Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.


                                      I-10